                                                     NICHOLAS APPLEGATE-R-
                                                      INSTITUTIONAL FUNDS









                        ANNUAL REPORT
                     INSTITUTIONAL FUNDS
                        MARCH 31, 2001

LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDER,

This fiscal year proved to be one of the most challenging periods for investors in global equity markets. Major indices in the United States fell sharply following several years of record-breaking advances. Overseas, equities also sustained losses in both developed and emerging countries.

  A confluence of factors contributed to the downturn, with higher interest rates at the top of the list. Central banks worldwide raised interest rates 129 times in 2000. This tight monetary policy combined with rising fuel costs slowed global economic activity and cut into corporate profits. Dimming growth prospects for technology stocks and weakness in the euro currency added to selling pressure.

  The environment was particularly difficult for growth stock investors, since technology and other high-growth issues led the market's decline. Against a backdrop of downside price volatility, many investors' appetite for risk decreased. As a result, they bid prices of stocks with high earnings growth, high valuations and high levels of market sensitivity lower.

  At Nicholas-Applegate, we appreciate the seriousness of this situation. Market conditions, such as these, are troubling for even the most disciplined investor. Still, we hope you will not be overly discouraged by these developments. There are signs of improvement in the global investment landscape.

  In response to the slowdown in global economic activity, central banks worldwide began easing monetary policy in late 2000. In the United States, the Federal Reserve aggressively lowered interest rates during the first quarter of 2001, starting with a surprise rate cut in January. The combination of falling interest rates, continued subdued inflation and unprecedented equity market volatility propelled US bond prices higher during the fiscal year.

  While recent stock market conditions have tested investors' resolve, we are optimistic about the prospects for US and international equities going forward. Attractive valuations, easier monetary policy, and more favorable earnings comparisons in late 2001 and into 2002 offer the potential for stock prices to climb higher. Investor expectations that reflect more normal rates of return could also drive a recovery in equities.

  A look at performance over the last half-century shows stock markets have often rebounded sharply off lows to reach new highs. It is imperative to note that investors who missed the first three months of these market recoveries typically lost out on some of the best opportunities for capital appreciation. This underscores the importance of staying fully invested and of following a carefully designed asset allocation plan.

  Since Nicholas-Applegate was founded in 1984, the markets have experienced periods of volatility, spanning both peaks and valleys. Regardless of the environment, we have adhered to our proven investment philosophy and process at all times. Over the long term, we believe that our style of investing will continue to reward shareholders.

  On behalf of everyone at Nicholas-Applegate, we appreciate your confidence and thank you for your participation in the Nicholas-Applegate Institutional Funds.

Best Regards,

/s/ Arthur E. Nicholas

Arthur E. Nicholas
Chairman

--------------------------------------------------------------------------------

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
TABLE OF CONTENTS
------------------------------------------------------------------------

                                                                           PAGE
The Funds' Review and Outlook, Performance and Schedule of Investments
  Worldwide Growth......................................................     1
  Global Blue Chip......................................................     7
  Global Technology.....................................................    12
  Global Health Care....................................................    16
  International Core Growth.............................................    20
  International Small Cap Growth........................................    25
  Emerging Countries....................................................    30
  Pacific Rim...........................................................    35
  Latin America.........................................................    39
  Large Cap Growth......................................................    43
  Mid Cap Growth........................................................    46
  Small Cap Growth......................................................    50
  Mini Cap Growth.......................................................    57
  Value.................................................................    62
  Convertible...........................................................    66
  High Quality Bond.....................................................    70
  High Yield Bond.......................................................    77
The Funds':
  Financial Highlights..................................................    82
  Statement of Assets and Liabilities...................................    86
  Statement of Operations...............................................    90
  Statement of Changes in Net Assets....................................    94
  Notes to the Financial Statements.....................................   100
  Report of Independent Auditors........................................   108

------------------------
This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a currently effective prospectus for Nicholas-Applegate Institutional Funds Class I Shares. Distributor: Nicholas-Applegate Securities.

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
WORLDWIDE GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: CATHERINE SOMHEGYI NICHOLAS, Chief Investment Officer, Global Equities; ANDREW B. GALLAGHER, Portfolio Manager; LORETTA J. MORRIS, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Director of Quantitative Research and Portfolio Management; PEDRO V. MARCAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; MELISA GRIGOLITE, Portfolio Manager.

  GOAL: The Worldwide Growth Fund seeks to maximize long-term capital appreciation through investment in growth-oriented companies around the world including the United States.

  MARKET OVERVIEW: After posting impressive gains during the prior 12 months, world stock markets fell during the fiscal year ended March 31, 2001. A number of factors tested investors' resolve this period, including:

  - A United-States-led downturn in global economic growth precipitated by the effects of tight monetary policy

  - High energy prices and a weak euro

  - Resultant deceleration in corporate profits, most notably in the technology sector

  The environment was especially difficult for growth stocks. Against a backdrop of uncertainty and extreme volatility, investors favored issues with high dividend yields and low P/E ratios. As a result, stocks in defensive sectors such as consumer staples, health care and utilities outperformed.

  Late in the period, in response to slowing global GDP growth, central banks worldwide began easing monetary policy, making a total of 46 interest-rate cuts between December 1, 2000 and March 31, 2001. While the European Central Bank refrained from easing due to inflation concerns, it signaled the potential for future rate cuts.

  PERFORMANCE: After returning 73.8% during the prior fiscal year, the Fund lost 46.2% this period, the MSCI World Index fell 25.1% and the MSCI All Country World Index lost 25.1%. During the 3 years ended March 31, 2001, the Fund advanced 7.9% on an annualized basis, outperforming the MSCI World Index and the MSCI All Country World Index, which rose 0.9% and 0.4%, respectively.

  PORTFOLIO SPECIFICS: The Fund's holdings are concentrated in growth stocks. As a result, investors' reduced appetite for growth stocks this period negatively impacted the Fund's performance versus its broad-market benchmark. Issue selection among US technology companies also hurt relative results.

  On a favorable note, stock selection in the financial services sector helped performance, as did an overweight in energy and utilities, two sectors that did relatively well. Top-performing holdings this period included Royal Bank of Scotland, Citigroup and health care companies Biovail and Teva Pharmaceuticals.

  MARKET OUTLOOK: While the past 12 months have been extremely challenging, we are positive on the prospects for global equity investing. The current monetary easing environment provides a firm foundation for stocks' recovery. Equities' risk/reward profile is attractive given more reasonable valuations. As investor expectations normalize after the historic gains of the late 1990s, cash currently on the sidelines should start flowing into the market.

  We are confident that our highly adaptable, bottom-up investment process will lead us to solid companies with strong fundamentals and that this process will continue to reward investors with solid long term results.

--------------------------------------------------------------------------------

WORLDWIDE GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN WORLDWIDE GROWTH FUND INSTITUTIONAL SHARES WITH THE MSCI WORLD INDEX AND THE MSCI ALL COUNTRY WORLD INDEX.

                                                        ANNUALIZED TOTAL RETURNS
                                                              As of 3/31/01                      SINCE
                           1 YEAR                                5 YEARS                        INCEPTION
                           -46.19%                               13.94%                          13.66%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WORLDWIDE GROWTH FUND
          INSTITUTIONAL SHARES   MSCI WORLD INDEX  MSCI ALL COUNTRY WORLD INDEX
4/19/93                $250,000          $250,000                      $250,000
04/93                  $252,968          $253,552                      $253,312
05/93                  $264,155          $259,333                      $259,031
06/93                  $263,470          $257,076                      $257,219
07/93                  $266,210          $262,321                      $262,365
08/93                  $284,018          $274,283                      $274,393
09/93                  $284,475          $269,143                      $269,938
10/93                  $285,388          $276,491                      $277,882
11/93                  $268,493          $260,786                      $264,185
12/93                  $286,073          $273,487                      $279,541
01/94                  $307,534          $291,455                      $298,123
02/94                  $306,849          $287,637                      $293,530
03/94                  $300,228          $275,153                      $280,264
04/94                  $306,393          $283,600                      $288,100
05/94                  $300,228          $284,281                      $289,902
06/94                  $295,205          $283,428                      $288,544
07/94                  $302,968          $288,757                      $295,312
08/94                  $315,297          $297,391                      $305,934
09/94                  $310,731          $289,510                      $299,519
10/94                  $312,329          $297,703                      $306,560
11/94                  $297,032          $284,723                      $293,336
12/94                  $294,625          $287,428                      $294,535
01/95                  $283,169          $283,030                      $287,751
02/95                  $290,730          $287,089                      $290,690
03/95                  $299,207          $300,840                      $303,937
04/95                  $310,891          $311,249                      $314,338
05/95                  $310,891          $313,833                      $317,495
06/95                  $316,618          $313,676                      $317,450
07/95                  $339,070          $329,297                      $332,411
08/95                  $338,154          $321,888                      $324,855
09/95                  $346,631          $331,190                      $334,006
10/95                  $334,946          $325,891                      $328,393
11/95                  $337,925          $337,135                      $338,141
12/95                  $339,841          $346,911                      $348,266
01/96                  $343,812          $353,121                      $355,391
02/96                  $350,819          $355,205                      $356,866
03/96                  $360,162          $361,030                      $362,562
04/96                  $383,285          $369,442                      $372,629
05/96                  $387,489          $369,701                      $372,490
06/96                  $385,153          $371,512                      $374,720
07/96                  $364,599          $358,323                      $360,512
08/96                  $373,008          $362,372                      $364,879
09/96                  $385,621          $376,469                      $378,246
10/96                  $385,854          $379,029                      $379,635
11/96                  $403,887          $400,179                      $399,727
12/96                  $402,740          $393,696                      $393,839
01/97                  $416,508          $398,381                      $400,505
02/97                  $412,206          $402,882                      $406,088
03/97                  $407,616          $394,825                      $398,129
04/97                  $417,656          $407,656                      $410,981
05/97                  $444,333          $432,727                      $435,189
06/97                  $468,715          $454,234                      $457,624
07/97                  $503,998          $475,083                      $478,265
08/97                  $476,174          $443,205                      $445,266
09/97                  $515,185          $467,227                      $468,131
10/97                  $473,305          $442,557                      $439,402
11/97                  $473,717          $450,302                      $445,959
12/97                  $474,948          $455,706                      $451,614
01/98                  $485,099          $468,329                      $461,525
02/98                  $518,321          $499,932                      $493,420
03/98                  $550,620          $520,979                      $514,244
04/98                  $570,307          $525,990                      $518,780
05/98                  $571,845          $519,321                      $508,594
06/98                  $588,763          $531,577                      $517,508
07/98                  $597,903          $530,620                      $517,735
08/98                  $500,112          $459,782                      $445,082
09/98                  $510,613          $467,828                      $453,996
10/98                  $538,178          $510,027                      $495,470
11/98                  $579,280          $540,271                      $525,489
12/98                  $655,344          $566,582                      $549,691
01/99                  $711,146          $578,934                      $560,868
02/99                  $692,545          $563,476                      $547,110
03/99                  $739,379          $586,861                      $572,013
04/99                  $771,931          $609,924                      $597,082
05/99                  $762,298          $587,552                      $576,427
06/99                  $816,107          $614,873                      $605,825
07/99                  $822,086          $612,949                      $602,855
08/99                  $823,747          $611,778                      $602,884
09/99                  $836,701          $605,764                      $596,034
10/99                  $888,517          $637,143                      $626,312
11/99                $1,006,433          $654,985                      $645,700
12/99                $1,223,995          $707,908                      $699,806
01/00                $1,150,256          $667,287                      $663,369
02/00                $1,308,031          $669,007                      $665,718
03/00                $1,285,112          $715,168                      $709,128
04/00                $1,171,514          $684,847                      $676,872
05/00                $1,097,444          $667,452                      $659,647
06/00                $1,192,772          $689,845                      $681,858
07/00                $1,137,634          $670,343                      $661,847
08/00                $1,237,281          $692,065                      $682,248
9/30/00              $1,144,610          $655,185                      $644,536
10/31/00             $1,043,634          $644,127                      $631,641
11/30/00               $908,501          $604,939                      $592,521
12/31/00               $914,633          $614,644                      $602,379
1/31/01                $888,789          $646,498                      $618,195
2/28/01                $772,707          $591,806                      $566,293
3/31/01                $691,670          $552,523                      $527,901

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International ("MSCI") World Index and the MSCI All Country World Index ("MSCI ACW") over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged MSCI World Index tracks the performance of approximately 1,450 securities representing the stock markets of 22 countries, and is designed to measure stock market performance. The MSCI ACW Index is a market capitalization weighted index composed of 1,784 companies with average market capitalizations of US $5.9 billion. The index is representative of the market structure of 22 developed countries in North America, Europe, and the Pacific Rim. The index is calculated without dividends or with gross dividends invested, in both US dollars and local currencies. In future reports, the Fund will compare its performance to the MSCI ACW Index as its composition more accurately reflects the market in which the Fund invests.

The unmanaged indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------

WORLDWIDE GROWTH FUND

                                          NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------
COMMON STOCK AND EQUIVALENTS -- 95.2%
---------------------------------------------------------------
BERMUDA -- 2.0%
  Tyco Intl, Ltd......................      35,700  $ 1,543,311
  Xl Capital, Ltd. -- Cl. A...........       5,200      395,564
                                                    -----------
                                                      1,938,875
                                                    -----------
BRAZIL -- 0.3%
  Embratel Participacoes S.A. --
    ADR...............................       9,300       86,490
  Tele Norte Leste Participacoes
    S.A. -- ADR.......................      11,200      182,336
                                                    -----------
                                                        268,826
                                                    -----------
CANADA -- 4.2%
  Alberta Energy Co., Ltd.............      16,500      732,472
  Anderson Exploration, Ltd.*.........      30,900      700,578
  Bombardier, Inc. Cl. B..............      43,900      607,786
  Celestica, Inc......................       3,000       82,740
  C-Mac Industries, Inc.*.............       7,000      141,750
  Manulife Financial Corp.............      19,100      504,240
  Precision Drilling Corp.*...........      16,500      588,555
  Suncor Energy, Inc..................      16,000      411,940
  Talisman Energy, Inc.*..............       9,700      352,304
                                                    -----------
                                                      4,122,365
                                                    -----------
CAYMAN ISLANDS -- 0.7%
  Transocean Sedco Forex, Inc.........      15,600      676,260
                                                    -----------
DENMARK -- 0.8%
  Novo Nordisk AS Cl. B...............       3,800      773,537
                                                    -----------
FINLAND -- 0.3%
  Elisa Communications OYJ............           1           14
  Nokia OYJ -- ADR....................      12,500      300,000
                                                    -----------
                                                        300,014
                                                    -----------
FRANCE -- 5.4%
  Accor S.A...........................      10,100      379,903
  Alcatel.............................      13,900      420,850
  Assurances Generales de France......       8,600      507,840
  Aventis S.A.........................      10,400      808,117
  Lafarge S.A.........................       4,100      362,440
  PSA Peugeot Citroen.................       1,700      431,304
  Schneider Electric S.A..............       8,500      495,924
  Total Fina Elf S.A..................       6,537      887,032
  Vivendi Environment.................      14,000      614,468
  Vivendi Universal S.A...............       6,900      419,957
                                                    -----------
                                                      5,327,835
                                                    -----------
GERMANY -- 3.6%
  Bayerische Motoren Werke AG.........       8,100      250,614
  Deutsche Bank AG....................       5,100      389,526
  Deutsche Telekom AG.................      15,300      361,123
  Dresdner Bank AG....................      16,700      754,379
  E.On AG.............................      11,500      548,964
  Ergo Versicherungs Gruppe AG........       3,600      534,643
  Infineon Technologies AG............       7,400      278,018
                                          NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------

GERMANY (CONTINUED)
  Muenchener
    Rueckversicherungs-Gesellschaft
    AG................................       1,600  $   479,482
                                                    -----------
                                                      3,596,749
                                                    -----------
HONG KONG -- 1.3%
  Cheung Kong (Holdings), Ltd.........      32,000      335,417
  Citic Pacific, Ltd..................     106,000      306,478
  Hutchison Whampoa, Ltd..............      37,400      392,018
  Johnson Electric Holdings, Ltd......     183,000      289,778
                                                    -----------
                                                      1,323,691
                                                    -----------
IRELAND -- 1.0%
  Allied Irish Banks PLC..............      64,300      652,537
  Elan Corp. PLC -- ADR*..............       6,100      318,725
                                                    -----------
                                                        971,262
                                                    -----------
ISRAEL -- 1.9%
  Check Point Software Technologies,
    Ltd...............................      30,400    1,444,000
  Teva Pharmaceutical Industries,
    Ltd. -- ADR.......................       7,400      404,225
                                                    -----------
                                                      1,848,225
                                                    -----------
ITALY -- 3.6%
  Alleanza Assicurazioni SpA..........      44,400      557,737
  Autostrade SpA......................      36,000      221,495
  Banca Nazionale Del Lavora..........     145,000      455,039
  Edison SpA..........................      63,600      586,400
  ENI SpA.............................      88,800      580,894
  Finmeccanica SpA....................     269,600      270,262
  R.A.S. SpA..........................      45,600      560,315
  Telecom Italia SpA..................      33,000      332,561
                                                    -----------
                                                      3,564,703
                                                    -----------
JAPAN -- 5.3%
  Asahi Glass Co., Ltd................      41,000      287,903
  Daikin Industries, Ltd..............      23,000      368,896
  Fast Retailing Co., Ltd.............       2,200      365,145
  Fuji Photo Film Co., Ltd............      11,000      407,277
  Itochu Techno-Science Corp..........       1,700      158,714
  Japan Airlines Co., Ltd.............      81,000      306,368
  Marui Co., Ltd......................      14,000      193,265
  Mitsui Fudosan Co., Ltd.............      34,000      327,466
  Murata Manufacturing Co., Ltd.......       1,600      132,908
  Nikon Corp..........................      22,000      249,457
  Nintendo Co., Ltd...................         800      130,929
  Nissan Motor Co., Ltd.*.............      65,000      409,751
  Pioneer Electronics Corp............      15,000      375,838
  Sony Corp...........................       9,100      646,266
  Takeda Chemical Industries, Ltd.....      12,000      579,317
  Toray Industries, Inc...............      75,000      302,226
                                                    -----------
                                                      5,241,726
                                                    -----------
MEXICO -- 0.3%
  Telefonos de Mexico S.A. -- ADR.....      10,400      328,016
                                                    -----------
NETHERLANDS ANTILLES -- 0.6%
  Schlumberger, Ltd...................      10,800      622,188
                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                          NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------
COMMON STOCK AND EQUIVALENTS (Continued)
---------------------------------------------------------------
NETHERLANDS -- 2.3%
  Akzo Nobel N.V......................      10,400  $   431,731
  ING Groep N.V.......................       8,400      549,494
  Koninklijke Ahold N.V...............      14,600      454,047
  Qiagen N.V.*........................      10,600      229,575
  STMicroelectronics N.V..............      16,700      570,639
                                                    -----------
                                                      2,235,486
                                                    -----------
PORTUGAL -- 0.9%
  Electricidade de Portugal S.A.......     127,700      338,660
  Portugal Telecom SGPS S.A...........      59,300      508,486
                                                    -----------
                                                        847,146
                                                    -----------
SINGAPORE -- 0.2%
  Flextronics International, Ltd.*....      11,600      174,000
                                                    -----------
SPAIN -- 0.9%
  Corporacion Mapfre..................       9,400      193,614
  Iberdrola S.A.......................      22,800      324,096
  Telefonica New Shares...............         444        7,143
  Telefonica S.A......................      22,200      357,171
                                                    -----------
                                                        882,024
                                                    -----------
SWEDEN -- 1.6%
  Electrolux AB -- SER B..............      24,300      322,603
  LM Ericsson Telephone Co. Cl. B --
    ADR...............................      55,100      308,218
  Nordea A.B..........................      41,300      252,134
  Svenska Handelsbanken A.B...........      48,700      700,804
                                                    -----------
                                                      1,583,759
                                                    -----------
SWITZERLAND -- 2.8%
  ABB, Ltd............................       6,100      445,307
  Nestle S.A..........................         340      712,503
  Novartis AG.........................         320      502,248
  Serono S.A. ADR*....................      27,300      551,460
  Swiss Re-Regd.......................         137      277,016
  Syngenta AG*........................       5,600      288,760
                                                    -----------
                                                      2,777,294
                                                    -----------
TAIWAN -- 0.3%
  United Microelectronics -- ADR*.....      30,200      282,672
                                                    -----------
UNITED KINGDOM -- 11.8%
  Amdocs, Ltd.*.......................       7,900      378,410
  Anglo American PLC..................       6,900      393,356
  AstraZeneca Group PLC...............      14,200      678,298
  BAA PLC.............................      37,800      334,521
  Barclays PLC........................      14,400      449,355
  Billiton PLC........................     111,400      504,414
  BP Amoco PLC........................      69,500      575,043
  British Telecommunications PLC......      84,500      612,660
  Centrica PLC........................     243,400      820,090
                                          NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------

UNITED KINGDOM (CONTINUED)
  CMG PLC.............................      36,300  $   309,377
  COLT Telecom Group PLC..............      31,800      332,282
  Compass Group PLC*..................      51,400      366,826
  Corus Group PLC.....................     566,500      503,353
  Diageo PLC..........................      66,900      672,416
  Dixons Group PLC....................     168,500      666,542
  Energis PLC*........................     100,200      397,434
  GlaxoSmithKline PLC*................      15,600      408,292
  Marks & Spencer PLC.................      61,100      231,055
  National Grid Group PLC.............      74,900      579,260
  Reckitt Benckiser PLC...............      54,700      698,323
  Royal Bank of Scotland Group PLC....      32,900      747,889
  Shell Transport & Trading Co........      68,000      525,897
  Vodafone Group PLC..................     178,800      490,589
                                                    -----------
                                                     11,675,682
                                                    -----------
UNITED STATES -- 43.1%
  Adelphia Communications -- Cl.
    A.*...............................      38,400    1,555,200
  AES Corp.*..........................      38,900    1,943,444
  American International
    Group, Inc........................      15,300    1,231,650
  Amgen, Inc.*........................      24,000    1,444,500
  AOL Time Warner, Inc*...............      40,600    1,630,090
  Apache Corp.........................      26,100    1,503,621
  Applied Materials, Inc.*............      18,300      796,050
  CIENA Corp..........................      28,900    1,202,963
  Citigroup, Inc......................      39,700    1,785,706
  Costco Wholesale Corp.*.............      10,300      404,275
  Dell Computer Corp.*................      60,500    1,554,094
  EMC Corp.*..........................      26,600      782,040
  Enron Corp..........................      31,900    1,853,390
  Freddie Mac.........................      21,200    1,374,396
  Gap, Inc............................      38,600      915,592
  General Electric Co.................      61,000    2,553,460
  Juniper Networks, Inc.*.............      24,700      937,612
  MGM Grand, Inc......................      85,700    2,151,070
  Micron Technology, Inc..............      19,400      805,682
  Microsoft Corp.*....................      16,700      913,281
  Pfizer, Inc.........................      48,900    2,002,455
  QUALCOMM, Inc.*.....................      23,900    1,353,338
  Qwest Communications
    International, Inc.*..............      56,800    1,990,840
  Santa Fe International Corp.*.......      20,900      679,250
  Sprint Corp. (PCS Group)*...........      68,600    1,303,400
  The Home Depot, Inc.................      28,700    1,236,970
  Veritas Software Corp.*.............      20,000      924,800
  Viacom, Inc. Cl. A*.................      45,100    2,006,950
  Weatherford International, Inc.*....      27,300    1,347,255
  Williams Companies, Inc.............      16,900      724,165
  WorldCom, Inc.*.....................      89,600    1,674,400
                                                    -----------
                                                     42,581,939
                                                    -----------
TOTAL COMMON STOCK
  (Cost: $107,615,575)............................   93,944,274
                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          NUMBER
                                        OF SHARES      VALUE
---------------------------------------------------------------
PREFERRED STOCK -- 0.4%
---------------------------------------------------------------
GERMANY -- 0.4%
  SAP AG-Vorzug
    (Cost: $671,634)..................       3,800  $   437,032
                                                    -----------

                                        PRINCIPAL
                                          AMOUNT       VALUE
---------------------------------------------------------------
TIME DEPOSIT -- 2.7%
---------------------------------------------------------------
  Morgan Guaranty London
    4.690%, 04/02/01
    (Cost: $2,701,846)................  $2,701,846    2,701,846
                                                    -----------

TOTAL INVESTMENTS -- 98.3%
  (Cost: $110,989,055)............................    97,083,152
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.7%.....     1,634,505
                                                     -----------
NET ASSETS -- 100.0%..............................   $98,717,657
                                                     -----------
                                                     -----------
---------------

* Non-income producing securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2001
------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Aerospace/Defense...............        0.3%
Airlines........................        0.3
Airport
  Development/Maintenance.......        0.3
Applications Software...........        0.9
Audio/Video Products............        1.7
Auto Manufacturers..............        1.1
Beverages -- Alcoholic..........        0.7
Biotechnology...................        1.7
Building & Construction.........        0.2
Building Products...............        1.0
Chemicals.......................        0.7
Commercial Banks................        2.1
Computer -- Integrated
  Systems.......................        0.2
Computer Services...............        1.8
Computer Software...............        0.4
Computers.......................        3.3
Cosmetics & Toiletries..........        0.7
Diversified Financial
  Services......................        3.2
Diversified Manufacturing.......        5.1
Diversified Operations..........        1.1
Drilling........................        2.0
Drugs/Pharmaceuticals...........        7.1
Electric........................        4.9
Electronic
  Components/Semiconductors.....        3.6
Engineering.....................        0.4
Food............................        1.6
Hotels/Motels...................        0.4

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Insurance.......................        5.1%
Leisure/Gaming..................        2.2
Metal Producers.................        0.5
Mining..........................        0.9
Money Center Banks..............        2.4
Multimedia......................        1.7
Networking Products.............        0.9
Oil & Gas Producers.............        5.6
Oil & Gas Services..............        2.8
Pipelines.......................        3.4
Real Estate Development.........        0.7
Reinsurance.....................        0.8
Retail -- Apparel...............        1.3
Retail -- Building Products.....        1.3
Retail -- Consumer
  Electronics...................        0.7
Retail -- Department Stores.....        0.4
Retail -- Discount..............        0.4
Telecommunications..............       10.7
Telecommunications Equipment....        2.4
Television......................        3.6
Textiles........................        0.3
Toys............................        0.1
Waste Disposal..................        0.6
Time Deposit....................        2.7
Other Assets in Excess of
  Liabilities...................        1.7
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GLOBAL BLUE CHIP FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: CATHERINE SOMHEGYI NICHOLAS, Chief Investment Officer, Global Equity Management; LAWRENCE S. SPEIDELL, CFA, Director of Quantitative Research and Portfolio Management; LORETTA J. MORRIS, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager; PEDRO V. MARCAL, Portfolio Manager; ERNESTO
RAMOS, PH.D., Portfolio Manager; MELISA GRIGOLITE, Portfolio Manager.

  GOAL: The Global Blue Chip Fund seeks to maximize long-term capital appreciation by investing globally in a portfolio of stocks considered by the investment adviser to be the best in their respective industries.

  MARKET OVERVIEW: After delivering impressive gains the previous period, global equity prices fell during the 12 months ended March 31, 2001.

  Higher interest rates and energy costs took their toll on global GDP growth, which softened during the second half of 2000. Slower consumer and business spending and higher energy and borrowing costs cut into corporate profits. As companies reported disappointing earnings, equity prices tumbled.

  In an environment characterized by uncertainty and volatility, investors generally avoided growth-oriented stocks, favoring defensive issues with predictable earnings streams, high dividend yields and low P/E ratios. Technology issues were at the forefront of the decline in global equity prices, as investors reconciled the sector's high valuations with less optimistic growth prospects.

  The fiscal year ended on a positive note: starting in December 2000, central banks worldwide began aggressively lowering interest rates in an effort to boost economic growth. The European Central Bank (ECB) was a notable exception, however. The ECB held rates steady during the last few months of the period, citing above-target inflation.

  PERFORMANCE: After gaining 110.6% during the prior fiscal year, the Fund lost 36.3% this period, the MSCI World Index fell 25.1% and the MSCI All Country World Index fell 25.5%. During the 3 years ended March 31, 2001, the Fund rose 23.2%, on an annualized basis, versus the MSCI World Index and MSCI All Country World Index, up 0.9% and 0.4%, respectively.

  PORTFOLIO SPECIFICS: The fact that growth stocks underperformed this period hurt results versus the style-neutral benchmark, since the Fund's holdings are concentrated in shares of high-quality growth companies. Issue selection in the US and in the commercial/industrial services sector also detracted from relative returns.

  On the plus side, stock selection in the energy sector and in Sweden contributed favorably to performance, as did being overweight energy and utilities -- two sectors that did relatively well.

  During the period, on a stock-by-stock basis, we decreased the Fund's exposure to Europe and the technology sector as we identified more promising investment candidates elsewhere.

  MARKET OUTLOOK: Following one of the most challenging 12 months in stock market history, our outlook for global equities is bright given:
  - Current easier monetary environment

  - More favorable earnings comparisons in late 2001 and into 2002

  - Attractive valuations following this period's sell-off

  Against this improving backdrop, we are optimistic that our proven investment process will identify growth-oriented companies displaying the strongest fundamental characteristics.

--------------------------------------------------------------------------------

GLOBAL BLUE CHIP FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL BLUE CHIP FUND INSTITUTIONAL SHARES WITH THE MSCI WORLD INDEX AND THE MSCI ALL COUNTRY WORLD INDEX.

                                                                                                 SINCE
                           1 YEAR                       ANNUALIZED TOTAL RETURNS                INCEPTION
                           -36.33%                            As of 3/31/01                      25.56%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GLOBAL BLUE CHIP FUND
          INSTITUTIONAL SHARES   MSCI WORLD INDEX  MSCI ALL COUNTRY WORLD INDEX
09/30/97               $250,000          $250,000                      $250,000
10/97                  $235,000          $236,800                      $234,658
11/97                  $236,200          $240,944                      $238,160
12/97                  $247,000          $243,835                      $241,179
01/98                  $255,800          $250,590                      $246,472
02/98                  $275,000          $267,499                      $263,505
03/98                  $296,200          $278,761                      $274,626
04/98                  $310,400          $281,443                      $277,049
05/98                  $311,200          $277,874                      $271,609
06/98                  $325,800          $284,432                      $276,369
07/98                  $334,000          $283,920                      $276,491
08/98                  $277,000          $246,017                      $237,691
09/98                  $286,800          $250,322                      $242,452
10/98                  $298,200          $272,901                      $264,600
11/98                  $319,687          $289,084                      $280,632
12/98                  $361,061          $303,162                      $293,556
01/99                  $397,187          $309,771                      $299,525
02/99                  $377,610          $301,500                      $292,178
03/99                  $413,333          $314,013                      $305,477
04/99                  $428,469          $326,353                      $318,865
05/99                  $414,745          $314,383                      $307,834
06/99                  $463,385          $329,002                      $323,534
07/99                  $473,678          $327,972                      $321,948
08/99                  $491,842          $327,345                      $321,963
09/99                  $507,786          $324,128                      $318,305
10/99                  $557,636          $340,917                      $334,475
11/99                  $652,092          $350,464                      $344,829
12/99                  $828,075          $378,782                      $373,724
01/00                  $772,143          $357,047                      $354,265
02/00                  $903,653          $357,967                      $355,519
03/00                  $870,639          $382,666                      $378,702
04/00                  $805,975          $366,443                      $361,476
05/00                  $766,140          $357,135                      $352,277
06/00                  $816,070          $369,117                      $364,139
07/00                  $792,060          $358,681                      $353,452
08/00                  $854,814          $370,305                      $364,347
09/00                  $789,332          $350,571                      $344,207
10/00                  $724,941          $344,654                      $339,321
11/00                  $659,497          $323,686                      $316,429
12/00                  $702,601          $328,879                      $321,694
01/01                  $693,118          $335,325                      $330,140
02/01                  $596,133          $306,958                      $302,422
3/31/01                $553,891          $286,582                      $281,919

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International ("MSCI") World Index and the MSCI All Country World Index ("MSCI ACW") over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged MSCI World Index tracks the performance of approximately 1,450 securities representing the stock markets of 22 countries, and is designed to measure stock market performance.

The MSCI ACW Index is a market capitalization weighted index composed of 1,784 companies with average market capitalizations of US $5.9 billion. The index is representative of the market structure of 22 developed countries in North America, Europe, and the Pacific Rim. The index is calculated without dividends or with gross dividends invested, in both US dollars and local currencies. In future reports, the Fund will compare its performance to the MSCI ACW Index as its composition more accurately reflects the market in which the Fund invests.

The unmanaged Indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------

GLOBAL BLUE CHIP FUND

                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------
COMMON STOCK -- 97.8%
----------------------------------------------------------------
BERMUDA -- 2.2%
  Tyco International, Ltd...............     3,400   $   146,982
  XL Capital, Ltd. -- Cl. A.............     2,300       174,961
                                                     -----------
                                                         321,943
                                                     -----------
CANADA -- 1.5%
  Manulife Financial Corp...............     8,400       221,760
                                                     -----------
FINLAND -- 1.9%
  Nokia Corp. -- ADR....................    11,700       280,800
                                                     -----------
FRANCE -- 2.8%
  Lafarge S.A...........................     1,600       141,440
  PSA Peugeot Citroen...................       600       152,225
  TotalFinaElf S.A......................       900       122,125
                                                     -----------
                                                         415,790
                                                     -----------
GERMANY -- 1.2%
  E.On AG...............................     3,800       181,397
                                                     -----------
HONG KONG -- 1.0%
  Cheung Kong (Holdings), Ltd...........    14,000       146,745
                                                     -----------
IRELAND -- 1.3%
  Allied Irish Banks PLC................    19,900       201,952
                                                     -----------
ITALY -- 1.3%
  Alleanza Assicurazioni................    16,000       200,986
                                                     -----------
JAPAN -- 5.0%
  Fuji Photo Film Co., Ltd..............     5,000       185,126
  Nissan Motor Co., Ltd.*...............    28,000       176,508
  Pioneer Corp. -- ADR..................     8,200       211,150
  Sony Corp.............................     2,400       170,444
                                                     -----------
                                                         743,228
                                                     -----------
NETHERLANDS -- 2.0%
  ING Groep N.V. -- ADR.................     4,700       305,876
                                                     -----------
SINGAPORE -- 0.8%
  Flextronics International, Ltd.*......     8,000       120,000
                                                     -----------
SOUTH KOREA -- 1.0%
  Samsung Electronics...................     1,000       156,273
                                                     -----------
SWEDEN -- 0.7%
  Svenska Handelsbanken AB -- Cl. A.....     7,500       107,927
                                                     -----------
SWITZERLAND -- 1.0%
  Novartis AG*..........................       100       156,952
                                                     -----------
TAIWAN -- 3.6%
  Acer, Inc. 144A.......................    35,100       129,870
  Taiwan Semiconductor Manufacturing
    Co., Ltd. -- ADR*...................    10,700       208,650
  United Microelectronics Corp. --
    ADR.*...............................    22,200       207,792
                                                     -----------
                                                         546,312
                                                     -----------
                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------

UNITED KINGDOM -- 7.4%
  AstraZeneca PLC.......................     4,000   $   191,070
  BP Amoco PLC..........................    19,500       161,343
  COLT Telecom Group PLC*...............    11,200       117,030
  Diageo PLC............................    11,000       110,562
  Reckitt Benckiser PLC.................    15,100       192,773
  Rolls-Royce PLC.......................    57,000       177,059
  Royal Bank of Scotland Group PLC......     7,400       168,218
                                                     -----------
                                                       1,118,055
                                                     -----------
UNITED STATES -- 63.1%
  Advanced Energy Industries, Inc.*.....     8,700       224,569
  Anadarko Pete Corp....................     3,700       232,286
  AOL Time Warner, Inc.*................     3,900       156,585
  Apple Computer, Inc.*.................    19,000       419,330
  Applied Materials, Inc.*..............     6,800       295,800
  Archer Daniels Midland Co.............     9,600       126,240
  AT&T Corp.............................     7,000       149,100
  Best Buy Co., Inc.*...................     5,900       212,164
  BJ Services Co.*......................     3,700       263,440
  Cardinal Health, Inc..................     2,000       193,500
  Charter Communications, Inc. -- Cl.
    A*..................................    14,400       325,800
  Corning Inc...........................     6,300       130,347
  Countrywide Credit Industries, Inc....     5,800       286,230
  Cytec Industries, Inc.*...............     4,800       153,696
  Dynegy, Inc. -- Cl. A.................     4,900       249,949
  eBay, Inc.*...........................     7,200       260,550
  EchoStar Communications Corp.*........     9,600       265,800
  EMC Corp.*............................     5,300       155,820
  Foster Wheeler Corp...................    15,300       274,788
  Goldman Sachs Group, Inc..............     2,600       221,260
  Intel Corp............................     5,000       131,563
  International Business Machines
    Corp................................     2,200       211,596
  Key Energy Services, Inc.*............    14,900       159,430
  KLA-Tencor Corp.*.....................     6,700       263,812
  Liz Claiborne, Inc....................     7,800       366,990
  Lowe's Companies, Inc.................     5,500       321,475
  Maverick Tube Corp.*..................    11,300       232,780
  McLeodUSA Inc. -- Cl. A*..............    14,300       123,784
  Microsoft Corp.*......................     7,000       382,812
  Nextel Communications, Inc. -- Cl.
    A*..................................    10,700       153,812
  Philip Morris Companies, Inc..........     7,000       332,150
  Polo Ralph Lauren Corp. -- Cl. A*.....     8,800       242,000
  Southwest Airlines Co.................    14,100       250,275
  Target Corp...........................     4,500       162,360
  Tenet Healthcare Corp.*...............     5,000       220,000
  United Technologies Corp..............     4,100       300,530
  Vishay Intertechnology, Inc.*.........    18,400       366,160
  Washington Mutual, Inc................     6,200       339,450

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL BLUE CHIP FUND

                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
UNITED STATES (CONTINUED)
  Waste Management, Inc.................     8,000   $   197,600
  Yahoo!, Inc.*.........................     7,300       114,975
                                                     -----------
                                                       9,470,808
                                                     -----------
TOTAL COMMON STOCK
  (Cost: $15,830,855)..............................   14,696,804
                                                     -----------

                                                        VALUE
----------------------------------------------------------------

TOTAL INVESTMENTS -- 97.8%
  (Cost: $15,830,855).............................   $14,696,804
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.2%.....       326,491
                                                     -----------
NET ASSETS -- 100.0%..............................   $15,023,295
                                                     -----------
                                                     -----------
---------------

* Non-income producing

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2001
------------------------------------------------------------------------

GLOBAL BLUE CHIP FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Aerospace/Defense...............        3.2%
Airlines........................        1.7
Apparel Manufacturers...........        4.1
Auto Manufacturers..............        2.2
Banking.........................        4.5
Beverages -- Wine/Spirits.......        0.7
Building Products...............        0.9
Cable TV........................        2.2
Chemicals -- Specialty..........        1.0
Computer Software...............        2.5
Computers.......................        6.1
Diversified Financial
  Services......................        1.9
Diversified Manufacturing.......        1.0
Drugs/Pharmaceuticals...........        3.6
E-commerce......................        1.7
Electric........................        1.2
Electronic
  Components/Semiconductors.....        7.4
Electronics.....................        6.8
Energy..........................        1.5
Engineering.....................        1.8
Finance -- Investment
  Banker/Broker.................        1.5
Food............................        0.8

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Household Products..............        1.3%
Insurance.......................        6.0
Medical -- Hospitals............        1.5
Money Center Banks..............        1.1
Multimedia......................        1.0
Non-harzardous Waste Disposal...        1.3
Oil & Gas Producers.............        3.4
Oil & Gas Services..............        2.8
Photo Equipment & Supplies......        1.2
Pipelines.......................        1.7
Real Estate Development.........        1.0
Retail -- Building Products.....        2.1
Retail -- Consumer
  Electronics...................        1.4
Retail -- Discount..............        1.1
Steel Pipe & Tube...............        1.5
Telecommunications..............        3.6
Telecommunications Equipment....        4.5
Tobacco.........................        2.2
Web Portals/ISP.................        0.8
Other Assets in Excess of
  Liabilities...................        2.2
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GLOBAL TECHNOLOGY FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: CHRISTOPHER ANGIOLETTI, Portfolio Manager; JASON CAMPBELL, Portfolio Manager; EVAN LUNDQUIST, Portfolio Manager; ANDREW B. GALLAGHER, Portfolio Manager; LORETTA J. MORRIS, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Global Technology Fund seeks to maximize long-term capital appreciation by investing primarily in common and preferred stocks, warrants and convertible securities of companies with business operations in technology and technology-related industries worldwide.

  MARKET OVERVIEW: Following record-breaking gains in 1999 and the first quarter of 2000, technology stocks around the world posted steep declines during the fiscal year ended March 31, 2001. Losses were precipitated by:
  - Inventory accumulation and slowing demand as economic growth decelerated worldwide
  - High valuations combined with rapidly changing investor expectations for companies' growth prospects

  The technology sector's yearlong descent began with a downturn in the price of Internet stocks in the spring of 2000. As the fiscal year unfolded, the sell-off progressed amid reports of sluggish sales and profits by leading semiconductor, software, PC and telecommunications equipment companies. As investors reconciled high expectations and P/E ratios with negative news, technology stocks experienced tremendous downside price volatility.

  PERFORMANCE: After a stunning 259.9% advance during the prior fiscal year, the Fund lost 69.6% this period versus a 63.4% drop in the Merrill Lynch Global Technology 100 Index. Since its August 1, 1998 inception, the Fund gained 66.7% on an annualized basis compared to the Merrill Lynch Global Technology 100 Index, up 13.1%.

  PORTFOLIO SPECIFICS: Top-performing holdings this period included Silicon Storage Technologies, a maker of flash memory chips; Koninklijke Philips, the Dutch parent of Philips Electronics; and Newport, a supplier of systems that automate high-precision manufacturing processes. Sun Microsystems, Verisign and Cacheflow are examples of stocks that detracted from returns.

  During the fiscal year, on a stock-by-stock basis, we decreased exposure to companies in the networking, fiber optics and wireless handset businesses -- areas where we observed increased competition, rising inventories and slower growth. We increased exposure to select software, wireless infrastructure and cable firms where valuations are more compelling and earnings more visible.

  MARKET OUTLOOK: Near term, we anticipate more downward earnings revisions among technology companies. While the market has anticipated such revisions, stock prices could still come under pressure. Longer term, several positives support an upturn in the technology sector. In the fourth quarter, companies should start showing profit growth amid easier earnings comparison. Also, easier monetary policy from central banks worldwide should stimulate demand and help work off inventories. In addition, many stocks are trading at historically low valuations -- levels that embody attainable growth targets.

  In this environment, we are confident that our focus on individual security selection will uncover fundamentally strong technology companies poised to materially outperform.

--------------------------------------------------------------------------------

GLOBAL TECHNOLOGY FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL TECHNOLOGY FUND INSTITUTIONAL SHARES WITH THE MERRILL LYNCH GLOBAL TECHNOLOGY 100 INDEX.

                                                                                                 SINCE
                           1 YEAR                       ANNUALIZED TOTAL RETURNS               INCEPTION
                           -69.62%                           As of 3/31/01                      66.71%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GLOBAL TECHNOLO-     MERRILL LYNCH
                 GY          GLOBAL TECHNOLOGY  MSCI ALL COUNTRY
         FUND INSTITUTIONAL      100 INDEX        WORLD INDEX
               SHARES
7/31/98            $250,000           $250,000          $250,000
08/98              $205,800           $193,370          $214,918
09/98              $236,000           $225,062          $219,222
10/98              $244,000           $248,156          $239,249
11/98              $361,400           $281,810          $253,744
12/98              $454,200           $333,723          $265,431
01/99              $638,200           $379,272          $270,828
02/99              $668,000           $335,504          $264,184
03/99              $893,000           $371,328          $276,209
04/99              $980,800           $388,033          $288,314
05/99              $940,000           $396,729          $278,340
06/99            $1,097,800           $450,427          $292,536
07/99            $1,154,200           $440,026          $291,102
08/99            $1,292,000           $463,969          $291,116
09/99            $1,364,800           $476,825          $287,808
10/99            $1,609,600           $523,789          $302,429
11/99            $2,008,791           $631,742          $311,790
12/99            $2,696,740           $776,610          $337,917
01/00            $2,702,523           $763,680          $320,323
02/00            $3,705,299           $994,540          $321,457
03/00            $3,212,817           $948,085          $342,418
04/00            $2,759,196           $853,239          $326,843
05/00            $2,429,795           $745,671          $318,525
06/00            $2,953,275           $848,347          $329,250
07/00            $2,789,731           $789,696          $319,588
8/00             $3,227,159           $929,528          $329,439
9/00             $2,917,651           $816,527          $311,228
10/00            $2,419,617           $730,800          $305,002
11/00            $1,706,756           $524,890          $286,112
12/00            $1,715,963           $496,024          $290,872
1/01             $1,828,197           $581,356          $298,509
2/01             $1,191,616           $413,205          $273,447
3/31/01            $976,792           $347,251          $254,909

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Merrill Lynch Global Technology 100 Index over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Merrill Lynch Global Technology Index tracks the performance of the 100th largest securities in the global technology sector.

The index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

The Fund's historical performance was affected by special market factors, including the Fund's investments in IPOs, which had a material impact on performance. As the assets of the fund increase, gains attributable to hot IPOs will have a decreasing effect on overall fund performance. Accordingly, there is no guarantee that, as the Fund's assets grow, it will continue to experience substantially similar performance.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------

GLOBAL TECHNOLOGY FUND

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK -- 96.0%
-----------------------------------------------------------------
AUSTRALIA -- 1.8%
  Telstra Corp., Ltd....................     422,700  $ 1,324,981
                                                      -----------
FRANCE -- 1.4%
  Gemplus International S.A.*...........     194,900    1,032,027
                                                      -----------
HONG KONG -- 5.0%
  ASM Pacific Technology, Ltd...........     595,500    1,000,231
  Hutchinson Whampoa, Ltd...............      78,000      817,579
  i-CABLE Communications, Ltd.*.........   1,274,000      612,559
  Television Broadcasts, Ltd............     247,000    1,352,297
                                                      -----------
                                                        3,782,666
                                                      -----------
ISRAEL -- 0.9%
  Check Point Software Technologies,
    Ltd.*...............................      14,950      710,125
                                                      -----------
JAPAN -- 2.5%
  Fujikura, Ltd.........................      85,000      556,176
  Japan Radio Co., Ltd..................      83,000      533,155
  Pioneer Corp..........................      32,000      801,787
                                                      -----------
                                                        1,891,118
                                                      -----------
SINGAPORE -- 1.1%
  Flextronics International, Ltd.*......      53,500      802,500
                                                      -----------
SOUTH KOREA -- 4.7%
  Humax Co., Ltd........................      74,020      945,409
  Samsung Electronics...................       5,700      890,759
  Samsung SDI Co., Ltd..................      18,750      760,706
  Telson Electronics Co., Ltd...........     231,340      926,403
                                                      -----------
                                                        3,523,277
                                                      -----------
TAIWAN -- 3.1%
  Acer, Inc.............................     268,300      992,710
  Compal Electronics, Inc. GDR..........      51,100      485,450
  Winbond Electronics Corp. GDR*........      35,100      440,505
  Winbond Electronics Corp GDR 144A*....      35,100      440,505
                                                      -----------
                                                        2,359,170
                                                      -----------
UNITED KINGDOM -- 3.7%
  Amdocs, Ltd.*.........................      27,700    1,326,830
  Energis PLC*..........................     153,100      607,256
  Spirent PLC...........................     174,095      878,633
                                                      -----------
                                                        2,812,719
                                                      -----------
UNITED STATES -- 71.8%
  ADC Telecommunications, Inc.*.........     105,300      895,050
  Advanced Fibre
    Communications, Inc.*...............      26,200      374,987
  Analog Devices, Inc.*.................      40,000    1,449,600
  Applied Materials, Inc.*..............      32,600    1,418,100
  Applied Micro Circuits Corp.*.........      18,400      303,600
  BEA Systems, Inc.*....................      25,500      749,062
  BMC Software, Inc.*...................      71,600    1,539,400
  Brocade Communications
    Systems, Inc.*......................      40,200      839,778
  Charter Communications, Inc.*.........      42,600      963,825
  CIENA Corp.*..........................      14,100      586,912
  Cirrus Logic, Inc.*...................      54,300      811,106
  Cisco Systems, Inc.*..................      40,000      632,500
  Citrix Systems, Inc.*.................      46,300      978,088
  Comcast Corp..........................      21,400      897,462
  CommScope, Inc.*......................      32,700      545,436
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------

UNITED STATES (CONTINUED)
  Computer Associates
    International, Inc..................      49,600  $ 1,349,120
  Comverse Technology, Inc.*............      30,600    1,802,034
  Corvis Corp.*.........................      56,500      397,263
  Cox Communications, Inc.*.............      22,500    1,001,025
  Credence Systems Corp.*...............      56,300    1,154,150
  Cypress Semiconductor Corp.*..........      54,700      969,831
  Dell Computer Corp.*..................      90,800    2,332,425
  Elantec Semiconductor, Inc.*..........      47,100    1,251,094
  EMC Corp.*............................      23,000      676,200
  Interwoven, Inc.*.....................      54,700      550,419
  KLA-Tencor Corp.*.....................      32,600    1,283,625
  Lam Research Corp.*...................      59,300    1,408,375
  Linear Technology Corp................      20,200      829,462
  Manugistics Group, Inc.*..............      52,900      968,731
  McLeodUSA, Inc.*......................      49,000      424,154
  Micromuse, Inc. *.....................      26,700    1,008,993
  Microsoft Corp.*......................      27,400    1,498,438
  Network Appliance, Inc.*..............      16,300      274,044
  NVIDIA Corp.*.........................      27,300    1,772,368
  PeopleSoft, Inc.*.....................      27,000      632,812
  Powerwave Technologies, Inc.*.........     114,600    1,561,425
  PRI Automation, Inc.*.................      47,800      818,575
  QUALCOMM, Inc.*.......................      23,400    1,325,025
  Rambus, Inc.*.........................      30,300      624,180
  Rational Software Corp.*..............      35,800      635,450
  Solectron Corp.*......................      23,600      448,636
  Sonus Networks, Inc.*.................      58,400    1,165,261
  Sun Microsystems, Inc.*...............      94,000    1,444,780
  SunGard Data Systems, Inc.*...........      31,000    1,526,130
  Symantec Corp.*.......................      45,100    1,885,744
  Symbol Technologies Inc...............      43,100    1,504,190
  Tellabs, Inc.*........................      34,600    1,407,787
  TranSwitch Corp.*.....................      33,200      435,750
  Varian Semiconductor Equipment
    Associates, Inc.*...................      41,900    1,338,181
  VeriSign, Inc.*.......................      21,400      758,363
  VERITAS Software Corp.*...............      15,225      704,004
  Vitesse Semiconductor Corp.*..........      31,100      740,569
  webMethods, Inc.*.....................      31,400      655,475
  WorldCom, Inc.*.......................      41,800      781,138
                                                      -----------
                                                       54,330,132
                                                      -----------
TOTAL COMMON STOCK
  (Cost: $108,905,724)..............................   72,568,715
                                                      -----------

                                          PRINCIPAL
                                            AMOUNT
-----------------------------------------------------------------
TIME DEPOSIT -- 3.6%
-----------------------------------------------------------------
  Brown Brothers Harriman & Co. (Grand
    Cayman) 4.690%, 04/02/2001
    (Cost $2,759,725)...................  $2,759,725    2,759,725
                                                      -----------

TOTAL INVESTMENTS -- 99.6%
  (Cost: $111,665,449)............................    75,328,440
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%.....       293,351
                                                     -----------
NET ASSETS -- 100.0%..............................   $75,621,791
                                                     -----------
                                                     -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2001
------------------------------------------------------------------------

GLOBAL TECHNOLOGY FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Broadcasting....................        5.1%
Computer Services...............        5.3
Computer Software...............       12.4
Computers.......................        8.9
Diversified Operations..........        1.1
Electronic
  Components/Semiconductors.....       28.6
Electronics.....................        1.1
Internet Software...............        6.0
Machinery.......................        1.3

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Networking Products.............        1.2%
Telecommunication Equipment.....       17.7
Telecommunication Services......        2.6
Telecommunications..............        4.7
Time Deposit....................        3.6
Other Assets in Excess of
  Liabilities...................        0.4
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GLOBAL HEALTH CARE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: TRISHA C. SCHUSTER, CFA, Portfolio Manager; PETER S. MOON, Investment Analyst

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Global Health Care Fund seeks to maximize long-term capital appreciation by investing primarily in the equity securities of companies with business operations in health care and health care-related industries worldwide.

  MARKET OVERVIEW: Returns of global health care stocks were mixed during the 12 months ended March 31, 2001. Mirroring the broad equity market, health care companies with relatively low P/E ratios and growth rates generally outperformed their more expensive, higher-growth counterparts.

  For example, large-cap pharmaceutical stocks posted solid gains, providing a safe haven for investors during one of the most turbulent periods in stock market history. As the global economy slowed and volatility in the technology sector hit record levels, investors turned to the stable earnings power characteristic of most major drug companies.

  In contrast, prices of biotechnology stocks slid, despite news in June 2000 that scientists had completed the initial sequencing of the human genome, mankind's genetic blueprint. Industry fundamentals remained solid, but the group succumbed to the sell-off in growth-oriented equities worldwide.

  PERFORMANCE: From April 1, 2000 through March 31, 2001, the Global Health Care Fund declined 5.4%. During the same period, the Nasdaq Biotechnology Index, which tracks approximately 200 global biotech stocks, fell 18.6%. The Russell 3000 Healthcare Index, which is dominated by a handful of very large US drug companies, advanced 10.2% this fiscal year.

  From its inception on September 1, 1999 through March 31, 2001, the Fund gained 71.1% on an annualized basis, outperforming the 5.6% return of the Russell 3000 Healthcare Index.

  PORTFOLIO SPECIFICS: Holdings across the spectrum of health care industries contributed positively to the Fund's results this period. For example, top-performers included American Home Products, a major drug company; HCA -- The Healthcare Company, a hospital management firm; Vertex Pharmaceuticals, a biotechnology company; and Qiagen NV, a provider of enabling technologies used by genetic researchers.

  The Fund's performance was negatively impacted by a valuation-driven correction in the biotechnology industry. The downturn began in the spring of 2000 and persisted throughout the remainder of the fiscal year.

  MARKET OUTLOOK: Our outlook for global health care investing remains positive given:

  - Strong fundamentals across all component industries

  - Expectations for a pick-up in healthcare merger and acquisition (M&A) activity due to attractive valuations and upcoming changes to domestic M&A accounting rules

  We are especially optimistic about the prospects for the biotechnology industry where there are a record number of new products in the pipeline. As 2001 unfolds, we remain focused on investing in health care companies capable of delivering robust profit growth and positive earnings surprises.

--------------------------------------------------------------------------------

GLOBAL HEALTH CARE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL HEALTH CARE FUND INSTITUTIONAL SHARES WITH THE RUSSELL 3000 HEALTHCARE INDEX.

                                                                                                  SINCE
                           1 YEAR                       ANNUALIZED TOTAL RETURNS                INCEPTION
                           -5.36%                             As of 3/31/01                      71.14%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           GLOBAL HEALTH     RUSSELL 3000
                CARE           HEALTH-
         FUND INSTITUTIONAL      CARE
               SHARES           INDEX
9/1/99             $250,000      $250,000
09/99              $246,000      $230,546
10/99              $253,400      $253,222
11/99              $275,000      $257,444
12/99              $385,808      $241,881
01/00              $473,855      $258,101
02/00              $791,826      $245,682
03/00              $618,733      $247,226
04/00              $583,114      $261,279
05/00              $592,119      $273,740
06/00              $686,769      $297,183
07/00              $684,969      $279,703
08/00              $782,421      $289,580
09/00              $853,859      $302,210
10/00              $814,638      $308,083
11/00              $715,071      $314,277
12/00              $756,850      $324,992
01/01              $688,323      $298,306
02/01              $660,556      $296,535
3/31/01            $585,406      $272,354

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 3000 Healthcare Index over the periods indicated. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Russell 3000 Healthcare Index tracks the performance of companies involved in medical services or healthcare in the Russell 3000 Index. The healthcare sector is composed of biotechnology research and production, drugs, hospital supplies, medical services and miscellaneous healthcare industries.

The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

The Fund's historical performance was affected by special market factors, including the Fund's investments in IPOs, which had a material impact on performance. As the assets of the fund increase, gains attributable to hot IPOs will have a decreasing effect on overall Fund performance. Accordingly, there is no guarantee that, as the Fund's assets grow, it will continue to experience substantially similar performance.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------
GLOBAL HEALTH CARE FUND

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK -- 96.0%
-----------------------------------------------------------------
BERMUDA -- 0.3%
  XOMA Ltd.*............................      33,900  $   244,185
                                                      -----------
GERMANY -- 0.5%
  Altana AG.............................       3,600      429,624
                                                      -----------
SWITZERLAND -- 2.1%
  Actelion Ltd.*........................       3,015      934,545
  Serono SA -- ADR*.....................      43,300      874,660
                                                      -----------
                                                        1,809,205
                                                      -----------
UNITED KINGDOM -- 2.4%
  AstraZeneca PLC ADR...................      17,900      863,675
  Cambridge Antibody Technology Group
    PLC.................................      40,700    1,106,595
  Oxford Glycosciences PLC..............      11,700      190,867
                                                      -----------
                                                        2,161,137
                                                      -----------
UNITED STATES -- 90.7%
  Abbott Laboratories...................      47,600    2,246,244
  Abgenix, Inc.*........................      34,900      826,694
  AdvancePCS*...........................      54,200    2,941,195
  Allergan, Inc.........................      29,500    2,187,425
  Allscripts Healthcare
    Solutions, Inc.*....................      47,200      237,416
  AmeriSource Health Corp.*.............      28,000    1,373,400
  Amgen, Inc.*..........................      50,900    3,063,544
  Aviron*...............................      31,000    1,288,437
  Baxter International, Inc.............      19,000    1,788,660
  Becton Dickinson & Co.................      48,500    1,713,020
  Biogen, Inc.*.........................      34,400    2,177,950
  Biomet, Inc...........................      24,400      961,131
  Bristol-Myers Squibb Co...............      14,300      849,420
  Cell-Therapeutics, Inc.*..............      50,600      907,637
  Cephalon, Inc.*.......................      36,900    1,773,506
  Cerus Corp.*..........................       8,800      388,300
  Charles River Laboratories
    International, Inc.*................      22,800      564,300
  Ciphergen Biosystems, Inc.*...........      25,100      111,381
  Community Health Systems, Inc.*.......      28,000      798,000
  Covance, Inc.*........................      36,900      474,165
  CV Therapeutics, Inc.*................      33,500    1,105,500
  Durect Corp.*.........................      43,000      325,187
  Edwards Lifesciences Corp.*...........      22,400      439,040
  Enzon, Inc.*..........................      34,600    1,643,500
  Express Scripts, Inc. Cl. A...........      12,200    1,057,496
  Forest Laboratories, Inc. -- Cl.
    A.*.................................      15,100      894,524
  Gilead Sciences, Inc.*................      87,100    2,830,750
  Guidant Corp.*........................       8,800      395,912
  Guilford Pharmaceuticals, Inc.*.......      27,600      510,600
  Health Net, Inc.*.....................      44,800      923,328
  Human Genome Sciences, Inc.*..........      38,400    1,766,400
  ICN Pharmaceuticals, Inc..............      53,600    1,363,048
  ICOS Corp.*...........................      35,200    1,672,000
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------

UNITED STATES (CONTINUED)
  IDEC Pharmaceuticals Corp.*...........      41,500  $ 1,660,000
  Inhale Therapeutic Systems, Inc.*.....      41,300      882,787
  Johnson & Johnson.....................      19,800    1,731,906
  King Pharmaceuticals, Inc.*...........      20,250      825,188
  LifePoint Hospitals, Inc.*............      18,500      661,375
  Medarex, Inc.*........................      13,100      218,606
  MedImmune, Inc........................      72,900    2,615,288
  Merck & Co., Inc......................      28,700    2,178,330
  Millennium Pharmaceuticals, Inc.......      65,400    1,992,084
  MiniMed, Inc..........................      36,300    1,054,969
  Myriad Genetics, Inc..................      11,700      474,581
  Napro Boitherapeutics, Inc.*..........      43,300      319,337
  Novoste Corp.*........................      25,900      454,869
  NPS Pharmaceuticals, Inc.*............      17,100      359,100
  Omnicare, Inc.........................      60,500    1,297,725
  OSI Pharmaceuticals Inc...............       9,800      388,325
  Pfizer, Inc...........................     115,400    4,725,630
  Pharmacia Corp........................      69,900    3,520,863
  PolyMedica Corp.......................      11,800      268,450
  praecis Pharmaceuticals, Inc.*........     105,000    2,093,438
  Protein Design Labs, Inc..............      42,000    1,869,000
  Scios, Inc.*..........................      23,400      538,200
  Tanox, Inc.*..........................      21,000      408,188
  Tenet Healthcare Corp.................      20,300      893,200
  Titan Pharmaceuticals, Inc.*..........      74,400    1,651,680
  UnitedHealth Group, Inc...............      16,800      995,568
  Vertex Pharmaceutical, Inc............      52,900    1,937,463
  Vital Signs, Inc......................       8,900      285,913
  Watson Pharmaceuticals, Inc...........      17,100      899,460
  Wellpoint Health Networks, Inc........      11,500    1,096,065
                                                      -----------
                                                       79,896,698
                                                      -----------
TOTAL COMMON STOCK -- 96.0%
  (Cost: $81,605,334)...............................   84,540,849
                                                      -----------

                                          PRINCIPAL
                                            AMOUNT
-----------------------------------------------------------------
TIME DEPOSIT -- 4.3%
-----------------------------------------------------------------
  Brown Brothers Harriman & Co.
    (Grand Cayman)
    4.690%, 04/02/01
    (Cost: $3,851,277)..................  $3,851,277    3,851,277
                                                      -----------

TOTAL INVESTMENTS -- 100.3%
  (Cost: $85,456,611).............................    88,392,126
LIABILITIES IN EXCESS OF ASSETS -- (0.3)%.........      (288,317)
                                                     -----------
NET ASSETS -- 100.0%..............................   $88,103,809
                                                     -----------
                                                     -----------
---------------

* Non-income producing

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2001
------------------------------------------------------------------------

GLOBAL HEALTH CARE FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Biotechnology...................       23.5%
Drugs/Pharmaceuticals...........        6.0
Medical -- Drugs................       33.9
Medical -- HMO..................        3.4
Medical -- Hospitals............        2.7
Medical -- Wholesale Drug
  Distribution..................        1.6
Medical Instruments.............        2.1

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Medical Products................        9.7%
Medical Services................        0.8
Therapeutics....................       12.3
Time Deposit....................        4.3
Liabilities in Excess of Other
  Assets........................       (0.3)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: LORETTA J. MORRIS, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Director of Quantitative Research and Portfolio Management; CHRISTOPHER ANGIOLETTI, Portfolio Manager; MELISA GRIGOLITE, Portfolio Manager; PEDRO V. MARCAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; JON BORCHARDT, Investment Analyst; CHRISTOPHER A. HERRERA, Investment Analyst; DAVID LOPEZ, Investment Analyst; ERIC SAGMEISTER, Investment Analyst; ROLF SCHILD, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The International Core Growth Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations corresponding to the top 75% of publicly traded companies as measured by stock market capitalizations within each country.

  MARKET OVERVIEW: Developed non-US equities were unable to sustain their impressive gains of the prior 12 months. International exchanges traded lower during the fiscal year ended March 31, 2001 due to:

  - The impact of slowing global economic growth on corporate profits, particularly among technology and telecommunications companies

  - High energy prices and the implications for inflation

  - Persistent concerns about non-performing Japanese bank loans along with political turmoil and economic uncertainty in Japan

  In response to deteriorating economic and financial market conditions, central banks worldwide began aggressively easing monetary policy near the end of 2000. While the European Central Bank refrained from easing due to inflation concerns, it signaled the potential for future rate cuts.

  PERFORMANCE: After posting a 61.7% gain last period, the Fund lost 36.0% during the 12 months ended March 31, 2001. The MSCI EAFE Index dropped 25.9% during the fiscal year.

  PORTFOLIO SPECIFICS: Growth stocks were out of favor this period. This hurt the Fund's performance versus its style-neutral benchmark, since the Fund's holdings are concentrated in growth stocks. Stock selection in the United Kingdom, Japan and in the technology sector also negatively impacted relative results. On a favorable note, stock selection among pharmaceutical firms helped returns, and names such as Biovail, Teva Pharmaceutical and AstraZeneca were top-performing holdings. Select energy stocks, including Anderson Exploration, also favorably affected relative performance, as did an underweight in the poorly performing telephone utilities industry.

  MARKET OUTLOOK: As 2001 continues to unfold, the outlook for international equity investing is promising. Current easier monetary policy on behalf of central banks worldwide provides a firm foundation for stocks' recovery. The slowdown in European economic growth is likely to be much less pronounced than in other parts of the world. In Japan, deregulation is reshaping key industries, and many companies are implementing cost-cutting restructuring measures.

  Against this positive backdrop, we are confident that strict adherence to our investment process will lead us to international companies with accelerating earnings growth.

--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL CORE GROWTH FUND INSTITUTIONAL SHARES WITH THE MSCI EAFE INDEX.

                                                                                                 SINCE
                           1 YEAR                       ANNUALIZED TOTAL RETURNS                INCEPTION
                           -35.99%                            As of 3/31/01                      13.35%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          INTERNATIONAL CORE GROWTH
          FUND INSTITUTIONAL SHARES  MSCI EAFE INDEX
12/27/96                $250,000.00      $250,000.00
12/96                   $252,400.00      $249,475.00
1/97                    $274,600.00      $240,743.38
2/97                    $277,200.00      $244,691.57
3/97                    $282,600.00      $245,572.46
4/97                    $286,600.00      $246,873.99
5/97                    $313,200.00      $262,945.49
6/97                    $331,200.00      $277,433.78
7/97                    $352,400.00      $281,928.21
8/97                    $334,000.00      $260,868.17
9/97                    $358,600.00      $275,476.79
10/97                   $328,800.00      $254,292.63
11/97                   $325,131.31      $251,698.84
12/97                   $329,722.39      $253,888.62
1/98                    $341,826.12      $265,491.33
2/98                    $365,198.85      $282,527.91
3/98                    $386,902.09      $291,229.77
4/98                    $398,171.08      $293,536.31
5/98                    $407,979.28      $292,112.66
6/98                    $412,779.04      $294,332.71
7/98                    $431,143.32      $297,305.47
8/98                    $369,372.55      $260,469.33
9/98                    $351,843.00      $252,472.92
10/98                   $358,312.24      $278,780.60
11/98                   $379,862.12      $293,054.16
12/98                   $400,733.67      $304,600.50
1/99                    $416,178.61      $303,686.69
2/99                    $399,063.94      $296,458.95
3/99                    $411,795.59      $308,821.29
4/99                    $426,823.10      $321,328.55
5/99                    $410,334.58      $304,780.45
6/99                    $442,685.47      $316,663.84
7/99                    $457,295.55      $326,068.76
8/99                    $464,391.88      $327,258.91
9/99                    $471,488.20      $330,554.41
10/99                   $502,378.09      $342,950.20
11/99                   $567,497.31      $354,866.00
12/99                   $677,509.49      $386,715.78
1/00                    $629,265.14      $362,144.25
2/00                    $705,704.25      $371,893.17
3/00                    $665,813.89      $386,309.23
4/00                    $610,886.33      $365,980.48
5/00                    $578,514.58      $357,041.78
6/00                    $609,633.23      $371,002.11
7/00                    $582,691.58      $355,447.96
8/00                    $606,082.78      $358,533.25
9/00                    $566,818.98      $341,075.55
10/00                   $530,896.77      $333,018.66
11/00                   $504,920.19      $320,530.33
12/00                   $521,114.90      $331,923.10
1/01                    $505,363.88      $332,033.29
2/01                    $462,991.40      $307,209.88
3/31/01                 $426,165.06      $286,342.04

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE") over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged MSCI EAFE Index includes approximately 1,000 companies representing the stock markets of 20 countries in Europe, Australia, New Zealand and the Far East. The average company has a market capitalization of over $3 billion. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
COMMON STOCK -- 92.8%
-------------------------------------------------------------------
BERMUDA -- 1.3%
  Johnson Electric Holdings, Ltd.*......      853,000  $  1,350,713
  XL Capital, Ltd. Cl. A................       22,100     1,681,147
                                                       ------------
                                                          3,031,860
                                                       ------------
CANADA -- 7.2%
  Alberta Energy Co., Ltd...............       61,700     2,739,000
  Anderson Exploration, Ltd.*...........      128,400     2,911,140
  Bombardier, Inc. Cl. B................      187,000     2,588,975
  Celestica, Inc.*......................       12,300       339,234
  Manulife Financial Corp...............       80,700     2,130,480
  Precision Drilling Corp.*.............       67,300     2,400,591
  Suncor Energy, Inc....................       68,300     1,758,467
  Talisman Energy, Inc.*................       41,400     1,503,648
                                                       ------------
                                                         16,371,535
                                                       ------------
CAYMAN ISLANDS -- 1.2%
  Transocean Sedco Forex, Inc...........       64,700     2,804,745
                                                       ------------
DENMARK -- 1.4%
  Novo Nordisk AS Cl. B.................       15,900     3,236,641
                                                       ------------
FINLAND -- 0.6%
  Nokia OYJ -- ADR*.....................       53,100     1,274,400
                                                       ------------
FRANCE -- 9.9%
  Accor S.A.............................       43,000     1,617,411
  Alcatel S.A. Cl. A....................       59,500     1,801,482
  Assurances Generales de France........       36,200     2,137,654
  Aventis S.A...........................       43,200     3,356,796
  Lafarge S.A...........................       17,000     1,502,800
  PSA Peugeot Citroen...................        7,200     1,826,698
  Schneider Electric S.A................       37,200     2,170,397
  Total Fina Elf S.A....................       27,107     3,678,257
  Vivendi Environment...................       59,800     2,624,658
  Vivendi Universal S.A.................       28,900     1,758,952
                                                       ------------
                                                         22,475,105
                                                       ------------
GERMANY -- 6.7%
  Bayerische Motoren Werke AG...........       34,700     1,073,618
  Deutsche Bank AG......................       20,200     1,542,828
  Deutsche Telekom AG...................       64,600     1,524,741
  Dresdner Bank AG......................       73,400     3,315,654
  E.On AG...............................       48,600     2,319,970
  Ergo Versicherungs Gruppe AG..........       15,100     2,242,531
  Infineon Technologies AG..............       31,100     1,168,427
  Munchener Ruckversicherung-
    Gesellschaft AG*....................        6,800     2,037,797
                                                       ------------
                                                         15,225,566
                                                       ------------
HONG KONG -- 2.4%
  Cheung Kong (Holdings), Ltd...........      241,000     2,526,108
                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------

HONG KONG (CONTINUED)
  Citic Pacific, Ltd....................      447,000  $  1,292,413
  Hutchison Whampoa, Ltd................      158,600     1,662,410
                                                       ------------
                                                          5,480,931
                                                       ------------
IRELAND -- 2.2%
  Allied Irish Banks PLC................      267,400     2,713,661
  CRH PLC...............................       66,100     1,016,724
  Elan Corp. PLC -- ADR*................       25,800     1,348,050
                                                       ------------
                                                          5,078,435
                                                       ------------
ISRAEL -- 1.4%
  Check Point Software Technologies,
    Ltd.*...............................       31,200     1,482,000
  Teva Pharmaceutical Industries,
    Ltd. -- ADR.........................       31,400     1,715,225
                                                       ------------
                                                          3,197,225
                                                       ------------
ITALY -- 6.4%
  Alleanza Assicurazioni................      183,200     2,301,293
  Autostrade -- Concessioni e
    Costruzioni Autostrade SpA..........      153,500       944,430
  Banca Nazionale del Lavoro............      613,600     1,925,600
  Edison SpA............................      202,200     1,864,308
  ENI SpA...............................      379,300     2,481,229
  Finmeccanica SpA*.....................    1,123,000     1,125,758
  Riunione Adriatica di Sicurta SpA.....      194,200     2,386,252
  Telecom Italia SpA....................      139,500     1,405,825
                                                       ------------
                                                         14,434,695
                                                       ------------
JAPAN -- 10.7%
  Asahi Glass Co., Ltd..................      172,000     1,207,788
  Daikin Industries, Ltd................       99,000     1,587,855
  Fast Retailing Co., Ltd...............        9,500     1,576,763
  Fuji Photo Film Co., Ltd..............       47,000     1,740,185
  Itochu Techno-Science Corp............        7,200       672,199
  Japan Air Lines Co., Ltd..............      344,000     1,301,117
  Marui Co., Ltd........................       58,000       800,670
  Mitsui Fudosan Co., Ltd...............      142,000     1,367,651
  Murata Manufacturing Co., Ltd.........        8,500       706,072
  Nikon Corp............................       96,000     1,088,541
  Nintendo Co., Ltd.....................        4,300       703,742
  Nippon Steel Corp.....................    1,221,000     2,026,556
  Nissan Motor Co., Ltd.*...............      275,000     1,733,562
  Pioneer Corp..........................       65,000     1,628,631
  Sony Corp.............................       33,900     2,407,517
  Takeda Chemical Industries, Ltd.......       49,000     2,365,544
  Toray Industries, Inc.................      321,000     1,293,529
                                                       ------------
                                                         24,207,922
                                                       ------------
MEXICO -- 0.6%
  Telefonos de Mexico S.A. Series L --
    ADR.................................       45,200     1,425,608
                                                       ------------
NETHERLANDS -- 4.2%
  Akzo Nobel N.V........................       44,100  1,830,707

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
COMMON STOCK (Continued)
-------------------------------------------------------------------
NETHERLANDS (CONTINUED)
  ING Groep N.V.........................       35,700  $  2,335,351
  Koninklijke Ahold N.V.................       60,900     1,893,936
  QIAGEN N.V.*..........................       50,000     1,082,900
  STMicroelectronics N.V................       71,500     2,443,155
                                                       ------------
                                                          9,586,049
                                                       ------------
NETHERLANDS ANTILLES -- 1.1%
  Schlumberger, Ltd.....................       43,200     2,488,752
                                                       ------------
PORTUGAL -- 1.6%
  Electricidade De Portugal S.A.........      541,500     1,436,058
  Portugal Telecom, SGPS, S.A...........      250,900     2,151,417
                                                       ------------
                                                          3,587,475
                                                       ------------
SINGAPORE -- 0.3%
  Flextronics International, Ltd.*......       48,800       732,000
                                                       ------------
SPAIN -- 1.7%
  Corporacion Mapfre, Compania
    Internacional de Reaseguros, S.A....       40,100       825,948
  Iberdrola S.A.........................       94,900     1,348,977
  Telefonica S.A. -- BDR*...............        1,898        30,537
  Telefonica S.A.*......................       94,900     1,526,827
                                                       ------------
                                                          3,732,289
                                                       ------------
SWEDEN -- 3.0%
  Electrolux AB Cl. B...................      101,500     1,347,497
  Nordea AB.............................      176,200     1,075,692
  Svenska Handelsbanken AB Cl. A........      208,000     2,993,168
  Telefonaktiebolaget LM Ericsson AB --
    ADR Cl. B...........................      233,400     1,305,593
                                                       ------------
                                                          6,721,950
                                                       ------------
SWITZERLAND -- 5.2%
  ABB, Ltd..............................       26,000     1,898,030
  Nestle AG.............................        1,410     2,954,792
  Novartis AG...........................        1,500     2,354,287
  Serono S.A. -- ADR*...................      114,500     2,312,900
  Swiss Reinsurance Registered..........          568     1,148,505
  Syngenta AG*..........................       23,700     1,222,074
                                                       ------------
                                                         11,890,588
                                                       ------------
TAIWAN -- 0.5%
  United Microelectronics Corp. --
    ADR*................................      127,500     1,193,400
                                                       ------------
UNITED KINGDOM -- 21.9%
  Amdocs, Ltd.*.........................       33,800     1,619,020
  Anglo American PLC....................       29,400     1,676,040
  AstraZeneca Group PLC.................       60,500     2,889,930
  BAA PLC...............................      160,200     1,417,733
  Barclays PLC..........................       60,800     1,897,277
  Billiton PLC..........................      471,500     2,134,931
  BP Amoco PLC..........................      290,000     2,399,461
                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)
  British Telecommunications PLC........      360,700  $  2,615,225
  Centrica PLC..........................      795,900     2,681,634
  CMG PLC...............................      153,800     1,310,805
  COLT Telecom Group PLC*...............      134,200     1,402,273
  Compass Group PLC*....................      213,600     1,524,395
  Corus Group PLC*......................    2,441,500     2,169,349
  Diageo PLC............................      282,600     2,840,431
  Dixons Group PLC......................      733,600     2,901,932
  Energis PLC*..........................      423,400     1,679,375
  GlaxoSmithKline PLC*..................       66,800     1,748,328
  Hanson PLC............................      162,000       936,775
  Marks & Spencer PLC...................      260,300       984,348
  National Grid Group PLC...............      318,300     2,461,661
  Reckitt Benckiser PLC.................      223,400     2,852,018
  Royal Bank of Scotland Group PLC......      140,400     3,191,599
  Shell Transport & Trading Co. PLC.....      286,900     2,218,820
  Vodafone Group PLC....................      762,100     2,091,038
                                                       ------------
                                                         49,644,398
                                                       ------------
UNITED STATES -- 1.3%
  Santa Fe International Corp...........       86,900     2,824,250
                                                       ------------
TOTAL COMMON STOCK
  (Cost: $230,691,763)...............................   210,645,819
                                                       ------------
-------------------------------------------------------------------
PREFERRED STOCK -- 1.3%
-------------------------------------------------------------------
BRAZIL -- 0.5%
  Embratel Participacoes S.A. -- ADR....       39,500       367,350
  Tele Norte Leste Participacoes
    S.A. -- ADR*........................       43,723       711,810
                                                       ------------
                                                          1,079,160
                                                       ------------
GERMANY -- 0.8%
  SAP AG................................       15,500     1,782,630
                                                       ------------
TOTAL PREFERRED STOCK
  (Cost: $4,249,188).................................     2,861,790
                                                       ------------

                                           PRINCIPAL
                                            AMOUNT
-------------------------------------------------------------------
TIME DEPOSIT -- 6.2%
-------------------------------------------------------------------
  Morgan Guaranty London
    4.690%, 04/02/01
    (Cost: $14,058,118).................  $14,058,118    14,058,118
                                                       ------------

TOTAL INVESTMENTS -- 100.3%
  (COST: $248,999,069)............................   227,565,727
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)...      (747,140)
                                                    ------------
NET ASSETS -- 100.0%..............................  $226,818,587
                                                    ------------
                                                    ------------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2001
------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Aerospace/Defense...............        0.5%
Airlines........................        0.6
Airport
  Development/Maintenance.......        0.6
Application Software............        0.8
Audio/Video Equipment...........        1.8
Auto-Cars/Light Trucks..........        2.0
Banking.........................        6.3
Biotechnology...................        0.5
Building Materials..............        2.8
Chemicals.......................        1.9
Computer Services...............        0.6
Computers.......................        0.3
Diversified Financial
  Services......................        3.0
Diversified Manufacturing.......        1.1
Diversified Minerals............        1.7
Diversified Operations..........        2.9
Drugs/Pharmaceuticals...........        9.4
Electric........................        4.2
Electronic
  Components/Semiconductors.....        3.5
Electronics.....................        0.3
Food............................        3.2
Hospitality.....................        0.7

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Housewares......................        1.9%
Insurance.......................        7.4
Internet Security...............        0.7
Machinery.......................        0.9
Metals..........................        1.0
Oil & Gas Producers.............       14.3
Photo Equipment & Supplies......        1.2
Power Equipment & Supplies......        1.0
Public Thoroughfares............        0.4
Real Estate Development.........        1.7
Recycling.......................        1.2
Retail -- Apparel...............        0.7
Retail -- Consumer
  Electronics...................        1.3
Retail -- Department Stores.....        0.8
Retail -- Food..................        0.8
Telecommunications..............        7.5
Telecommunications Equipment....        2.6
Time Deposit....................        6.2
Liabilities in Excess of Other
  Assets........................       (0.3)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: LORETTA J. MORRIS, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Director of Quantitative Research and Portfolio Management; CHRISTOPHER ANGIOLETTI, Portfolio Manager; MELISA GRIGOLITE, Portfolio Manager; PEDRO V. MARCAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; JON BORCHARDT, Investment Analyst; CHRISTOPHER A. HERRERA, Investment Analyst; DAVID LOPEZ, Investment Analyst; ERIC SAGMEISTER, Investment Analyst; ROLF SCHILD, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The International Small Cap Growth Fund seeks to maximize long-term capital appreciation through investments primarily in smaller companies located outside the United States. These companies present market capitalizations corresponding to the bottom 25% of publicly traded companies as measured by the market capitalization in each country.

  MARKET OVERVIEW: After posting strong gains last period, prices of international small-cap equities fell during the fiscal year ended March 31, 2001.

  Overseas exchanges weakened as the impact of tight monetary policy on behalf of central banks worldwide dampened global economic activity. Slower GDP growth combined with higher energy prices cut into corporate profits, sending stock prices tumbling. Technology shares were at the forefront of the decline as investors reconciled high valuations with diminished growth expectations for the sector. Small-cap stock markets in countries with heavy technology exposure, such as Sweden and Germany, were especially hard hit. In response to deteriorating economic and financial market conditions, central banks around the world began aggressively easing monetary policy near the end of 2000. The European Central Bank refrained from lowering rates, however, citing inflation fears.

  Despite registering losses, international small-cap equities outperformed their larger-cap counterparts during the fiscal year.

  PERFORMANCE: Following last period's stunning 143.8% advance, the Fund lost 37.8% during the 12-month period ended March 31, 2001. The Salomon EPAC/EMI Index declined 21.9% this period. On an annualized basis, for the three years ended March 31, 2001, the Fund gained 21.4% versus a 1.8% drop in the benchmark.

  PORTFOLIO SPECIFICS: Growth stocks trailed value stocks this period. This detracted from the Fund's results versus its broad-market benchmark, since the majority of the Fund's holdings are growth stocks. Issue selection in the United Kingdom, Germany and the technology sector also negatively impacted relative performance.

  On the plus side, amid rising oil and natural gas prices, an overweight in the top-performing energy sector helped returns. Issue selection within the energy sector was also a positive, and companies such as Petro Canada, Anderson Exploration and Vesta Wind Systems were some of the Fund's best-performing holdings.

  MARKET OUTLOOK: Despite a difficult 12 months, the outlook for international small-cap equity investing is bright. Tax and pension reform in Europe is likely to boost economic growth and the demand for stocks. In Japan and elsewhere in Asia, corporate restructuring and consolidation are helping smaller companies thrive. Central banks worldwide have been cutting interest rates, and looser monetary policy bodes well for smaller, rapidly growing companies.

  Regardless of market conditions, we remain focused on the early identification of companies with strong fundamentals and outstanding earnings visibility.

--------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL SMALL CAP GROWTH FUND INSTITUTIONAL SHARES WITH THE SALOMON EPAC EMI INDEX AND THE SALOMON EPAC EX US EMI WORLD INDEX.

                                                        ANNUALIZED TOTAL RETURNS
                                                              As of 3/31/01                      SINCE
                           1 YEAR                                5 YEARS                        INCEPTION
                           -37.80%                               23.10%                          12.41%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             INTERNATIONAL SMALL CAP         SALOMON     SALOMON EPAC EX US
         GROWTH FUND INSTITUTIONAL SHARES      EPAC       EMI WORLD INDEX
                                            EMI INDEX
6/7/90                           $250,000      $250,000            $250,000
06/90                            $253,508      $253,375            $253,863
07/90                            $262,592      $266,044            $266,403
08/90                            $231,248      $232,043            $232,863
09/90                            $197,794      $197,005            $198,609
10/90                            $227,469      $231,953            $231,936
11/90                            $209,211      $210,011            $210,528
12/90                            $206,310      $207,596            $208,465
01/91                            $209,432      $205,042            $205,817
02/91                            $232,917      $234,322            $235,167
03/91                            $224,307      $226,285            $226,724
04/91                            $226,378      $229,453            $230,307
05/91                            $225,593      $225,300            $226,184
06/91                            $212,832      $212,796            $214,422
07/91                            $220,948      $218,456            $219,461
08/91                            $214,702      $209,215            $210,507
09/91                            $230,018      $225,827            $226,380
10/91                            $231,797      $226,775            $228,191
11/91                            $220,956      $213,056            $214,339
12/91                            $230,619      $221,429            $221,949
01/92                            $228,690      $217,775            $218,841
02/92                            $222,706      $213,899            $214,749
03/92                            $209,707      $199,182            $200,232
04/92                            $211,266      $200,975            $201,734
05/92                            $225,491      $217,093            $217,186
06/92                            $218,712      $208,236            $208,434
07/92                            $209,577      $195,159            $195,907
08/92                            $215,075      $202,946            $203,684
09/92                            $210,436      $197,669            $197,370
10/92                            $199,500      $184,366            $185,232
11/92                            $199,946      $184,827            $185,621
12/92                            $202,112      $187,285            $188,294
01/93                            $202,685      $188,933            $189,951
02/93                            $206,968      $195,073            $196,694
03/93                            $223,098      $214,854            $216,501
04/93                            $245,660      $235,136            $236,398
05/93                            $258,885      $247,504            $248,927
06/93                            $252,215      $236,985            $239,368
07/93                            $256,612      $244,782            $246,741
08/93                            $272,864      $257,511            $259,448
09/93                            $263,732      $252,309            $254,051
10/93                            $260,312      $250,745            $253,162
11/93                            $238,402      $229,105            $231,972
12/93                            $254,717      $244,112            $246,911
01/94                            $280,393      $269,206            $271,578
02/94                            $279,781      $271,683            $273,479
03/94                            $274,076      $267,336            $268,994
04/94                            $283,857      $275,811            $277,064
05/94                            $279,985      $271,646            $273,102
06/94                            $284,876      $278,220            $278,837
07/94                            $287,728      $281,253            $282,015
08/94                            $294,453      $284,149            $285,005
09/94                            $288,340      $275,454            $276,854
10/94                            $294,453      $280,798            $281,892
11/94                            $279,985      $263,613            $264,302
12/94                            $276,653      $267,146            $267,870
01/95                            $265,298      $258,597            $259,165
02/95                            $259,724      $254,382            $255,381
03/95                            $270,253      $265,142            $266,234
04/95                            $281,195      $273,097            $274,222
05/95                            $277,892      $267,881            $269,423
06/95                            $274,382      $264,344            $266,109
07/95                            $292,344      $280,020            $281,623
08/95                            $289,247      $272,768            $274,498
09/95                            $293,376      $274,868            $276,639
10/95                            $282,641      $267,034            $268,672
11/95                            $285,944      $269,518            $271,520
12/95                            $293,257      $279,948            $281,919
01/96                            $297,214      $284,875            $286,937
02/96                            $300,963      $289,148            $291,413
03/96                            $313,460      $295,856            $298,116
04/96                            $327,206      $311,537            $313,797
05/96                            $330,331      $308,826            $311,255
06/96                            $333,246      $309,413            $311,286
07/96                            $319,500      $297,779            $299,488
08/96                            $322,624      $300,013            $302,513
09/96                            $329,914      $301,483            $304,207
10/96                            $330,955      $299,191            $303,021
11/96                            $346,856      $303,589            $307,960
12/96                            $346,835      $298,064            $302,294
01/97                            $356,599      $290,136            $295,764
02/97                            $361,268      $295,445            $300,733
03/97                            $361,481      $292,166            $296,763
04/97                            $359,358      $287,812            $292,341
05/97                            $383,980      $305,973            $311,080
06/97                            $409,452      $313,225            $318,111
07/97                            $425,796      $307,117            $322,914
08/97                            $408,178      $293,327            $309,126
09/97                            $437,258      $297,170            $314,628
10/97                            $406,268      $285,521            $302,201
11/97                            $398,120      $274,129            $288,722
12/97                            $395,704      $267,440            $282,342
01/98                            $405,100      $279,956            $294,112
02/98                            $446,979      $300,690            $316,053
03/98                            $495,301      $314,822            $330,908
04/98                            $521,878      $317,344            $333,426
05/98                            $534,764      $324,675            $339,661
06/98                            $536,107      $315,519            $329,743
07/98                            $547,289      $314,774            $327,468
08/98                            $460,817      $277,883            $287,320
09/98                            $454,523      $269,502            $279,850
10/98                            $472,584      $288,774            $299,607
11/98                            $505,474      $298,255            $309,195
12/98                            $539,504      $305,264            $316,666
01/99                            $582,111      $304,065            $315,697
02/99                            $571,044      $298,442            $309,569
03/99                            $584,324      $309,118            $321,190
04/99                            $619,184      $324,963            $338,599
05/99                            $595,114      $316,290            $329,734
06/99                            $660,961      $326,987            $340,978
07/99                            $717,955      $339,586            $353,724
08/99                            $764,712      $344,795            $359,189
09/99                            $787,399      $343,681            $358,341
10/99                            $841,073      $340,824            $354,763
11/99                          $1,033,636      $352,796            $366,881
12/99                          $1,230,678      $375,381            $391,095
01/00                          $1,269,363      $365,693            $381,420
02/00                          $1,604,446      $378,748            $397,401
03/00                          $1,424,659      $382,005            $399,030
04/00                          $1,278,826      $357,977            $374,690
05/00                          $1,196,725      $351,927            $368,207
06/00                          $1,290,515      $374,697            $392,067
07/00                          $1,254,056      $361,545            $378,619
08/00                          $1,315,006      $371,126            $390,281
09/00                          $1,233,183      $352,681            $371,430
10/00                          $1,138,002      $333,566            $350,927
11/00                          $1,028,242      $321,191            $336,469
12/00                          $1,081,308      $333,781            $350,769
01/00                          $1,059,500      $336,340            $354,207
02/00                            $992,259      $323,727            $340,286
3/31/01                          $886,127      $297,732            $313,370

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Salomon EPAC EMI Index and the Salomon EPAC ex US EMI World Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. [The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception.] The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Salomon EPAC EMI Index includes shares of about 2,821 companies in 22 countries excluding Canada and the United States. Companies within the Index are smaller-capitalization companies with market capitalizations greater than $100 million.

The Salomon EPAC ex-US EMI is a market capitalization weighted index measuring capital appreciation. It is an unmanaged world equity index representative of small capitalization securities, defined as the bottom 20% of any given country's available market capitalization excluding the U.S. Major corporate events such as extraordinary dividends, spin-offs, scrip issues in other securities, and shares repurchased via tender offers are accounted for in the calculation.

The unmanaged indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH FUND

                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
COMMON STOCK -- 92.5%
-------------------------------------------------------------------
AUSTRIA -- 0.4%
  Austria Technologie & Systemtechnik
    AG..................................       33,600  $    787,114
                                                       ------------
BERMUDA -- 1.3%
  Everest Re Group, Ltd.................       23,100     1,536,612
  RenaissanceRe Holdings, Ltd...........       15,200     1,064,152
                                                       ------------
                                                          2,600,764
                                                       ------------
CANADA -- 8.5%
  Anderson Exploration, Ltd.*...........      106,800     2,421,415
  CAE, Inc..............................       99,400     1,499,270
  Canadian Hunter Exploration, Ltd.*....       78,300     2,003,995
  C-MAC Industries, Inc.*...............       41,400       838,350
  Global Thermoelectric, Inc.*..........       58,100       515,838
  Industrial Alliance Life Insurance
    Co..................................       91,800     2,069,668
  Penn West Petroleum, Ltd.*............       29,000       759,717
  Petro-Canada..........................      105,600     2,376,771
  Precision Drilling Corp.*.............       56,300     2,008,221
  Rio Alto Exploration, Ltd.*...........       44,300       838,678
  Tesco Corp.*..........................      110,900     1,162,105
                                                       ------------
                                                         16,494,028
                                                       ------------
DENMARK -- 4.9%
  Carlsberg AS Cl. B....................       25,400     1,157,346
  GN Store Nord AS......................       87,700       996,414
  ISS AS*...............................       37,300     2,030,653
  NEG Micon AS*.........................       43,800     1,866,146
  Vestas Wind Systems AS................       80,300     3,421,267
                                                       ------------
                                                          9,471,826
                                                       ------------
FINLAND -- 1.5%
  Perlos OYJ............................      105,800     1,042,828
  Sampo-Leonia Insurance Cl. A..........       41,000     1,957,176
                                                       ------------
                                                          3,000,004
                                                       ------------
FRANCE -- 11.6%
  Altran Technologies S.A...............       52,200     2,923,273
  Bouygues Offshore S.A.................       23,800     1,201,338
  Business Objects S.A. -- ADR*.........       29,850       921,619
  CNP Assurances........................       33,400     1,095,400
  Coflexip S.A..........................       14,400     1,945,083
  Compagnie Francaise d'Eudes et de
    Construction S.A....................       10,500     1,473,981
  Galeries Lafayette....................        8,600     1,329,660
  Gemplus International S.A.*...........      182,500       966,367
  Groupe Air France.....................      101,400     1,738,969
  Infogrames Entertainment S.A.*........       80,800     1,242,833
  InfoVista S.A.*.......................       17,600       177,366
  Pechiney S.A. Cl. A...................       59,800     2,587,125
  Rexel S.A.............................       26,200     1,945,507
  Unibail...............................        4,600       728,292
  Usinor S.A............................      117,100     1,438,878
  Vinci.................................       13,500       835,380
                                                       ------------
                                                         22,551,071
                                                       ------------
GERMANY -- 5.3%
  Altana AG.............................       10,200     1,217,268
                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------

GERMANY (CONTINUED)
  AMB Aachener & Muenchener Beteiligungs
    AG..................................       16,400  $  1,667,224
  Babcock Borsig AG*....................       14,000       549,494
  DePfa Deutsche Pfandbriefbank AG......       11,500       869,193
  Hannover Rueckversicherungs AG........       22,600     1,708,153
  Hochtief AG...........................       30,000       710,471
  Lion Bioscience AG*...................       21,600       551,828
  Merck KGaA............................       36,200     1,372,834
  Schneider Technologies AG*............       49,500       897,039
  SGL Carbon AG*........................        1,900        60,969
  Tecis Holding AG......................       24,000       657,696
                                                       ------------
                                                         10,262,169
                                                       ------------
HONG KONG -- 1.1%
  Hang Lung Development Co., Ltd........      545,000       475,174
  New World Development Co., Ltd........    1,221,000     1,573,363
                                                       ------------
                                                          2,048,537
                                                       ------------
IRELAND -- 2.3%
  Anglo Irish Bank Corporation PLC......      668,400     1,861,227
  Irish Life & Permanent PLC............      248,900     2,680,404
                                                       ------------
                                                          4,541,631
                                                       ------------
ITALY -- 3.4%
  Autogrill SpA.........................      122,250     1,318,442
  Parmalat Finanziaria SpA*.............    1,980,600     2,801,361
  Saipem SpA............................      400,500     2,411,026
                                                       ------------
                                                          6,530,829
                                                       ------------
JAPAN -- 12.4%
  All Nippon Airways Co., Ltd.*.........      624,000     2,066,390
  Citizen Watch Co., Ltd................      412,000     3,031,152
  Credit Saison Co., Ltd................       65,000     1,374,481
  Daiichi Pharmaceuticals Co., Ltd......      113,000     2,605,889
  Fujikara, Ltd.........................      148,000       968,401
  Isetan Co., Ltd.......................       55,000       613,549
  Japan Radio Co., Ltd..................      131,000       841,486
  Kawasaki Steel Corp...................    1,233,000     1,239,690
  Komatsu, Ltd..........................      242,000     1,112,289
  Konica Corp...........................      156,000       958,506
  Mazda Motor Corp......................      470,000     1,143,872
  Meitec Corp...........................       36,900     1,310,286
  Nippon System Development Co., Ltd....       14,000       747,367
  Nitto Denko Corp......................       36,700       937,121
  NOK Corp..............................       81,000       639,882
  Obic Business Consultants, Ltd........        5,000       385,014
  ONO Pharmaceutical Co., Ltd...........       44,000     1,562,400
  Sumitomo Realty & Development Co.,
    Ltd.................................      200,000       963,932
  Taiyo Yuden Co., Ltd..................       27,000       678,663
  World Co., Ltd........................       31,800       875,439
                                                       ------------
                                                         24,055,809
                                                       ------------
NETHERLANDS -- 1.9%
  Fugro N.V.............................       32,600     2,031,697

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH FUND

                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
COMMON STOCK (Continued)
-------------------------------------------------------------------
NETHERLANDS (CONTINUED)
  IHC Caland N.V........................       21,700  $  1,093,420
  Van der Moolen Holding N.V............        7,000       652,525
                                                       ------------
                                                          3,777,642
                                                       ------------
NORWAY -- 6.4%
  Frontline, Ltd.*......................       93,400     1,635,431
  Gjensidige NOR Sparebank..............       69,100     1,896,455
  Smedvig ASA Cl. B.....................      290,300     2,549,538
  Storebrand ASA........................      339,000     2,009,639
  TGS Nopec Geophysical Co. ASA*........       98,500     1,394,924
  Tomra Systems ASA.....................      185,400     2,890,165
                                                       ------------
                                                         12,376,152
                                                       ------------
SPAIN -- 4.8%
  Acciona S.A...........................       60,900     2,075,362
  Corporacion Mapfre, Compania
    Interacional de Reaseguros S.A......       78,700     1,620,999
  Grupo Auxiliar Metalurgico S.A.*......       71,600     1,629,831
  Grupo Dragados S.A....................      191,100     2,380,257
  Sol Melia S.A.........................      165,100     1,576,243
                                                       ------------
                                                          9,282,692
                                                       ------------
SWEDEN -- 3.2%
  JM AB Cl. B...........................       67,300     1,499,976
  Svenska Cellulosa AB..................       91,900     1,887,960
  Swedish Match AB......................      448,200     1,932,739
  Tele Europe Holding AB................      365,600       956,558
                                                       ------------
                                                          6,277,233
                                                       ------------
SWITZERLAND -- 5.1%
  Actelion, Ltd.*.......................        2,970       920,597
  Ascom Holding AG......................       20,000     1,254,345
  Kudelski S.A.*........................        1,100       827,868
  Logitech International S.A.*..........        3,240       747,115
  SEZ Holding AG........................        1,900     1,034,762
  Swisslog Holding AG...................        3,100       830,678
  Synthes-Stratec, Inc.*................        3,800     2,025,492
  Tecan AG..............................        2,600     2,221,900
                                                       ------------
                                                          9,862,757
                                                       ------------
UNITED KINGDOM -- 18.0%
  Amey PLC..............................      240,000     1,446,671
  BBA Group PLC.........................      187,400       679,364
  Berkley Group PLC.....................       80,300       893,290
  British Energy PLC....................      514,200     2,119,936
  Cambridge Antibody Technology Group
    PLC*................................       18,500       502,998
  Capita Group PLC......................      411,200     2,794,304
  Celltech Group PLC*...................      159,400     2,741,993
                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)
  Cookson Group PLC.....................      634,900  $  1,331,343
  Eidos PLC*............................      344,400     1,013,506
  Enterprise Oil PLC....................      236,200     1,900,593
  FKI PLC...............................      564,100     1,533,735
  International Power PLC*..............      485,200     1,827,929
  IONA Technologies PLC -- ADR*.........       29,700       980,100
  Johnson Matthey PLC...................       87,500     1,187,966
  Kidde PLC*............................    1,712,600     1,564,306
  MFI Furniture Group PLC...............      523,400       721,769
  Pace Micro Technology PLC.............      181,700     1,033,255
  Persimmon PLC.........................      148,000       689,074
  Regus PLC*............................      249,600       977,595
  Rolls-Royce PLC.......................      573,400     1,781,155
  Safeway PLC...........................      722,500     3,371,594
  Spirent PLC...........................      239,129     1,206,850
  Stolt Offshore S.A. -- ADR*...........       55,700       821,575
  Taylor Woodrow PLC....................      293,900       829,379
  Wolseley PCL..........................      149,600       882,617
                                                       ------------
                                                         34,832,897
                                                       ------------
UNITED STATES -- 0.4%
  ResMed, Inc.*.........................      174,600       707,733
                                                       ------------
TOTAL COMMON STOCK
  (Cost: $194,166,314)...............................
                                                        179,460,888
                                                       ------------
-------------------------------------------------------------------
PREFERRED STOCK -- 2.1%
-------------------------------------------------------------------
GERMANY -- 2.1%
  Henkel KGaA...........................       33,600     1,990,061
  Porsche AG............................          680     1,995,117
                                                       ------------
TOTAL PREFERRED STOCK
  (Cost: $4,373,394).................................
                                                          3,985,178
                                                       ------------

                                           PRINCIPAL
                                            AMOUNT
-------------------------------------------------------------------
TIME DEPOSIT -- 5.3%
-------------------------------------------------------------------
  Brown Brothers Harriman & Co. (Grand
    Cayman) 4.690%, 04/02/01
    (Cost: $10,297,564).................  $10,297,564    10,297,564
                                                       ------------

TOTAL INVESTMENTS -- 99.9%
  (Cost: $208,837,272)............................   193,743,630
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%.....       190,533
                                                    ------------
NET ASSETS -- 100.0%..............................  $193,934,163
                                                    ------------
                                                    ------------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2001
------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Aerospace/Defense...............        1.7%
Airlines........................        2.0
Apparel.........................        0.5
Application Software............        0.9
Audio/Video Products............        0.5
Auto -- Cars/Light Trucks.......        2.0
Banking.........................        1.4
Beverages.......................        0.6
Biotechnology...................        1.7
Building & Construction.........        6.7
Building Materials..............        0.5
Chemicals.......................        1.1
Commercial Services.............        1.8
Computer Services...............        0.8
Computer Software...............        1.8
Computers.......................        0.7
Diversified Financial
  Services......................        4.7
Diversified Manufacturing.......        4.2
Electric........................        4.6
Electronic
  Components/Semiconductors.....        3.8
Engineering Services............        2.8
Entertainment Software..........        0.5
Fire & Safety Products..........        0.8
Food............................        3.2
Home Furnishings................        0.4

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Hospitality.....................        0.8%
Human Resources.................        1.4
Insurance.......................        6.6
Machinery.......................        0.8
Medical Products................        6.5
Metals..........................        2.1
Oil & Gas Producers.............        5.3
Oil & Gas Services..............        7.5
Paper & Related Products........        1.0
Photo Equipment & Supplies......        0.5
Real Estate Development.........        1.6
Recycling.......................        1.5
Retail -- Jewelry...............        1.6
Retail -- Department Stores.....        1.0
Retail -- Restaurants...........        0.7
Steel...........................        0.6
Telecommunications..............        0.5
Telecommunications Equipment....        2.6
Tobacco.........................        1.0
Transportation -- Other.........        0.8
Wire & Cable Products...........        0.5
Time Deposit....................        5.3
Other Assets in Excess of
  Liabilities...................        0.1
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: PEDRO V. MARCAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Director of Quantitative Research and Portfolio Management; JASON CAMPBELL, Portfolio Manager; JESSICA GONCALVES, Portfolio Manager; REBECCA HAGSTROM, CFA, Investment Analyst; THEODORA JAMISON, Investment Analyst; JOHN CASARIETTI, Investment Analyst; ANDREW PARMET, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Emerging Countries Fund seeks to maximize long-term capital appreciation through investments in companies located in developing countries around the world.

  MARKET OVERVIEW: After climbing higher in 1999 and the first quarter of 2000, emerging market equities retrenched during the fiscal year ended March 31, 2001.

  Worries over the impact of slowing economic growth in the United States, Europe and Japan sent stock prices lower across export-dependent countries in Asia, Latin America and the Europe, Middle East and Africa (EMEA) region. In response to decelerating global economic activity, central banks worldwide made 46 interest-rate cuts as of March 31, 2001 in a cycle of monetary easing that began in late 2000.

  Uncertainties brought on by higher oil prices and the slowdown in global technology spending also weighed on investor sentiment, as did several local developments. In Taiwan, political gridlock raised concern over bad loans in the banking sector. The Turkish government decided to float the lira currency following a surge in short-term interest rates. And in Argentina, fears that officials might devalue the country's peso chilled the markets, although appointment of a new economic minister calmed investors' nerves.

  PERFORMANCE: After advancing 76.1% during the prior 12 months, during the fiscal year ended March 31, 2001, the Emerging Countries Fund declined 46.8%. The MSCI Emerging Markets Free Index fell 36.0% this period.

  PORTFOLIO SPECIFICS: Investors favored value stocks over growth stocks this period. This negatively affected performance relative to the style-neutral benchmark, since the Fund's holdings are concentrated in stocks of rapidly growing companies. Stock selection in Brazil and in the technology sector also hurt relative returns.

  On the positive side, stock selection in the health care and financial services sectors helped relative results. An underweight in Turkey, the worst performing emerging country also benefited the portfolio.

  Based on our bottom-up research, we decreased exposure to the technology sector and the EMEA region during the fiscal year as we identified better investment candidates elsewhere.

  MARKET OUTLOOK: While we are closely monitoring the impact of slowing global economic growth on the Fund's holdings, we remain encouraged about the investment prospects in emerging countries:
  - Governments in many developing countries are making unprecedented strides in deregulating, consolidating and privatizing industries

  - Companies are implementing restructuring measures designed to improve profitability and enhance shareholder value

  - Central banks worldwide have adopted more accommodative monetary policy

  Most importantly, our bottom-up stock selection process continues to uncover companies with strong fundamentals for the Emerging Countries Fund.

--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN EMERGING COUNTRIES FUND INSTITUTIONAL SHARES WITH THE MSCI EMERGING MARKETS FREE INDEX.

                                                        ANNUALIZED TOTAL RETURNS
                                                              As of 3/31/01                      SINCE
                           1 YEAR                                5 YEARS                        INCEPTION
                           -46.75%                                0.17%                          2.05%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             EMERGING COUNTRIES      MSCI EMF
          FUND INSTITUTIONAL SHARES   INDEX
11/28/94                   $250,000  $250,000
11/94                      $251,800  $254,738
12/94                      $237,014  $234,359
01/95                      $217,797  $209,517
02/95                      $215,595  $204,070
03/95                      $218,398  $205,294
04/95                      $231,009  $214,512
05/95                      $248,825  $225,924
06/95                      $251,427  $226,602
07/95                      $268,243  $231,677
08/95                      $266,841  $226,210
09/95                      $267,042  $225,147
10/95                      $254,230  $216,524
11/95                      $248,625  $212,669
12/95                      $253,511  $222,112
01/96                      $276,630  $237,904
02/96                      $280,651  $234,121
03/96                      $281,857  $235,948
04/96                      $299,951  $245,386
05/96                      $310,204  $244,281
06/96                      $310,807  $245,796
07/96                      $298,946  $229,008
08/96                      $311,812  $234,871
09/96                      $317,441  $236,914
10/96                      $309,199  $230,588
11/96                      $321,453  $234,462
12/96                      $324,696  $235,517
01/97                      $348,815  $251,580
02/97                      $359,557  $262,347
03/97                      $353,679  $255,447
04/97                      $356,720  $255,907
05/97                      $378,001  $263,226
06/97                      $406,782  $277,309
07/97                      $426,442  $281,441
08/97                      $393,810  $245,641
09/97                      $421,983  $252,446
10/97                      $354,693  $211,019
11/97                      $344,552  $203,317
12/97                      $357,563  $208,217
01/98                      $336,925  $191,887
02/98                      $363,844  $211,916
03/98                      $384,705  $221,113
04/98                      $397,043  $218,705
05/98                      $355,768  $188,734
06/98                      $331,318  $168,936
07/98                      $346,571  $174,291
08/98                      $245,169  $123,903
09/98                      $245,394  $131,762
10/98                      $265,900  $145,637
11/98                      $279,646  $157,750
12/98                      $281,674  $155,462
01/99                      $290,237  $152,955
02/99                      $284,378  $154,443
03/99                      $303,081  $174,799
04/99                      $337,558  $196,425
05/99                      $335,755  $195,282
06/99                      $378,795  $217,444
07/99                      $370,457  $211,530
08/99                      $370,232  $213,455
09/99                      $364,824  $206,240
10/99                      $371,133  $210,631
11/99                      $412,596  $229,517
12/99                      $504,083  $258,707
01/00                      $496,647  $260,249
02/00                      $547,574  $263,686
03/00                      $533,828  $264,973
04/00                      $459,241  $239,855
05/00                      $435,130  $229,949
06/00                      $460,367  $238,049
07/00                      $430,623  $225,807
08/00                      $443,016  $226,917
09/00                      $400,878  $207,103
10/00                      $367,302  $192,064
11/00                      $318,515  $175,271
12/00                      $327,651  $179,503
01/01                      $349,224  $204,078
02/00                      $315,469  $188,063
3/31/00                    $284,252  $169,637

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI EMF") for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.
The unmanaged MSCI EMF Index is composed of approximately 900 companies which represent the stock markets of 25 countries, including South Korea, Brazil and South Africa. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------

EMERGING COUNTRIES FUND

                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
COMMON STOCK AND EQUIVALENTS -- 81.8%
-------------------------------------------------------------------
BERMUDA -- 1.0%
  Hong Kong Land Holdings, Ltd..........      258,000  $    554,700
  Li & Fung, Ltd.*......................      536,000       828,131
                                                       ------------
                                                          1,382,831
                                                       ------------
BRAZIL -- 2.3%
  Companhia Siderurgica Nacional S.A....    7,741,306       167,508
  Petroleo Brasileiro S.A. -- ADR*......      128,700     3,063,060
                                                       ------------
                                                          3,230,568
                                                       ------------
CHILE -- 0.4%
  Empresa Nacional de Electricidad
    S.A. -- ADR.........................       52,400       602,600
                                                       ------------
CROATIA -- 0.7%
  Pliva D.D. -- GDR Reg S...............       88,900       964,565
                                                       ------------
CZECH REPUBLIC -- 0.6%
  Komercni Banka A.S.*..................       35,200       892,379
                                                       ------------
GREECE -- 1.0%
  Alpha Bank A.E........................       54,600     1,406,483
                                                       ------------
HONG KONG -- 7.8%
  Cheung Kong (Holdings), Ltd...........      298,000     3,123,570
  China Mobile (Hong Kong), Ltd.*.......    1,149,000     5,082,604
  CNOOC, Ltd. -- ADR*...................        9,000       158,400
  Denway Motors, Ltd.*..................    2,473,000       618,309
  Shanghai Industrial Holdings, Ltd.....    1,207,000     1,965,433
                                                       ------------
                                                         10,948,316
                                                       ------------
HUNGARY -- 0.9%
  Gedeon Richter Rt.....................       24,000     1,252,527
                                                       ------------
INDIA -- 6.5%
  Hindustan Lever, Ltd..................    1,122,100     5,264,544
  Reliance Industries, Ltd..............      468,000     3,923,672
                                                       ------------
                                                          9,188,216
                                                       ------------
INDONESIA -- 0.2%
  PT Telekomunikasi Indonesia...........    1,471,000       342,421
                                                       ------------
ISRAEL -- 3.9%
  Check Point Software Technologies
    Ltd.*...............................       62,200     2,954,500
  RADWARE, Ltd.*........................       27,900       315,619
  Taro Pharmaceuticals Industries,
    Ltd.*...............................       10,500       460,031
  Teva Pharmaceutical Industries,
    Ltd. -- ADR.........................       30,800     1,682,450
                                                       ------------
                                                          5,412,600
                                                       ------------
MALAYSIA -- 5.0%
  Malayan Banking Berhad................      488,000     1,618,105
  Tenaga Nasional Berhad................    1,757,000     5,455,947
                                                       ------------
                                                          7,074,052
                                                       ------------
MEXICO -- 15.9%
  America Movil S.A. de C.V. -- Ser
    L*..................................      685,600       498,224
  America Movil S.A. de C.V. -- Ser
    L*..................................       78,000     1,142,700
                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------

MEXICO (CONTINUED)
  Coca-Cola Femsa S.A. Ser L. -- ADR....       95,700  $  1,832,655
  Consorcio ARA S.A. de C.V.*...........       10,500        13,049
  Corporacion Interamericana de
    Entretenimiento S.A. Cl. B*.........    1,242,400     4,694,820
  Grupo Financiero Banamex Accival
    S.A.*...............................    2,090,400     3,632,607
  Grupo Financiero BBVA Bancomer
    S.A. -- Ser O*......................    2,946,500     1,979,849
  Grupo Televisa S.A. -- GDR 144A*......       10,000       334,100
  Telefonos de Mexico S.A. Cl. L --
    ADR*................................       75,100     2,368,654
  Tubos de Acero de Mexico S.A. -- ADR..       33,300       364,635
  TV Azteca S.A. de C.V. -- ADR.........      427,100     3,160,540
  Wal-Mart de Mexico S.A. -- Ser C......      782,600     1,660,810
  Wal-Mart de Mexico S.A. -- Ser V*.....      274,000       634,860
                                                       ------------
                                                         22,317,503
                                                       ------------
PHILIPPINES -- 0.3%
  Philippine Long Distance Telephone
    Co. -- ADR..........................       29,100       417,585
                                                       ------------
POLAND -- 0.9%
  Telekomunikacja Polska S.A............      228,200     1,222,351
                                                       ------------
REPUBLIC OF CHINA -- 5.2%
  Beijing Datang Power Generation Co.,
    Ltd.................................    4,354,000     1,395,647
  China Southern Airlines Co., Ltd. --
    Ser H*..............................    3,264,000       889,316
  China Unicom, Ltd. -- ADR*............      128,000     1,382,400
  CNOOC, Ltd.*..........................      590,000       521,973
  Huaneng Power International, Inc. --
    Ser H...............................      706,000       377,927
  PetroChina Co., Ltd. -- Ser H*........   11,111,700     1,980,352
  Qingling Motor Co., Ltd. -- Ser H.....    2,034,000       352,072
  Yanzhou Coal Mining Co., Ltd. -- Ser
    H*..................................    1,080,000       408,501
                                                       ------------
                                                          7,308,188
                                                       ------------
RUSSIAN FEDERATION -- 2.6%
  AO Mosenergo..........................      159,700       533,398
  Mobile Telesystems -- ADR*............       31,700       824,200
  RAO Unified Energy System (UES) --
    ADR.................................       79,000       790,000
  Surgutneftegaz -- ADR.................      143,700     1,533,998
                                                       ------------
                                                          3,681,596
                                                       ------------
SINGAPORE -- 2.9%
  Datacraft Asia, Ltd...................      537,320     2,611,375
  DBS Group Holdings, Ltd...............      168,000     1,516,699
                                                       ------------
                                                          4,128,074
                                                       ------------
SOUTH KOREA -- 10.1%
  H&CB (Housing & Commercial Bank)*.....       18,304       291,544
  Hyundai Motor Co., Ltd................      145,220     1,876,622
  Kookmin Bank..........................       50,760       518,660
  Kookmin Credit CD Co., Ltd............       21,400       479,128
  Korea Telecom Corp....................       30,440     1,283,008
  Pohang Iron & Steel Co., Ltd..........       22,590     1,527,498
  Samsung Electronics...................       29,867  4,667,420

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
COMMON STOCK AND EQUIVALENTS (Continued)
-------------------------------------------------------------------
SOUTH KOREA (CONTINUED)
  Samsung Fire & Marine Insurance*......       29,410  $    678,352
  Samsung Heavy Industries Co., Ltd.*...      158,970       713,036
  Samsung SDI Co., Ltd..................        7,920       321,322
  SK Telecom Co., Ltd.*.................       13,710     1,884,996
                                                       ------------
                                                         14,241,586
                                                       ------------
SOUTH AFRICA -- 4.3%
  ABSA Group, Ltd.......................      255,700     1,024,709
  BoE, Ltd..............................    1,684,100       885,146
  Gold Fields, Ltd......................       61,500       239,549
  Impala Platinum Holdings, Ltd.........       73,700     2,622,268
  Murray & Roberts Holdings, Ltd.*......       14,200         8,775
  Profurn, Ltd.*........................    2,269,200       430,607
  Steinhoff International Holdings,
    Ltd.*...............................      955,700       727,807
  Super Group, Ltd.*....................       32,700        30,618
                                                       ------------
                                                          5,969,479
                                                       ------------
TAIWAN -- 7.7%
  Acer, Inc. -- GDR*....................       31,900       118,030
  Acer, Inc.*...........................    1,251,000       925,609
  Ambit Microsystems Corp.*.............      135,000       760,448
  Asustek Computer, Inc.*...............      217,000     1,123,240
  China Development Industrial Bank*....    1,241,000     1,273,402
  Compal Electronics, Inc.*.............      498,000       864,307
  Hon Hai Precision Industry Co.,
    Ltd.*...............................      295,000     1,805,435
  Quanta Computer, Inc.*................      118,000       423,963
  Taiwan Semiconductor Manufacturing
    Co., Ltd.*..........................      792,000     2,134,186
  United Microelectronics Corp.*........      830,000     1,339,423
                                                       ------------
                                                         10,768,043
                                                       ------------
THAILAND -- 0.5%
  Thai Farmers Bank Public Company,
    Ltd.*...............................    1,232,000       636,604
                                                       ------------
UNITED KINGDOM -- 1.1%
  Dimension Data Holding PLC*...........      394,860     1,602,106
                                                       ------------
TOTAL COMMON STOCK AND EQUIVALENTS
  (Cost: $119,666,059)...............................   114,990,673
                                                       ------------
-------------------------------------------------------------------
PREFERRED STOCK -- 5.9%
-------------------------------------------------------------------
BRAZIL -- 4.9%
  Aracruz Celulose S.A. Cl. B...........       30,100       397,320
  Banco Itau S.A.*......................    9,940,000       770,660
  Brasil Telecom Participacoes S.A. --
    ADR.................................       16,000       626,400
  Centrais Eletricas Brasileiras
    S.A. -- Eletrobras Cl. B*...........   78,984,112     1,457,579
  Companhia Vale Do Rio Doce (CVRD) --
    ADR.................................       19,500       479,700
  Companhia Vale Do Rio Doce Cl. A......       24,500       599,216
  Embratel Participacoes S.A............       61,200       569,160
  Tele Centro Oeste Celular
    Participacoes S. A. -- ADR..........        8,100        65,529
                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------

BRAZIL (CONTINUED)
  Tele Norte Leste Participacoes S.
    A. -- ADR*..........................      111,677  $  1,818,102
  Telemig Celular Participacoes S.A.....        3,800       152,190
                                                       ------------
                                                          6,935,856
                                                       ------------
THAILAND -- 1.0%
  Siam Commercial BankPublic Co.,
    Ltd.*...............................    2,615,300     1,380,451
                                                       ------------
TOTAL PREFERRED STOCK
  (Cost: $9,278,843).................................     8,316,307
                                                       ------------
-------------------------------------------------------------------
WARRANTS -- 5.0%
-------------------------------------------------------------------
TAIWAN -- 5.0%
  Credit Suisse FB Labuan Asustek
    Com., Inc. -- Wts 02/01/04..........      195,000     1,010,100
  Compal Electronics, Inc. -- Wts
    02/16/04............................      598,000     1,040,520
  Formosa Chemicals & Fibre Corp. --
    Wts 03/15/04........................      655,000       556,750
  Formosa Plastic Corp. -- Wts
    03/15/04............................      406,000       552,160
  Quanta Computer, Inc. -- Wts
    03/19/04............................      116,700       418,953
  TMSC -- Wts 01/26/04..................      738,000     1,985,220
  United Microelectronics -- Wts
    01/26/04............................      668,000     1,075,480
  Winbond Electronics Corp. -- Wts
    03/19/04............................      326,700       408,375
                                                       ------------
TOTAL WARRANTS
  (Cost: $7,746,933).................................     7,047,558
                                                       ------------

                                           PRINCIPAL
                                            AMOUNT
-------------------------------------------------------------------
TIME DEPOSIT -- 8.4%
-------------------------------------------------------------------
  Chase Manhattan Bank NY
    4.690%, 04/02/01
    (Cost: $11,216,953).................  $11,216,953    11,216,953
  Brown Brothers Harriman & Co.
    (Grand Cayman)
    4.690%, 04/02/2001
    (Cost: $518,214)....................  $   518,214       518,214
                                                       ------------
TOTAL TIME DEPOSIT
  (Cost: $11,735,167)................................    11,735,167
                                                       ------------

TOTAL INVESTMENTS -- 101.1%
  (Cost: $148,427,002)............................   142,089,705
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1%)...    (1,551,296)
                                                    ------------
NET ASSETS -- 100.0%..............................  $140,538,409
                                                    ------------
                                                    ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2001
------------------------------------------------------------------------

EMERGING COUNTRIES FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Airlines........................        0.6%
Auto-Cars/Light Trucks..........        2.0
Banking & Investments...........        8.6
Beverages -- Non-Alcoholic......        1.3
Building Materials..............        0.0
Chemicals.......................        3.6
Computer Software...............        1.1
Computers.......................        2.5
Distribution/Wholesale..........        0.6
Diversified Financial
  Services......................        8.0
Diversified Minerals............        0.8
Diversified Operations..........        1.4
Drugs/Pharmaceuticals...........        3.1
Electric........................        7.6
Electronic
  Components/Semiconductors.....        8.4
Entertainment...................        3.6
Housewares......................        4.3

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Insurance.......................        0.5%
Internet Security...............        2.3
Metals..........................        3.8
Oil & Gas Producers.............        5.2
Paper & Related Products........        0.3
Real Estate Development.........        2.6
Retail -- Discount..............        1.6
Retail -- Home Furnishings......        0.3
Shipbuilding....................        0.5
Telecommunications..............       14.0
Telecommunications Equipment....        1.9
Television......................        2.2
Transportation..................        0.0
Time Deposit....................        8.4
Liabilities in Excess of Other
  Assets                               (1.1)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

PACIFIC RIM FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: RANDALL S. KAHN, CFA, Portfolio Manager; PEDRO V. MARCAL, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Director of Quantitative Research and Portfolio Management; JASON CAMPBELL, Portfolio Manager; DAVID LOPEZ, Investment Analyst; ANDREW PARMET, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Pacific Rim Fund seeks to maximize total return through investments in stocks of companies located within the Pacific Rim region including Australia, China, Hong Kong, India Subcontinent, Indonesia, Japan, South Korea, Malaysia, New Zealand, the Philippines, Singapore, Taiwan, Thailand and Vietnam.

  MARKET OVERVIEW: Following exceptional gains during the prior 12 months, Pacific Rim markets suffered declines during the fiscal year ended March 31, 2001. A number of concerns weighed on investor sentiment, such as:

  - Decelerating global economic growth

  - Sell-off in US equities -- especially shares of technology companies who import products and services from Pacific Rim countries

  - Persistent weakness in the Japanese economy, symbolized by the banking sector's bad loan problem

  The Bank of Japan cut interest rates three times late in the period in an attempt to stimulate economic activity. Central banks in other Pacific Rim countries, including Australia and Hong Kong, followed suit.

  PERFORMANCE: Following last period's impressive 136.9% advance, the Fund posted a 36.4% loss during the fiscal year ended March 31, 2001 versus a 28.1% drop in the MSCI Pacific Index. For the three years ended March 31, 2001, the Fund gained 13.6%, annualized. This compared favorably to the MSCI Pacific Index, which rose 3.2% during the same period.

  PORTFOLIO SPECIFICS: The Fund's holdings are concentrated in stocks of rapidly growing companies. This detracted from results versus the broad-market benchmark since growth stocks were out of favor this period. Issue selection in Japan, Singapore and in the consumer services sector also unfavorably impacted relative performance.

  Stock selection in South Korea and among consumer durables and energy companies contributed positively to returns this period.

  The Fund's best-performing holdings included Hankuk Electric Glass and Nippon Electric Glass, two of the world's major glass bulb makers based in South Korea and Japan, respectively. Yanzhou Coal Mining, which operates five mines in China; Qingling Motors, a Chinese automaker; and Japan-based Daiichi Pharmaceutical also contributed positively to results.

  MARKET OUTLOOK: We remain optimistic about the outlook for Pacific Rim equities. Deregulation is reshaping key industries in Japan, and many of the country's companies are implementing cost-cutting restructuring measures. The trend toward outsourcing is intensifying, a plus for many Asian companies with low cost structures. Throughout the region, businesses are pressing governments for structural reforms in taxation, investor incentives and infrastructure spending. These trends are conducive to our bottom-up stock selection approach focused on identifying companies successfully managing change.

--------------------------------------------------------------------------------

PACIFIC RIM FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN PACIFIC RIM FUND INSTITUTIONAL SHARES WITH THE MSCI PACIFIC INDEX.

                                                                                                 SINCE
                           1 YEAR                       ANNUALIZED TOTAL RETURNS                INCEPTION
                           -36.44%                            As of 3/31/01                      12.94%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          PACIFIC RIM FUND INSTITUTIONAL SHARES  MSCI PACIFIC INDEX
12/31/97                               $250,000            $250,000
01/98                                  $252,000            $261,601
02/98                                  $258,600            $274,526
03/98                                  $253,200            $260,655
04/98                                  $241,200            $253,590
05/98                                  $207,400            $233,540
06/98                                  $193,600            $232,816
07/98                                  $197,400            $229,653
08/98                                  $178,200            $201,018
09/98                                  $192,200            $201,783
10/98                                  $208,200            $235,362
11/98                                  $225,600            $247,782
12/98                                  $233,600            $254,632
01/99                                  $238,200            $256,359
02/99                                  $229,400            $251,618
03/99                                  $246,400            $281,970
04/99                                  $285,400            $303,653
05/99                                  $293,800            $285,616
06/99                                  $355,200            $312,921
07/99                                  $384,400            $329,224
08/99                                  $396,600            $329,784
09/99                                  $405,000            $345,053
10/99                                  $415,400            $358,406
11/99                                  $485,828            $376,183
12/99                                  $566,340            $400,757
01/00                                  $558,541            $381,413
02/00                                  $639,742            $373,041
03/00                                  $583,773            $398,917
04/00                                  $507,160            $371,179
05/00                                  $474,129            $349,597
06/00                                  $514,500            $376,560
07/00                                  $453,714            $340,712
08/00                                  $536,521            $359,247
09/00                                  $482,387            $340,314
10/00                                  $459,449            $320,776
11/00                                  $447,643            $309,623
12/00                                  $416,586            $297,423
1/01                                   $424,083            $296,661
2/01                                   $401,058            $284,153
3/31/01                                $371,073            $286,694

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Pacific Index ("MSCI Pacific") for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.
The unmanaged MSCI Pacific Index includes over 400 companies and the five countries of Australia, Hong Kong, Japan, New Zealand, and Singapore. The average company has a market capitalization of about $5.1 billion. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------
PACIFIC RIM FUND

                                           NUMBER
                                          OF SHARES    VALUE
---------------------------------------------------------------
COMMON STOCK -- 93.1%
---------------------------------------------------------------
AUSTRALIA -- 5.3%
  BHP, Ltd. ............................     3,800   $   36,365
  Delta Gold, Ltd.* ....................    25,600       14,049
  Lihir Gold., Ltd.* ...................    54,500       15,434
  Sons of Gwalia, Ltd. .................     4,000       16,185
  Telstra Corp., Ltd. ..................     8,000       25,077
                                                     ----------
                                                        107,110
                                                     ----------
HONG KONG -- 19.4%
  CCT Telecom Holdings, Ltd. ...........   332,000       34,906
  Cheung Kong (Holdings), Ltd. .........     3,000       31,445
  Denway Motors, Ltd.* .................   213,000       53,255
  e-Kong Group, Ltd.* ..................   543,000       21,931
  First Pacific Co., Ltd. ..............    62,000       15,342
  Hong Kong Land Holdings, Ltd. ........     4,000        8,600
  Johnson Electric Holdings, Ltd. ......    30,000       47,505
  Legend Holdings, Ltd. ................    60,000       40,773
  Lifetec Group, Ltd.* .................   536,000       20,274
  New World Development Co., Ltd. ......    20,000       25,772
  Techtronic Industries Co., Ltd. ......   200,000       42,825
  Television Broadcasts, Ltd. ..........     9,000       49,274
                                                     ----------
                                                        391,902
                                                     ----------
INDIA -- 2.8%
  Hindustan Lever, Ltd. ................    12,000       56,300
                                                     ----------
INDONESIA -- 1.8%
  PT Gudang Garam Tbk ..................    16,000       19,890
  PT Timah Tbk .........................   118,500       16,778
                                                     ----------
                                                         36,668
                                                     ----------
JAPAN -- 34.0%
  Ajinomoto Co., Inc. ..................     3,000       31,288
  All Nippon Airways Co., Ltd. (ANA)*
    ....................................     6,000       19,869
  Daiichi Pharmceutical Co., Ltd. ......     2,000       46,122
  Fancl Corp. ..........................       500       25,255
  Fuji Photo Film Co., Ltd. ............     1,000       37,025
  Itochu Techno-Science Corp. ..........       300       28,008
  Japan Airlines Co., Ltd. .............     9,000       34,041
  Japan Airport Terminal Co., Ltd. .....     3,000       28,942
  Jusco Co., Ltd. ......................     2,000       41,175
  Kawasaki Steel Corp. .................    36,000       36,195
  Mitsui Fudosan Co., Ltd. .............     3,000       28,894
  Mitsumi Electric Co., Ltd. ...........     3,000       50,870
  Moritex Corp. ........................       500       15,281
  Murata Manufacturing Co., Ltd. .......       300       24,920
  Nikon Corp. ..........................     3,000       34,017
  Nintendo Co., Ltd. ...................       100       16,366
  Nippon Steel Corp. ...................    28,000       46,473
  Nissan Motor Co., Ltd.* ..............     7,000       44,127
  NOK Corp. ............................     3,000       23,699
  Obic Business Consultants, Ltd. ......       300       23,101
                                           NUMBER
                                          OF SHARES    VALUE
---------------------------------------------------------------

JAPAN (CONTINUED)
  Sony Corp. ...........................       300   $   21,305
  Toray Industries, Inc.* ..............     8,000       32,237
                                                     ----------
                                                        689,210
                                                     ----------
REPUBLIC OF CHINA -- 11.6%
  Beijing Datang Power Generation Co.,
    Ltd. ...............................   126,000       40,388
  China Eastern Airlines Corp., Ltd.*
    ....................................   110,000       15,796
  China Southern Airlines Co., Ltd.*
    ....................................    58,000       15,803
  Guangshen Railway Co., Ltd. ..........   294,000       45,612
  Qingling Motors Co., Ltd. ............   304,000       52,620
  Shenzhen Expressway Co., Ltd. ........   168,000       28,003
  Yanzhou Coal Mining Co., Ltd. ........    96,000       36,311
                                                     ----------
                                                        234,533
                                                     ----------
SINGAPORE -- 0.4%
  Flextronics International, Ltd.* .....       600        9,000
                                                     ----------
SOUTH KOREA -- 9.5%
  Cheil Industries, Inc. ...............     4,370       19,568
  Humax Co., Ltd. ......................     1,710       21,841
  Kookmin Bank .........................       710        7,255
  Kumgang Korea Chemical Co., Ltd. .....     1,200       44,177
  Samsung Electronics ..................       280       43,757
  Samsung SDI Co., Ltd. ................     1,390       56,394
                                                     ----------
                                                        192,992
                                                     ----------
TAIWAN -- 6.1%
  Acer, Inc. ...........................    30,000       22,197
  Picvue Electonics, Ltd. ..............     9,000        8,659
  United Microeletronics Corp. -- ADR.*
    ....................................     6,500       60,840
  Via Technologies, Inc. ...............     3,000       32,245
                                                     ----------
                                                        123,941
                                                     ----------
UNITED STATES -- 2.2%
  ResMed, Inc.* ........................    10,900       44,183
                                                     ----------
TOTAL COMMON STOCK -- 93.1%
  (Cost: $1,975,816)...............................   1,885,839
                                                     ----------

                                          PRINCIPAL
                                           AMOUNT
---------------------------------------------------------------
TIME DEPOSIT -- 3.7%
---------------------------------------------------------------
  Brown Brothers Harriman & Co. (Grand
    Cayman)
    4.690%, 04/02/01
    (Cost: $75,403).....................   $75,403       75,403
                                                     ----------

TOTAL INVESTMENTS -- 96.8%
  (Cost: $2,051,219)..............................    1,961,242
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.2%.....       64,882
                                                     ----------
NET ASSETS -- 100.0%..............................   $2,026,124
                                                     ----------
                                                     ----------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2001
------------------------------------------------------------------------

PACIFIC RIM FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Airlines........................        4.2%
Airport
  Development/Maintenance.......        1.4
Applications Software...........        1.1
Audio/Video Products............        1.1
Auto-Cars/Light Trucks..........        7.4
Automobile Parts/Equipment......        1.2
Banking.........................        0.2
Building & Construction.........        1.4
Building Products...............        2.2
Computers.......................        4.5
Consumer Products...............        2.8
Cosmetics & Toiletries..........        1.2
Diversified Operations..........        0.8
Drugs/Pharmaceuticals...........        1.0
E-Commerce Services.............        1.1
Electric........................        2.0
Electronic
  Components/Semiconductors.....       16.9
Electronics.....................        1.7
Food............................        1.5
Instruments-Scientific..........        0.8

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Medical-Drugs...................        2.3%
Medical Products................        2.2
Minerals........................        1.8
Mining..........................        4.9
Photo Equipment & Supplies......        3.5
Real Estate Development.........        4.7
Retail-Diversified..............        2.0
Rubber & Plastics...............        1.0
Steel Producers.................        4.1
Telecommunications..............        1.2
Telecommunications Equipment....        2.8
Television......................        2.4
Textile.........................        1.6
Tobacco.........................        1.0
Toys............................        0.8
Transportation..................        2.3
Time Deposit....................        3.7
Other Assets in Excess of
  Liabilities...................        3.2
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

LATIN AMERICA FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: ERNESTO RAMOS, PH.D., Portfolio Manager; THEODORA JAMISON, Investment Analyst; LAWRENCE S. SPEIDELL, CFA, Director of Quantitative Research and Portfolio Management.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Latin America Fund seeks to provide long-term capital appreciation primarily through investment in the securities of companies located in the Latin American countries of South America, Caribbean, Central America and Mexico.

  MARKET OVERVIEW: After posting impressive gains during 1999 and the first quarter of 2000, Latin American markets registered losses during the 12 months ended March 31, 2001. Declines were primarily driven by concerns over the downturn in the US stock market and slowing global economic growth.

  Domestic concerns, however, compounded selling pressure. Late in the period, worries that Argentina might be forced to default on debt or devalue its currency sent shock waves across emerging markets. As Argentina's major trading partner, Brazil was especially vulnerable, and the Brazilian currency tumbled. In a surprise move, the Brazilian Central Bank raised interest rates in March 2001 as currency weakness worsened its outlook for inflation.

  In Mexico, fears that the slowing US economy would cool export demand overshadowed positive local developments. Strong consumer spending, progress on fiscal reform, subdued inflation and high oil prices (a Mexican export) were unable to inspire investors.

  Despite trending downward this 12-month period, Latin America was the best-performing region among the world's emerging markets.

  PERFORMANCE: After gaining an impressive 78.7% during the prior fiscal year, this period the Latin America Fund lost 33.5%, and the MSCI Latin America Index shed 21.5%.

  PORTFOLIO SPECIFICS: Based on our fundamental research, we buy stocks for the Fund that exhibit the strongest earnings growth potential. Owning growth stocks hurt the Fund's performance versus its style-neutral benchmark this period, since investors favored value over growth. Stock selection among utility companies and in Mexico and Brazil also detracted from relative results.

  On the plus side, an underweight in technology stocks helped returns, as did stock selection in the financial services sector.

  Top-performing holdings this period included Grupo Financiero Banamex Accival, Mexico's second-largest bank; Embraer-Empresa Brasileira de Aeronautica, one of the world's leading commercial aircraft manufacturers; and Coca-Cola FEMSA, a Coca-Cola bottler with operations in Mexico and Argentina.

  MARKET OUTLOOK: Following a trying period for investors, a number of positive factors lend future support to Latin American equities:
  - Companies throughout Latin America are restructuring to enhance profits

  - Mexico and Brazil, Latin America's two largest economies, present strong economic fundamentals

  - New political leadership in Mexico and new economic leadership in Argentina

  Against this positive backdrop, we are confident that our focus on company-specific fundamentals will lead us to exciting investment opportunities for the Latin America Fund.

--------------------------------------------------------------------------------

LATIN AMERICA FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN LATIN AMERICA FUND INSTITUTIONAL SHARES WITH THE MSCI EMF LATIN AMERICA INDEX.

                                                                                                 SINCE
                           1 YEAR                       ANNUALIZED TOTAL RETURNS                INCEPTION
                           -33.53%                            As of 3/31/01                      3.36%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           LATIN AMERICA FUND   MSCI EMF LATIN AMERICA
          INSTITUTIONAL SHARES          INDEX
11/30/97              $250,000                $250,000
12/97                 $268,400                $266,600
01/98                 $241,600                $236,986
02/98                 $255,800                $249,435
03/98                 $279,200                $267,120
04/98                 $283,200                $261,000
05/98                 $247,400                $227,242
06/98                 $239,000                $213,812
07/98                 $257,400                $224,392
08/98                 $163,400                $146,555
09/98                 $172,800                $161,561
10/98                 $189,400                $174,049
11/98                 $204,800                $187,486
12/98                 $192,013                $172,993
01/99                 $175,130                $152,511
02/99                 $187,538                $162,241
03/99                 $235,134                $195,224
04/99                 $273,984                $223,347
05/99                 $258,119                $213,542
06/99                 $265,645                $223,713
07/99                 $232,490                $206,487
08/99                 $223,540                $200,272
09/99                 $233,304                $203,536
10/99                 $247,338                $208,116
11/99                 $279,883                $234,365
12/99                 $378,330                $271,254
01/00                 $370,397                $259,657
02/00                 $411,078                $279,585
03/00                 $420,435                $281,905
04/00                 $362,058                $251,484
05/00                 $324,428                $239,212
06/00                 $377,720                $261,069
07/00                 $364,295                $255,652
08/00                 $375,483                $261,820
09/00                 $350,667                $246,387
10/00                 $332,158                $237,744
11/00                 $291,417                $215,942
12/00                 $314,351                $226,299
01/01                 $345,236                $258,959
02/01                 $312,822                $235,984
3/31/01               $279,185                $221,308

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Emerging Markets Index Latin America Index ("MSCI EMF Latin America") for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.
The unmanaged MSCI EMF Latin America Index is composed of companies representative of the market structure of 7 Latin American countries including, Argentina, Chile, Colombia, Brazil, Mexico, Peru and Venezuela. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------

LATIN AMERICA FUND

                                           NUMBER
                                          OF SHARES    VALUE
---------------------------------------------------------------
COMMON STOCK -- 64.6%
---------------------------------------------------------------
BRAZIL -- 13.4%
  Aracruz Celulose S.A. -- ADR..........     13,000  $  171,600
  Companhia Siderurgica Nacional
    S.A.*...............................  4,971,481     107,574
  Companhia Vale Do Rio Doce -- ADR.....      3,300      81,180
  Petroleo Brasileiro S.A. -- ADR*......      1,600      38,080
  Tele Norte Leste Participacoes
    S.A. -- ADR.........................      4,700      76,516
  Telemig Celular Participacoes S.A. --
    ADR.................................      1,500      60,075
                                                     ----------
                                                        535,025
                                                     ----------
CHILE -- 1.1%
  Empresa Nacional de Electricidad
    S.A. -- ADR.........................      3,700      42,550
                                                     ----------
MEXICO -- 38.4%
  America Movil L S.A. Series L*........     19,800      14,388
  America Movil S.A. -- ADR*............      2,400      35,160
  Coca-Cola Femsa S.A. -- ADR...........     10,500     201,075
  Consorcio ARA, S.A.*..................      1,100       1,367
  Corpocacion Interamericana de
    Entretenimiento, S.A.*..............     42,800     161,734
  Grupo Financiero Banamex Accival,
    S.A.................................    104,400     181,422
  Grupo Financiero BBVA Bancomer,
    S.A.*...............................    370,600     249,018
  Telefonos de Mexico S.A. -- ADR.......      8,400     264,936
  Tubos de Acero de Mexico S.A. --
    ADR.................................      9,000      98,550
  TV Azteca S.A. -- ADR.................     25,700     190,180
  Wal-Mart de Mexico S.A. Series C*.....     23,500      49,871
  Wal-Mart de Mexico S.A. Series V*.....     36,200      83,876
                                                     ----------
                                                      1,531,577
                                                     ----------
PERU -- 11.7%
  Compania de Minas Buenaventura
    S.A. -- ADR.........................     15,500     229,555
  Credicorp, Ltd........................     29,500     238,950
                                                     ----------
                                                        468,505
                                                     ----------
TOTAL COMMON STOCK
  (Cost: $2,859,616)...............................   2,577,657
                                                     ----------
                                           NUMBER
                                          OF SHARES    VALUE
---------------------------------------------------------------

PREFERRED STOCK -- 33.5%
---------------------------------------------------------------
BRAZIL -- 31.4%
  Banco Itau S.A........................    880,000  $   68,227
  Brasil Telecom Participacoes S.A. --
    ADR.................................      2,200      86,130
  Centrais Eletricas Brasilieras S.A....  9,000,000     166,087
  Companhia de Bebidas das Americas --
    ADR.................................      7,400     172,790
  Embratel Participacoes S.A. -- ADR....      1,700      15,810
  Perdigao S.A..........................     28,200     195,201
  Petroleo Brasileiro S.A...............      6,400     138,721
  Tele Centro Oeste Celular
    Participacoes S.A. -- ADR...........     19,900     160,991
  Uniao de Bancos Brasileiros S.A.......      3,900      79,560
  Viacao Aerea Rio-Grandense S.A.*......    123,000     170,282
                                                     ----------
                                                      1,253,799
                                                     ----------
LUXEMBOURG -- 2.1%
  Quilmes Industrial S.A. -- ADR........      9,000      83,970
                                                     ----------
TOTAL PREFERRED STOCK
  (Cost: $1,551,468)...............................   1,337,769
                                                     ----------

                                          PRINCIPAL
                                           AMOUNT
---------------------------------------------------------------
TIME DEPOSIT -- 2.7%
---------------------------------------------------------------
  HSBC Bank Grand Cayman
    4.690%, 04/02/2001
    (Cost $106,307).....................  $ 106,307     106,307
                                                     ----------

TOTAL INVESTMENTS -- 100.8%
  (Cost: $4,517,391)..............................    4,021,733
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8%)...      (33,022)
                                                     ----------
NET ASSETS -- 100.0%..............................   $3,988,711
                                                     ----------
                                                     ----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2001
------------------------------------------------------------------------

LATIN AMERICA FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Airlines........................        4.3%
Banking.........................        9.7
Beverages.......................       11.5
Broadcasting....................        4.8
Diversified Minerals............        2.0
Electric........................        5.2
Entertainment...................        4.0
Finance.........................       10.8
Food............................        4.9
Mining..........................        5.8

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Oil & Gas Producers.............        4.4%
Paper & Related Products........        4.3
Real Estate.....................        0.0
Retail -- Discount..............        3.4
Steel...........................        5.1
Telecommunications..............       17.9
Time Deposit....................        2.7
Liabilities in Excess of Other
  Assets........................       (0.8)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: ANDREW B. GALLAGHER, Portfolio Manager; WILLIAM H. CHENOWETH, CFA, Portfolio Manager; MICHAEL CARROLL, Portfolio Manager; KENNETH H. LEE, Portfolio Manager; TRISHA C. SCHUSTER, CFA, Portfolio Manager; EVAN LUNDQUIST, Portfolio Manager; THOMAS J. SMITH, CFA, Investment Analyst; LIANNE NELSON, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Large Cap Growth Fund seeks to maximize long-term capital appreciation by investing primarily in stocks from a universe of large US companies with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index at time of purchase.

  MARKET OVERVIEW: Following several years of unprecedented gains, prices of US large-cap stocks declined during the volatile 12 months ended March 31, 2001. A number of factors contributed:

  - Higher interest rates resulting from six interest rate increases by the Federal Reserve between June 1999 and May 2000

  - Surging oil and natural gas prices

  - Concerns over valuations of technology stocks

  Higher interest rates and energy costs took their toll on US GDP growth, which cooled dramatically during the second half of 2000. Slower consumer and business spending and higher energy and borrowing costs cut into corporate profits. As companies reported earnings, stock prices tumbled. Technology and growth-oriented issues were hard hit, as investors favored defensive stocks with high dividend yields and low P/E ratios.

  On a positive note, the Federal Reserve lowered rates in the first quarter of 2001 to spur economic growth.

  PERFORMANCE: After climbing 85.4% the prior 12 months, the Fund lost 53.3% this fiscal year versus a 42.7% drop in the Russell 1000 Growth Index. For the 3 years ended March 31, 2001, the Fund advanced 12.5% on an annualized basis compared to a 0.5% decline in the benchmark.

  PORTFOLIO SPECIFICS: Stock selection in the technology sector was the main reason the Fund lagged its benchmark this period. An overweight in energy and utilities helped performance. Stock selection among commercial/industrial services companies was also a positive.

  During the period, on a stock-by-stock basis, we decreased the Fund's technology exposure by 23.9%. We increased holdings across a broad range of sectors where we identified better opportunities.

  MARKET OUTLOOK: We are optimistic about prospects for US large-cap growth stocks due to:

  - Current easier monetary policy from the Federal Reserve, a favorable interest rate environment and potential tax cuts on the horizon

  - More favorable earnings comparisons in late 2001 and into 2002

  - Historical tendency for equity prices to rebound to new highs following major declines

  Over the long term, we are confident that our proven investment approach will lead us to fundamentally strong companies poised to materially outperform.

--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN LARGE CAP GROWTH FUND INSTITUTIONAL SHARES WITH THE RUSSELL 1000 GROWTH INDEX.

                                                                                                 SINCE
                           1 YEAR                       ANNUALIZED TOTAL RETURNS               INCEPTION
                           -53.26%                           As of 3/31/01                      23.05%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          LARGE CAP GROWTH FUND INSTITUTIONAL SHARES  RUSSELL 1000 GROWTH INDEX
12/27/96                                    $250,000                   $250,000
12/96                                       $247,200                   $246,185
01/97                                       $272,400                   $263,452
02/97                                       $267,800                   $261,661
03/97                                       $260,000                   $247,500
04/97                                       $270,000                   $263,933
05/97                                       $300,200                   $282,982
06/97                                       $311,400                   $294,301
07/97                                       $350,200                   $320,317
08/97                                       $342,200                   $301,578
09/97                                       $359,600                   $316,419
10/97                                       $359,200                   $304,712
11/97                                       $354,897                   $317,653
12/97                                       $361,073                   $321,210
01/98                                       $366,478                   $330,815
02/98                                       $400,192                   $355,699
03/98                                       $424,641                   $369,877
04/98                                       $438,281                   $374,996
05/98                                       $427,214                   $364,353
06/98                                       $458,097                   $386,670
07/98                                       $448,284                   $384,110
08/98                                       $373,570                   $326,455
09/98                                       $420,007                   $351,534
10/98                                       $451,657                   $379,797
11/98                                       $494,721                   $408,699
12/98                                       $580,590                   $445,564
01/99                                       $645,965                   $471,719
02/99                                       $632,475                   $450,161
03/99                                       $697,590                   $473,885
04/99                                       $730,134                   $474,501
05/99                                       $735,294                   $459,934
06/99                                       $770,229                   $492,129
07/99                                       $760,111                   $476,479
08/99                                       $755,701                   $484,246
09/99                                       $769,969                   $474,077
10/99                                       $825,745                   $509,870
11/99                                       $920,954                   $536,842
12/99                                     $1,138,610                   $592,673
01/00                                     $1,089,839                   $564,877
02/00                                     $1,248,865                   $592,499
03/00                                     $1,292,448                   $634,922
04/00                                     $1,193,089                   $604,713
05/00                                     $1,117,078                   $574,235
06/00                                     $1,235,116                   $617,762
07/00                                     $1,180,637                   $592,001
08/00                                     $1,334,734                   $645,578
09/00                                     $1,219,032                   $584,506
10/00                                     $1,094,249                   $556,859
11/00                                       $883,799                   $474,778
12/00                                       $865,615                   $459,775
01/01                                       $843,954                   $492,035
02/01                                       $698,749                   $408,488
3/31/01                                     $604,620                   $364,044

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 1000 Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Russell 1000 Growth Index measures the stock performance of 1000 of the largest U.S. companies. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                           NUMBER
                                          OF SHARES     VALUE
-----------------------------------------------------------------
COMMON STOCK -- 97.8%
-----------------------------------------------------------------
APPLICATIONS SOFTWARE -- 2.0%
  Microsoft Corp.*......................    37,600   $  2,056,250
                                                     ------------
BANKING -- 3.9%
  Citigroup, Inc........................    88,800      3,994,224
                                                     ------------
BIOTECHNOLOGY -- 3.1%
  Amgen, Inc.*..........................    53,700      3,232,069
                                                     ------------
BROADCASTING -- 11.3%
  Adelphia Communications Corp.
    Cl. A*..............................    85,700      3,470,850
  AOL Time Warner, Inc.*................    90,600      3,637,590
  Viacom, Inc. Cl. A*...................   101,300      4,507,850
                                                     ------------
                                                       11,616,290
                                                     ------------
COMPUTER SOFTWARE -- 2.0%
  Veritas Software Corp.*...............    44,450      2,055,368
                                                     ------------
COMPUTERS -- 5.1%
  Dell Computer Corp.*..................   134,900      3,465,244
  EMC Corp.*............................    59,400      1,746,360
                                                     ------------
                                                        5,211,604
                                                     ------------
DIVERSIFIED MANUFACTURE OPERATION -- 8.6%
  General Electric Co...................   129,100      5,404,126
  Tyco International, Ltd...............    79,500      3,436,785
                                                     ------------
                                                        8,840,911
                                                     ------------
DRUGS/PHARMACEUTICALS -- 4.4%
  Pfizer, Inc...........................   109,100      4,467,645
                                                     ------------
ELECTRIC -- UTILITIES -- 4.8%
  AES Corp.*............................    98,900      4,941,044
                                                     ------------
ELECTRONICS COMPONENTS/SEMICONDUCTORS -- 1.8%
  Micron Technology, Inc.*..............    43,500      1,806,555
                                                     ------------
FINANCE -- 3.0%
  Freddie Mac...........................    47,600      3,085,908
                                                     ------------
INSURANCE -- 2.7%
  American International Group, Inc.....    34,400      2,769,200
                                                     ------------
INTERNET SECURITY -- 2.4%
  Check Point Software Technologies,
    Ltd.*...............................    51,850      2,462,875
                                                     ------------
LEISURE/GAMING -- 4.5%
  MGM Mirage, Inc.*.....................   182,000      4,568,200
                                                     ------------
NETWORKING PRODUCTS -- 2.0%
  Juniper Networks, Inc.*...............    55,300      2,099,188
                                                     ------------
OIL & GAS PRODUCERS -- 9.6%
  Apache Corp...........................    52,600      3,030,286
                                           NUMBER
                                          OF SHARES     VALUE
-----------------------------------------------------------------

Oil & Gas Producers (Continued)
  Enron Corp............................    79,300   $  4,607,330
  Williams Companies, Inc...............    52,800      2,262,480
                                                     ------------
                                                        9,900,096
                                                     ------------
OIL FIELD SERVICES -- 2.9%
  Weatherford International, Inc.*......    59,400      2,931,390
                                                     ------------
RETAIL-APPAREL -- 1.9%
  The Gap, Inc..........................    80,800      1,916,576
                                                     ------------
RETAIL-BUILDING PRODUCTS -- 2.7%
  Home Depot, Inc.......................    64,000      2,758,400
                                                     ------------
RETAIL-DISCOUNT -- 0.8%
  Costco Wholesale Corp.*...............    22,000        863,500
                                                     ------------
SEMICONDUCTOR EQUIPMENT -- 1.7%
  Applied Materials, Inc.*..............    41,000      1,783,500
                                                     ------------
TELECOMMUNICATIONS -- 11.0%
  Qwest Communications
    International, Inc.*................   131,200      4,598,560
  Sprint Corp. (PCS Group)*.............   153,300      2,912,700
  WorldCom, Inc.*.......................   200,500      3,746,844
                                                     ------------
                                                       11,258,104
                                                     ------------
TELECOMMUNICATIONS EQUIPMENT -- 5.6%
  Ciena Corp.*..........................    64,800      2,697,300
  QUALCOMM, Inc.*.......................    53,300      3,018,112
                                                     ------------
                                                        5,715,412
                                                     ------------
TOTAL COMMON STOCK -- 97.8%
  (Cost: $118,620,020).............................   100,334,309
                                                     ------------

                                          PRINCIPAL
                                           AMOUNT
-----------------------------------------------------------------
TIME DEPOSIT -- 0.7%
-----------------------------------------------------------------
  Brown Brothers Harriman & Co. (Grand
    Cayman) 4.690%, 04/02/01
    (Cost: $774,661)....................  $774,661        774,661
                                                     ------------

TOTAL INVESTMENTS -- 98.5%
  (Cost: $119,394,681)............................   101,108,970
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.5%.....     1,503,741
                                                    ------------
NET ASSETS -- 100.0%..............................  $102,612,711
                                                    ------------
                                                    ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

MID CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: WILLIAM H. CHENOWETH, CFA, Portfolio Manager; ANDREW B. GALLAGHER, Portfolio Manager; KENNETH H. LEE, CFA, Portfolio Manager; TRISHA C. SCHUSTER, CFA, Portfolio Manager; EVAN LUNDQUIST, Portfolio Manager; MICHAEL CARROLL, Portfolio Manager; THOMAS J. SMITH, CFA, Investment Analyst; LIANNE NELSON, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Mid Cap Growth Fund seeks to maximize long-term capital appreciation through investments in US securities with market capitalizations corresponding to the middle 90% of the Russell Midcap Growth Index at the time of purchase.

  MARKET OVERVIEW: In the spring of 2000, equity prices began a descent that evolved into one of the most tumultuous 12-month periods in US stock market history.

  After several years of record-breaking returns, equity prices tumbled as higher interest rates and soaring energy costs dampened GDP growth and corporate profitability. In an effort to stimulate economic growth, the Federal Reserve cut interest rates three times during the first quarter of 2001.

  The investment environment was particularly difficult for growth stocks. Against a backdrop of uncertainty and extreme volatility, investors sought out defensive issues with stable earnings and low P/E ratios. High-priced technology stocks were at the forefront of the market's decline amid a cascade of sales and profit warnings from the sector's bellwether companies.

  PERFORMANCE: After gaining 116.5% during the prior fiscal year, the Fund lost 54.0% from April 1, 2000 through March 31, 2001. During the 12 months ended March 31, 2001, the Russell Midcap Growth Index slid 45.4%. The Fund advanced 5.0% (annualized) during the three years ended March 31, 2001, outdistancing its benchmark, which was up 1.8%.

  PORTFOLIO SPECIFICS: Based on our company-specific research, we identify stocks with the brightest earnings prospects for the Fund, many of which command premium valuations as a result. As the market sold off this period, investors' aversion to risk increased, and stocks with above-average valuations, many of which exhibited strong fundamentals, suffered the brunt of the decline. This hurt the Fund's performance relative to its benchmark.

  On a favorable note, being overweight energy and utility companies, two of the market's best-performing sectors, helped relative results. Within the energy sector, stock selection in the contract drilling industry also contributed.

  Examples of top-performing holdings this period are Calpine, the nation's fastest-growing independent power company, and Kohl's, a retail chain selling moderately priced apparel and home products.

  MARKET OUTLOOK: Following a difficult 12 months, our outlook for mid-cap growth stocks is positive due to:

  - Attractive valuations

  - More realistic investor expectations

  - Easier earnings comparisons in late 2001 and into 2002

  Regardless of environment, we are optimistic that consistent application of our bottom-up investment process will uncover mid-cap companies with the strong fundamentals and the best prospects to outperform.

--------------------------------------------------------------------------------

MID CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN MID CAP GROWTH FUND INSTITUTIONAL SHARES WITH THE RUSSELL MID CAP GROWTH INDEX.

                                           ANNUALIZED TOTAL RETURNS
                                                As of 3/31/01
                           1 YEAR                                       5 YEARS   10 YEARS
                           -53.95%                                       10.91%    13.90%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           MID CAP GROWTH    RUSSELL MID
         FUND INSTITUTIONAL  CAP GROWTH
               SHARES           INDEX
9/30/85            $250,000    $250,000
10/85              $263,067    $250,000
11/85              $289,075    $250,000
12/85              $311,845    $250,000
01/86              $325,057    $254,808
02/86              $353,131    $277,271
03/86              $388,397    $293,919
04/86              $386,014    $297,128
05/86              $420,048    $315,779
06/86              $437,508    $320,667
07/86              $413,912    $295,149
08/86              $435,670    $308,539
09/86              $388,690    $282,971
10/86              $426,535    $300,054
11/86              $426,862    $302,871
12/86              $414,298    $293,876
01/87              $479,744    $334,695
02/87              $504,626    $359,630
03/87              $508,798    $364,485
04/87              $503,490    $355,009
05/87              $505,638    $357,298
06/87              $523,217    $371,923
07/87              $560,976    $388,849
08/87              $578,628    $404,893
09/87              $570,276    $395,949
10/87              $410,751    $287,174
11/87              $376,686    $267,198
12/87              $429,184    $301,984
01/88              $414,234    $305,043
02/88              $445,495    $330,063
03/88              $439,956    $331,555
04/88              $443,945    $333,428
05/88              $447,748    $327,527
06/88              $488,926    $352,278
07/88              $470,868    $338,944
08/88              $452,959    $326,034
09/88              $478,446    $338,932
10/88              $482,736    $336,884
11/88              $467,079    $328,776
12/88              $483,551    $341,013
01/89              $513,032    $361,112
02/89              $500,497    $358,151
03/89              $509,489    $362,538
04/89              $536,526    $383,188
05/89              $569,665    $403,547
06/89              $542,075    $398,140
07/89              $603,745    $429,334
08/89              $625,701    $445,953
09/89              $637,944    $445,797
10/89              $619,358    $427,212
11/89              $641,325    $437,324
12/89              $647,588    $448,380
01/90              $609,035    $406,828
02/90              $635,691    $415,193
03/90              $655,821    $432,593
04/90              $640,453    $420,628
05/90              $744,313    $463,885
06/90              $753,890    $469,614
07/90              $728,383    $454,643
08/90              $669,141    $401,772
09/90              $618,532    $374,556
10/90              $604,533    $367,556
11/90              $644,412    $406,895
12/90              $652,316    $425,364
01/91              $716,026    $457,271
02/91              $782,807    $497,529
03/91              $822,078    $523,530
04/91              $801,992    $518,871
05/91              $839,659    $545,105
06/91              $785,305    $515,397
07/91              $844,962    $541,398
08/91              $884,985    $558,317
09/91              $886,371    $557,675
10/91              $913,819    $570,189
11/91              $873,764    $551,384
12/91            $1,014,498    $625,419
01/92            $1,022,276    $630,985
02/92            $1,039,007    $632,348
03/92              $987,749    $606,371
04/92              $959,664    $594,765
05/92              $949,652    $595,925
06/92              $919,326    $578,196
07/92              $953,770    $603,972
08/92              $929,227    $596,066
09/92              $964,692    $609,126
10/92            $1,019,937    $627,473
11/92            $1,099,152    $667,123
12/92            $1,151,984    $679,905
01/93            $1,184,317    $687,921
02/93            $1,169,592    $666,740
03/93            $1,226,044    $686,049
04/93            $1,194,788    $657,873
05/93            $1,273,545    $688,918
06/93            $1,305,239    $686,086
07/93            $1,319,646    $683,925
08/93            $1,391,679    $723,688
09/93            $1,408,006    $732,351
10/93            $1,405,125    $744,149
11/93            $1,349,419    $726,840
12/93            $1,379,769    $756,008
01/94            $1,402,024    $775,460
02/94            $1,374,712    $768,776
03/94            $1,282,659    $732,543
04/94            $1,292,775    $730,756
05/94            $1,271,532    $731,823
06/94            $1,208,815    $700,340
07/94            $1,230,058    $719,739
08/94            $1,290,752    $762,672
09/94            $1,268,498    $750,095
10/94            $1,284,683    $763,057
11/94            $1,205,781    $729,406
12/94            $1,234,650    $739,632
01/95            $1,211,553    $748,523
02/95            $1,280,844    $788,352
03/95            $1,324,939    $819,618
04/95            $1,350,136    $826,494
05/95            $1,371,133    $846,867
06/95            $1,472,971    $885,408
07/95            $1,591,607    $941,127
08/95            $1,626,252    $951,432
09/95            $1,659,848    $972,611
10/95            $1,642,000    $948,033
11/95            $1,673,497    $990,505
12/95            $1,710,915    $991,040
01/96            $1,729,729  $1,008,542
02/96            $1,799,449  $1,046,665
03/96            $1,799,449  $1,054,913
04/96            $1,916,756  $1,105,875
05/96            $1,994,223  $1,128,435
06/96            $1,945,530  $1,094,357
07/96            $1,798,342  $1,009,434
08/96            $1,882,450  $1,064,004
09/96            $2,000,863  $1,131,590
10/96            $1,974,303  $1,118,350
11/96            $2,041,312  $1,184,221
12/96            $1,992,539  $1,164,279
01/97            $2,075,809  $1,215,798
02/97            $1,941,387  $1,189,051
03/97            $1,830,757  $1,121,858
04/97            $1,833,136  $1,149,343
05/97            $1,990,160  $1,252,336
06/97            $2,065,103  $1,287,025
07/97            $2,275,658  $1,410,194
08/97            $2,242,350  $1,396,374
09/97            $2,389,857  $1,467,030
10/97            $2,249,488  $1,393,532
11/97            $2,249,940  $1,408,178
12/97            $2,324,432  $1,426,667
01/98            $2,266,663  $1,400,987
02/98            $2,484,056  $1,532,708
03/98            $2,608,715  $1,596,959
04/98            $2,578,310  $1,618,646
05/98            $2,427,807  $1,552,071
06/98            $2,579,830  $1,595,979
07/98            $2,467,594  $1,527,608
08/98            $1,935,213  $1,235,987
09/98            $2,126,364  $1,329,477
10/98            $2,180,076  $1,427,327
11/98            $2,326,994  $1,523,671
12/98            $2,665,064  $1,681,524
01/99            $2,938,364  $1,731,970
02/99            $2,695,080  $1,647,276
03/99            $3,028,410  $1,739,030
04/99            $3,148,472  $1,818,329
05/99            $3,003,134  $1,794,873
06/99            $3,243,258  $1,920,155
07/99            $3,194,286  $1,859,094
08/99            $3,249,577  $1,839,759
09/99            $3,246,418  $1,824,121
10/99            $3,630,301  $1,965,126
11/99            $4,093,172  $2,168,713
12/99            $5,306,432  $2,544,334
01/00            $5,336,448  $2,543,825
02/00            $7,345,909  $3,078,537
03/00            $6,556,026  $3,081,616
04/00            $5,608,167  $2,782,484
05/00            $5,011,016  $2,579,640
06/00            $5,897,264  $2,853,350
07/00            $5,573,412  $2,672,724
08/00            $6,521,272  $3,075,771
09/00            $6,434,385  $2,925,365
10/00            $5,537,078  $2,725,270
11/00            $4,125,684  $2,133,069
12/00            $4,576,444  $2,245,482
01/01            $4,498,727  $2,373,472
02/01            $3,568,339  $1,962,861
3/31/01          $3,019,876  $1,681,976

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell Mid Cap Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. [The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception.] The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Russell Mid Cap Growth Index measures the stock performance of the 800 smallest companies in the Russell 1000 Index. The average market capitalization is $4 billion. The Index incepted on 12/31/85. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------

MID CAP GROWTH FUND

                                           NUMBER
                                          OF SHARES     VALUE
-----------------------------------------------------------------
COMMON STOCK -- 97.0%
-----------------------------------------------------------------
APPLICATIONS SOFTWARE -- 1.9%
  Mercury Interactive Corp.*............    33,200   $  1,390,250
  Peregrine Systems, Inc.*..............    38,800        756,600
                                                     ------------
                                                        2,146,850
                                                     ------------
AUTOMOBILES -- 1.4%
  Harley-Davidson, Inc..................    43,200      1,639,440
                                                     ------------
BANKING -- 1.1%
  Countrywide Credit
    Industries, Inc.....................    24,300      1,199,205
                                                     ------------
BIOTECHNOLOGY -- 7.1%
  Applied Biosystems Group -- Applera
    Corp................................    27,700        768,675
  Aviron*...............................    20,500        852,031
  Biogen, Inc.*.........................    23,000      1,456,187
  Enzon, Inc.*..........................    15,600        741,000
  Genzyme Corp.-General Division*.......    13,500      1,219,455
  Icos Corp.*...........................    36,800      1,748,000
  Invitrogen Corp.*.....................    13,800        756,930
  Protein Design Labs, Inc.*............    13,000        578,500
                                                     ------------
                                                        8,120,778
                                                     ------------
BROADCASTING -- 2.2%
  Charter Communications, Inc. Cl. A*...    70,800      1,601,850
  Univision Communications Inc. Cl.
    A*..................................    22,900        873,864
                                                     ------------
                                                        2,475,714
                                                     ------------
BUILDING MATERIALS -- 1.6%
  Shaw Group, Inc.*.....................    38,200      1,784,322
                                                     ------------
COMMERCIAL SERVICES-FINANCE -- 1.2%
  Concord EFS, Inc.*....................    32,700      1,322,306
                                                     ------------
COMPUTER SERVICES -- 1.6%
  Brocade Communications
    Systems, Inc.*......................    40,700        850,223
  SunGard Data Systems, Inc.*...........    20,600      1,014,138
                                                     ------------
                                                        1,864,361
                                                     ------------
COMPUTER SOFTWARE -- 1.7%
  BMC Software, Inc.*...................    33,700        724,550
  Citrix Systems, Inc.*.................    54,500      1,151,312
                                                     ------------
                                                        1,875,862
                                                     ------------
CONTRACT DRILLING -- 1.6%
  Noble Drilling Corp.*.................    38,600      1,781,776
                                                     ------------
DIVERSIFIED FINANCIAL SERVICES -- 7.7%
  Bear Stearns Co., Inc.................    23,200      1,061,168
  Capital One Financial Corp............    38,000      2,109,000
  Investors Financial Services Corp.....    11,000        644,875
  Northern Trust Corp...................    20,100      1,256,250
  Providian Financial Corp..............    51,500      2,526,075
  USA Education, Inc....................    15,500      1,126,075
                                                     ------------
                                                        8,723,443
                                                     ------------
DRUGS/PHARMACEUTICALS -- 12.0%
  Allergan, Inc.........................    34,400      2,550,760
                                           NUMBER
                                          OF SHARES     VALUE
-----------------------------------------------------------------

DRUGS/PHARMACEUTICALS (CONTINUED)
  Alza Corp.*...........................    30,400   $  1,231,200
  Forest Laboratories, Inc.*............    42,000      2,488,080
  IDEC Pharmaceuticals Corp.*...........    50,700      2,028,000
  Inhale Therapeutic Systems, Inc.*.....    26,100        557,888
  King Pharmaceuticals, Inc.*...........    39,700      1,617,775
  MedImmune, Inc.*......................    28,800      1,033,200
  Millennium Pharmaceuticals, Inc.*.....    36,900      1,123,974
  PRAECIS Pharmaceuticals, Inc.*........    31,000        618,063
  Vertex Pharmaceutical, Inc.*..........    13,400        490,775
                                                     ------------
                                                       13,739,715
                                                     ------------
ELECTRIC -- 4.8%
  Calpine Corp.*........................    65,000      3,579,550
  NRG Energy, Inc.*.....................    51,500      1,874,600
                                                     ------------
                                                        5,454,150
                                                     ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 10.3%
  Altera Corp.*.........................    32,400        694,575
  Applied Micro Circuits Corp.*.........    32,400        534,600
  Cirrus Logic, Inc.*...................    39,300        587,044
  Credence Systems Corp.*...............    34,700        711,350
  Integrated Device
    Technology, Inc.*...................    31,000        917,910
  KLA-Tencor Corp.*.....................    40,600      1,598,625
  Lam Reserach Corp.*...................    50,200      1,192,250
  National Semiconductor Corp.*.........    23,700        633,975
  Novellus Systems, Inc.*...............    20,500        831,531
  NVIDIA Corp.*.........................    21,000      1,363,360
  Sanmina Corp.*........................    57,600      1,126,800
  Vitesse Semiconductor Corp.*..........    36,700        873,919
  Xilinx, Inc.*.........................    18,900        663,863
                                                     ------------
                                                       11,729,802
                                                     ------------
ENTERPRISE SOFTWARE -- 1.5%
  Micromuse, Inc.*......................    14,200        536,618
  PeopleSoft, Inc.*.....................    52,200      1,223,438
                                                     ------------
                                                        1,760,056
                                                     ------------
HEALTH CARE -- 4.3%
  Advance PCS*..........................    21,300      1,155,857
  First Health Group Corp.*.............    25,900      1,136,362
  UnitedHealth Group, Inc...............    22,400      1,327,424
  Wellpoint Health Networks, Inc.*......    13,600      1,296,216
                                                     ------------
                                                        4,915,859
                                                     ------------
INSTRUMENTS -- 1.1%
  Waters Corporation*...................    27,700      1,286,665
                                                     ------------
INSURANCE -- 1.9%
  Fidelity National Financial, Inc......    26,900        720,113
  First American Corp...................    25,700        668,200
  W R Berkley Corp......................    17,400        784,087
                                                     ------------
                                                        2,172,400
                                                     ------------
MEDICAL-SUPPLIES/EQUIPMENT -- 0.7%
  MiniMed, Inc.*........................    28,800        837,000
                                                     ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------
MID CAP GROWTH FUND

                                           NUMBER
                                          OF SHARES     VALUE
-----------------------------------------------------------------
COMMON STOCK (Continued)
-----------------------------------------------------------------
MEDICAL-HOSPITAL -- 1.0%
  Community Health Systems*.............    39,700   $  1,131,450
                                                     ------------
OIL & GAS SERVICES -- 11.6%
  Baker Hughes, Inc.....................    44,500      1,615,795
  BJ Services Co.*......................    24,900      1,772,880
  ENSCO International, Inc..............    46,800      1,638,000
  Global Marine, Inc.*..................    32,400        829,440
  Nabors Industries, Inc.*..............    27,100      1,404,864
  National-Oilwell, Inc.*...............    50,400      1,745,352
  Rowan Companies, Inc.*................    63,600      1,749,000
  Smith International, Inc.*............    15,800      1,109,160
  UTI Energy Corp.*.....................    45,100      1,364,275
                                                     ------------
                                                       13,228,766
                                                     ------------
PIPELINES -- 1.9%
  Dynegy, Inc. Cl. A....................    42,400      2,162,824
                                                     ------------
RETAIL-APPAREL -- 2.4%
  Abercrombie & Fitch Co. Cl. A*........    35,900      1,173,930
  American Eagle Outfitters, Inc.*......    52,200      1,500,750
                                                     ------------
                                                        2,674,680
                                                     ------------
RETAIL-BUILDING PRODUCTS -- 2.1%
  Lowe's Companies, Inc.................    40,600      2,373,070
                                                     ------------
RETAIL-CONSUMER ELECTRONICS -- 0.8%
  Best Buy Co., Inc.*...................    26,200        942,152
                                                     ------------
RETAIL-DEPARTMENT STORE -- 2.4%
  Kohl's Corp.*.........................    45,000      2,776,050
                                                     ------------
RETAIL-RESTAURANTS -- 1.8%
  Starbucks Corp.*......................    48,500      2,058,219
                                                     ------------
TELECOMMUNICATIONS -- 3.9%
  Allegiance Telecom, Inc.*.............    33,400        492,650
                                           NUMBER
                                          OF SHARES     VALUE
-----------------------------------------------------------------

TELECOMMUNICATIONS (CONTINUED)
  Crown Castle International Corp.*.....    97,200   $  1,439,775
  Level 3 Communications, Inc.*.........    30,900        536,888
  McLeodUSA, Inc.*......................   108,300        937,466
  Time Warner Telecom, Inc. Cl. A*......    16,300        592,913
  XO Communications, Inc. Cl. A*........    66,500        465,500
                                                     ------------
                                                        4,465,192
                                                     ------------
TELECOMMUNICATIONS EQUIPMENT -- 3.0%
  Comverse Technology, Inc.*............    29,500      1,737,255
  Symbol Technologies, Inc..............    23,200        809,680
  Sonus Networks, Inc.*.................    47,200        941,786
                                                     ------------
                                                        3,488,721
                                                     ------------
TELECOMMUNICATIONS SERVICES -- 0.4%
  Metromedia Fiber Network, Inc. Cl.
    A*..................................    85,800        470,184
                                                     ------------
TOTAL COMMON STOCK
  (Cost: $113,380,026).............................   110,601,012
                                                     ------------

                                          PRINCIPAL
                                           AMOUNT
-----------------------------------------------------------------
TIME DEPOSIT -- 0.7%
-----------------------------------------------------------------
  Brown Brothers Harriman & Co. (Grand
    Cayman)
    4.690%, 04/02/01
    (Cost: $757,533)....................  $757,533        757,533
                                                     ------------

TOTAL INVESTMENTS -- 97.7%
  (Cost: $114,137,559)............................   111,358,545
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.3%.....     2,661,927
                                                    ------------
NET ASSETS -- 100.0%..............................  $114,020,472
                                                    ------------
                                                    ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: THOMAS BLEAKLEY, Portfolio Manager; JOHN C. MCCRAW, Portfolio Manager; TRAVIS T. PRENTICE, Portfolio Manager; JOHN MAZUR, Portfolio Manager; MICHAEL P. GIGGIE, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Small Cap Growth Fund seeks to maximize long-term capital appreciation through investments primarily in US companies with market capitalizations corresponding to the middle 90% of the Russell 2000 Growth Index at time of purchase.

  MARKET OVERVIEW: In sharp contrast to the historic gains of the late 1990s and the first quarter of 2000, US stock prices declined during the fiscal year ended March 31, 2001. Several factors contributed to the market's downturn, including:

  - Higher interest rates, which dampened US economic activity

  - Rising oil and natural gas prices

  - Changing expectations for technology companies, as many reported earnings disappointments

  Small-cap growth equities were impacted by the same factors affecting the overall stock market. However, higher interest rates hit small-cap issues especially hard, since emerging companies typically have a more difficult time raising capital than larger firms do.

  Within the universe of US growth stocks, small-cap issues were the best-performing capitalization segment this fiscal year. They performed particularly well versus their larger-cap brethren during the first quarter of 2001 -- a period when the Federal Reserve cut interest rates three times.

  PERFORMANCE: After posting a 103.8% advance last fiscal year, during the 12 months ended March 31, 2001, the Fund lost 49.6%. The Russell 2000 Growth Index fell 39.8% this period.

  PORTFOLIO SPECIFICS: Being overweight the energy sector (a relatively strong performer) helped returns versus the benchmark, as did stock selection in the leisure/gaming, apparel and biotechnology industries. Top-performing holdings this period included Anchor Gaming, a diversified global gaming company; The Timberland Company, a sportswear manufacturer; and Millennium Pharmaceuticals, a drug discovery firm.

  An overweight in technology stocks and issue selection within the technology sector detracted from relative performance. On a company-by-company basis, we decreased the Fund's technology exposure this period. As of March 31, 2001, 23.7% of the Fund's holdings were technology companies, in line with the Russell 2000 Growth Index.

  MARKET OUTLOOK: Several factors set the stage for small-cap growth stocks to rebound, namely:

  - The positive impact of lower interest rates on the equity market, especially small-cap issues

  - Historically low valuations of small-cap growth stocks relative to the broader equity market

  - Expectations that merger and acquisition activity will accelerate

  Throughout, we remain focused on finding and investing in small, rapidly growing companies with the strongest fundamentals.

--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN SMALL CAP GROWTH FUND INSTITUTIONAL SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

                                                       ANNUALIZED TOTAL RETURNS
                                                            As of 03/31/01                     SINCE
                           1 YEAR                               5 YEARS                       INCEPTION
                           -49.55%                               7.63%                         9.97%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    SMALL CAP              RUSSELL 2000
         GROWTH FUND INSTITUTIONAL SHARES  GROWTH INDEX
10/1/93                          $250,000      $250,000
10/93                            $250,400      $257,230
11/93                            $237,400      $246,825
12/93                            $249,920      $256,565
01/94                            $257,143      $263,395
02/94                            $255,286      $262,236
03/94                            $234,855      $246,126
04/94                            $235,474      $246,503
05/94                            $229,076      $240,979
06/94                            $217,519      $230,682
07/94                            $222,679      $233,969
08/94                            $237,744      $251,138
09/94                            $240,633      $252,190
10/94                            $243,935      $254,876
11/94                            $231,553      $244,564
12/94                            $241,147      $250,325
01/95                            $231,007      $245,226
02/95                            $243,351      $256,558
03/95                            $255,254      $264,052
04/95                            $259,442      $268,024
05/95                            $261,426      $271,535
06/95                            $284,571      $290,246
07/95                            $312,124      $312,868
08/95                            $313,006      $316,729
09/95                            $319,619      $323,250
10/95                            $307,055      $307,350
11/95                            $320,721      $320,965
12/95                            $327,708      $328,078
01/96                            $323,033      $325,361
02/96                            $342,668      $340,198
03/96                            $352,952      $346,923
04/96                            $389,650      $373,557
05/96                            $411,388      $392,720
06/96                            $386,378      $367,193
07/96                            $341,966      $322,359
08/96                            $372,353      $346,223
09/96                            $397,130      $364,054
10/96                            $379,833      $348,363
11/96                            $383,574      $358,048
12/96                            $389,595      $365,030
01/97                            $394,413      $373,863
02/97                            $351,961      $351,282
03/97                            $332,993      $326,492
04/97                            $327,874      $322,705
05/97                            $379,961      $371,207
06/97                            $407,660      $383,791
07/97                            $436,865      $403,441
08/97                            $445,295      $415,544
09/97                            $487,145      $448,705
10/97                            $452,521      $421,738
11/97                            $435,017      $411,683
12/97                            $436,748      $411,914
01/98                            $426,704      $406,436
02/98                            $464,803      $442,320
03/98                            $490,779      $460,875
04/98                            $490,779      $463,700
05/98                            $452,334      $430,012
06/98                            $468,959      $434,407
07/98                            $429,195      $398,134
08/98                            $325,073      $306,245
09/98                            $358,956      $337,925
10/98                            $363,545      $354,902
11/98                            $401,944      $382,442
12/98                            $455,854      $417,053
01/99                            $500,962      $435,821
02/99                            $447,786      $395,943
03/99                            $495,828      $410,039
04/99                            $525,167      $446,245
05/99                            $504,263      $446,959
06/99                            $566,975      $470,514
07/99                            $569,542      $455,975
08/99                            $564,775      $438,921
09/99                            $581,645      $447,392
10/99                            $637,022      $458,846
11/99                            $720,228      $507,346
12/99                            $882,812      $596,791
01/00                            $860,761      $591,241
02/00                          $1,159,018      $728,822
03/00                          $1,010,263      $652,223
04/00                            $867,488      $586,368
05/00                            $762,089      $535,002
06/00                            $918,319      $604,125
07/00                            $822,264      $552,351
08/00                            $942,613      $610,458
09/00                            $886,924      $580,119
10/00                            $793,111      $533,013
11/00                            $611,428      $436,218
12/00                            $665,221      $462,914
01/01                            $676,406      $500,287
02/01                            $563,494      $431,698
3/31/01                          $509,701      $392,457

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 2000 Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Russell 2000 Growth Index is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Growth Index, which comprises the 3,000 largest U.S. securities. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------

SMALL CAP GROWTH FUND

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK -- 92.6%
----------------------------------------------------------------
ADVERTISING -- 0.6%
  Getty Images, Inc.*.................      16,900  $    272,512
  R H Donnelley Corp.*................      19,600       568,400
                                                    ------------
                                                         840,912
                                                    ------------
AEROSPACE/DEFENSE -- 0.1%
  REMEC, Inc.*........................      22,150       221,500
                                                    ------------
AIRLINES -- 1.3%
  Atlantic Coast Airlines
    Holdings, Inc.*...................      37,200       781,200
  Frontier Airlines, Inc.*............      38,850       473,484
  SkyWest, Inc........................      24,700       574,275
                                                    ------------
                                                       1,828,959
                                                    ------------
APPAREL/FOOTWEAR -- 1.2%
  Reebok International, Ltd.*.........      10,700       266,002
  Timberland Co. Cl. A*...............      19,900     1,010,920
  Wolverine World Wide, Inc...........      32,500       473,850
                                                    ------------
                                                       1,750,772
                                                    ------------
APPAREL MANUFACTURERS -- 2.2%
  Columbia Sportswear Co.*............      14,800       673,169
  Nautica Enterprises, Inc.*..........      41,400       742,612
  Quiksilver, Inc.*...................      27,300       724,815
  Tommy Hilfiger Corp.*...............      71,800       922,630
                                                    ------------
                                                       3,063,226
                                                    ------------
APPLICATIONS SOFTWARE -- 2.7%
  Actuate Corp.*......................      36,600       349,988
  BARRA, Inc.*........................      12,800       691,200
  Embarcadero Technologies, Inc.*.....      11,700       194,513
  HNC Software, Inc.*.................      11,600       203,725
  Interwoven, Inc.*...................      35,100       353,194
  IONA Technologies PLC -- ADR.*......       9,300       306,900
  MatrixOne, Inc.*....................      20,500       349,781
  National Instruments Corp.*.........       9,850       321,356
  Netegrity, Inc.*....................      10,050       247,481
  OpenTV Corp.*.......................      25,846       245,537
  Portal Software, Inc.*..............      70,400       594,000
                                                    ------------
                                                       3,857,675
                                                    ------------
ATHLETIC EQUIPMENT -- 0.2%
  Direct Focus, Inc.*.................      10,950       273,750
                                                    ------------
AUTO-TRUCKS -- 0.4%
  Oshkosh Truck Co....................      16,500       585,750
                                                    ------------
BANKING -- 0.3%
  Provident Bankshares Corp...........      18,800       420,650
                                                    ------------
BEVERAGES-ALCOHOLIC -- 1.2%
  Constellation Brands, Inc.
    Cl. A*............................      24,200     1,736,350
                                                    ------------
BIOTECHNOLOGY -- 2.8%
  Acacia Research Corp.*..............       7,700        50,531
  Alexion Pharmaceuticals, Inc.*......       1,600        36,500
  Aviron*.............................      19,100       793,844
  CuraGen Corp.*......................      30,100       705,469
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

BIOTECHNOLOGY (CONTINUED)
  Enzon, Inc.*........................      15,200  $    722,000
  Immunomedics, Inc.*.................      10,200        98,175
  Invitrogen Corp.*...................      10,000       548,500
  Large Scale Biology Corp.*..........       4,800        22,800
  Myriad Genetics, Inc.*..............      11,600       470,525
  Sangamo BioSciences, Inc.*..........      11,200       120,400
  XOMA, Ltd.*.........................      49,400       355,833
                                                    ------------
                                                       3,924,577
                                                    ------------
BROADCASTING -- 1.0%
  Citadel Communications Corp.*.......       8,100       201,487
  Emmis Communications Corp.
    Cl. A*............................      18,900       478,406
  Radio One, Inc. Cl. D*..............      27,300       419,738
  SBS Broadcasting S.A.*..............      17,100       331,312
                                                    ------------
                                                       1,430,943
                                                    ------------
BUILDING & CONSTRUCTION PRODUCTS -- 0.2%
  Simpson Manufacturing Co., Inc.*....       5,500       271,150
                                                    ------------
BUILDING-MOBILE HOME/MANUFACTURED HOUSES -- 0.1%
  Monaco Coach Corp.*.................      10,100       181,396
                                                    ------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.5%
  M.D.C. Holdings, Inc.*..............      16,940       666,589
                                                    ------------
CASINO SERVICES -- 1.8%
  Anchor Gaming*......................      36,200     2,217,250
  Argosy Gaming Corp.*................      15,200       396,720
                                                    ------------
                                                       2,613,970
                                                    ------------
CERAMIC PRODUCTS -- 0.2%
  Dal-Tile International, Inc.*.......      15,000       225,750
                                                    ------------
CHEMICALS -- 0.9%
  Cabot Microelectronics Corp.*.......      16,400       721,600
  Georgia Gulf Corp...................      33,200       578,012
                                                    ------------
                                                       1,299,612
                                                    ------------
COAL -- 1.4%
  CONSOL Energy, Inc..................      22,900       790,050
  Massey Energy Co....................      48,700     1,164,904
                                                    ------------
                                                       1,954,954
                                                    ------------
COMMUNICATIONS SOFTWARE -- 0.1%
  Pumatech, Inc.*.....................      33,000       123,750
                                                    ------------
COMPUTER SERVICES -- 1.6%
  Affiliated Computer Services, Inc.
    Cl. A*............................      14,200       921,580
  Aspen Technology, Inc.*.............      37,500       895,312
  Carreker Corp.*.....................      20,500       389,500
  Manhattan Associates, Inc.*.........       3,500        54,469
                                                    ------------
                                                       2,260,861
                                                    ------------
COMPUTER SOFTWARE -- 0.3%
  Numerical Technologies, Inc.*.......      22,600       223,175
  Precise Software Solutions, Ltd.*...      17,000       257,125
                                                    ------------
                                                         480,300
                                                    ------------

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
COMPUTERS -- 0.5%
  Mentor Graphics Corp.*..............      26,000  $    536,250
  SONICblue, Inc.*....................      30,300       143,925
                                                    ------------
                                                         680,175
                                                    ------------
CONSUMER SERVICES -- 0.3%
  Western Gas Resources, Inc..........      14,400       464,400
                                                    ------------
DATA PROCESSING/MANAGEMENT SOFTWARE -- 1.1%
  Documentum, Inc.*...................      15,500       170,500
  eFunds Corp.*.......................      26,500       510,125
  FileNET Corp.*......................      27,400       429,838
  Reynolds & Reynolds Co. Cl. A.......      22,800       438,900
                                                    ------------
                                                       1,549,363
                                                    ------------
DIRECT MARKETING -- 0.4%
  ADVO, Inc.*.........................      17,100       630,990
                                                    ------------
DISTRIBUTION/WHOLESALE -- 1.8%
  Fleming Co., Inc....................      26,100       664,245
  Owens & Minor, Inc..................      14,900       246,297
  Performance Food Group Co.*.........      14,500       761,250
  Tech Data Corp.*....................      30,200       890,900
                                                    ------------
                                                       2,562,692
                                                    ------------
DRILLING -- 2.7%
  Marine Drilling Co., Inc.*..........      43,600     1,161,940
  Patterson Energy, Inc.*.............       8,100       256,162
  Precision Drilling Corp.*...........      13,700       488,679
  Pride International, Inc.*..........      48,600     1,154,736
  UTI Energy Corp.*...................      25,900       783,475
                                                    ------------
                                                       3,844,992
                                                    ------------
DRUGS/PHARMACEUTICALS -- 2.8%
  CIMA Labs, Inc.*....................       7,100       441,087
  Cubist Pharmaceuticals, Inc.*.......       6,000       147,000
  ImmunoGen, Inc.*....................      40,000       535,000
  Medicis Pharmaceutical Corp.
    Cl. A*............................      13,100       587,142
  OSI Pharmaceuticals, Inc.*..........      20,000       792,500
  Priority Healthcare Corp. Cl. B*....      15,400       581,350
  SICOR, Inc.*........................      27,100       377,706
  Taro Pharmaceuticals Industries,
    Ltd.*.............................      11,600       508,225
                                                    ------------
                                                       3,970,010
                                                    ------------
EDUCATIONAL SOFTWARE -- 0.3%
  Advantage Learning
    Systems, Inc.*....................      15,500       447,562
                                                    ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 5.5%
  AstroPower, Inc.*...................      18,700       561,000
  Cirrus Logic, Inc.*.................      25,600       382,400
  DSP Group, Inc.*....................      27,100       420,050
  Elantec Semiconductor, Inc.*........      16,000       425,000
  EMCORE Corp.*.......................       9,700       243,106
  Exar Corp.*.........................      13,000       255,125
  Fairchild Semiconductor
    International Cl. A*..............       7,600       101,232
  GlobalSpan, Inc.*...................      18,900       413,438
  Integrated Circuit
    Systems, Inc.*....................      11,900       190,400
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

ELECTRONIC COMPONENTS/SEMICONDUCTORS (CONTINUED)
  Integrated Silicon
    Solution, Inc.*...................       8,900  $    115,700
  International Rectifier Corp.*......       3,500       141,750
  LTX Corp.*..........................      28,900       540,069
  Marvell Technology Group, Ltd.*.....      11,752       141,758
  MEMC Electronic Materials, Inc.*....      16,700       116,065
  Micrel, Inc.*.......................      11,000       307,312
  Microsemi Corp.*....................      16,400       459,200
  MIPS Technologies, Inc. Cl. A*......      24,800       616,900
  Pixelworks, Inc.*...................      22,200       222,000
  Power Integrations, Inc.*...........      27,000       465,750
  Semtech Corp.*......................      40,600     1,195,163
  Tripath Technology, Inc.*...........      15,600       118,950
  Ultratech Stepper, Inc.*............      13,200       325,050
                                                    ------------
                                                       7,757,418
                                                    ------------
ELECTRONICS -- 1.5%
  Active Power, Inc.*.................      19,000       385,938
  Amphenol Corp. Cl. A*...............      15,500       488,250
  Convera Corp.*......................       7,600        65,550
  DDi Corp.*..........................      23,900       403,313
  Harman International
    Industries, Inc...................      19,300       493,887
  Molecular Devices Corp.*............       6,600       300,300
                                                    ------------
                                                       2,137,238
                                                    ------------
ENGINEERING -- 0.4%
  Jacobs Engineering Group, Inc.*.....       9,800       568,400
                                                    ------------
ENTERPRISE SOFTWARE -- 0.5%
  JDA Software Group, Inc.*...........      22,300       255,056
  Manugistics Group, Inc.*............      25,200       461,475
                                                    ------------
                                                         716,531
                                                    ------------
ENTERTAINMENT SOFTWARE -- 0.6%
  Activision, Inc.*...................      16,300       396,294
  THQ, Inc.*..........................      13,000       494,000
                                                    ------------
                                                         890,294
                                                    ------------
E-SERVICES/CONSULTING -- 0.4%
  I-many, Inc.*.......................       7,600        86,450
  Intranet Solutions, Inc.*...........      10,100       241,769
  Saba Software, Inc.*................      10,100        54,287
  Webtrends Corp.*....................      21,700       195,300
                                                    ------------
                                                         577,806
                                                    ------------
FINANCE -- 2.0%
  AmericCredit Corp.*.................      38,200     1,238,826
  Doral Financial Corp................      19,600       588,000
  Investment Technology
    Group, Inc.*......................      12,600       645,120
  Metris Companies, Inc...............      15,500       322,090
                                                    ------------
                                                       2,794,036
                                                    ------------
FOOD -- 0.7%
  Michael Foods, Inc..................       5,100       152,362
  Smithfield Foods, Inc.*.............      11,300       367,250
  Whole Foods Market, Inc.*...........      11,700       492,863
                                                    ------------
                                                       1,012,475
                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
GOLF -- 0.3%
  Callaway Golf Co....................      22,200  $    493,062
                                                    ------------
HAZARDOUS WASTE DISPOSAL -- 0.4%
  Stericycle, Inc.*...................      13,100       584,588
                                                    ------------
HEALTH CARE -- 0.4%
  Caremark Rx, Inc....................      39,700       517,688
                                                    ------------
INSTRUMENTS-SCIENTIFIC -- 0.4%
  Varian, Inc.*.......................      20,500       524,031
                                                    ------------
INSURANCE -- 1.1%
  Fidelity National
    Financial, Inc....................      20,500       548,785
  First American Corp.................      22,400       582,400
  HCC Insurance Holdings, Inc.........      17,100       452,295
                                                    ------------
                                                       1,583,480
                                                    ------------
INTERNET INFRASTURE EQUIPMENT -- 0.9%
  Avocent Corp.*......................      34,000       741,625
  Centillium Communications, Inc.*....      20,600       503,413
                                                    ------------
                                                       1,245,038
                                                    ------------
INTERNET SECURITY -- 0.5%
  SonicWall, Inc.*....................      18,700       227,906
  Symantec Corp.*.....................       9,400       393,038
  WatchGuard Technologies, Inc.*......      15,400       127,050
                                                    ------------
                                                         747,994
                                                    ------------
INTERNET SOFTWARE -- 0.4%
  Retek, Inc.*........................      11,926       224,358
  Verity, Inc.*.......................      16,300       369,806
                                                    ------------
                                                         594,164
                                                    ------------
INVESTMENT COMPANIES -- 1.0%
  American Capital Strategies, Ltd....      20,700       526,556
  SEI Investments, Co.*...............      27,500       857,656
                                                    ------------
                                                       1,384,212
                                                    ------------
LASER SYSTEM/COMPONENTS -- 1.8%
  Coherent, Inc.*.....................      22,000       781,000
  Cymer, Inc.*........................      31,000       670,530
  Electro Scientific
    Industries, Inc.*.................      37,500     1,052,344
                                                    ------------
                                                       2,503,874
                                                    ------------
LEISURE & RECREATIONAL PRODUCTS -- 0.3%
  WMS Industries, Inc.*...............      26,200       471,600
                                                    ------------
MACHINERY-DIVERSIFIED -- 1.2%
  Brooks Automation, Inc.*............      23,200       922,200
  National-Oilwell, Inc.*.............      21,000       727,230
  Semitool, Inc.*.....................      11,100        99,900
                                                    ------------
                                                       1,749,330
                                                    ------------
MEDICAL-GENERIC DRUGS -- 0.3%
  Barr Laboratories, Inc.*............       7,800       445,926
                                                    ------------
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

MEDICAL-HMO -- 0.7%
  Coventry Health Care, Inc.*.........         900  $     14,906
  Mid Atlantic Medical
    Services, Inc.*...................      20,800       422,240
  Oxford Health Plans, Inc.*..........      22,000       588,500
                                                    ------------
                                                       1,025,646
                                                    ------------
MEDICAL-HOSPITALS -- 0.4%
  LifePoint Hospitals, Inc.*..........       3,300       117,975
  Triad Hospitals, Inc.*..............      16,800       474,600
                                                    ------------
                                                         592,575
                                                    ------------
MEDICAL-INSTRUMENTS -- 1.3%
  ESC Medical Systems, Ltd.*..........      25,700       618,406
  ResMed, Inc.*.......................      12,500       505,000
  Varian Medical Systems, Inc.*.......      11,900       723,520
                                                    ------------
                                                       1,846,926
                                                    ------------
MEDICAL-LABORATORY & TESTING SERVICES -- 0.6%
  Covance, Inc.*......................      19,800       254,430
  IMPATH, Inc.*.......................      13,200       612,150
                                                    ------------
                                                         866,580
                                                    ------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.5%
  Apria Healthcare Group, Inc.*.......      30,500       737,490
                                                    ------------
MEDICAL-SUPPLIES/EQUIPMENT -- 0.3%
  Respironics, Inc.*..................      14,600       445,300
                                                    ------------
MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 0.8%
  Amerisource Health Corp.*...........      22,600     1,108,530
                                                    ------------
NETWORKING PRODUCTS -- 1.1%
  Aeroflex, Inc.*.....................      39,300       405,281
  Anixter International, Inc.*........      29,100       701,310
  Computer Network Technology
    Corp.*............................      22,100       245,862
  Ixia*...............................      19,000       243,437
                                                    ------------
                                                       1,595,890
                                                    ------------
OIL & GAS PRODUCERS -- 4.3%
  Atwood Oceanics, Inc.*..............       6,800       278,256
  Barrett Resources Corp.*............       9,400       564,470
  Chesapeake Energy Corp.*............      59,600       527,460
  Cross Timbers Oil Co................      29,000       717,750
  Encore Acquisition Co.*.............       8,100       102,870
  Evergreen Resources, Inc.*..........       6,400       241,984
  Forest Oil Corp.*...................      15,600       466,440
  Louis Dreyfus Naturak Gas Corp.*....      26,400       976,800
  Newfield Exploration Co*............      12,900       450,210
  Stone Energy Corp.*.................      13,900       684,853
  Swift Energy Corp.*.................       9,800       313,992
  Unit Corp.*.........................       7,700       127,435
  Vintage Petroleum, Inc..............      30,700       624,745
                                                    ------------
                                                       6,077,265
                                                    ------------
OIL & GAS SERVICES -- 2.9%
  Cal Dive International, Inc.*.......      30,100       763,788
  Global Industries, Ltd.*............      75,100     1,093,644
  Hanover Compressor Holdings Co.*....      13,000       412,100
  Seitel, Inc.*.......................      23,700       440,820

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
OIL & GAS SERVICES (CONTINUED)
  Varco International, Inc.*..........      31,666  $    653,903
  Veritas DGC, Inc.*..................      22,600       722,070
                                                    ------------
                                                       4,086,325
                                                    ------------
OIL FIELD MACHINE & EQUIPMENT -- 0.5%
  Hydril Co.*.........................      16,100       368,288
  Universal Compression
    Holdings, Inc.*...................       9,300       325,500
                                                    ------------
                                                         693,788
                                                    ------------
OPTICAL RECOGNITION SOFTWARE -- 0.2%
  Optimal Robotics Corp.*.............      11,100       289,294
                                                    ------------
OPTICAL SUPPLIES -- 0.2%
  Oakley, Inc.*.......................      18,000       319,860
                                                    ------------
OTHER COMMERCIAL SERVICES -- 0.8%
  NOVA Corp.*.........................      22,000       405,680
  On Assignment, Inc.*................      16,000       334,000
  Plexus Corp.*.......................      14,300       366,437
                                                    ------------
                                                       1,106,117
                                                    ------------
PHARMACY SERVICES -- 2.3%
  AdvancePCS*.........................      19,200     1,041,900
  Albany Molecular Research, Inc.*....      18,300       640,500
  Alkermes, Inc.*.....................       9,500       208,406
  Omnicare, Inc.......................      13,200       283,140
  Pharmaceutical Product
    Development, Inc.*................      14,200       598,175
  Syncor International Corp.*.........      13,200       425,700
                                                    ------------
                                                       3,197,821
                                                    ------------
PHOTO EQUIPMENT & SUPPLIES -- 0.1%
  Concord Camera Corp.*...............      24,300       171,619
                                                    ------------
PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.4%
  RehabCare Group, Inc.*..............      13,200       543,840
                                                    ------------
PRECIOUS METALS -- 0.3%
  Stillwater Mining Co.*..............      14,000       378,700
                                                    ------------
PUBLISHING -- 0.3%
  Scholastic Corp.*...................      10,300       371,444
                                                    ------------
RECREATIONAL PRODUCTS -- 0.3%
  Winnebago Industries, Inc...........      20,700       366,390
                                                    ------------
RENTAL AUTO/EQUIPMENT -- 0.6%
  Rent-A-Center, Inc.*................      18,400       845,250
                                                    ------------
RETAIL-APPAREL/SHOE -- 4.1%
  Abercrombie & Fitch Co. Cl. A*......      39,100     1,278,570
  American Eagle Outfitters, Inc.*....      84,000     2,415,000
  Bebe Stores, Inc.*..................      25,600       566,400
  Charlotte Russe Holding, Inc.*......       9,600       285,600
  Footstar, Inc.*.....................      13,100       525,965
  Genesco, Inc.*......................       8,800       241,120
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

RETAIL-APPAREL/SHOE (CONTINUED)
  Ross Stores, Inc....................       2,600  $     48,750
  Wet Seal, Inc. Cl. A*...............      14,800       379,250
                                                    ------------
                                                       5,740,655
                                                    ------------
RETAIL-AUTOMOBILE -- 0.0%
  Sonic Automotive, Inc.*.............       5,900        46,020
                                                    ------------
RETAIL-COMPUTER EQUIPMENT -- 1.0%
  CDW Computer Centers, Inc.*.........      20,900       647,900
  Insight Enterprises, Inc.*..........      38,550       814,369
                                                    ------------
                                                       1,462,269
                                                    ------------
RETAIL-DEPARTMENT STORE -- 0.4%
  Dillards, Inc. Cl. A................      26,000       570,440
                                                    ------------
RETAIL-DRUG STORE -- 0.4%
  Duane Reade, Inc.*..................      14,700       510,090
                                                    ------------
RETAIL-ELECTRONICS -- 0.2%
  InterTan, Inc.*.....................      17,000       215,050
                                                    ------------
RETAIL-HOME FURNISHINGS -- 0.9%
  Cost Plus, Inc.*....................      36,800       848,700
  Pier 1 Imports, Inc.................      29,700       386,100
                                                    ------------
                                                       1,234,800
                                                    ------------
RETAIL-MAIL ORDER -- 0.8%
  Williams-Somona, Inc.*..............      43,300     1,136,625
                                                    ------------
RETAIL-RESTAURANTS -- 1.6%
  AFC Enterprises, Inc.*..............       9,600       184,800
  California Pizza Kitchen. Inc.*.....       6,800       192,950
  Jack in the Box, Inc.*..............      31,700       949,415
  RARE Hospitality
    International, Inc.*..............      23,100       574,612
  Ruby Tuesday, Inc...................      17,600       345,136
                                                    ------------
                                                       2,246,913
                                                    ------------
RETAIL-SUNGLASSES -- 0.2%
  Sunglass Hut
    International, Inc.*..............      18,600       212,738
                                                    ------------
SCHOOLS -- 1.8%
  Career Education Corp.*.............      13,100       658,275
  Corinthian Colleges, Inc.*..........      23,400       941,850
  Edison Schools, Inc.*...............      20,200       409,050
  Education Management Corp.*.........      17,400       567,675
                                                    ------------
                                                       2,576,850
                                                    ------------
SEMICONDUCTOR-EQUIPMENT -- 3.5%
  Credence Systems Corp.*.............      49,100     1,006,550
  DuPont Photomasks, Inc.*............       9,600       421,238
  Kent Electronics Corp.*.............      33,400       601,200
  Kulicke & Soffa
    Industries, Inc.*.................      19,600       265,825
  Photronics, Inc.*...................       9,500       234,531
  PRI Automation, Inc.*...............      18,400       315,100
  Rudolph Technologies, Inc.*.........      19,600       679,875
  Therma-Wave, Inc.*..................      11,800       148,975

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
SEMICONDUCTOR-EQUIPMENT (CONTINUED)
  Varian Semiconductor Equipment
    Associates, Inc.*.................      25,900  $    827,181
  Vecco Instruments, Inc.*............       9,800       407,313
                                                    ------------
                                                       4,907,788
                                                    ------------
STEEL PIPE & TUBE -- 0.5%
  Maverick Tube Corp.*................       5,200       107,120
  Shaw Group, Inc.*...................      12,400       579,204
                                                    ------------
                                                         686,324
                                                    ------------
TELECOMMUNICATIONS -- 1.3%
  Alamosa Holdings, Inc.*.............      17,900       189,069
  Dobson Communications Corp.
    Cl. A*............................      22,400       371,000
  Focal Communications Corp.*.........      34,800       327,336
  Liberty Satellite &
    Technology, Inc.*.................       9,400        15,862
  MasTec, Inc.*.......................      26,150       353,286
  Price Communications Corp.*.........      19,700       339,037
  US Unwired, Inc.*...................      28,900       195,075
                                                    ------------
                                                       1,790,665
                                                    ------------
TELECOMMUNICATIONS EQUIPMENT -- 1.5%
  Acterna Corp.*......................      18,000       108,000
  CommScope, Inc.*....................      26,300       438,684
  Digital Lightwave, Inc.*............      20,500       361,313
  DMC Stratex Networks, Inc.*.........      32,500       269,750
  International FiberCom, Inc.*.......      43,300       167,788
  Peco II, Inc.*......................       3,700        44,862
  SBA Communications Corp.*...........      15,900       251,419
  TeleCorp PCS, Inc.*.................      29,000       436,813
  ViaSat, Inc.*.......................       4,900        74,113
                                                    ------------
                                                       2,152,742
                                                    ------------
THERAPEUTICS -- 2.1%
  Abgenix, Inc.*......................       8,800       208,450
  Cell Therapeutics, Inc.*............      37,400       670,863
  Corvas International, Inc.*.........       1,800        16,200
  NeoPharm, Inc.*.....................      25,600       545,600
  NPS Pharmaceuticals, Inc.*..........      24,600       516,600
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

THERAPEUTICS (CONTINUED)
  Pharmacyclics, Inc.*................      13,200  $    297,000
  Titan Pharmaceuticals, Inc.*........      19,500       432,900
  Trimeris, Inc.*.....................      10,800       324,000
                                                    ------------
                                                       3,011,613
                                                    ------------
TRANSPORTATION-MARINE -- 0.8%
  Knightsbridge Tankers, Ltd.*........      20,500       500,969
  Teekay Shipping Corp................      14,600       621,960
                                                    ------------
                                                       1,122,929
                                                    ------------
TRANSPORTATION-SERVICES -- 0.8%
  Expeditors International Of
    Washington, Inc...................      13,400       675,863
  Offshore Logistics, Inc.*...........      16,300       404,444
                                                    ------------
                                                       1,080,307
                                                    ------------
TRANSPORTATION-TRUCKS -- 0.2%
  Forward Air Corp.*..................       9,250       302,359
                                                    ------------
TOTAL COMMON STOCK -- 92.6%
  (Cost: $147,787,898)............................   131,136,592
                                                    ------------

                                        PRINCIPAL
                                          AMOUNT
----------------------------------------------------------------
TIME DEPOSIT -- 7.0%
----------------------------------------------------------------
  Brown Brothers Harriman & Co. (Grand
    Cayman)
    4.690%, 04/02/01
    (Cost: $9,918,071)................  $9,918,071     9,918,071
                                                    ------------

TOTAL INVESTMENTS -- 99.6%
  (Cost: $157,705,969)............................   141,054,663
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%.....       544,337
                                                    ------------
NET ASSETS -- 100.0%..............................  $141,599,000
                                                    ------------
                                                    ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

MINI CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: THOMAS BLEAKLEY, Portfolio Manager; JOHN C. MCCRAW, Portfolio Manager; TRAVIS T. PRENTICE, Portfolio Manager; JOHN MAZUR, Portfolio Manager; MICHAEL P. GIGGIE, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Mini Cap Growth Fund seeks to maximize long-term capital appreciation by investing primarily in US companies with market capitalizations corresponding to the bottom 5% of the Russell 2000 Growth Index at the time of purchase.

  MARKET OVERVIEW: Following unprecedented gains in the late 1990's and the first quarter of 2001, the US equity market was characterized by extreme downside volatility during the fiscal year ended March 31, 2001. Factors driving stocks' yearlong descent included:
  - Higher interest rates resulting from 6 interest rates increases by the Federal Reserve between June 1999 and May 2000

  - Surging oil and natural gas prices

  - Concerns about lofty valuations of technology stocks

  Higher borrowing and energy costs precipitated a sharp slowdown in economic activity and corporate profit growth. Technology stocks and other growth-oriented issues were especially hard hit as investors flocked to more defensive, value-oriented names.

  Within the universe of US growth stocks, small caps outperformed mid and large caps this period. Most of the outperformance came during the first quarter of 2001, a time when the Federal Reserve aggressively cut interest rates three times.

  PERFORMANCE: Following a 151.8% gain in the prior fiscal year, the Fund posted a 48.4% loss this period, and the Russell 2000 Growth Index declined 39.8%.

  PORTFOLIO SPECIFICS: An overweight in energy and utility stocks, two of the market's best-performing sectors, helped relative returns versus the benchmark this period. Stock selection in the energy and commercial/industrial services sectors also contributed favorably to results. Top-performing holdings included UTI Energy, W-H Energy Services, Waste Connections and Foster Wheeler.

  Stock selection in the health care sector, particularly among medical supply and biotechnology companies, detracted from relative performance during the fiscal year.

  MARKET OUTLOOK: Several factors set the stage for small-cap growth stocks to rebound, namely:
  - The positive impact of lower interest rates on the equity market, especially small-cap issues

  - Historically low valuations of small-cap growth stocks relative to the broader equity market

  - Expectations that merger and acquisition activity will accelerate

  Throughout, we remain focused on finding and investing in small, rapidly growing companies with the strongest fundamentals.

--------------------------------------------------------------------------------

MINI CAP GROWTH FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN MINI CAP GROWTH FUND INSTITUTIONAL SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

                                                        ANNUALIZED TOTAL RETURNS
                                                             As of 3/31/01                      SINCE
                           1 YEAR                               5 YEARS                        INCEPTION
                           -48.41%                               14.46%                         17.30%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          MINI CAP GROWTH    RUSSELL 2000
         FUND INSTITUTIONAL     GROWTH
               SHARES           INDEX
7/12/95            $250,000      $250,000
07/95              $261,400      $259,625
08/95              $266,200      $262,829
09/95              $275,600      $268,240
10/95              $270,200      $255,046
11/95              $278,200      $266,344
12/95              $287,000      $272,246
01/96              $284,600      $269,992
02/96              $301,400      $282,304
03/96              $317,000      $287,885
04/96              $365,200      $309,986
05/96              $408,800      $325,888
06/96              $371,600      $304,705
07/96              $319,000      $267,501
08/96              $340,600      $287,304
09/96              $359,600      $302,100
10/96              $349,200      $289,080
11/96              $361,193      $297,116
12/96              $369,458      $302,910
01/97              $384,749      $310,240
02/97              $358,920      $291,502
03/97              $329,372      $270,930
04/97              $319,660      $267,788
05/97              $374,831      $308,036
06/97              $408,925      $318,479
07/97              $444,879      $334,785
08/97              $477,320      $344,828
09/97              $522,779      $372,346
10/97              $488,272      $349,968
11/97              $483,440      $341,624
12/97              $480,998      $341,816
01/98              $473,447      $337,269
02/98              $510,089      $367,047
03/98              $556,279      $382,445
04/98              $565,605      $384,789
05/98              $533,406      $356,834
06/98              $542,066      $360,581
07/98              $498,761      $330,381
08/98              $371,076      $254,129
09/98              $402,941      $279,895
10/98              $416,726      $294,506
11/98              $459,694      $317,359
12/98              $521,539      $346,080
01/99              $536,704      $361,654
02/99              $472,963      $328,562
03/99              $479,598      $340,259
04/99              $516,563      $370,304
05/99              $495,237      $370,897
06/99              $544,524      $390,443
07/99              $539,785      $378,378
08/99              $560,874      $364,227
09/99              $582,437      $371,256
10/99              $634,093      $380,761
11/99              $751,038      $421,007
12/99              $963,917      $495,231
01/00            $1,001,951      $490,625
02/00            $1,347,951      $604,793
03/00            $1,207,451      $541,230
04/00              $988,327      $486,582
05/00              $853,220      $443,957
06/00            $1,113,216      $501,316
07/00              $993,436      $458,354
08/00            $1,094,483      $506,572
09/00            $1,048,501      $481,396
10/00              $913,677      $442,306
11/00              $728,875      $361,983
12/00              $764,665      $384,137
01/01              $805,273      $415,150
02/01              $688,267      $358,233
3/31/01            $622,882      $325,670

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 2000 Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Russell 2000 Growth Index is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Growth Index, which comprises the 3,000 largest U.S. securities. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------

MINI CAP GROWTH FUND

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK -- 93.4%
-----------------------------------------------------------------
AEROSPACE/DEFENSE -- 3.2%
  BE Aerospace*.........................      22,100  $   406,088
  EDO Corp..............................      15,100      226,500
  Esterline Technologies Corp...........      13,800      300,150
  Innovative Solutions &
    Support, Inc.*......................      12,600      163,800
  OYO Geospace Corp.*...................      19,500      438,446
                                                      -----------
                                                        1,534,984
                                                      -----------
AIRLINES -- 0.6%
  Mesa Air Group, Inc.*.................      34,200      286,425
                                                      -----------
APPAREL -- 2.0%
  Ashworth, Inc.........................      26,300      169,306
  Gildan Activewear, Inc................      22,600      410,190
  Phillips-Van Heusen Corp..............      25,300      381,524
                                                      -----------
                                                          961,020
                                                      -----------
BIOTECHNOLOGY -- 2.7%
  Atrix Laboratories, Inc.*.............      15,200      209,000
  Dendreon Corp.*.......................      18,200      126,263
  Generex Biotechnology Corp.*..........      13,000       86,125
  Harvard Bioscience, Inc.*.............      25,400      153,987
  Transgenomic, Inc.*...................      11,800       78,175
  Trimeris, Inc.*.......................       5,600      168,000
  Universal Electronics, Inc............      28,200      465,300
                                                      -----------
                                                        1,286,850
                                                      -----------
BROADCASTING -- 1.0%
  Lodgenet Entertainment Corp.*.........      13,000      190,125
  Regent Communications, Inc.*..........      38,900      271,086
                                                      -----------
                                                          461,211
                                                      -----------
BUILDING & CONSTRUCTION -- 1.7%
  Foster Wheeler Corp...................      44,900      806,404
                                                      -----------
BUILDING PRODUCTS -- 0.7%
  Apogee Enterprises, Inc...............      27,600      196,650
  Simpson Manufacturing Co., Inc.*......       3,100      152,830
                                                      -----------
                                                          349,480
                                                      -----------
CASINO SERVICES -- 1.7%
  Casino Data Systems*..................      17,000      149,280
  Shuffle Master, Inc...................      27,250      686,359
                                                      -----------
                                                          835,639
                                                      -----------
COMMERCIAL SERVICES -- 0.6%
  Boron LePore & Associates, Inc.*......      25,300      303,600
                                                      -----------
COMPUTER -- INTEGRATED SYSTEMS -- 0.9%
  Adept Technology, Inc.................      29,400      411,600
                                                      -----------
COMPUTER SERVICES -- 0.6%
  Manhattan Associates, Inc.*...........      17,900      278,569
                                                      -----------
COMPUTER SOFTWARE -- 4.9%
  EPIQ Systems, Inc.....................      18,300      370,575
  OPNET Technologies, Inc.*.............      25,200      396,900
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------

COMPUTER SOFTWARE (CONTINUED)
  PLATO Learning Inc.*..................      24,300  $   483,570
  Synplicity, Inc.*.....................      19,300      266,581
  Take-Two Interactive
    Software, Inc.*.....................      26,400      376,612
  TALX Corp.............................      19,350      477,703
                                                      -----------
                                                        2,371,941
                                                      -----------
COMPUTERS -- 1.8%
  Overland Data, Inc.*..................      28,700      226,013
  Planar Systems, Inc.*.................      19,700      251,175
  Read-Rite Corp.*......................      49,000      406,210
                                                      -----------
                                                          883,398
                                                      -----------
COSMETICS & TOILETRIES -- 0.9%
  Elizabeth Arden, Inc.*................      24,100      409,700
                                                      -----------
DATA PROCESSING/MANAGEMENT SOFTWARE -- 1.2%
  Precise Software Solutions, Ltd.*.....      37,100      561,137
                                                      -----------
DISTRIBUTION/WHOLESALE -- 1.9%
  Scansource, Inc.*.....................      16,800      571,200
  SCP Pool Corp.........................      10,250      333,125
                                                      -----------
                                                          904,325
                                                      -----------
DIVERSIFIED FINANCIAL SERVICES -- 1.4%
  InterCept Group, Inc.*................      25,600      656,000
                                                      -----------
DRILLING -- 3.5%
  Patterson Energy, Inc.*...............      20,400      645,150
  Unit Corp.............................      33,500      554,425
  UTI Energy Corp.......................      15,400      465,850
                                                      -----------
                                                        1,665,425
                                                      -----------
DRUGS/PHARMACEUTICALS -- 3.7%
  Array BioPharma, Inc.*................      32,100      172,537
  First Horizon Pharmaceutical Corp.*...      21,900      457,162
  Matrix Pharmaceutical, Inc.*..........      28,000      252,000
  OraPharma, Inc.*......................      12,300       96,094
  Pain Therapeutics, Inc.*..............      13,900      145,081
  praecis Pharmaceuticals, Inc.*........      19,700      392,769
  Titan Pharmaceuticals, Inc.*..........      10,900      241,980
                                                      -----------
                                                        1,757,623
                                                      -----------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 4.4%
  AstroPower, Inc.*.....................      10,900      327,000
  InSilicon Corp.*......................      30,500      101,031
  Mattson Technology, Inc.*.............      22,100      334,263
  MKS Instruments, Inc.*................       5,214       97,554
  Nu Horizons Electronics Corp..........      36,800      326,600
  O2Micro International, Ltd.*..........      19,700      115,738
  Pericom Semiconductor Corp............      24,300      312,863
  Trikon Technologies, Inc..............      36,800      372,600
  Tripath Technology, Inc.*.............      18,200      138,775
                                                      -----------
                                                        2,126,424
                                                      -----------
ELECTRONICS -- 2.5%
  Engineered Support System, Inc........      25,375  491,641

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MINI CAP GROWTH FUND

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK (Continued)
-----------------------------------------------------------------
ELECTRONICS (CONTINUED)
  Integrated Silicon Solution, Inc.*....      38,600  $   501,800
  Itron, Inc.*..........................      18,500      219,687
                                                      -----------
                                                        1,213,128
                                                      -----------
ENVIRONMENTAL SERVICES -- 0.3%
  TRC Companies, Inc....................       4,100      120,950
                                                      -----------
FOOD -- 2.0%
  Green Mountain Coffee, Inc............      23,000      393,875
  Panera Bread Co. Cl. A*...............      20,300      543,025
                                                      -----------
                                                          936,900
                                                      -----------
INSTRUMENTS -- 2.5%
  BEI Technologies, Inc.................      55,400      879,475
  Nanometrics, Inc.*....................      21,500      338,625
                                                      -----------
                                                        1,218,100
                                                      -----------
INTERNET SERVICES -- 1.1%
  I-Many, Inc.*.........................      25,100      285,512
  Websense Inc.*........................      18,500      219,688
                                                      -----------
                                                          505,200
                                                      -----------
INTERNET SOFTWARE -- 1.2%
  Click Commerce, Inc.*.................      20,400      173,400
  SafeNet, Inc..........................       7,200       89,100
  SkillSoft Corp.*......................      13,100      308,669
                                                      -----------
                                                          571,169
                                                      -----------
LASER SYSTEMS -- 1.1%
  II-VI, Inc............................      42,600      537,825
                                                      -----------
MACHINERY -- DIVERSIFIED -- 0.9%
  Brooks Automation, Inc.*..............       5,000      198,750
  Semitool, Inc.........................      29,300      263,700
                                                      -----------
                                                          462,450
                                                      -----------
MANUFACTURING -- 1.4%
  Esco Technologies, Inc................      12,600      314,496
  Powell Industries, Inc.*..............      26,000      377,000
                                                      -----------
                                                          691,496
                                                      -----------
MANUFACTURING -- WHOLESALE -- 0.7%
  Coorstek, Inc.*.......................      12,100      333,506
                                                      -----------
MEDICAL -- DRUGS -- 0.5%
  Salix Pharmaceuticals, Inc.*..........      15,400      231,000
                                                      -----------
MEDICAL -- INSTRUMENTS -- 0.6%
  Urologix, Inc.........................      12,600      270,900
                                                      -----------
MEDICAL PRODUCTS -- 3.9%
  Charles River Laboratories
    International, Inc.*................      28,800      712,800
  ICU Medical, Inc......................      10,100      353,500
  Med-Design Corp.......................      12,100      163,350
  Physiometrix, Inc.*...................       6,000       32,250
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------

MEDICAL PRODUCTS (CONTINUED)
  Vital Signs, Inc......................      13,000  $   417,625
  Wilson Greatbatch Technologies*.......      10,000      189,900
                                                      -----------
                                                        1,869,425
                                                      -----------
MEDICAL -- SUPPLIES -- 0.2%
  Genomic Solutions, Inc.*..............      28,000       84,000
                                                      -----------
METALS -- 0.7%
  Brush Engineered Materials, Inc.......      18,300      341,295
                                                      -----------
MISCELLANEOUS MANUFACTURING -- 0.7%
  Applied Films Corp.*..................      28,300      327,219
                                                      -----------
NETWORKING PRODUCTS -- 0.4%
  Tricord Systems, Inc.*................      34,600      190,300
                                                      -----------
OIL & GAS PRODUCERS -- 5.3%
  Comstock Resources, Inc.*.............      51,400      578,250
  Evergreen Resources, Inc.*............      11,200      423,472
  OSCA, Inc. Cl. A*.....................      11,800      230,837
  Stone Energy Corp.....................      13,869      683,326
  Swift Energy Co.*.....................      19,500      624,780
                                                      -----------
                                                        2,540,665
                                                      -----------
OIL FIELD SERVICES -- 2.8%
  Horizon Offshore, Inc.*...............      15,600      386,100
  Maverick Tube Corp.*..................      16,900      348,140
  W-H Energy Services, Inc.*............      24,300      589,275
                                                      -----------
                                                        1,323,515
                                                      -----------
OPTICAL RECOGNITION SOFTWARE -- 1.1%
  Optimal Robotics Corp.................      19,600      510,825
                                                      -----------
OTHER COMMERCIAL SERVICES -- 0.6%
  Corporate Executive Board Co..........       9,600      289,800
                                                      -----------
PRINTING -- COMMERCIAL -- 0.3%
  Creo Products, Inc.*..................       6,600      120,863
                                                      -----------
REAL ESTATE -- 0.6%
  Annaly Mortgage Management, Inc.......      24,800      279,248
                                                      -----------
RECREATIONAL PRODUCTS -- 1.3%
  Monaco Coach Corp.....................      34,125      612,885
                                                      -----------
RETAIL -- APPAREL -- 5.2%
  Christopher & Banks Corp..............      18,000      542,250
  Genesco, Inc.*........................      28,800      789,120
  Gymboree Corp.*.......................      20,300      203,000
  Hot Topic, Inc........................      33,300      932,400
                                                      -----------
                                                        2,466,770
                                                      -----------
RETAIL -- AUTOMOBILE -- 1.0%
  Lithia Motors, Inc. Cl. A*............       9,700      145,985
  Sonic Automotive, Inc.................      43,700      340,860
                                                      -----------
                                                          486,845
                                                      -----------
RETAIL -- CONSUMER ELECTRONICS -- 0.8%
  Tweeter Home Entertainment
    Group, Inc..........................      19,600      380,975
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK (Continued)
-----------------------------------------------------------------
RETAIL -- RESTAURANTS -- 1.2%
  California Pizza Kitchen, Inc.*.......      20,600  $   584,525
                                                      -----------
TELECOMMUNICATIONS -- 2.2%
  Globecomm Systems, Inc.*..............      27,300      290,063
  Metawave Communications Corp.*........      25,500      157,781
  SpectraLink Corp.*....................      28,000      271,250
  ViaSat, Inc...........................      21,900      331,237
                                                      -----------
                                                        1,050,331
                                                      -----------
TELECOMMUNICATIONS EQUIPMENT -- 3.7%
  AirGate PCS, Inc......................      10,300      387,537
  International FiberCom, Inc.*.........      24,300       94,163
  Natural MicroSystems Corp.............      52,700      467,713
  OpticNet, Inc.*.......................      15,750            -
  Peco II, Inc.*........................      17,500      212,187
  Radyne ComStream, Inc.*...............      40,000      215,000
  Tollgrade Communications, Inc.........      15,800      406,850
                                                      -----------
                                                        1,783,450
                                                      -----------
TELECOMMUNICATIONS SERVICES -- 1.3%
  Metro One
    Telecommunications, Inc.*...........      19,300      632,075
                                                      -----------
TEXTILES -- 0.3%
  Quaker Fabric Corp....................      18,800      156,275
                                                      -----------
TRANSPORTATION -- TRUCKS -- 1.4%
  Arkansas Best Corp.*..................      21,400      337,050
  Forward Air Corp......................      10,500      343,219
                                                      -----------
                                                          680,269
                                                      -----------
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------

WAREHOUSING -- 0.9%
  Mobile Mini, Inc......................      15,900  $   438,244
                                                      -----------
WASTE DISPOSAL -- 2.6%
  Casella Waste Systems, Inc. Cl. A*....      31,500      281,531
  Waste Connections, Inc.*..............      32,800      945,050
                                                      -----------
                                                        1,226,581
                                                      -----------
WIRELESS EQUIPMENT -- 0.7%
  Spectrian Corp.*......................      27,600      339,825
                                                      -----------
TOTAL COMMON STOCK
  (Cost: $44,987,233)...............................   44,660,584
                                                      -----------

                                          PRINCIPAL
                                            AMOUNT
-----------------------------------------------------------------
TIME DEPOSIT -- 7.6%
-----------------------------------------------------------------
  HSBC Bank Grand Cayman
    4.690%, 04/02/01
    (Cost: $3,623,534)..................  $3,623,534    3,623,534
                                                      -----------

TOTAL INVESTMENTS -- 101.0%
  (Cost: $48,610,767).............................    48,284,118
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0)%...      (474,412)
                                                     -----------
NET ASSETS -- 100.0%..............................   $47,809,706
                                                     -----------
                                                     -----------
---------------

  *  Non-income producing securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: MARK STUCKELMAN, Portfolio Manager; KELLY KO, CFA, Portfolio Manager; JOHN J. KANE, Portfolio Manager; LARRY SPEIDELL, CFA, Director of Quantitative Research and Portfolio Management; JOHN GRAVES, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Value Fund seeks long-term capital appreciation through investments in a diversified portfolio comprised predominantly of US companies with larger market capitalizations that in the opinion of the Investment Adviser are undervalued relative to other market measurers.

  MARKET OVERVIEW: Broad US equity indices declined during the 12 months ended March 31, 2001, with the S&P 500 Index and Russell 3000 Index showing double-digit losses. Slowing economic activity and corporate profits, highlighted by high inventories and weakening demand in a number of technology and telecommunications industries, sent stock prices generally lower. In an effort to boost GDP growth, the Federal Reserve cut interest rates a total of 1.5% on three separate occasions during the first quarter of 2001.

  However, US value indices posted gains this period, as investors refocused on companies with modest valuations that would be early beneficiaries of lower interest rates. As a result, value stocks were one of the top-performing asset classes this period.

  A number of positive developments contributed to value stocks' solid performance. Utilities advanced amid higher energy prices, industry deregulation and consolidation. Life insurance companies also got a boost from consolidation, and property/casualty insurers benefited from improved pricing. Finally, health care service providers gained as a result of more favorable Medicare reimbursement legislation.

  PERFORMANCE: From April 1, 2000 through March 31, 2001, the Fund gained 8.6%. This compared favorably to the Russell 1000 Value Index, up 0.3%, and the S&P 500 Index, down 21.7%.

  PORTFOLIO SPECIFICS: The Fund outperformed its S&P 500 Index benchmark this period primarily due to stock selection in the health care, financial services and utilities sectors.

  HealthSouth, Tenet Healthcare, Washington Mutual, Excelon and Allegheny Energy were among the best-performing holdings this period. Other major contributors to the Fund's strong results included Boeing and United Technologies.

  Based on our company-specific research, we did not make any significant changes to the Fund's industry weights during the fiscal year.

  MARKET OUTLOOK: Many factors point to strong performance by value stocks in the future, namely:
  - Attractive valuations despite recent strong relative performance

  - Expectations that lower energy prices and a weaker dollar will benefit value-oriented industries such as transportation, manufacturing and basic materials

  - Economic recovery driven by current easier monetary environment

  We are confident that our research-intensive approach will continue to lead us to undervalued, financially strong companies poised to benefit from change.

--------------------------------------------------------------------------------

VALUE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN VALUE FUND INSTITUTIONAL SHARES WITH THE S&P 500 INDEX AND THE RUSSELL 1000 VALUE INDEX.

                                                                                                   SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                 INCEPTION
                            8.64%                              As of 3/31/01                       19.23%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         VALUE FUND INSTITUTIONAL                 RUSSELL 1000
                  SHARES           S&P 500 INDEX  VALUE INDEX
4/30/96                  $250,000       $250,000     $250,000
05/96                    $256,600       $256,450     $253,125
06/96                    $263,800       $257,425     $253,328
07/96                    $257,600       $246,046     $243,752
08/96                    $264,800       $251,235     $250,723
09/96                    $278,800       $265,375     $260,689
10/96                    $288,600       $272,694     $270,778
11/96                    $311,581       $293,307     $290,409
12/96                    $310,622       $287,497     $286,704
01/97                    $327,247       $305,459     $300,603
02/97                    $331,246       $307,854     $305,022
03/97                    $316,936       $295,204     $294,053
04/97                    $333,350       $312,828     $306,404
05/97                    $358,183       $331,873     $323,519
06/97                    $369,758       $346,741     $337,398
07/97                    $412,900       $374,331     $362,771
08/97                    $403,430       $353,361     $349,856
09/97                    $428,684       $372,715     $371,001
10/97                    $412,269       $360,266     $360,650
11/97                    $425,854       $376,943     $376,595
12/97                    $436,586       $373,415     $387,588
01/98                    $434,531       $387,655     $382,084
02/98                    $469,924       $415,613     $407,806
03/98                    $500,065       $436,897     $432,747
04/98                    $502,805       $441,292     $435,642
05/98                    $500,750       $433,706     $429,182
06/98                    $511,938       $451,323     $434,684
07/98                    $501,864       $446,517     $427,012
08/98                    $424,288       $381,959     $363,472
09/98                    $448,323       $406,428     $384,336
10/98                    $479,972       $439,503     $414,122
11/98                    $502,997       $466,141     $433,420
12/98                    $524,487       $493,000     $448,156
01/99                    $530,983       $513,618     $451,741
02/99                    $512,743       $497,654     $445,372
03/99                    $522,238       $517,565     $454,591
04/99                    $563,217       $537,595     $497,050
05/99                    $554,472       $524,903     $491,582
06/99                    $570,214       $554,035     $505,838
07/99                    $558,969       $536,749     $491,017
08/99                    $538,979       $534,065     $472,800
09/99                    $516,990       $519,426     $456,252
10/99                    $553,222       $552,296     $482,532
11/99                    $531,483       $563,507     $478,768
12/99                    $571,041       $596,698     $481,067
01/00                    $535,602       $566,744     $465,384
02/00                    $492,372       $556,015     $430,806
03/00                    $546,661       $610,393     $483,364
04/00                    $546,661       $592,027     $477,738
05/00                    $545,656       $579,878     $482,754
06/00                    $521,276       $594,172     $460,692
07/00                    $539,624       $584,903     $466,451
08/00                    $569,784       $621,232     $492,385
09/00                    $578,330       $588,437     $496,915
10/00                    $607,485       $585,948     $509,139
11/00                    $583,226       $539,752     $490,250
12/00                    $615,670       $542,391     $514,812
01/01                    $625,048       $561,635     $516,768
02/01                    $611,868       $510,425     $502,402
3/31/01                  $593,618       $477,988     $484,667

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the S&P 500 Index and the Russell 1000 Value Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged S&P 500 Index contains 500 industrial, transportation, utility and financial companies. The Index is considered to be generally representative of the U.S. stock market. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. In future reports, the Fund will compare its performance to the Russell 1000 Value Index as its composition more accurately reflects the market in which the Fund invests. The unmanaged indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------

VALUE FUND

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK -- 98.9%
-----------------------------------------------------------------
AEROSPACE/DEFENSE -- 4.6%
  Boeing Co.............................      12,000  $   668,520
  Honeywell International, Inc..........      15,200      620,160
  Textron, Inc..........................       8,800      500,192
  United Technologies Corp..............      10,800      791,640
                                                      -----------
                                                        2,580,512
                                                      -----------
AIRLINES -- 2.5%
  AMR Corp..............................      20,000      702,400
  Delta Air Lines, Inc..................      17,600      695,200
                                                      -----------
                                                        1,397,600
                                                      -----------
AUTO MANUFACTURER -- 2.0%
  Ford Motor Co.........................      20,440      574,773
  General Motors Corp...................      10,600      549,610
                                                      -----------
                                                        1,124,383
                                                      -----------
AUTOMOTIVE & TRANSPORT EQUIPMENT -- 0.7%
  TRW, Inc..............................      11,800      401,200
                                                      -----------
BEVERAGES-NON-ALCOHOLIC -- 1.4%
  PepsiCo, Inc..........................      18,600      817,470
                                                      -----------
BROADCASTING -- 2.7%
  AT&T Corp. -- Liberty Media Corp. Cl.
    A. *................................      45,800      641,200
  Fox Entertainment Group Cl. A. *......      45,200      885,920
                                                      -----------
                                                        1,527,120
                                                      -----------
CHEMICALS -- 1.2%
  Dow Chemical Co.......................      21,200      669,284
                                                      -----------
COMMERCIAL SERVICES -- 1.4%
  Cendant Corp. *.......................      54,600      796,614
                                                      -----------
COMPUTERS -- 1.8%
  Hewlett-Packard Co....................       8,600      268,922
  International Business Machines
    Corp................................       8,000      769,440
                                                      -----------
                                                        1,038,362
                                                      -----------
COSMETICS & TOILETRIES -- 2.9%
  Kimberly-Clark Corp...................       9,400      637,602
  Proctor & Gamble Co...................      15,600      976,560
                                                      -----------
                                                        1,614,162
                                                      -----------
DIVERSIFIED FINANCIAL SERVICES -- 6.0%
  A.G. Edwards, Inc.....................       8,400      310,800
  American Express Co...................      16,800      693,840
  Freddie Mac...........................       6,500      421,395
  Goldman Sachs Group, Inc..............       8,000      680,800
  Lehman Brothers Holdings, Inc.........       8,000      501,600
  Merrill Lynch & Co, Inc...............       9,200      509,680
  Morgan Stanley Dean Witter & Co.......       5,600      299,600
                                                      -----------
                                                        3,417,715
                                                      -----------
DIVERSIFIED MANUFACTURING -- 1.3%
  General Electric Co...................      18,200      761,852
                                                      -----------
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------

DRUGS/PHARMACEUTICALS -- 5.2%
  Abbott Laboratories...................      16,200  $   764,478
  Johnson & Johnson.....................      15,300    1,338,291
  Merck & Co., Inc......................      10,800      819,720
                                                      -----------
                                                        2,922,489
                                                      -----------
ELECTRIC -- 1.9%
  Allegheny Energy, Inc.................      14,800      684,648
  Energy East Corp......................      23,400      405,990
                                                      -----------
                                                        1,090,638
                                                      -----------
ELECTRONIC COMPONENTS -- 1.2%
  Intel Corp............................      26,600      699,913
                                                      -----------
HEALTH PRODUCTS AND SERVICES -- 1.2%
  Baxter International, Inc.............       7,000      658,980
                                                      -----------
HOSPITALS -- 0.8%
  Healthsouth Corp. *...................      33,200      427,948
                                                      -----------
INSURANCE -- 9.6%
  Allstate Corp.........................      16,200      679,428
  American International Group, Inc.....      18,862    1,518,391
  Chubb Corp............................      10,400      753,376
  Jefferson-Pilot Corp..................       8,800      597,432
  Lincoln National Corp.................      13,600      577,592
  PMI Group, Inc........................      11,200      727,776
  Torchmark Corp........................      14,800      574,684
                                                      -----------
                                                        5,428,679
                                                      -----------
MACHINERY -- 3.0%
  Caterpillar, Inc......................      16,600      736,708
  Deere & Co............................      26,000      944,840
                                                      -----------
                                                        1,681,548
                                                      -----------
MEDIA -- 2.4%
  Viacom, Inc.-Cl B *...................      15,800      694,726
  Walt Disney Co........................      23,200      663,520
                                                      -----------
                                                        1,358,246
                                                      -----------
METALS -- 1.6%
  Alcoa, Inc............................      25,876      930,242
                                                      -----------
MONEY CENTER BANKS -- 11.7%
  Bank of America Corp..................      15,100      826,725
  Bank of New York Co., Inc.............      16,400      807,536
  Citigroup, Inc........................      55,233    2,484,380
  Fannie Mae............................       9,200      732,320
  First Union Corp......................      27,000      891,000
  J.P. Morgan Chase.....................      19,460      873,754
                                                      -----------
                                                        6,615,715
                                                      -----------
OIL & GAS PRODUCERS -- 11.6%
  Conoco, Inc. Cl. B....................      30,400      858,800
  Exxon Mobil Corp......................      31,605    2,560,005
  Phillips Petroleum Co.................      12,400      682,620
  Praxair...............................      16,000      714,400

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK (Continued)
-----------------------------------------------------------------
OIL & GAS PRODUCERS (CONTINUED)
  USX-Marathon Group....................      32,800  $   883,960
  Xcel Energy Inc.......................      29,200      879,212
                                                      -----------
                                                        6,578,997
                                                      -----------
PUBLISHING -- 1.1%
  Dow Jones & Co........................      11,400      596,790
                                                      -----------
REGIONAL/COMMERCIAL BANKS -- 6.0%
  FleetBoston Financial Corp............      18,900      713,475
  Mellon Financial Corp.................      15,200      615,904
  U.S. Bancorp..........................      47,600    1,104,320
  Washington Mutual, Inc................      16,800      919,800
                                                      -----------
                                                        3,353,499
                                                      -----------
RETAIL- DEPARTMENT STORES -- 2.1%
  Federated Department Stores, Inc. *...      16,800      698,040
  Sears Roebuck & Co....................      14,600      514,942
                                                      -----------
                                                        1,212,982
                                                      -----------
TELECOMMUNICATIONS -- 9.2%
  AT&T Corp.............................      22,400      477,120
  BellSouth Corp........................      22,000      900,240
  SBC Communications, Inc...............      34,600    1,544,198
  Sprint Corp...........................      14,000      307,860
  Verizon Communications................      28,238    1,392,133
  Worldcom, Inc.........................      29,800      556,888
                                                      -----------
                                                        5,178,439
                                                      -----------
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------

TOBACCO -- 1.8%
  Philip Morris Co., Inc................      21,200  $ 1,005,940
                                                      -----------
TOTAL COMMON STOCK
  (Cost: $55,092,506)...............................   55,887,319
                                                      -----------

                                          PRINCIPAL
                                            AMOUNT
-----------------------------------------------------------------
TIME DEPOSIT -- 13.5%
-----------------------------------------------------------------
  Brown Brothers Harriman & Co. (Grand
    Cayman)
    4.690%, 04/02/01
    (Cost: $7,630,479)..................  $7,630,479    7,630,479
                                                      -----------

TOTAL INVESTMENTS -- 112.4%
  (Cost: $62,722,985).............................    63,517,798
LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.4)%..    (7,007,797)
                                                     -----------
NET ASSETS -- 100.0%..............................   $56,510,001
                                                     -----------
                                                     -----------
---------------

* Non-income producing securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

CONVERTIBLE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: DOUGLAS G. FORSYTH, CFA, Portfolio Manager;
WILLIAM STICKNEY, Portfolio Manager; MICHAEL E. YEE, Portfolio Manager; JUSTIN KASS, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Convertible Fund seeks to maximize total return consisting of capital appreciation and current income by investing primarily in convertible and equity securities of US companies with market capitalizations generally above $500 million.

  MARKET OVERVIEW: Following impressive gains last fiscal year, prices of convertible securities fell during the 12 months ended March 31, 2001.

  Early in the period, convertible prices slid due to worries over higher interest rates, high technology stock valuations and signs of resurgent inflation. Reversing course, the market staged a summer rally in response to a growing belief that the Federal Reserve's May 2000 interest-rate hike was the last in its series of tightening moves.

  The rebound proved unsustainable, however. Beginning in the fall of 2000, concerns about the slowdown in US economic growth and corporate profits sent equity prices tumbling. Unable to escape the stock market's steep descent, convertible prices also retreated. Three interest-rate cuts by the Federal Reserve during the first quarter of 2001 did little to cheer investors.

  Within the convertible market this period, yield-oriented issues outperformed those with more sensitivity to moves in underlying stock prices. Defensive groups, including utilities and financial services, outperformed more growth-oriented sectors such as telecommunications and technology.

  Despite trending downward during the fiscal year, convertibles performed well versus equities amid unprecedented stock market volatility. While the Credit Suisse First Boston Convertible Index lost 18.9% this period, the S&P 500 Index shed 21.7% and the tech-laden Nasdaq Composite tumbled 59.8%.

  PERFORMANCE: During the 12 months ended March 31, 2001, the Fund declined 25.1% versus an 18.9% drop in its Credit Suisse First Boston Convertible Index benchmark. For the three years ended March 31, 2001, the Fund advanced 12.7%, outperforming the benchmark, which rose 6.6%.

  PORTFOLIO SPECIFICS: The fact that investors favored yield-oriented issues this period hurt performance, since the Fund generally owns securities with more equity sensitivity. In particular, holdings in the high-growth software, telecommunication equipment and telecommunication services industries detracted from results.

  On the plus side, security selection in the energy, health care and utility sectors boosted returns. Top-performing holdings included Anadarko Petroleum, an energy exploration and production company; Elan, a global pharmaceutical firm; and Calpine, an independent power supplier.

  MARKET OUTLOOK: Several factors pave the way for prices of convertible securities to move higher. Following the stock market's sell-off, equity valuations are now more attractive, providing better upside appreciation potential. Current easing monetary policy is another positive catalyst, since it allows companies easier access to the capital markets. Finally, the healthy new issue calendar for convertible securities is indicative of strong demand for the asset class.

  As always, we remain committed to identifying the best companies with the most attractive risk/ reward profiles for the Fund.

--------------------------------------------------------------------------------

CONVERTIBLE FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN CONVERTIBLE FUND INSTITUTIONAL SHARES WITH THE CS FIRST BOSTON CONVERTIBLE INDEX.

                                           ANNUALIZED TOTAL RETURNS
                                                As of 3/31/01
                           1 YEAR                                       5 YEARS   10 YEARS
                           -25.12%                                       16.59%    15.93%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            CONVERTIBLE FUND     CS FIRST BOSTON
          INSTITUTIONAL SHARES  CONVERTIBLE INDEX
12/31/86              $250,000           $250,000
01/87                 $274,317           $267,975
02/87                 $285,198           $279,069
03/87                 $282,650           $281,944
04/87                 $278,260           $282,000
05/87                 $280,365           $282,846
06/87                 $283,328           $288,757
07/87                 $299,355           $300,539
08/87                 $305,960           $306,550
09/87                 $298,974           $302,043
10/87                 $232,383           $245,229
11/87                 $235,466           $237,357
12/87                 $242,192           $249,439
01/88                 $244,945           $256,373
02/88                 $252,824           $268,166
03/88                 $256,810           $267,254
04/88                 $265,199           $272,786
05/88                 $265,482           $270,086
06/88                 $277,739           $280,484
07/88                 $274,841           $277,567
08/88                 $271,424           $272,654
09/88                 $277,006           $277,535
10/88                 $280,155           $281,059
11/88                 $285,973           $276,478
12/88                 $290,338           $282,892
01/89                 $309,259           $295,594
02/89                 $315,650           $295,535
03/89                 $324,951           $299,377
04/89                 $335,404           $309,436
05/89                 $344,549           $315,718
06/89                 $343,056           $313,413
07/89                 $356,390           $322,408
08/89                 $362,935           $329,501
09/89                 $363,685           $326,634
10/89                 $358,218           $316,313
11/89                 $366,087           $321,469
12/89                 $372,774           $321,822
01/90                 $365,269           $309,014
02/90                 $378,297           $313,093
03/90                 $390,390           $317,883
04/90                 $378,509           $310,794
05/90                 $413,735           $325,868
06/90                 $412,936           $325,477
07/90                 $407,388           $322,580
08/90                 $386,680           $303,999
09/90                 $365,477           $290,715
10/90                 $351,247           $279,842
11/90                 $368,587           $293,526
12/90                 $379,633           $299,661
01/91                 $399,057           $313,116
02/91                 $421,630           $331,809
03/91                 $436,753           $339,938
04/91                 $438,878           $343,371
05/91                 $463,134           $353,535
06/91                 $444,500           $343,671
07/91                 $466,711           $356,731
08/91                 $486,250           $370,037
09/91                 $492,798           $369,371
10/91                 $497,020           $374,690
11/91                 $492,332           $365,660
12/91                 $525,252           $386,905
01/92                 $535,845           $398,086
02/92                 $541,828           $408,237
03/92                 $528,860           $405,298
04/92                 $515,886           $410,202
05/92                 $525,155           $417,340
06/92                 $509,645           $415,378
07/92                 $514,419           $425,721
08/92                 $515,636           $423,039
09/92                 $529,747           $431,500
10/92                 $542,444           $432,535
11/92                 $563,581           $445,036
12/92                 $576,919           $454,916
01/93                 $590,400           $469,109
02/93                 $569,126           $470,704
03/93                 $600,579           $488,214
04/93                 $607,790           $488,068
05/93                 $632,102           $496,609
06/93                 $652,314           $501,327
07/93                 $658,540           $506,490
08/93                 $696,855           $520,368
09/93                 $709,451           $526,248
10/93                 $727,803           $538,668
11/93                 $711,383           $530,534
12/93                 $733,164           $539,288
01/94                 $758,080           $554,765
02/94                 $749,598           $545,944
03/94                 $716,094           $523,670
04/94                 $710,211           $514,139
05/94                 $703,259           $515,270
06/94                 $683,418           $509,448
07/94                 $692,602           $523,814
08/94                 $706,108           $534,133
09/94                 $697,897           $524,679
10/94                 $696,803           $529,191
11/94                 $676,036           $509,982
12/94                 $677,511           $513,857
01/95                 $672,827           $513,189
02/95                 $681,610           $529,971
03/95                 $701,637           $543,962
04/95                 $709,919           $556,310
05/95                 $723,526           $572,721
06/95                 $751,213           $593,568
07/95                 $786,501           $614,640
08/95                 $799,061           $621,093
09/95                 $817,602           $630,348
10/95                 $804,308           $610,996
11/95                 $821,228           $632,259
12/95                 $828,291           $635,736
01/96                 $851,452           $649,786
02/96                 $875,222           $667,265
03/96                 $888,874           $672,870
04/96                 $912,865           $688,548
05/96                 $941,161           $703,903
06/96                 $920,308           $687,220
07/96                 $870,662           $660,419
08/96                 $924,031           $684,986
09/96                 $967,782           $702,864
10/96                 $969,033           $707,222
11/96                 $994,434           $729,287
12/96               $1,002,376           $723,745
01/97               $1,040,722           $746,760
02/97               $1,026,594           $742,877
03/97               $1,016,638           $727,499
04/97               $1,028,183           $734,847
05/97               $1,081,154           $768,870
06/97               $1,124,210           $791,245
07/97               $1,193,276           $834,605
08/97               $1,178,232           $835,189
09/97               $1,235,810           $870,434
10/97               $1,211,066           $846,584
11/97               $1,214,520           $841,505
12/97               $1,235,942           $846,217
01/98               $1,223,825           $845,963
02/98               $1,281,560           $883,778
03/98               $1,339,722           $915,682
04/98               $1,355,534           $923,832
05/98               $1,324,628           $897,225
06/98               $1,376,377           $901,891
07/98               $1,386,306           $881,328
08/98               $1,185,964           $773,189
09/98               $1,252,764           $785,869
10/98               $1,280,031           $814,082
11/98               $1,361,092           $852,914
12/98               $1,502,171           $901,615
01/99               $1,591,233           $930,917
02/99               $1,512,562           $898,615
03/99               $1,606,751           $936,716
04/99               $1,657,498           $974,653
05/99               $1,630,632           $965,686
06/99               $1,708,640         $1,000,307
07/99               $1,657,770           $994,011
08/99               $1,670,488           $996,993
09/99               $1,677,943           $999,585
10/99               $1,784,886         $1,034,170
11/99               $1,946,806         $1,113,595
12/99               $2,275,956         $1,282,861
01/00               $2,288,828         $1,263,490
02/00               $2,673,454         $1,396,156
03/00               $2,557,758         $1,366,139
04/00               $2,389,874         $1,299,471
05/00               $2,237,183         $1,229,820
06/00               $2,405,319         $1,309,758
07/00               $2,311,397         $1,270,203
08/00               $2,550,402         $1,367,882
09/00               $2,548,505         $1,348,458
10/00               $2,415,706         $1,286,564
11/00               $2,062,949         $1,130,761
12/00               $2,192,212         $1,182,437
01/01               $2,263,724         $1,251,727
02/01               $2,040,969         $1,155,720
3/31/01             $1,915,235         $1,108,682

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the CS First Boston Convertible Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged CS First Boston Convertible Index is a market weighted index representing the universe of convertible securities including convertible preferred stocks or convertible bonds. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------

CONVERTIBLE FUND

                                            NUMBER
                                          OF SHARES      VALUE
------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 27.3%
------------------------------------------------------------------
COMMERCIAL BANKING -- 1.0%
  CNB Capital Trust 6.000%..............      34,668  $  1,248,048
                                                      ------------
CONTAINERS-PAPER/PLASTIC -- 1.1%
  Sealed Air Corp.......................      39,092     1,438,585
                                                      ------------
DRUGS/PHARMACEUTICALS -- 1.2%
  Biovail Corp. 6.750%..................      22,849     1,526,313
                                                      ------------
ELECTRIC -- 2.7%
  Calpine Capital Trust 5.500%..........      29,724     3,353,238
                                                      ------------
ENERGY -- 5.2%
  Duke Energy Corp. 8.250%..............      30,316       826,111
  Kinder Morgan, Inc. 8.250%............      28,119     1,922,636
  Mirant Trust I 6.250%.................      25,946     1,932,977
  NRG Energy, Inc. 6.500%...............      58,851     1,942,083
                                                      ------------
                                                         6,623,807
                                                      ------------
INSURANCE -- 3.0%
  ACE, Ltd. 8.250%......................      23,944     1,819,744
  Metlife Capital Trust I 8.000%........      21,396     2,021,922
                                                      ------------
                                                         3,841,666
                                                      ------------
OIL & GAS PRODUCERS -- 1.6%
  Coastal Corp. 6.625%..................      43,526     1,949,964
                                                      ------------
OIL & GAS SERVICES -- 2.0%
  EVI, Inc. 5.000%......................      43,610     2,540,282
                                                      ------------
REAL ESTATE INVESTMENT TRUST -- 1.6%
  AES Trust 144A 6.000%.................      31,727     2,030,528
                                                      ------------
RESORTS/THEME PARKS -- 0.7%
  Six Flags, Inc. 7.250%................      31,318       920,436
                                                      ------------
RETAIL-DRUG STORE -- 1.4%
  CVS Corp. 4.230%......................      18,973     1,802,435
                                                      ------------
TELECOMMUNICATIONS -- 3.2%
  DECS Trust V 7.250%...................      78,678     1,180,170
  Global Crossing 144A 6.375%...........       9,563       490,103
  Global Crossing, Ltd. Conv. Pfd.
    6.750%..............................       2,989       470,767
  Global Crossing, Ltd. Pfd. 144A
    6.375%..............................      12,620       686,212
  McLeodUSA, Inc. A. 6.750%.............       4,426     1,132,228
  Winstar Communications, Inc.
    7.000%..............................      18,253        81,006
                                                      ------------
                                                         4,040,486
                                                      ------------
TELECOMMUNICATIONS SERVICES -- 1.3%
  Qwest Trends Trust 144A
    5.750%..............................      27,572     1,692,231
                                                      ------------
TRANSPORTATION-RAIL -- 1.3%
  Union Pacific Capital Trust
    6.250%..............................      33,670     1,658,247
                                                      ------------
TOTAL CONVERTIBLE PREFERRED STOCK
  (Cost: $32,022,271)...............................    34,666,266
                                                      ------------

                                          PRINCIPAL
                                            AMOUNT       VALUE
------------------------------------------------------------------
CONVERTIBLE CORPORATE BOND -- 68.1%
------------------------------------------------------------------
ADVERTISING -- 3.0%
  Lamar Advertising Co. 5.250%,
    09/15/06............................  $1,895,000  $  1,951,850
  Omnicom Group, Inc. 2.250%, 01/06/13..   1,091,000     1,905,158
                                                      ------------
                                                         3,857,008
                                                      ------------
APPLICATIONS SOFTWARE -- 2.7%
  Peregrine Systems 5.500%, 11/15/07....   1,706,000     1,810,492
  Rational Software 5.000% 02/01/07.....     753,000       636,285
  Siebel Sytems, Inc. 5.500%,
    09/15/06............................     704,000       996,160
                                                      ------------
                                                         3,442,937
                                                      ------------
BIOTECHNOLOGY -- 1.8%
  Genzyme Corp. 5.250%, 06/01/05........     964,000     2,282,270
                                                      ------------
BROADCASTING -- 5.9%
  Adelphia Comunnications 6.000%,
    02/15/06............................   1,960,000     1,928,150
  Charter Communications, Inc. Cl. A
    5.750%, 10/15/05....................   1,812,000     2,262,735
  Jacor Communications, Inc. Cl. A
    0.000%, 06/12/11....................   2,278,000     2,030,268
  Liberty Media Group 4.000%,
    11/15/29............................   1,958,000     1,277,595
                                                      ------------
                                                         7,498,748
                                                      ------------
COMPUTER SERVICES -- 1.6%
  Bisys Group, Inc. 144A
    4.000%, 03/15/06....................   1,880,000     1,974,000
                                                      ------------
COMPUTERS -- 5.0%
  Affiliated Computer 144A 3.500%,
    02/15/06............................   2,207,000     2,223,553
  Comverse Technology, Inc. 1.500%
    12/01/05............................   3,281,000     2,809,356
  Comverse Technology, Inc. 4.500%,
    07/01/05............................       3,000         8,381
  Veritas Software Corp. 1.856%,
    08/13/06............................     250,000       360,313
  Veritas Software Corp. 5.250%,
    11/01/04............................     198,000       970,200
                                                      ------------
                                                         6,371,803
                                                      ------------
DATA PROCESSING/MANAGEMENT SOFTWARE -- 1.1%
  Automatic Data Processing, Inc.
    0.000%, 02/20/12....................     977,000     1,384,898
                                                      ------------
DIVERSIFIED MANUFACTURING -- 2.0%
  Tyco International, Ltd. 0.000%,
    11/17/20............................   3,343,000     2,477,999
                                                      ------------
DRILLING -- 3.0%
  Diamond Offshore Drilling 3.750%,
    02/15/07............................   1,779,000     1,807,909
  Nabors Industries 0.000%, 06/20/20....   2,877,000     2,035,478
                                                      ------------
                                                         3,843,387
                                                      ------------
DRUGS/PHARMACEUTICALS -- 6.3%
  Allergan, Inc. 0.000%, 11/01/20.......   3,488,000     2,171,280
  ALZA Corp. 0.000% 07/28/20............   2,873,000     1,935,684
  Elan Finance Corp., Ltd. 0.000%,
    12/14/18............................   2,696,000  2,143,320

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT       VALUE
------------------------------------------------------------------
CONVERTIBLE CORPORATE BOND (Continued)
------------------------------------------------------------------
DRUGS/PHARMACEUTICALS (CONTINUED)
  Teva Pharmaceutical Industries, Inc.
    1.500%, 10/15/05....................  $1,717,000  $  1,706,269
                                                      ------------
                                                         7,956,553
                                                      ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 11.7%
  Amkor Technology, Inc. 5.000%,
    03/15/07............................   1,095,000       808,931
  Atmel Corp. 0.000%, 04/21/18..........   2,087,000     1,260,026
  Celestica, Inc. 0.000%, 08/01/20......   4,525,000     1,612,031
  Chartered Semiconductor 2.500%,
    04/02/06............................     377,000       377,471
  Cymer, Inc. 7.250%, 08/06/04..........   1,738,000     1,605,478
  Cypress Semiconductor 4.000%,
    02/01/05............................     930,000       782,363
  International Rectifier Corp. 144A
    4.250%, 07/15/07....................   1,616,000     1,343,300
  Lam Research Corp. 5.000%, 09/01/02...     858,000       966,323
  Nvidia Corp. 4.750%, 10/15/07.........   1,942,000     1,915,298
  Sanmina Corp. 4.250%, 05/01/04........     894,000     1,007,985
  Solectron Corp. 0.000%, 11/20/20......   3,587,000     1,533,443
  Solectron Corp. 0.000%, 05/08/20......   3,281,000     1,652,804
                                                      ------------
                                                        14,865,453
                                                      ------------
ELECTRONICS -- 1.5%
  L-3 Communications Holdings, Inc.
    5.250%, 06/01/09....................   1,609,000     1,904,654
                                                      ------------
INTERNET SOFTWARE -- 1.1%
  BEA Systems, Inc. 4.000%, 12/15/06....   1,233,000     1,367,859
                                                      ------------
MEDICAL-HMO -- 1.4%
  Wellpoint Health Networks 0.000%,
    07/02/19............................   2,255,000     1,818,094
                                                      ------------
MEDICAL-HOSPITALS -- 3.0%
  Health Management Associates 0.250%,
    08/16/20............................   2,519,000     1,706,623
  Universal Health Services, Inc. 144A
    0.426%, 06/23/20....................   3,473,000     2,053,411
                                                      ------------
                                                         3,760,034
                                                      ------------
MULTIMEDIA -- 1.6%
  America Online Time Warner, Inc.
    0.000%, 12/06/19....................   3,946,000     2,066,718
                                                      ------------
NETWORKING PRODUCTS -- 1.0%
  Juniper Networks, Inc. 4.750%,
    03/15/07............................   1,716,000     1,256,970
                                                      ------------
OIL & GAS PRODUCERS -- 1.6%
  Anadarko Petroleum Corp. 0.000%,
    03/07/20............................   2,539,000     2,021,679
                                                      ------------
OIL & GAS SERVICES -- 1.2%
  Hanover Compressor Co. 4.750%,
    03/15/08............................   1,445,000     1,461,256
                                                      ------------
PRINTING-COMMERCIAL -- 1.3%
  News America Holdings 0.000%,
    03/11/13............................     877,000       552,510
  World Color Press, Inc. 6.000%,
    10/01/07............................   1,061,000     1,103,440
                                                      ------------
                                                         1,655,950
                                                      ------------
                                          PRINCIPAL
                                            AMOUNT       VALUE
------------------------------------------------------------------

REAL ESTATE -- 1.5%
  EOP Operating LP 144A 7.250%,
    11/15/08............................  $1,930,000  $  1,966,188
                                                      ------------
RETAIL-DEPARTMENT STORES -- 1.6%
  Kohl's Corp. 144A 0.000%, 06/12/20....   3,206,000     2,011,765
                                                      ------------
RETAIL-DISCOUNT STORES -- 1.5%
  Costco Cos., Inc. 0.000%, 08/19/17....   1,966,000     1,845,583
                                                      ------------
TELECOMMUNICATIONS -- 2.1%
  Nextel Communications, Inc. Cl. A
    5.250%, 01/15/10....................   2,454,000     1,585,898
  XO Communications, Inc. 5.750%,
    01/15/09............................   2,164,000     1,019,872
                                                      ------------
                                                         2,605,770
                                                      ------------
TELECOMMUNICATIONS EQUIPMENT -- 0.9%
  Ciena Corp. 3.750%, 02/01/08..........   1,448,000     1,131,250
                                                      ------------
TELECOMMUNICATIONS SERVICES -- 1.4%
  NTL Delaware, Inc. 5.750%, 12/15/09...   2,405,000     1,307,719
  NTL, Inc. 144A 7.000%, 12/15/08.......     605,000       496,856
                                                      ------------
                                                         1,804,575
                                                      ------------
WIRELESS EQUIPMENT -- 1.3%
  American Tower Corp. Cl. A 5.000%,
    02/15/10............................   2,160,000     1,701,000
                                                      ------------
TOTAL CONVERTIBLE CORPORATE BONDS
  (Cost: $97,581,531)...............................    86,334,401
                                                      ------------
                                            NUMBER
                                          OF SHARES
------------------------------------------------------------------
COMMON STOCK -- 0.0%
------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.0%
  Cisco Systems, Inc.*..................           2            32
                                                      ------------
TELECOMMUNICATIONS -- 0.0%
  McLeod, Inc.*.........................           1             9
  Winstar Communications, Inc*..........       1,792         3,864
                                                      ------------
                                                             3,873
                                                      ------------
TOTAL COMMON STOCK
  (Cost: $38,965)...................................         3,905
                                                      ------------
                                          PRINCIPAL
                                            AMOUNT
------------------------------------------------------------------
TIME DEPOSIT -- 4.7%
------------------------------------------------------------------
  Bank One Grand Cayman
    4.690%, 04/02/01
    (Cost: $5,987,613)..................  $5,987,613     5,987,613
                                                      ------------

TOTAL INVESTMENTS -- 100.1%
  (Cost: $135,630,380)............................   126,992,185
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%...      (166,236)
                                                    ------------
NET ASSETS -- 100.0%..............................  $126,825,949
                                                    ------------
                                                    ------------
---------------

* Non-income producing securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH QUALITY BOND FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: CRITERION INVESTMENT MANAGEMENT, SUB ADVISORS: FRED S. ROBERTSON, III, Chief Investment Officer, Fixed Income; JAMES E. KELLERMAN, Portfolio Manager; MALCOM S. DAY, CFA, Portfolio Manager.

  GOAL: The High Quality Bond Fund seeks to maximize long-term total return from a portfolio utilizing multiple sectors of the bond market including a broad range of investment-grade issues, as well as, on an opportunistic basis, developed country international bonds and below-investment grade corporate issues.

  MARKET OVERVIEW: The series of six interest-rate increases made by the Federal Reserve between June 1999 and May 2000 took their toll on the US economy. The Fed raised rates as a result of above-trend-line GDP growth, tight labor markets and fears of inflation. By late 2000, however, data pointed to a sharper-than-expected slowdown in economic activity -- from robust 8.3% growth during the fourth quarter of 1999 to a meager 1.0% one year later.

  With inflation in check and the impact of the US slowdown rippling across the world, the Federal Reserve reversed course. In an effort to engineer a "soft landing" -- slower, but positive GDP growth -- the Central Bank began aggressively easing monetary policy. The Federal Reserve surprised the financial markets with a 50-basis point interest-rate cut in early January 2001 and quickly followed up with two additional half-point cuts later in the first quarter.

  The shift from tighter to easier monetary policy resulted in divergent Treasury market performance during the fiscal year. Early in the period, prices of Treasury securities fell due to rising interest rates. Later, amid evidence that the economy had cooled, Treasuries posted strong gains.

  Prices of non-Treasury securities fell throughout much of the period, as investors' perception of credit and prepayment risk increased. These fears subsided when the Federal Reserve began cutting rates, and performance of non-Treasuries subsequently improved.

  PERFORMANCE: The Fund gained 12.0% during the 12-month period ended March 31, 2001 the Lehman Aggregate Bond Index, which was up 12.5%.

  PORTFOLIO SPECIFICS: The Fund slightly trailed its benchmark this period. Underperformance was mainly concentrated in the second quarter of 2000 when a highly inverted yield curve and tighter monetary policy adversely affected the Funds' holdings relative to the benchmark. For the remainder of the fiscal year, an overweight in non-Treasury sectors and longer-than-benchmark duration positively impacted relative results. Market yields fell, the curve became less inverted, and spreads of non-Treasury securities narrowed as the economy slowed and the Federal Reserve moved to easing.

  MARKET OUTLOOK: While there is a possibility that the US economy could slip into a recession, we expect economic activity to follow a path of slower but still moderate growth. Housing and consumer spending remain firm, and consumer sentiment is beginning to improve. Weakness in equity prices, rising business inventories, falling capital spending and benign inflation should allow the Federal Reserve to continue cutting interest rates, though at a more gradual pace.

  After a slow start in 2001, expectations are for a pick-up in nominal GDP growth, which bodes well for credit-sensitive issues such as corporate bonds and asset-backed securities. In this environment, interest-rate-sensitive bonds, such as longer-maturity Treasury securities, should underperform the broad fixed income market. As a result, we have reduced the Fund's duration and maintained its overweight in corporate securities.

--------------------------------------------------------------------------------

HIGH QUALITY BOND FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN HIGH QUALITY BOND FUND INSTITUTIONAL SHARES WITH THE LEHMAN AGGREGATE BOND INDEX.

                                                         ANNUALIZED TOTAL RETURNS
                                                               As of 3/31/01                       SINCE
                           1 YEAR                                 5 YEARS                         INCEPTION
                           11.95%                                  7.39%                           7.62%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         HIGH QUALITY BOND FUND  LEHMAN AGGREGATE
          INSTITUTIONAL SHARES      BOND INDEX
8/31/95                $250,000          $250,000
09/95                  $257,840          $252,425
10/95                  $262,060          $255,707
11/95                  $267,084          $259,542
12/95                  $272,016          $263,176
01/96                  $271,811          $264,913
02/96                  $265,457          $260,303
03/96                  $263,735          $258,481
04/96                  $262,283          $257,034
05/96                  $261,661          $256,520
06/96                  $264,958          $259,957
07/96                  $265,801          $260,659
08/96                  $264,747          $260,216
09/96                  $269,992          $264,743
10/96                  $275,787          $270,621
11/96                  $280,723          $275,248
12/96                  $278,233          $272,688
01/97                  $278,233          $273,534
02/97                  $280,200          $274,218
03/97                  $276,856          $271,174
04/97                  $280,610          $275,241
05/97                  $283,480          $277,856
06/97                  $287,277          $281,163
07/97                  $294,701          $288,754
08/97                  $291,551          $286,300
09/97                  $296,748          $290,537
10/97                  $300,397          $294,750
11/97                  $302,031          $296,106
12/97                  $304,717          $299,096
01/98                  $309,331          $302,925
02/98                  $310,085          $302,682
03/98                  $311,742          $303,711
04/98                  $312,908          $305,291
05/98                  $315,755          $308,191
06/98                  $317,199          $310,811
07/98                  $318,039          $311,463
08/98                  $319,870          $316,540
09/98                  $326,463          $323,947
10/98                  $322,323          $322,230
11/98                  $328,623          $324,067
12/98                  $330,743          $325,039
01/99                  $334,220          $327,347
02/99                  $328,273          $321,618
03/99                  $330,865          $323,387
04/99                  $333,285          $324,422
05/99                  $329,617          $321,567
06/99                  $327,585          $320,538
07/99                  $325,469          $319,192
08/99                  $323,883          $319,032
09/99                  $328,069          $322,733
10/99                  $329,145          $323,927
11/99                  $330,489          $323,895
12/99                  $329,768          $322,340
01/00                  $328,675          $321,276
02/00                  $332,229          $325,164
03/00                  $336,231          $329,456
04/00                  $334,008          $328,501
05/00                  $333,452          $328,336
06/00                  $339,844          $335,166
07/00                  $342,672          $338,216
08/00                  $348,326          $343,120
09/00                  $349,704          $345,282
10/00                  $349,704          $347,560
11/00                  $354,885          $353,260
12/00                  $365,037          $359,831
01/01                  $373,224          $365,696
02/01                  $376,731          $368,878
3/31/01                $376,734          $370,722

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Lehman Aggregate Bond Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Lehman Aggregate Bond Index consists of securities from the Lehman Brothers Government/ Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested income and dividends. One cannot invest directly in an index.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------
HIGH QUALITY BOND FUND

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS -- 42.7%
-----------------------------------------------------------------
AEROSPACE/DEFENSE -- 0.4%
  Raytheon Co.
    6.400%, 12/15/18....................  $   40,000  $    33,724
  Raytheon Co. Cl. B
    6.500%, 07/15/05....................     175,000      175,123
                                                      -----------
                                                          208,847
                                                      -----------
AIRLINES -- 5.1%
  Air 2 Us 144A A
    8.027%, 10/01/20....................     244,840      261,004
  America West Airlines 2000 1 G
    8.057%, 07/02/20....................     168,362      183,472
  Continental Airlines, Inc. 2002 2 A1
    7.707%, 04/02/21....................     270,000      290,922
  Delta Airlines 2000 1 A2
    7.570%, 11/18/10....................     320,000      344,579
  Northwest Airlines 1999 2A
    7.575%, 03/01/19....................     480,401      507,041
  United Airlines 2000 2 A2
    7.186%, 04/01/11....................     340,000      349,350
  United Airlines A2
    7.730%, 01/01/12....................     130,000      138,776
  US Air, Inc.
    7.076%, 03/20/21....................      90,000       92,055
  US Air, Inc. 2000 3 G
    7.890%, 03/01/19....................     460,000      488,934
                                                      -----------
                                                        2,656,133
                                                      -----------
AUTOMOBILE MANUFACTURER -- 0.1%
  Daimler Chrysler NA Holding
    7.200%, 09/01/09....................      75,000       74,375
                                                      -----------
BROADCASTING -- 0.6%
  Clear Channel Communications
    7.650%, 09/15/10....................      90,000       94,731
  Viacom, Inc. 144A
    7.700%, 07/30/10....................     100,000      108,274
  Viacom, Inc.
    7.700%, 07/30/10....................     100,000      108,547
                                                      -----------
                                                          311,552
                                                      -----------
CASINO/HOTELS -- 0.9%
  Harrahs Operating Co.
    7.500%, 01/15/09....................     120,000      119,592
  Hollywood Casino Corp.
    11.250%, 05/01/07...................     140,000      148,400
  Mirage Resorts
    6.750%, 08/01/07....................     200,000      194,864
                                                      -----------
                                                          462,856
                                                      -----------
CHEMICALS -- 0.6%
  International Specialty
    Products, Inc.
    9.000%, 10/15/03....................     280,000      260,400
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

CHEMICALS (CONTINUED)
  International Specialty
    Products, Inc.
    9.750%, 02/15/02....................  $   40,000  $    38,000
                                                      -----------
                                                          298,400
                                                      -----------
CONSTRUCTION PRODUCTS -- 0.4%
  Associated Materials, Inc.
    9.250%, 03/01/08....................     200,000      190,000
                                                      -----------
DIVERSIFIED FINANCIAL SERVICES -- 2.4%
  ACME Intermediate Holdings Cl. B
    0.000% (until 09/30/02, thereafter
    12.000% to maturity), 09/30/05#.....     100,000       68,000
  Bank of America Corp.
    7.400%, 01/15/11....................     100,000      105,223
  Bank of America Corp.
    7.800%, 02/15/10....................     100,000      107,326
  Citigroup, Inc.
    7.250%, 10/01/10....................      80,000       84,298
  Ford Motor Credit Co.
    7.375%, 10/28/09....................     150,000      155,196
  Goldman Sachs Group
    6.875%, 01/15/11....................      70,000       70,944
  Household Finance Corp.
    7.875%, 03/01/07....................      30,000       32,414
  Keycorp
    6.750%, 03/15/06....................     140,000      142,552
  Nisource, Inc. 144A
    7.625%, 11/15/05....................      80,000       85,046
  RBF Finance Co.
    11.000%, 03/15/06...................     100,000      124,270
  RBF Finance Co.
    11.375%, 03/15/09...................     100,000      122,517
  Verizon Global 144A
    7.250%, 12/01/10....................     150,000      156,945
                                                      -----------
                                                        1,254,731
                                                      -----------
DRILLING -- 0.4%
  Northern National Gas 144A
    7.000%, 06/01/11....................     200,000      204,750
                                                      -----------
DRILLING SERVICES -- 0.3%
  Parker Drilling Co.
    9.750%, 11/15/06....................     140,000      144,200
                                                      -----------
DRUGS/PHARMACEUTICALS -- 0.9%
  American Home Products Corp. 144A
    6.250%, 03/15/06....................     375,000      378,300
  Warner Chilcott, Inc. 144A
    12.625%, 02/15/08...................     100,000      107,375
                                                      -----------
                                                          485,675
                                                      -----------
ELECTRIC -- 5.6%
  Duke Energy
    7.300%, 12/01/10....................     160,000      167,216
  Duke Energy Corp.
    7.375%, 03/01/10....................     100,000      106,749

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS (Continued)
-----------------------------------------------------------------
ELECTRIC (CONTINUED)
  FPL Group Capital
    7.625%, 09/15/06....................  $  125,000  $   133,187
  General Electric Cap. Disc.
    0.000%, 04/16/01....................   2,400,000    2,394,803
  Progress Energy
    6.750%, 03/01/06....................      90,000       92,363
                                                      -----------
                                                        2,894,318
                                                      -----------
HEALTH CARE -- 0.6%
  Abbey Health Care Group
    9.500%, 11/01/02....................     320,000      321,200
                                                      -----------
INSURANCE -- 0.7%
  Hartford Financial Service Group
    7.900%, 06/15/10....................     135,000      149,063
  Lumbermens Mutual Casualty 144A
    8.300%, 12/01/37....................      60,000       49,288
  Principal Life 144A
    6.125%, 03/01/06....................     170,000      172,615
                                                      -----------
                                                          370,966
                                                      -----------
MACHINERY & EQUIPMENT -- 0.4%
  Flowserve Corp.
    12.250%, 08/15/10...................     200,000      211,250
                                                      -----------
MEDIA -- 0.3%
  Time Warner, Inc.
    7.250%, 10/15/17....................     180,000      179,283
                                                      -----------
MEDICAL-DRUGS -- 2.9%
  Schering Corp. Disc.
    0.000%, 04/02/01....................   1,500,000    1,499,656
                                                      -----------
MEDICAL-HOSPITALS -- 0.9%
  Iasis Healthcare Corp.
    13.000%, 10/15/09...................     330,000      353,100
  Quoram Health
    8.750%, 11/01/05....................     100,000      100,500
                                                      -----------
                                                          453,600
                                                      -----------
METALS -- 0.6%
  California Steel Industries
    8.500%, 04/01/09....................      30,000       27,600
  Century Aluminum Co. 144A
    11.750%, 04/15/08...................     145,000      147,900
  Scotia Pacific Co. LLC
    6.550%, 07/20/28#...................     146,061      142,409
                                                      -----------
                                                          317,909
                                                      -----------
MISCELLANEOUS MANUFACTURING -- 0.7%
  DI Industries, Inc.
    8.875%, 07/01/07#...................     170,000      171,700
  International Wire Group
    11.750%, 06/01/05...................      90,000       90,000
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

MISCELLANEOUS MANUFACTURING (CONTINUED)
  International Wire Group
    11.750%, 06/01/05...................  $  125,000  $   125,000
                                                      -----------
                                                          386,700
                                                      -----------
OIL & GAS EXPLORATION -- 0.2%
  Burlington Resources, Inc.
    6.680%, 02/15/11....................      80,000       81,752
                                                      -----------
OIL & GAS MACHINERY -- 0.4%
  Grant Prideco, Inc. 144A
    9.625%, 12/01/07....................     180,000      189,000
                                                      -----------
OIL & GAS PRODUCERS -- 4.9%
  Tesoro Petroleum Corp. 144A
    9.000%, 07/01/08....................     280,000      284,900
  Williams Cos. 144A
    7.500%, 01/15/31....................     175,000      173,696
  Wisconsin Gas Comp. Disc.
    0.000%, 04/09/01....................   1,700,000    1,697,872
  Yosemite 144A
    8.250%, 11/15/04....................     370,000      386,652
                                                      -----------
                                                        2,543,120
                                                      -----------
OIL FIELD SERVICES -- 0.2%
  Petroleum Geo
    7.125%, 03/30/28....................     140,000      107,702
                                                      -----------
PACKAGING & CONTAINERS -- 0.5%
  Four M Corp. Cl. B 144A
    12.000%, 06/01/06...................     280,000      275,800
                                                      -----------
PAPER & RELATED PRODUCTS -- 0.1%
  Westvaco Corp.
    7.950%, 02/15/31....................      60,000       57,416
                                                      -----------
PIPELINES -- 0.2%
  Sonat, Inc.
    7.625%, 07/15/11....................     110,000      116,676
                                                      -----------
REGIONAL/COMMERCIAL BANKS -- 0.4%
  Union Planters Corp.
    7.750%, 03/01/11....................     200,000      205,492
                                                      -----------
RENTAL AUTO/EQUIPMENT -- 0.2%
  Hertz Corp.
    7.625%, 08/15/07....................     110,000      115,038
                                                      -----------
RETAIL-BUILDING PRODUCTS -- 0.5%
  Lowe's Companies, Inc.
    8.250%, 06/01/10....................      60,000       66,138
  Lowe's Companies, Inc.
    7.500%, 12/15/05....................     175,000      185,439
                                                      -----------
                                                          251,577
                                                      -----------
RETAIL-DISCOUNT -- 2.7%
  Wal-Mart Stores Disc.
    0.000%, 04/17/01....................   1,400,000    1,396,874
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH QUALITY BOND FUND

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS (Continued)
-----------------------------------------------------------------
TELECOMMUNICATIONS -- 6.6%
  AT&T Wireless Group 144A
    7.875%, 03/01/11....................  $  240,000  $   240,012
  Broadwing Communications Ser B
    12.500%, 08/15/09#..................     230,000      236,900
  Deutsche Telecom
    8.000%, 06/15/10....................     160,000      162,536
  Frontiervision Operating
    11.000%, 10/15/06...................      90,000       92,700
  Global Crossing, Ltd.
    9.625%, 05/15/08....................     280,000      263,900
  Microcell Telecommunications, Inc.
    Cl. B 144A
    0.000% (Until 06/01/04, Thereafter
    12.000% to Maturity), 06/01/09#.....     120,000       73,200
  NTL Incorporated, Inc.
    0.000% (until 02/01/01 thereafter
    11.500% to maturity), 02/01/06......     164,000      145,960
  Olympus Communications Corp.
    10.625%, 11/15/06...................     130,000      132,600
  Price Communications Wireless, Inc.
    144A
    9.125%, 12/15/06....................      80,000       82,200
  Qwest Cap 144A
    7.900%, 08/15/10....................     160,000      169,494
  SBC Communications, Inc.
    6.250%, 03/15/11....................     380,000      377,135
  Sprint Capital Corp.
    7.125%, 01/30/06....................     150,000      151,220
  Sprint Capital Corp.
    7.625%, 01/30/11....................      90,000       90,551
  TeleCorp PCS, Inc. 144A
    0.000% (until 04/15/04 thereafter
    11.625% to maturity), 04/15/09......     290,000      192,850
  TeleCorp PCS, Inc.
    10.625%, 07/15/10...................     180,000      172,350
  Tritel PCS, Inc.
    0.000% (until 05/15/04 thereafter
    12.750% to maturity), 05/15/09......     550,000      360,250
  Triton PCS Holdings, Inc. 144A
    0.000% (until 05/01/03 thereafter
    11.000% to maturity), 05/01/08......     430,000      332,175
  Western Wireless Corp.
    10.500%, 02/01/07...................      60,000       61,200
  Western Wireless Corp.
    10.500%, 06/01/06...................      20,000       20,400
  Worldcom, Inc.
    6.950%, 08/15/28....................      60,000       51,486
                                                      -----------
                                                        3,409,119
                                                      -----------
TELECOMMUNICATIONS SERVICES -- 0.0%
  Asia Global Crossing, Ltd. Cl. A 144A
    13.375%, 10/15/10...................      20,000       19,750
                                                      -----------
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

TRANSPORTATION-MARITIME -- 0.4%
  Trans Ocean
    6.625%, 04/15/11....................  $  200,000  $   200,748
                                                      -----------
WIRELESS EQUIPMENT -- 0.6%
  Motorola, Inc.
    7.625%, 11/15/10....................     300,000      294,972
                                                      -----------
TOTAL CORPORATE BONDS
  (Cost: $21,969,969)...............................   22,191,437
                                                      -----------
-----------------------------------------------------------------
FOREIGN CORPORATE BONDS -- 4.3%
-----------------------------------------------------------------
CANADA -- 0.7%
  360 Networks, Inc. 144A
    13.000%, 05/01/08...................     140,000       53,200
  Repap New Brunswick, Inc.
    10.625%, 04/15/05...................     160,000      164,256
  Teleglobe, Inc.
    7.200%, 07/20/09....................     130,000      129,085
                                                      -----------
                                                          346,541
                                                      -----------
CHILE -- 0.6%
  Celulosa Arauco
    8.625%, 08/15/10....................     100,000      104,584
  Chilgener S.A.
    6.500%, 01/15/06....................     120,000      113,974
  Empresa Nacional de Electricidad
    8.125%, 02/01/97....................     120,000       96,325
                                                      -----------
                                                          314,883
                                                      -----------
MEXICO -- 0.5%
  Pemex Finance, Ltd.
    6.300%, 05/15/10....................     170,000      164,850
  Pemex Project 144A
    9.125%, 10/13/10....................      70,000       70,525
                                                      -----------
                                                          235,375
                                                      -----------
UNITED KINGDOM -- 2.2%
  Amvescap PLC 144A
    6.600%, 05/15/05....................     110,000      111,289
  Diamond Cable Co.
    0.000% (Until 04/30/01, Thereafter
    13.250% To Maturity), 09/30/04#.....     200,000      195,000
  Energis PLC 144A
    9.750%, 06/15/09....................     270,000      253,800
  ONO Finance PLC
    13.000%, 05/01/09...................     320,000      249,600
  Telewest Fin Reg S
    6.000% 07/07/05.....................     350,000      276,500
  United Utilities PLC
    6.875%, 08/15/28....................      90,000       75,864
                                                      -----------
                                                        1,162,053
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
FOREIGN CORPORATE BONDS (Continued)
-----------------------------------------------------------------
VENEZUELA -- 0.3%
  Cerro Negro Finance, Ltd. 144A
    7.330%, 12/01/09....................  $  165,000  $   150,848
                                                      -----------
TOTAL FOREIGN CORPORATE BONDS
  (Cost: $2,239,573)................................    2,209,700
                                                      -----------
-----------------------------------------------------------------
US TREASURY OBLIGATIONS -- 32.5%
-----------------------------------------------------------------
US TREASURY BONDS -- 7.7%
  8.875%, 08/15/17......................   1,750,000    2,376,168
  8.500%, 02/15/20......................     250,000      334,453
  8.000%, 11/15/21......................     975,000    1,257,594
                                                      -----------
                                                        3,968,215
                                                      -----------
US TREASURY NOTES -- 22.8%
  6.500%, 05/31/01+.....................     150,000      150,445
  7.500%, 02/15/05......................   4,635,000    5,113,702
  6.500%, 08/15/05......................   2,610,000    2,806,977
  6.500%, 02/15/10......................   3,430,000    3,789,087
                                                      -----------
                                                       11,860,211
                                                      -----------
US TREASURY STRIPS -- 2.0%
  0.000%, 02/15/15......................   2,190,000    1,001,509
  0.000%, 11/15/23......................     200,000       54,396
                                                      -----------
                                                        1,055,905
                                                      -----------
TOTAL US TREASURY OBLIGATIONS
  (Cost: $16,747,611)...............................   16,884,331
                                                      -----------
-----------------------------------------------------------------
AGENCY OBLIGATIONS -- 16.5%
-----------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 9.6%
  Fannie Mae 15 YR TBA
    6.000%, 12/31/28....................   1,080,000    1,077,981
  Fannie Mae 15 YR TBA
    6.500%, 08/01/13....................     360,000      364,277
  Fannie Mae 30 YR TBA
    6.500%, 02/01/29....................   2,500,000    2,489,850
  Pool #3235821
    6.000%, 07/01/29....................     341,873      333,969
  Pool #573919
    7.000%, 03/01/16....................     359,965      367,949
  Pool #570589
    7.500%, 02/01/31....................     359,964      367,837
  Pool #380032
    10.000%, 10/01/03...................       9,861       10,338
                                                      -----------
                                                        5,012,201
                                                      -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 6.9%
  Pool #780734
    6.500%, 03/15/28....................      36,649       36,672
  Pool #483898
    6.500%, 08/15/28....................     679,180      679,391
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
  Pool #537038
    6.500%, 03/15/31....................  $  710,000  $   709,773
  Pool #457935
    7.000%, 12/15/28....................      28,374       28,830
  Pool #433606
    7.000%, 02/15/28....................      69,028       70,139
  Pool #483360
    7.000%, 07/15/29....................      60,882       61,855
  Pool #515483
    7.000%, 09/15/30....................     898,745      912,992
  Pool #436164
    7.500%, 01/15/28....................     388,154      398,359
  Pool #458876
    7.500%, 04/15/28....................     319,434      327,832
  Pool #537967
    8.000%, 07/15/30....................     337,496      348,789
  Pool #299705
    8.500%, 02/15/21....................       3,963        4,159
  Pool #064054
    11.500%, 02/15/13...................         240          251
  Pool #68958
    11.500%, 07/15/13...................         630          702
                                                      -----------
                                                        3,579,744
                                                      -----------
TOTAL AGENCY OBLIGATIONS
  (Cost: $8,532,489)................................    8,591,945
                                                      -----------
-----------------------------------------------------------------
FOREIGN GOVERNMENT BONDS -- 3.0%
-----------------------------------------------------------------
GERMANY -- 3.0%
  Federal Republic of Germany
    7.375%, 01/03/05
    (Cost: $1,654,427)..................   1,600,000    1,557,072
                                                      -----------
-----------------------------------------------------------------
CMO'S AND ASSET-BACKED SECURITIES -- 5.9%
-----------------------------------------------------------------
ELECTRIC -- 4.9%
  Commonwealth Edison Transitional
    Funding Trust
    5.440%, 03/25/07....................     275,000      276,719
  Commonwealth Edison Transitional
    Funding Trust
    5.630%, 06/25/09....................     175,000      174,725
  Connecticut 2001 A3
    5.73%, 03/30/09.....................     475,000      477,078
  Connecticut 2001-1 A2
    5.360%, 03/30/07....................     400,000      401,125
  Illinois Power Special Purpose Trust
    1998 A6
    5.540%, 06/25/09....................      25,000       24,828
  Peco Energy 1999-A A4
    5.800%, 03/01/07....................     545,000      552,663
  Peco Energy 1999-A A6
    6.050%, 03/01/09....................     560,000      568,921

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH QUALITY BOND FUND

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CMO'S AND ASSET-BACKED SECURITIES (Continued)
-----------------------------------------------------------------
ELECTRIC (CONTINUED)
  PP&L Transition Bond Company 1999-1 A7
    7.050%, 06/25/09....................  $   50,000  $    52,875
                                                      -----------
                                                        2,528,934
                                                      -----------
MORTGAGE-COMMERCIAL -- 1.0%
  Global Franchise Trust 1998 A1 144A
    6.349%, 04/10/20....................     196,371      198,426
  GMAC
    6.750%, 01/15/06....................     250,000      255,570
  GMAC
    7.250%, 03/02/11....................      60,000       61,389
                                                      -----------
                                                          515,385
                                                      -----------
TOTAL CMO'S AND ASSET-BACKED SECURITIES
  (Cost: $3,029,509)................................    3,044,319
                                                      -----------
                                          CONTRACTS
-----------------------------------------------------------------
PURCHASED OPTIONS -- 0.0%
-----------------------------------------------------------------
  Call Option EUR/USD April
    .9005, 04/19/01.....................     650,000        1,839
                                                      -----------
TOTAL PURCHASED OPTIONS
  (Cost: $10,025)...................................        1,839
                                                      -----------

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
TIME DEPOSIT -- 0.1%
-----------------------------------------------------------------
  Brown Brothers Harriman & Co.
    (Grand Cayman)
    4.690%, 04/02/01
    (Cost: $44,987).....................  $   44,987  $    44,987
                                                      -----------
TOTAL INVESTMENTS -- 105.0%
  (Cost: $54,228,590)...............................   54,525,630
                                                      -----------

                                          CONTRACTS
-----------------------------------------------------------------
SECURITIES SOLD SHORT -- 0.0%
-----------------------------------------------------------------
WRITTEN OPTIONS
  Put Option EUR/USD April
    .9500, 04/21/01.....................    (650,000)           0
                                                      -----------
TOTAL WRITTEN OPTIONS
  (Cost: $6,046)....................................            0
                                                      -----------

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS --
105.0%
  (COST: $54,222,544).............................    54,525,630
LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.0%)...    (2,580,069)
                                                     -----------
NET ASSETS -- 100.0%..............................   $51,945,561
                                                     -----------
                                                     -----------
---------------

  #  Illiquid Security
  + Securities or a portion thereof, with an aggregate market value of $150,445 has been segregated to collateralize forward exchange currency contracts.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH YIELD BOND INSTITUTIONAL SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: DOUGLAS G. FORSYTH, CFA, Portfolio Manager; WILLIAM STICKNEY, Portfolio Manager; MICHAEL E. YEE, Portfolio Manager; JUSTIN KASS, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The High Yield Bond Fund seeks to deliver total return via high current income and long-term capital appreciation from a diversified portfolio consisting primarily of lower-rated US corporate fixed income securities.

  MARKET OVERVIEW: In contrast to the declines registered by most major equity indices this period, prices of high yield bonds climbed higher during the fiscal year ended March 31, 2001.

  In the spring of 2000, the high yield market was essentially flat, characterized by minimal new issue volume and light secondary trading. In June, amid a cascade of new deals, high yield prices rallied. The upturn was short lived, however, and the market drifted lower throughout much of the remainder of the year. Losses were the result of tight monetary policy and the subsequent inversion of the treasury yield curve, a lack of market liquidity, and extreme stock market volatility. More stringent bank credit standards that put pressure on the sector's less-worthy credits also weighed on investor sentiment.

  In early 2001, the market rebounded in response to interest-rate cuts by the Federal Reserve, a pick-up in new issuance, improved liquidity and strong cash flows into high yield bond mutual funds. Mutual fund inflows during the first two months of 2001 exceeded the total net intake in 1999, the last full year of positive flows.

  PERFORMANCE: During the 12 months ended March 31, 2001, the Fund gained 0.8%, and the Salomon Smith Barney High Yield Index advanced 2.7% and the CS First Boston High Yield Index advanced 0.8%. The Lipper High Yield Index declined 5.2% during the same period.

  PORTFOLIO SPECIFICS: Sharp downside volatility in the equity market had an unfavorable impact on performance this period. Amid turbulent stock market conditions, equity investors tended to ignore companies' fundamental characteristics. The lack of focus on fundamentals spilled over into the high yield bond market. Bonds of issuers with strong balance sheets and accelerating cash flow -- the types of securities the Fund owns -- weren't necessarily the market's top performers.

  On a positive note, through consistent application of our research-intensive investment process, we avoided holding securities of poorly financed, cash-flow-negative companies. The Fund benefited from credit upgrades of numerous issuers including Jack in the Box, a fast-food restaurant chain, and Flextronics, a global outsourcer of electronics manufacturing services.

  MARKET OUTLOOK: Looking ahead, several positive factors set the stage for prices of high yield bonds to climb higher, including:
  - Current accommodative monetary policy by the Fed

  - Ongoing strong cash flows into mutual funds

  - Stability in the stock market following a period of unprecedented volatility

  Ultimately, however, company-specific fundamentals will drive the Fund's performance. As a result, we continue to apply our proven investment philosophy and process centered on rigorous credit analysis.

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN HIGH YIELD BOND FUND INSTITUTIONAL SHARES WITH THE CS FIRST BOSTON HIGH YIELD INDEX AND THE SALOMON SMITH BARNEY HIGH YIELD INDEX.

                                                                                                   SINCE
                           1 YEAR                        ANNUALIZED TOTAL RETURNS                 INCEPTION
                            0.78%                              As of 3/31/01                       9.94%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              HIGH YIELD        CS FIRST
              BOND FUND        BOSTON HIGH  SALOMON SMITH BARNEY
         INSTITUTIONAL SHARES  YIELD INDEX    HIGH YIELD INDEX
7/31/96              $250,000     $250,000              $250,000
08/96                $256,780     $252,725              $252,600
09/96                $265,702     $257,072              $258,511
10/96                $268,927     $259,231              $261,484
11/96                $273,926     $263,275              $266,504
12/96                $278,314     $268,409              $268,610
01/97                $283,685     $270,369              $270,631
02/97                $289,776     $275,451              $275,236
03/97                $284,740     $272,366              $272,397
04/97                $285,969     $274,790              $274,342
05/97                $298,355     $280,314              $279,886
06/97                $305,705     $284,126              $284,609
07/97                $315,198     $290,150              $291,128
08/97                $318,279     $291,716              $291,861
09/97                $331,438     $297,492              $296,962
10/97                $332,537     $297,463              $299,347
11/97                $336,209     $299,575              $300,868
12/97                $337,882     $302,301              $304,017
01/98                $349,162     $307,440              $310,897
02/98                $353,474     $309,838              $313,000
03/98                $357,326     $311,387              $316,379
04/98                $360,503     $313,722              $318,098
05/98                $361,564     $314,664              $318,946
06/98                $363,444     $315,324              $319,658
07/98                $366,798     $317,532              $322,214
08/98                $346,504     $295,971              $300,615
09/98                $338,199     $295,942              $304,322
10/98                $329,809     $290,052              $300,136
11/98                $349,778     $304,758              $315,203
12/98                $353,159     $304,057              $314,975
01/99                $361,234     $306,915              $319,693
02/99                $360,705     $306,271              $317,007
03/99                $363,377     $309,058              $319,688
04/99                $374,002     $315,888              $326,383
05/99                $369,987     $312,476              $321,254
06/99                $372,230     $312,633              $320,533
07/99                $374,483     $312,789              $321,229
08/99                $372,186     $310,005              $317,407
09/99                $371,425     $307,618              $315,010
10/99                $372,224     $306,111              $312,859
11/99                $380,164     $310,274              $317,761
12/99                $386,897     $314,028              $320,433
01/00                $387,057     $312,772              $317,783
02/00                $390,727     $314,711              $318,540
03/00                $386,070     $309,991              $312,060
04/00                $389,146     $309,526              $313,299
05/00                $385,409     $304,573              $308,942
06/00                $395,091     $311,396              $315,879
07/00                $397,567     $314,323              $319,309
08/00                $397,746     $316,429              $321,687
09/00                $391,185     $313,518              $318,237
10/00                $380,829     $303,767              $308,816
11/00                $363,795     $291,799              $296,188
12/00                $373,720     $297,664              $302,243
01/01                $395,712     $315,494              $322,614
02/01                $400,493     $318,680              $326,466
3/31/01              $389,078     $312,339              $320,535

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the CS First Boston High Yield Index and the Salomon Smith Barney High Yield Index ("SSBHY") for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged CS First Boston High Yield Index includes over 180 U.S. domestic issues with an average maturity range of seven to ten years and with a minimum issue size of $100 million. The SSBHY Index captures the performance of below investment-grade debt securities issued by corporations domiciled in the U.S. and Canada. The Index includes cash-pay and deferred-interest securities. In future reports, the Fund will compare its performance to the SSBHY Index as its composition more accurately reflects the market in which the Fund invests. The unmanaged indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested income and dividends. One cannot invest directly in an index.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------

HIGH YIELD BOND FUND

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS -- 87.6%
-----------------------------------------------------------------
AIRLINES -- 1.3%
  Atlas Air, Inc.
    10.750%, 08/01/2005.................  $  524,000  $   547,580
                                                      -----------
APPAREL -- 0.8%
  Phillips Van-Heusen 144A
    9.500%, 05/01/08....................     310,000      317,750
                                                      -----------
APPLIANCES -- 1.7%
  Salton, Inc.
    10.750%, 12/15/05...................     750,000      714,375
                                                      -----------
BROADCASTING -- 4.3%
  CD Radio, Inc.
    14.500%, 05/15/09...................     850,000      510,000
  Crown Castle Intl Corp.
    10.750%, 08/01/11...................     840,000      867,300
  United International Holdings
    0.000% (until 02/15/03, thereafter
    10.750% to maturity), 02/15/08......     960,000      460,800
                                                      -----------
                                                        1,838,100
                                                      -----------
BUILDING & CONSTRUCTION -- 4.5%
  Nortek, Inc.
    9.875%, 03/01/04....................     575,000      577,875
  Ryland Group, Inc.
    9.750%, 09/01/10....................     770,000      804,650
  Standard-Pacific Corp.
    9.500%, 09/15/10....................     530,000      532,650
                                                      -----------
                                                        1,915,175
                                                      -----------
BUSINESS SERVICES -- 1.3%
  Iron Mountain, Inc.
    8.625%, 04/01/13....................     315,000      317,756
  Iron Mountain, Inc. 144A
    8.750%, 09/30/09....................     225,000      227,813
                                                      -----------
                                                          545,569
                                                      -----------
CASINO/HOTELS -- 4.8%
  Anchor Gaming
    9.875%, 10/15/08....................     765,000      812,813
  Argosy Gaming Co. 144A
    10.750%, 06/01/09...................     250,000      268,750
  Argosy Gaming Co.
    10.750%, 06/01/09...................     250,000      268,750
  Autotote Corp. 144A Rt. Cl. A
    12.500%, 08/15/10...................     355,000      305,300
  Prime Hospitality Corp. 144A Ser. B
    9.750%, 04/01/07....................      70,000       70,700
  Venetian Casino
    12.250%, 11/15/04...................     305,000      314,913
                                                      -----------
                                                        2,041,226
                                                      -----------
DIVERSIFIED FINANCIAL SERVICES -- 3.7%
  ACME Intermediate Holdings Cl. B
    0.000% (until 09/30/01, thereafter
    12.000% to maturity), 09/30/05......     400,000      272,000
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
  Metris Cos., Inc. 144A
    10.125%, 07/15/06...................  $  730,000  $   664,300
  Sovereign Bancorp., Inc.
    8.125%, 03/15/04....................     650,000      656,746
                                                      -----------
                                                        1,593,046
                                                      -----------
DRUGS/PHARMACEUTICALS -- 3.7%
  AdvancePCS 144A
    8.500%, 04/01/08....................     750,000      761,250
  Omnicare, Inc. 144A
    8.125%, 03/15/11....................     405,000      413,100
  Twin Laboratories, Inc.
    10.250%, 05/15/06...................      40,000       20,400
  Warner Chilcott, Inc. 144A
    12.625%, 02/15/08...................     350,000      375,813
                                                      -----------
                                                        1,570,563
                                                      -----------
ELECTRIC -- 4.0%
  AES Corp.
    9.500%, 06/01/09....................     800,000      844,000
  Calpine Corp.
    8.625%, 08/15/10....................     840,000      868,963
                                                      -----------
                                                        1,712,963
                                                      -----------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.8%
  Hadco Corp. 144A
    9.500%, 06/15/08#...................     350,000      336,875
                                                      -----------
ENTERTAINMENT -- 3.5%
  Alliance Atlantis
    Communications, Inc. 13.000%,
    12/15/09............................     300,000      321,375
  Alliance Atlantis
    Communications, Inc. Class B 144A
    13.000%, 12/15/09...................     500,000      535,625
  Ascent Entertainment Group, Inc.
    0.000% (until 12/15/02, thereafter
    11.875% to maturity), 12/15/04......     755,000      653,075
                                                      -----------
                                                        1,510,075
                                                      -----------
FUNERAL SERVICES -- 0.8%
  Stewart Enterprises, Inc. Cl. A
    6.400%, 05/01/03....................     400,000      342,230
                                                      -----------
HEALTH CARE -- 2.3%
  Abbey Healthcare Group, Inc.
    9.500%, 11/01/02#...................     325,000      326,219
  Triad Hospitals Holdings, Inc. 144A
    Ser. B
    11.000%, 05/15/09...................     575,000      632,500
                                                      -----------
                                                          958,719
                                                      -----------
INTERNET SOFTWARE -- 1.2%
  Exodus Communications
    11.250%, 07/01/08...................     635,000      508,000
                                                      -----------
OIL & GAS PRODUCTION -- 0.5%
  Stone Energy Corp.
    8.750%, 09/15/07....................     220,000      223,300
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS (Continued)
-----------------------------------------------------------------
PUBLISHING -- 1.3%
  American Lawyer Media, Inc.
    9.750%, 12/15/07....................  $  625,000  $   570,312
                                                      -----------
RACETRACKS -- 1.6%
  Penn National Gaming, Inc. 144A
    11.125%, 03/01/08...................     690,000      688,275
                                                      -----------
RECREATIONAL CENTERS -- 2.0%
  Bally Total Fitness Holdings
    9.875%, 10/15/07....................     885,000      869,512
                                                      -----------
RENTAL AUTO/EQUIPMENT -- 3.7%
  Rent-A-Center, Inc. 144A
    11.000%, 08/15/08...................     600,000      606,000
  United Rentals, Inc. 144A Ser. B
    9.000%, 04/01/09....................     210,000      186,900
  United Rentals, Inc.
    9.500%, 06/01/08....................     840,000      764,400
                                                      -----------
                                                        1,557,300
                                                      -----------
RESORTS/THEME PARKS -- 1.8%
  Premier Parks, Inc.
    9.750%, 06/15/07....................     750,000      770,625
                                                      -----------
RETAIL-ARTS & CRAFTS -- 0.9%
  Michaels Stores, Inc.
    10.875%, 06/15/06#..................     365,000      383,250
                                                      -----------
RETAIL-AUTO PARTS -- 0.3%
  Advance Stores Co., Inc.
    10.250%, 04/15/08...................     140,000      130,200
                                                      -----------
RETAIL-AUTOMOBILE -- 1.5%
  Sonic Automotive, Inc. 144A Ser. B
    11.000%, 08/01/08...................     675,000      627,750
                                                      -----------
RETAIL-DISCOUNT -- 1.5%
  Tuesday Morning Corp.
    11.000%, 12/15/07...................     734,000      645,920
                                                      -----------
RETAIL-FOOD -- 3.6%
  Fleming Co., Inc. 144A
    10.500%, 12/01/04...................     215,000      218,225
  Fleming Co., Inc. 144A
    10.625%, 07/31/07...................     290,000      292,900
  Fleming Co., Inc.
    10.625%, 04/16/01...................   1,000,000    1,017,500
                                                      -----------
                                                        1,528,625
                                                      -----------
RETAIL-INTERNET -- 0.9%
  Amazon.com, Inc. 144A
    0.000% (until 05/01/03, thereafter
    10.000% to maturity), 05/01/08......     675,000      391,500
                                                      -----------
RETAIL-MUSIC STORES -- 3.2%
  Musicland, Inc.
    9.875%, 03/15/08....................     960,000    1,012,061
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

RETAIL-MUSIC STORES (CONTINUED)
  Musicland Stores Corp.
    9.000%, 06/15/03#...................  $  355,000  $   355,000
                                                      -----------
                                                        1,367,061
                                                      -----------
RETAIL-RESTAURANT -- 1.5%
  Foodmaker, Inc.
    8.375%, 04/15/08....................     670,000      648,225
                                                      -----------
RETAIL-VIDEO RENTAL -- 0.3%
  Hollywood Entertainment Corp.
    10.625%, 08/15/04...................     175,000      112,000
                                                      -----------
TELECOMMUNICATIONS -- 8.3%
  International Cabletel, Inc. Ser. A
    12.750%, 04/15/05...................     325,000      308,750
  McLeodUSA, Inc. 144A Cl. A
    9.500%, 11/01/08....................     340,000      305,150
  Metromedia Fiber Network 144A Ser. B
    10.000%, 11/15/08...................     580,000      481,400
  NTL Communications Corp. 144A
    11.875%, 10/01/10...................     745,000      674,225
  Pac-West Telecomm, Inc.
    13.500%, 02/01/09#..................     590,000      501,500
  Spectrasite Holdings, Inc.
    0.000% (until 04/15/04, thereafter
    11.250% to maturity), 04/15/09......   1,000,000      457,500
  Triton PCS, Inc. 144A
    9.375%, 02/01/11....................     605,000      583,825
  Winstar Communications, Inc. 144A
    12.750%, 04/15/10...................     782,000      203,320
                                                      -----------
                                                        3,515,670
                                                      -----------
TELECOMMUNICATIONS EQUIPMENT -- 3.4%
  American Tower Corp. Class A 144A
    9.375%, 02/01/09....................     680,000      651,100
  Echostar DBS Corp.
    9.375%, 02/01/09....................     650,000      651,625
  Northeast Optic Network
    12.750%, 08/15/08...................     320,000      144,000
                                                      -----------
                                                        1,446,725
                                                      -----------
TELEPHONE -- 6.3%
  Nextel Communications, Inc. 144A
    0.000% (until 10/31/02, thereafter
    9.750% to maturity), 10/31/07.......     960,000      669,600
  Nextel Communications, Inc. 144A
    9.375%,11/15/09.....................     535,000      454,750
  Nextlink Communications, Inc. 144A
    12.500%, 04/15/06...................     230,000      166,750
  Nextlink Communications, Inc.
    10.750%, 06/01/09...................     860,000      507,400
  Time Warner Telecom, Inc.
    Class A 144A
    10.125%, 02/01/11...................     910,000      910,000
                                                      -----------
                                                        2,708,500
                                                      -----------
TELEVISION -- 5.4%
  Century Comm Corp. Class A
    9.750%, 02/15/02....................     170,000      171,700

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS (Continued)
-----------------------------------------------------------------
TELEVISION (CONTINUED)
  Charter Comm.
    10.250%, 01/15/10...................  $  840,000  $   877,800
  FrontierVision Operating Partners, L.P
    11.000%, 10/15/06...................     800,000      828,000
  LodgeNet Entertainment Corp. 144A
    10.250%, 12/15/06...................     431,000      435,310
                                                      -----------
                                                        2,312,810
                                                      -----------
WASTE DISPOSAL -- 0.9%
  Stericycle, Inc.
    12.375%, 11/15/09...................     355,000      372,750
                                                      -----------
TOTAL CORPORATE BONDS
  (Cost: $39,337,551)...............................   37,322,556
                                                      -----------
-----------------------------------------------------------------
FOREIGN CORPORATE BONDS -- 8.4%
-----------------------------------------------------------------
AUSTRALIA -- 0.1%
  Bulong Operations 144A
    12.500%, 12/15/08...................     180,000       61,425
                                                      -----------
BERMUDA -- 1.6%
  Global Crossing Holding 144A
    8.700%, 08/01/07....................     750,000      686,250
                                                      -----------
CANADA -- 2.6%
  Celestica International 144A
    10.500%, 12/31/06...................     350,000      362,250
  Intrawest Corp. 144A
    10.500%, 02/01/10...................     695,000      724,537
                                                      -----------
                                                        1,086,787
                                                      -----------
NETHERLANDS -- 1.2%
  United Pan-Europe Communications NV
    144A Ser. B
    11.500%, 02/01/10...................     340,000      231,200
-----------------------------------------------------------------

NETHERLANDS (CONTINUED)
  Versatel Telecommunications
    11.875%, 07/15/09...................  $  500,000  $   295,000
                                                      -----------
                                                          526,200
                                                      -----------
SINGAPORE -- 1.9%
  Flextronics International, Ltd. 144A
    9.875%, 07/01/10....................     850,000      820,250
                                                      -----------
UNITED KINGDOM -- 1.0%
  Energis PLC 144A
    9.750%, 06/15/09....................     430,000      413,875
                                                      -----------
TOTAL FOREIGN CORPORATE BONDS
  (Cost: $4,053,147)................................    3,594,787
                                                      -----------

                                            NUMBER
                                          OF SHARES
-----------------------------------------------------------------
PREFERRED STOCK -- 0.0%
-----------------------------------------------------------------
TELECOMMUNICATIONS -- 0.0%
  XO Communications, Inc. Ser. E
    (Cost: $7,448)#.....................         189       10,395
                                                      -----------

                                          PRINCIPAL
                                            AMOUNT
-----------------------------------------------------------------
TIME DEPOSIT -- 0.5%
-----------------------------------------------------------------
  Brown Brothers Harriman & Co.
    (Grand Cayman)
    4.690%, 04/02/01
    (Cost: $191,767)....................  $  191,767      191,767
                                                      -----------

TOTAL INVESTMENTS -- 96.5%
  (Cost: $43,589,913).............................    41,119,505
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.5%.....     1,502,503
                                                     -----------
NET ASSETS -- 100.0%..............................   $42,622,008
                                                     -----------
                                                     -----------
---------------

  #  Illiquid Security

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS

For a share outstanding during the period indicated

                                                                            DISTRIBUTIONS FROM:
                                                                         -------------------------
                           NET ASSET         NET          NET REALIZED      NET           NET       NET ASSET
                            VALUE,       INVESTMENT      AND UNREALIZED  INVESTMENT    REALIZED      VALUE,
                           BEGINNING  INCOME (LOSS) (2)   GAINS (LOSS)     INCOME    CAPITAL GAINS   ENDING
-------------------------------------------------------------------------------------------------------------
                                             GLOBAL EQUITY FUNDS
WORLDWIDE GROWTH
  For the year ended
    03/31/01                $ 38.70        $(0.09)         $ (16.13)       $   --      $ (6.69)      $ 15.79
  For the period 5/7/99
    through 3/31/00           23.77         (0.14)            15.07            --           --         38.70
  For the period 4/1/99
    through 5/7/99 (1)        22.26         (0.02)             1.53            --           --         23.77
  For the year ended
    3/31/99                   17.90          0.67              5.16         (0.64)       (0.83)        22.26
  For the year ended
    3/31/98                   14.21          0.25              4.56            --        (1.12)        17.90
  For the year ended
    3/31/97                   15.42         (0.12)             2.08            --        (3.17)        14.21
  For the year ended
    3/31/96                   13.06          0.06              2.58         (0.28)          --         15.42
GLOBAL BLUE CHIP
  For the year ended
    03/31/01                $ 31.91        $(0.06)         $ (10.00)       $   --      $ (8.99)      $ 12.86
  For the year ended
    3/31/00                   20.48         (0.21)            19.90            --        (8.26)        31.91
  For the year ended
    3/31/99                   14.81         (0.05)             5.86            --        (0.14)        20.48
  9/30/97 (commenced) to
    3/31/98                   12.50            --              2.31            --           --         14.81
GLOBAL TECHNOLOGY
  For the year ended
    03/31/01                $138.95         (0.78)         $ (80.32)       $   --      $(35.58)      $ 22.27
  For the year ended
    3/31/00                   44.64         (1.09)           108.81            --      $(13.41)       138.95
  7/31/98 (commenced) to
    3/31/99                   12.50         (0.05)            32.19            --           --         44.64
GLOBAL HEALTH CARE
  For the year ended
    03/31/01                $ 30.91        $(0.16)         $   0.03        $(0.10)     $ (7.70)      $ 22.98
  9/1/99 (commenced) to
    3/31/00                   12.50         (0.10)            18.52        $(0.01)          --         30.91

                                         INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the year ended
    03/31/01                $ 31.88          0.04          $ (11.29)       $   --      $ (1.42)      $ 19.21
  For the period 5/7/99
    through 3/31/00           20.61         (0.09)            11.38         (0.02)          --         31.88
  For the period 4/1/99
    through 5/7/99 (1)        19.73         (0.02)             0.90            --           --         20.61
  For the year ended
    3/31/99                   18.55            --              1.18            --           --         19.73
  For the year ended
    3/31/98                   14.13         (0.02)             5.12            --        (0.68)        18.55
  12/27/96 (commenced) to
    3/31/97                   12.50            --              1.63            --           --         14.13
INTERNATIONAL SMALL CAP
  GROWTH
  For the year ended
    03/31/01                $ 51.19        $(0.09)         $ (17.92)       $(0.13)     $ (8.67)      $ 24.38
  For the period 5/7/99
    through 3/31/00           22.38         (0.24)            29.26            --        (0.21)        51.19
  For the period 4/1/99
    through 5/7/99 (1)        21.12         (0.01)             1.27            --           --         22.38
  For the year ended
    3/31/99                   18.45          0.03              3.22            --        (0.58)        21.12
  For the year ended
    3/31/98                   17.02         (0.13)             5.50            --        (3.94)        18.45
  For the year ended
    3/31/97                   15.05            --              2.28         (0.08)       (0.23)        17.02
  For the year ended
    3/31/96                   13.09          0.06              2.02         (0.12)          --         15.05
EMERGING COUNTRIES
  For the year ended
    03/31/01                $ 23.69        $(0.02)         $ (10.84)       $   --      $ (1.63)      $ 11.20
  For the period 5/7/99
    through 3/31/00           15.88         (0.10)             7.91            --           --         23.69
  For the period 4/1/99
    through 5/7/99 (1)        13.44         (0.02)             2.46            --           --         15.88
  For the year ended
    3/31/99                   17.15         (0.01)            (3.63)           --        (0.07)        13.44
  For the year ended
    3/31/98                   17.45          0.09              1.23            --        (1.62)        17.15
  For the year ended
    3/31/97                   14.02         (0.06)             3.67         (0.05)       (0.13)        17.45
  For the year ended
    3/31/96                   10.91            --              3.16         (0.05)          --         14.02
PACIFIC RIM
  For the year ended
    03/31/01                $ 25.45        $(0.08)         $  (7.10)       $   --      $(11.34)      $  6.93
  For the year ended
    3/31/00                   12.33         (0.11)            16.15            --        (2.92)        25.45
  For the year ended
    3/31/99                   12.66         (0.07)            (0.26)           --           --         12.33
  12/31/97 (commenced) to
    3/31/98                   12.50          0.02              0.14            --           --         12.66
LATIN AMERICA
  For the year ended
    03/31/01                $ 20.65        $ 0.30          $  (6.77)       $   --      $ (5.05)      $  9.13
  For the year ended
    3/31/00                   11.56          0.03              9.06            --           --         20.65
  For the year ended
    3/31/99                   13.92          0.06             (2.27)        (0.15)          --         11.56
  11/28/97 (commenced) to
    3/31/98                   12.50          0.15              1.27            --           --         13.92

----------------------------------

(1)  Unaudited.
(2) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(3)  Total returns are not annualized for periods less than one year.
(4) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(5)  Net expenses include certain items not subject to expense reimbursement.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                   RATIOS TO AVERAGE NET ASSETS (4)
                                       --------------------------------------------------------   FUND'S
                                            NET                      EXPENSE                     PORTFOLIO  NET ASSETS,
                             TOTAL      INVESTMENT     TOTAL    (REIMBURSEMENTS)/      NET       TURNOVER     ENDING
                           RETURN (3)  INCOME (LOSS)  EXPENSES     RECOUPMENT      EXPENSES (5)    RATE     (IN 000'S)
-----------------------------------------------------------------------------------------------------------------------
                                                  GLOBAL EQUITY FUNDS
WORLDWIDE GROWTH
  For the year ended
    03/31/01                 (46.19%)       (0.30%)     1.34%            0.01%          1.35%        204%    $ 98,718
  For the period 5/7/99
    through 3/31/00           62.81%        (0.54%)     1.42%           (0.05%)         1.37%        168%     188,731
  For the period 4/1/99
    through 5/7/99 (1)         6.78%        (0.84%)     1.29%              --           1.29%         21%     108,457
  For the year ended
    3/31/99                   34.28%         0.19%      1.51%           (0.17%)         1.34%        247%      74,523
  For the year ended
    3/31/98                   35.08%        (0.31%)     1.87%           (0.51%)         1.36%        202%      11,686
  For the year ended
    3/31/97                   13.18%        (0.43%)     3.05%           (1.70%)         1.35%        182%       2,656
  For the year ended
    3/31/96                   20.37%         0.20%      2.60%           (1.25%)         1.35%        132%       3,613
GLOBAL BLUE CHIP
  For the year ended
    03/31/01                 (36.33%)       (0.21%)     1.78%           (0.48%)         1.30%        440%    $ 15,023
  For the year ended
    3/31/00                  110.64%        (0.81%)     1.82%           (0.49%)         1.33%        348%      24,742
  For the year ended
    3/31/99                   39.55%        (0.31%)     3.14%           (1.81%)         1.33%        419%      10,414
  9/30/97 (commenced) to
    3/31/98                   18.48%        (0.06%)     2.14%           (0.94%)         1.20%        238%       7,320
GLOBAL TECHNOLOGY
  For the year ended
    03/31/01                 (69.62%)       (0.93%)     1.36%            0.04%          1.40%        416%    $ 75,622
  For the year ended
    3/31/00                  259.92%        (1.06%)     1.42%              --           1.42%        357%     405,318
  7/31/98 (commenced) to
    3/31/99                  257.20%        (0.84%)     4.12%           (2.69%)         1.43%        254%      24,094
GLOBAL HEALTH CARE
  For the year ended
    03/31/01                  (5.36%)       (0.52%)     1.37%            0.01%          1.38%        717%    $ 88,104
  9/1/99 (commenced) to
    3/31/00                  147.42%        (0.69%)     1.45%           (0.04%)         1.41%        327%     125,355

                                              INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the year ended
    03/31/01                 (35.99%)        0.15%      1.32%            0.08%          1.40%        234%    $215,602
  For the period 5/7/99
    through 3/31/00           54.78%        (0.36%)     1.38%            0.02%          1.40%        171%     303,536
  For the period 4/1/99
    through 5/7/99 (1)         4.46%        (0.97%)     1.39%              --           1.39%         30%     117,365
  For the year ended
    3/31/99                    6.43%        (0.01%)     1.59%           (0.24%)         1.35%        214%     107,890
  For the year ended
    3/31/98                   36.91%        (0.12%)     1.92%           (0.51%)         1.41%        274%      32,305
  12/27/96 (commenced) to
    3/31/97                   13.04%         0.43%      3.14%           (1.74%)         1.40%         76%       4,593
INTERNATIONAL SMALL CAP
  GROWTH
  For the year ended
    03/31/01                 (37.80%)       (0.24%)     1.37%            0.05%          1.42%        160%    $193,934
  For the period 5/7/99
    through 3/31/00          130.09%        (0.73%)     1.45%           (0.04%)         1.41%        151%     270,159
  For the period 4/1/99
    through 5/7/99 (1)         5.97%        (0.37%)     1.39%              --           1.39%         23%      71,738
  For the year ended
    3/31/99                   17.97%        (0.30%)     1.53%           (0.15%)         1.38%        146%      69,077
  For the year ended
    3/31/98                   37.02%        (0.91%)     1.94%           (0.53%)         1.41%        198%      42,851
  For the year ended
    3/31/97                   15.25%        (0.38%)     1.68%           (0.28%)         1.40%        206%      48,505
  For the year ended
    3/31/96                   15.99%         0.34%      2.44%           (1.04%)         1.40%        141%      20,245
EMERGING COUNTRIES
  For the year ended
    03/31/01                 (46.75%)       (0.11%)     1.72%           (0.04%)         1.68%        244%    $140,538
  For the period 5/7/99
    through 3/31/00           49.18%        (0.62%)     1.77%           (0.10%)         1.67%        180%     300,085
  For the period 4/1/99
    through 5/7/99 (1)        18.07%        (1.22%)     1.64%              --           1.64%         34%     178,902
  For the year ended
    3/31/99                  (21.22%)        0.11%      1.97%           (0.30%)         1.67%        213%     140,318
  For the year ended
    3/31/98                    8.77%         1.15%      2.02%           (0.36%)         1.66%        243%      88,063
  For the year ended
    3/31/97                   25.48%        (0.52%)     1.87%           (0.22%)         1.65%        176%      56,918
  For the year ended
    3/31/96                   29.06%         0.29%      3.59%           (1.94%)         1.65%        118%       6,878
PACIFIC RIM
  For the year ended
    03/31/01                 (36.44%)       (0.60%)     8.20%           (6.42%)         1.78%       1180%    $  2,026
  For the year ended
    3/31/00                  136.92%        (0.55%)     6.25%           (4.63%)         1.62%        424%       3,821
  For the year ended
    3/31/99                   (2.69%)       (0.67%)    14.68%          (13.11%)         1.57%        450%       1,099
  12/31/97 (commenced) to
    3/31/98                    1.28%         0.74%      4.50%           (3.10%)         1.40%         86%       1,197
LATIN AMERICA
  For the year ended
    03/31/01                 (33.53%)        2.13%      3.79%           (2.10%)         1.69%        490%    $  3,989
  For the year ended
    3/31/00                   78.67%         0.20%      3.93%           (2.17%)         1.76%        463%       5,277
  For the year ended
    3/31/99                  (15.78%)        0.95%     14.61%          (12.97%)         1.64%        575%       1,774
  11/28/97 (commenced) to
    3/31/98                   11.14%         3.33%      5.20%           (3.55%)         1.65%        188%       1,184

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

For a share outstanding during the period indicated

                                                                            DISTRIBUTIONS FROM:
                                                                         -------------------------
                           NET ASSET         NET          NET REALIZED      NET           NET       NET ASSET
                            VALUE,       INVESTMENT      AND UNREALIZED  INVESTMENT    REALIZED      VALUE,
                           BEGINNING  INCOME (LOSS) (2)   GAINS (LOSS)     INCOME    CAPITAL GAINS   ENDING
-------------------------------------------------------------------------------------------------------------
                                              U.S. EQUITY FUNDS
LARGE CAP GROWTH
  For the year ended
    03/31/01                $49.86         $(0.19)          $(26.03)       $   --      $ (1.03)      $22.61
  For the period 5/7/99
    through 3/31/00          29.18          (0.14)            20.82            --           --        49.86
  For the period 4/1/99
    through 5/7/99 (1)       26.89          (0.01)             2.30            --           --        29.18
  For the year ended
    3/31/99                  16.50           0.01             10.53            --        (0.15)       26.89
  For the year ended
    3/31/98                  13.00          (0.02)             7.55            --        (4.03)       16.50
  12/27/96 (commenced) to
    3/31/97                  12.50             --              0.50            --           --        13.00
MID CAP GROWTH
  For the year ended
    03/31/01                $41.51         $(0.20)          $(19.98)       $   --      $ (7.73)      $13.60
  For the period 5/7/99
    through 3/31/00          19.44          (0.15)            22.22            --           --        41.51
  For the period 4/1/99
    through 5/7/99 (1)       19.17          (0.01)             0.28            --           --        19.44
  For the year ended
    3/31/99                  17.16          (0.10)             2.76            --        (0.65)       19.17
  For the year ended
    3/31/98                  15.39          (0.07)             6.00            --        (4.16)       17.16
  For the year ended
    3/31/97                  16.26          (0.08)             0.49            --        (1.28)       15.39
  For the year ended
    3/31/96                  12.62          (0.03)             4.47            --        (0.80)       16.26
SMALL CAP GROWTH
  For the year ended
    03/31/01                $27.03         $(0.01)          $(12.37)       $   --      $ (5.08)      $ 9.57
  For the period 5/7/99
    through 3/31/00          14.02          (0.12)            13.51            --        (0.38)       27.03
  For the period 4/1/99
    through 5/7/99 (1)       13.53          (0.01)             0.50            --           --        14.02
  For the year ended
    3/31/99                  14.17          (0.14)             0.17            --        (0.67)       13.53
  For the year ended
    3/31/98                  11.06          (0.03)             5.10            --        (1.96)       14.17
  For the year ended
    3/31/97                  15.10          (0.08)            (0.31)           --        (3.65)       11.06
  For the year ended
    3/31/96                  11.58          (0.11)             4.45            --        (0.82)       15.10
MINI CAP GROWTH
  For the year ended
    03/31/01                $42.54         $(0.14)          $(17.58)       $   --      $(15.77)      $ 9.05
  For the year ended
    3/31/00                  20.24          (0.35)            27.92            --        (5.27)       42.54
  For the year ended
    3/31/99                  25.05          (0.42)            (3.05)           --        (1.34)       20.24
  For the year ended
    3/31/98                  15.94          (0.17)            10.93            --        (1.65)       25.05
  For the year ended
    3/31/97                  15.85          (0.17)             0.84            --        (0.58)       15.94
  7/12/95 (commenced) to
    3/31/96                  12.50          (0.05)             3.40            --           --        15.85
VALUE
  For the year ended
    03/31/01                $21.74         $ 0.24           $  1.64        $(0.20)     $    --       $23.42
  For the period 5/7/99
    through 3/31/00          22.99           0.18             (1.30)        (0.13)          --        21.74
  For the period 4/1/99
    through 5/7/99 (1)       20.90          (0.01)             2.10            --           --        22.99
  For the year ended
    3/31/99                  21.90           0.13              0.80         (0.12)       (1.81)       20.90
  For the year ended
    3/31/98                  15.06             --              8.27            --        (1.43)       21.90
  4/30/96 (commenced) to
    3/31/97                  12.50           1.50              3.11         (1.44)       (0.61)       15.06
CONVERTIBLE
  For the year ended
    03/31/01                $33.67         $ 0.70           $ (8.94)       $(0.66)     $ (1.63)      $23.14
  For the period 5/7/99
    through 3/31/00          22.21           0.49             11.44         (0.47)          --        33.67
  For the period 4/1/99
    through 5/7/99 (1)       21.53           0.05              0.63            --           --        22.21
  For the year ended
    3/31/99                  18.64           0.50              3.11         (0.54)       (0.18)       21.53
  For the year ended
    3/31/98                  14.97           0.47              4.20         (0.47)       (0.53)       18.64
  For the year ended
    3/31/97                  14.45           0.51              1.51         (0.52)       (0.98)       14.97
  For the year ended
    3/31/96                  11.86           0.53              2.59         (0.53)          --        14.45
                                           U.S. FIXED INCOME FUNDS
HIGH QUALITY BOND
  For the year ended
    03/31/01                $12.11         $ 0.84           $  0.56        $(0.78)     $    --       $12.73
  For the period 5/7/99
    through 3/31/00          12.66           0.73             (0.56)        (0.72)          --        12.11
  For the period 4/1/99
    through 5/7/99 (1)       12.71           0.08             (0.05)        (0.08)          --        12.66
  For the year ended
    3/31/99                  13.10           0.83             (0.05)        (0.78)       (0.39)       12.71
  For the year ended
    3/31/98                  12.54           0.84              0.70         (0.84)       (0.14)       13.10
  For the year ended
    3/31/97                  12.72           0.79             (0.17)        (0.80)          --        12.54
  8/31/95 (commenced) to
    3/31/96                  12.50           0.45              0.47         (0.44)       (0.26)       12.72
HIGH YIELD BOND
  For the year ended
    03/31/01                $11.95         $ 1.31           $ (1.22)       $(1.22)     $    --       $10.82
  For the period 5/7/99
    through 3/31/00          12.58           1.05             (0.64)        (1.04)          --        11.95
  For the period 4/1/99
    through 5/7/99 (1)       12.37           0.13              0.18         (0.10)          --        12.58
  For the year ended
    3/31/99                  13.46           1.25             (1.06)        (1.28)          --        12.37
  For the year ended
    3/31/98                  13.20           1.11              2.02         (1.15)       (1.72)       13.46
  7/31/96 (commenced) to
    3/31/97                  12.50           0.74              0.95         (0.73)       (0.26)       13.20

----------------------------------------

(1)  Unaudited.
(2) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(3)  Total returns are not annualized for periods less than one year.
(4) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(5)  Net expenses include certain items not subject to expense reimbursement.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                   RATIOS TO AVERAGE NET ASSETS (4)
                                       --------------------------------------------------------   FUND'S
                                            NET                      EXPENSE                     PORTFOLIO  NET ASSETS,
                             TOTAL      INVESTMENT     TOTAL    (REIMBURSEMENTS)/      NET       TURNOVER     ENDING
                           RETURN (3)  INCOME (LOSS)  EXPENSES     RECOUPMENT      EXPENSES (5)    RATE     (IN 000'S)
-----------------------------------------------------------------------------------------------------------------------
                                                   U.S. EQUITY FUNDS
LARGE CAP GROWTH
  For the year ended
    03/31/01                 (53.26%)       (0.51%)     1.09%           (0.09%)         1.00%       160%     $ 60,882
  For the period 5/7/99
    through 3/31/00           70.86%        (0.44%)     1.20%           (0.19%)         1.01%       154%       37,982
  For the period 4/1/99
    through 5/7/99 (1)         8.52%        (0.40%)     0.98%              --           0.98%        18%        6,043
  For the year ended
    3/31/99                   64.28%        (0.01%)     1.63%           (0.65%)         0.98%       253%        5,940
  For the year ended
    3/31/98                   63.32%        (0.17%)     3.67%           (2.66%)         1.01%       306%        2,556
  12/27/96 (commenced) to
    3/31/97                    4.00%        (0.06%)     4.99%           (3.99%)         1.00%       321%        1,293
MID CAP GROWTH
  For the year ended
    03/31/01                 (53.95%)       (0.68%)     1.03%           (0.03%)         1.00%       186%     $113,952
  For the period 5/7/99
    through 3/31/00          113.48%        (0.60%)     1.09%           (0.08%)         1.01%       110%      252,377
  For the period 4/1/99
    through 5/7/99 (1)         1.41%        (0.70%)     0.99%              --           0.99%        25%      128,710
  For the year ended
    3/31/99                   16.09%        (0.44%)     1.04%           (0.08%)         0.96%       154%      165,014
  For the year ended
    3/31/98                   42.49%        (0.72%)     1.19%           (0.22%)         0.97%       200%      169,412
  For the year ended
    3/31/97                    1.74%        (0.45%)     1.02%           (0.02%)         1.00%       153%      156,443
  For the year ended
    3/31/96                   35.81%        (0.32%)     1.06%           (0.08%)         0.98%       114%      149,969
SMALL CAP GROWTH
  For the year ended
    03/31/01                 (49.55%)       (0.07%)     1.30%           (0.12%)         1.18%       120%     $138,022
  For the period 5/7/99
    through 3/31/00           96.49%        (0.68%)     1.38%           (0.19%)         1.19%        84%      276,556
  For the period 4/1/99
    through 5/7/99 (1)         3.70%        (0.87%)     1.17%              --           1.17%        18%      197,120
  For the year ended
    3/31/99                    1.03%        (0.71%)     1.35%           (0.10%)         1.25%        90%      213,149
  For the year ended
    3/31/98                   47.38%        (1.16%)     1.44%           (0.25%)         1.19%        92%      257,599
  For the year ended
    3/31/97                   (5.66%)       (0.72%)     1.26%           (0.09%)         1.17%       113%      167,230
  For the year ended
    3/31/96                   38.27%        (0.62%)     1.20%           (0.04%)         1.16%       130%      224,077
MINI CAP GROWTH
  For the year ended
    03/31/01                 (48.41%)       (0.66%)     1.62%           (0.04%)         1.58%       118%     $ 47,810
  For the year ended
    3/31/00                  151.76%        (1.32%)     1.76%           (0.19%)         1.57%       141%       92,221
  For the year ended
    3/31/99                  (13.78%)       (1.18%)     1.70%           (0.11%)         1.59%       115%       53,593
  For the year ended
    3/31/98                   68.89%        (2.51%)     1.83%           (0.26%)         1.57%       113%       82,122
  For the year ended
    3/31/97                    3.90%        (1.08%)     1.99%           (0.43%)         1.56%       164%       28,712
  7/12/95 (commenced) to
    3/31/96                   26.80%        (0.98%)     2.46%           (0.91%)         1.55%       107%       25,237
VALUE
  For the year ended
    03/31/01                   8.64%         1.04%      1.21%           (0.19%)         1.02%       120%     $ 46,672
  For the period 5/7/99
    through 3/31/00           (4.87%)        0.97%      1.26%           (0.24%)         1.02%       143%       23,185
  For the period 4/1/99
    through 5/7/99 (1)        10.00%         0.45%      2.48%           (1.50%)         0.98%         7%       27,818
  For the year ended
    3/31/99                    4.43%         0.87%      2.11%           (1.12%)         0.99%       147%       15,322
  For the year ended
    3/31/98                   57.78%         2.33%      2.46%           (1.45%)         1.01%        55%       10,260
  4/30/96 (commenced) to
    3/31/97                   26.77%         1.64%      3.34%           (2.34%)         1.00%       139%        3,062
CONVERTIBLE
  For the year ended
    03/31/01                 (25.12%)        2.40%      1.04%           (0.03%)         1.01%       118%     $126,826
  For the period 5/7/99
    through 3/31/00           54.31%         2.02%      1.27%           (0.24%)         1.03%       149%      114,655
  For the period 4/1/99
    through 5/7/99 (1)         3.16%         2.15%      0.99%              --           0.99%        11%       90,843
  For the year ended
    3/31/99                   19.93%         2.67%      1.07%           (0.11%)         0.96%       138%       88,590
  For the year ended
    3/31/98                   31.78%         6.25%      1.20%           (0.23%)         0.97%       160%       80,084
  For the year ended
    3/31/97                   14.37%         3.43%      1.37%           (0.37%)         1.00%       167%       18,344
  For the year ended
    3/31/96                   26.69%         3.88%      1.53%           (0.53%)         1.00%       145%       17,239
                                                U.S. FIXED INCOME FUNDS
HIGH QUALITY BOND
  For the year ended
    03/31/01                  11.95%         6.77%      1.18%           (0.72%)         0.46%       992%     $ 46,902
  For the period 5/7/99
    through 3/31/00            1.41%         6.67%      1.14%           (0.67%)         0.47%       161%       19,909
  For the period 4/1/99
    through 5/7/99 (1)         0.26%         6.45%      0.39%              --           0.39%        22%       18,187
  For the year ended
    3/31/99                    6.14%         6.41%      1.15%           (0.72%)         0.43%       274%       15,735
  For the year ended
    3/31/98                   12.60%        12.80%      1.64%           (1.18%)         0.46%       407%       15,759
  For the year ended
    3/31/97                    4.98%         6.12%      3.74%           (3.29%)         0.45%       190%       15,865
  8/31/95 (commenced) to
    3/31/96                    5.49%         6.39%      6.45%           (6.00%)         0.45%        60%        4,413
HIGH YIELD BOND
  For the year ended
    03/31/01                   0.78%        10.75%      1.29%           (0.53%)         0.76%       132%     $ 42,622
  For the period 5/7/99
    through 3/31/00            3.39%         9.97%      1.31%           (0.50%)         0.81%       113%       21,552
  For the period 4/1/99
    through 5/7/99 (1)         2.52%        10.66%      0.58%           (0.02%)         0.56%        25%       11,412
  For the year ended
    3/31/99                    1.69%         9.79%      1.09%           (0.41%)         0.68%       242%       11,319
  For the year ended
    3/31/98                   25.49%         8.28%      2.66%           (1.90%)         0.76%       484%       10,771
  7/31/96 (commenced) to
    3/31/97                   13.90%         8.47%      1.95%           (1.20%)         0.75%       465%        4,608

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001

                                                      WORLDWIDE       GLOBAL        GLOBAL         GLOBAL
                                                       GROWTH       BLUE CHIP     TECHNOLOGY     HEALTH CARE
ASSETS
Investments, at value*                              $ 97,083,152   $14,696,804   $ 75,328,440   $ 88,392,126
Foreign currencies, at value**                           857,183       213,385             --             --
Cash collateral received for securities loaned        23,849,190     2,985,200     22,564,900     15,525,400
Receivables:
  Investment securities sold                           1,604,280       491,146      6,504,885      5,642,134
  Capital shares sold                                    193,576         1,451         38,893        895,089
  Dividends                                              132,023        22,954         32,344         46,528
  Interest                                                    13            --             --             --
  From investment advisor                                 10,982         8,521             --             --
Unrealized gain on forward currency contracts                 --            --             --             --
Other assets                                              42,552         4,392         64,434         46,540
                                                    ------------   -----------   ------------   ------------
    Total Assets                                     123,772,951    18,423,853    104,533,896    110,547,817
                                                    ------------   -----------   ------------   ------------
LIABILITIES
Payables:
  Bank overdraft                                    $         --   $    54,222   $         --   $         --
  Investments purchased                                  818,218       297,849      5,615,684      5,927,203
  Capital shares redeemed                                193,446        22,906        495,659        818,918
  Collateral on securities loaned                     23,849,190     2,985,200     22,564,900     15,525,400
  Dividends                                                   --            --         15,160             --
  To investment advisor                                   88,327        10,784         77,016         83,363
Other liabilities                                        106,113        29,597        143,686         89,124
                                                    ------------   -----------   ------------   ------------
    Total Liabilities                                 25,055,294     3,400,558     28,912,105     22,444,008
                                                    ------------   -----------   ------------   ------------
NET ASSETS                                          $ 98,717,657   $15,023,295   $ 75,621,791   $ 88,103,809
                                                    ------------   -----------   ------------   ------------
                                                    ------------   -----------   ------------   ------------

   * Investments, at cost                           $110,989,055   $15,830,855   $111,665,449   $ 85,456,611
                                                    ------------   -----------   ------------   ------------
                                                    ------------   -----------   ------------   ------------
  ** Foreign currencies, at cost                    $    914,306   $   228,285   $      9,132   $         --
                                                    ------------   -----------   ------------   ------------
                                                    ------------   -----------   ------------   ------------
NET ASSETS CONSIST OF:
Paid-in capital                                     $133,361,227   $18,476,779   $250,736,145   $107,893,876
Undistributed net investment income (loss)              (134,499)      (31,530)      (303,117)       (39,559)
Accumulated net realized gain (loss) on
  investments and foreign currencies                 (20,541,873)   (2,272,346)  (138,464,124)   (22,685,652)
Net unrealized appreciation (depreciation) of
  investments and of other assets and liabilities
  denominated in foreign currencies                  (13,967,198)   (1,149,608)   (36,347,113)     2,935,144
                                                    ------------   -----------   ------------   ------------
Net assets applicable to all shares outstanding     $ 98,717,657   $15,023,295   $ 75,621,791   $ 88,103,809
                                                    ------------   -----------   ------------   ------------
                                                    ------------   -----------   ------------   ------------
Net Assets of Institutional Shares                  $ 98,717,657   $15,023,295   $ 75,621,791   $ 88,103,809
Net Assets of Retirement Shares                               NA            NA             NA             NA
                                                    ------------   -----------   ------------   ------------
                                                    ------------   -----------   ------------   ------------
Institutional Shares outstanding                       6,253,234     1,168,594      3,395,164      3,833,760
Retirement Shares outstanding                                 NA            NA             NA             NA
                                                    ------------   -----------   ------------   ------------
                                                    ------------   -----------   ------------   ------------
Net Asset Value -- Institutional Share              $      15.79   $     12.86   $      22.27   $      22.98
Net Asset Value -- Retirement Share                           NA            NA             NA             NA
                                                    ------------   -----------   ------------   ------------
                                                    ------------   -----------   ------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                                   INTERNATIONAL
                                                    INTERNATIONAL    SMALL CAP      EMERGING       PACIFIC       LATIN
                                                     CORE GROWTH      GROWTH        COUNTRIES        RIM        AMERICA
ASSETS
Investments, at value*                              $227,565,727   $193,743,630   $142,089,705   $1,961,242   $4,021,733
Foreign currencies, at value**                                --            469      1,075,348       50,007           13
Cash collateral received for securities loaned        37,041,163     44,071,245     23,241,800       86,000      507,900
Receivables:
  Investment securities sold                           2,036,465      1,205,358         34,585       16,321          800
  Capital shares sold                                  7,535,976     10,019,675        681,681          332           --
  Dividends                                              484,848        358,449        896,226        6,167       18,804
  Interest                                                    --             --              6           --           --
  From investment advisor                                  6,478          5,115         10,553       19,576        6,428
Unrealized gain on forward currency contracts                 --             --             --           --           --
Other assets                                              80,577         68,401         92,768        2,195        3,364
                                                    ------------   ------------   ------------   ----------   ----------
    Total Assets                                     274,751,234    249,472,342    168,122,672    2,141,840    4,559,042
                                                    ------------   ------------   ------------   ----------   ----------
LIABILITIES
Payables:
  Bank overdraft                                    $     88,548   $         --   $         --   $       --   $       --
  Investments purchased                                2,852,306      1,015,519      3,341,779           --       39,591
  Capital shares redeemed                              7,565,986     10,085,770        656,966           --           10
  Collateral on securities loaned                     37,041,163     44,071,245     23,241,800       86,000      507,900
  Dividends                                                   --             --             --            1           --
  To investment advisor                                  199,947        173,490        157,960        1,766        4,491
Other liabilities                                        184,697        192,155        185,758       27,949       18,339
                                                    ------------   ------------   ------------   ----------   ----------
    Total Liabilities                                 47,932,647     55,538,179     27,584,263      115,716      570,331
                                                    ------------   ------------   ------------   ----------   ----------
NET ASSETS                                          $226,818,587   $193,934,163   $140,538,409   $2,026,124   $3,988,711
                                                    ------------   ------------   ------------   ----------   ----------
                                                    ------------   ------------   ------------   ----------   ----------

   * Investments, at cost                           $248,999,069   $208,837,272   $148,427,002   $2,051,219   $4,517,391
                                                    ------------   ------------   ------------   ----------   ----------
                                                    ------------   ------------   ------------   ----------   ----------
  ** Foreign currencies, at cost                    $    (88,545)  $        469   $  1,075,655   $   50,351   $      185
                                                    ------------   ------------   ------------   ----------   ----------
                                                    ------------   ------------   ------------   ----------   ----------
NET ASSETS CONSIST OF:
Paid-in capital                                     $286,270,186   $247,850,619   $227,162,393   $2,875,301   $4,969,920
Undistributed net investment income (loss)              (632,531)    (1,506,115)    (1,384,524)     (21,444)      92,350
Accumulated net realized gain (loss) on
  investments and foreign currencies                 (37,369,314)   (37,311,344)   (78,890,832)    (737,239)    (577,730)
Net unrealized appreciation (depreciation) of
  investments and of other assets and liabilities
  denominated in foreign currencies                  (21,449,754)   (15,098,997)    (6,348,628)     (90,494)    (495,829)
                                                    ------------   ------------   ------------   ----------   ----------
Net assets applicable to all shares outstanding     $226,818,587   $193,934,163   $140,538,409   $2,026,124   $3,988,711
                                                    ------------   ------------   ------------   ----------   ----------
                                                    ------------   ------------   ------------   ----------   ----------
Net Assets of Institutional Shares                  $215,602,290   $193,934,163   $140,538,292   $2,026,124   $3,988,711
Net Assets of Retirement Shares                       11,216,297             NA            117           NA           NA
                                                    ------------   ------------   ------------   ----------   ----------
                                                    ------------   ------------   ------------   ----------   ----------
Institutional Shares outstanding                      11,224,532      7,956,035     12,551,731      292,258      436,759
Retirement Shares outstanding                            586,177             NA             10           NA           NA
                                                    ------------   ------------   ------------   ----------   ----------
                                                    ------------   ------------   ------------   ----------   ----------
Net Asset Value -- Institutional Share              $      19.21   $      24.38   $      11.20   $     6.93   $     9.13
Net Asset Value -- Retirement Share                 $      19.13             NA   $      11.13           NA           NA
                                                    ------------   ------------   ------------   ----------   ----------
                                                    ------------   ------------   ------------   ----------   ----------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES -- CONTINUED
MARCH 31, 2001

                                                      LARGE CAP       MID CAP       SMALL CAP      MINI CAP
                                                       GROWTH         GROWTH         GROWTH         GROWTH
ASSETS
Investments, at value*                              $101,108,970   $111,358,545   $141,054,663   $48,284,118
Foreign currencies, at value**                                --             --             --            --
Cash collateral received for securities loaned        31,500,100     30,644,700     44,318,650    12,275,700
Receivables:
  Investment securities sold                           2,183,935      2,864,047      2,039,314       275,920
  Capital shares sold                                  2,318,812        128,868        540,303     5,662,894
  Dividends                                               20,674         11,710         15,748        42,635
  Interest                                                    --             --             --            --
  From investment advisor                                 19,535         18,806         21,222         5,404
Unrealized gain on forward currency contracts                 --             --             --            --
Other assets                                              46,402         64,425         70,588        25,961
                                                    ------------   ------------   ------------   -----------
    Total Assets                                     137,198,428    145,091,101    188,060,488    66,572,632
                                                    ------------   ------------   ------------   -----------
LIABILITIES
Payables:
  Bank overdraft                                    $         --   $         --   $         --   $        --
  Investments purchased                                  649,694        229,402      1,442,195       757,877
  Capital shares redeemed                              2,269,473             --        446,254     5,618,309
  Collateral on securities loaned                     31,500,100     30,644,700     44,318,650    12,275,700
  Dividends                                                   --             --             --            --
  To investment advisor                                   64,811         78,816        123,337        52,772
Other liabilities                                        101,639        117,711        131,052        58,268
                                                    ------------   ------------   ------------   -----------
    Total Liabilities                                 34,585,717     31,070,629     46,461,488    18,762,926
                                                    ------------   ------------   ------------   -----------
NET ASSETS                                          $102,612,711   $114,020,472   $141,599,000   $47,809,706
                                                    ------------   ------------   ------------   -----------
                                                    ------------   ------------   ------------   -----------

   * Investments, at cost                           $119,394,681   $114,137,559   $157,705,969   $48,610,767
                                                    ------------   ------------   ------------   -----------
                                                    ------------   ------------   ------------   -----------
  ** Foreign currencies, at cost                    $         --   $         --   $         --   $        --
                                                    ------------   ------------   ------------   -----------
                                                    ------------   ------------   ------------   -----------
NET ASSETS CONSIST OF:
Paid-in capital                                     $163,797,902   $154,673,055   $189,273,666   $65,000,831
Undistributed net investment income (loss)                    --             --             --            --
Accumulated net realized gain (loss) on
  investments and foreign currencies                 (42,899,480)   (37,873,569)   (31,023,360)  (16,864,474)
Net unrealized appreciation (depreciation) of
  investments and of other assets and liabilities
  denominated in foreign currencies                  (18,285,711)    (2,779,014)   (16,651,306)     (326,651)
                                                    ------------   ------------   ------------   -----------
Net assets applicable to all shares outstanding     $102,612,711   $114,020,472   $141,599,000   $47,809,706
                                                    ------------   ------------   ------------   -----------
                                                    ------------   ------------   ------------   -----------
Net Assets of Institutional Shares                  $ 60,882,248   $113,952,065   $138,021,868   $47,809,706
Net Assets of Retirement Shares                       41,730,463         68,407      3,577,132            NA
                                                    ------------   ------------   ------------   -----------
                                                    ------------   ------------   ------------   -----------
Institutional Shares outstanding                       2,692,225      8,377,825     14,417,089     5,282,313
Retirement Shares outstanding                          1,853,411          5,042        374,632            NA
                                                    ------------   ------------   ------------   -----------
                                                    ------------   ------------   ------------   -----------
Net Asset Value -- Institutional Share              $      22.61   $      13.60   $       9.57   $      9.05
Net Asset Value -- Retirement Share                 $      22.52   $      13.57   $       9.55            NA
                                                    ------------   ------------   ------------   -----------
                                                    ------------   ------------   ------------   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                                                 HIGH QUALITY   HIGH YIELD
                                                       VALUE       CONVERTIBLE       BOND          BOND
ASSETS
Investments, at value*                              $63,517,798   $126,992,185   $54,525,630   $41,119,505
Foreign currencies, at value**                               --             --            --            --
Cash collateral received for securities loaned        6,149,700      2,072,575            --            --
Receivables:
  Investment securities sold                                 --        783,710     1,609,657       905,528
  Capital shares sold                                   194,593         55,150       673,151         5,787
  Dividends                                              66,555         78,064            --            --
  Interest                                                   --        606,670       591,643     1,100,767
  From investment advisor                                11,467         13,504        32,324        21,667
Unrealized gain on forward currency contracts                --             --        53,275            --
Other assets                                             20,814         39,089        28,464        20,065
                                                    -----------   ------------   -----------   -----------
    Total Assets                                     69,960,927    130,640,947    57,514,144    43,173,319
                                                    -----------   ------------   -----------   -----------
LIABILITIES
Payables:
  Bank overdraft                                    $        --   $         --   $        --   $        --
  Investments purchased                               7,055,094      1,514,580     5,484,972       492,869
  Capital shares redeemed                               171,912         54,549        16,682         2,462
  Collateral on securities loaned                     6,149,700      2,072,575            --            --
  Dividends                                                  --             --           827            --
  To investment advisor                                  32,308         80,770        19,036        22,042
Other liabilities                                        41,912         92,524        47,066        33,938
                                                    -----------   ------------   -----------   -----------
    Total Liabilities                                13,450,926      3,814,998     5,568,583       551,311
                                                    -----------   ------------   -----------   -----------
NET ASSETS                                          $56,510,001   $126,825,949   $51,945,561   $42,622,008
                                                    -----------   ------------   -----------   -----------
                                                    -----------   ------------   -----------   -----------

   * Investments, at cost                           $62,722,985   $135,630,380   $54,222,544   $43,589,913
                                                    -----------   ------------   -----------   -----------
                                                    -----------   ------------   -----------   -----------
  ** Foreign currencies, at cost                    $        --   $         --   $        (2)  $        --
                                                    -----------   ------------   -----------   -----------
                                                    -----------   ------------   -----------   -----------
NET ASSETS CONSIST OF:
Paid-in capital                                     $55,265,544   $149,476,990   $51,298,462   $46,187,525
Undistributed net investment income (loss)              126,744          3,007      (102,924)       29,784
Accumulated net realized gain (loss) on
  investments and foreign currencies                    322,900    (14,015,853)      394,764    (1,124,894)
Net unrealized appreciation (depreciation) of
  investments and of other assets and liabilities
  denominated in foreign currencies                     794,813     (8,638,195)      355,259    (2,470,407)
                                                    -----------   ------------   -----------   -----------
Net assets applicable to all shares outstanding     $56,510,001   $126,825,949   $51,945,561   $42,622,008
                                                    -----------   ------------   -----------   -----------
                                                    -----------   ------------   -----------   -----------
Net Assets of Institutional Shares                  $46,672,409   $126,825,949   $46,902,225   $42,621,851
Net Assets of Retirement Shares                       9,837,592             NA     5,043,336           157
                                                    -----------   ------------   -----------   -----------
                                                    -----------   ------------   -----------   -----------
Institutional Shares outstanding                      1,993,097      5,480,219     3,683,874     3,939,398
Retirement Shares outstanding                           420,535             NA       395,658            14
                                                    -----------   ------------   -----------   -----------
                                                    -----------   ------------   -----------   -----------
Net Asset Value -- Institutional Share              $     23.42   $      23.14   $     12.73   $     10.82
Net Asset Value -- Retirement Share                 $     23.39             NA   $     12.75   $     10.83
                                                    -----------   ------------   -----------   -----------
                                                    -----------   ------------   -----------   -----------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2001

                                            WORLDWIDE       GLOBAL         GLOBAL         GLOBAL
                                             GROWTH       BLUE CHIP      TECHNOLOGY    HEALTH CARE
INVESTMENT INCOME
Dividends, net of foreign taxes*          $    881,396   $   107,987   $     234,949   $   461,835
Interest                                       237,453        10,954         401,642       563,976
Securities lending                             475,157        96,739         500,996       138,711
                                          ------------   -----------   -------------   -----------
  Total Income                               1,594,006       215,680       1,137,587     1,164,522
                                          ------------   -----------   -------------   -----------
EXPENSE
Advisory fee                                 1,512,177       158,726       2,445,029     1,354,198
Accounting and administration fees              78,191        46,500          63,570        78,226
Custodian fees                                 173,539        68,403         181,167        87,867
Transfer agent fees and expenses                40,819        19,566         108,869        63,315
Shareholder servicing fees                           1            --              --            --
Administrative services                        151,218        19,841         246,180       135,420
Professional fees                               24,539         5,540          44,280        21,495
Shareholder reporting                           27,538         3,486          37,295        22,085
Registration fees                               12,875         3,348          23,924        38,781
Trustees' fees and expenses                      2,998           609           3,375         2,768
Interest and credit facility fee                 7,872        19,577          75,916         2,809
Insurance                                        6,646         5,501           8,461         7,119
Miscellaneous                                    1,208         2,206         120,103        36,780
                                          ------------   -----------   -------------   -----------
    Total Expenses                           2,039,621       353,303       3,358,169     1,850,863
Expenses (reimbursed)/recouped                   8,068       (95,229)         87,005        11,329
                                          ------------   -----------   -------------   -----------
  Net Expenses                               2,047,689       258,074       3,445,174     1,862,192
                                          ------------   -----------   -------------   -----------
NET INVESTMENT INCOME (LOSS)                  (453,683)      (42,394)     (2,307,587)     (697,670)
                                          ------------   -----------   -------------   -----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain (loss) from:
  Securities                               (14,582,136)   (1,241,866)   (136,514,568)   (7,746,309)
  Foreign currency transactions               (515,701)      (61,085)       (838,873)     (172,342)
                                          ------------   -----------   -------------   -----------
    Net realized gain (loss)               (15,097,837)   (1,302,951)   (137,353,441)   (7,918,651)
                                          ------------   -----------   -------------   -----------
Change in unrealized appreciation
  (depreciation) of:
  Investments                              (69,117,522)   (7,273,541)    (94,799,328)       85,203
  Other assets and liabilities
    denominated in foreign currencies          (30,758)      (16,028)       (188,676)      (14,330)
                                          ------------   -----------   -------------   -----------
      Net unrealized appreciation
        (depreciation)                     (69,148,280)   (7,289,569)    (94,988,004)       70,873
                                          ------------   -----------   -------------   -----------
NET GAIN (LOSS) ON INVESTMENTS             (84,246,117)   (8,592,520)   (232,341,445)   (7,847,778)
                                          ------------   -----------   -------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $(84,699,800)  $(8,634,914)  $(234,649,032)  $(8,545,448)
                                          ------------   -----------   -------------   -----------
                                          ------------   -----------   -------------   -----------
   * Foreign taxes withheld.              $     93,758   $     7,262   $      31,966   $    11,987
                                          ------------   -----------   -------------   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                          INTERNATIONAL    INTERNATIONAL       EMERGING       PACIFIC        LATIN
                                           CORE GROWTH    SMALL CAP GROWTH    COUNTRIES         RIM         AMERICA
INVESTMENT INCOME
Dividends, net of foreign taxes*          $   2,583,827    $   1,268,703    $   2,619,107   $    11,422   $   118,912
Interest                                      1,197,009        1,110,874          608,918         8,419        15,835
Securities lending                              667,525          541,114          557,147         9,005        32,908
                                          -------------    -------------    -------------   -----------   -----------
  Total Income                                4,448,361        2,920,691        3,785,172        28,846       167,655
                                          -------------    -------------    -------------   -----------   -----------
EXPENSE
Advisory fee                                  2,878,718        2,469,325        2,955,195        24,410        54,809
Accounting and administration fees              128,542          108,392          115,631        45,930        46,115
Custodian fees                                  255,534          269,943          476,135        96,503        39,200
Transfer agent fees and expenses                 75,555           65,659           62,157        10,831        12,057
                                                 34,223               --               --            --            --
Administrative services                         287,872          247,307          240,591         2,429         4,385
Professional fees                                48,892           49,240           52,501         6,754         3,166
Shareholder reporting                            53,618           37,943           45,100           387         1,705
Registration fees                                24,199           31,289           30,604         2,333         1,458
Trustees' fees and expenses                       4,604            3,512            3,479           107           163
Interest and credit facility fee                  3,167            2,372           45,139         8,568           828
Insurance                                        13,021           11,094           10,967           724         1,284
Miscellaneous                                    38,853           87,553          110,883         1,100         1,224
                                          -------------    -------------    -------------   -----------   -----------
    Total Expenses                            3,846,798        3,383,629        4,148,382       200,076       166,394
Expenses (reimbursed)/recouped                  218,794          120,463          (93,786)     (156,669)      (91,928)
                                          -------------    -------------    -------------   -----------   -----------
  Net Expenses                                4,065,592        3,504,092        4,054,596        43,407        74,466
                                          -------------    -------------    -------------   -----------   -----------
NET INVESTMENT INCOME (LOSS)                    382,769         (583,401)        (269,424)      (14,561)       93,189
                                          -------------    -------------    -------------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain (loss) from:
  Securities                                (35,688,066)     (36,118,725)     (81,417,500)     (708,397)     (575,451)
  Foreign currency transactions              (1,824,732)        (525,614)      (1,805,587)      (68,871)        5,881
                                          -------------    -------------    -------------   -----------   -----------
    Net realized gain (loss)                (37,512,798)     (36,644,339)     (83,223,087)     (777,268)     (569,570)
                                          -------------    -------------    -------------   -----------   -----------
Change in unrealized appreciation
  (depreciation) of:
  Investments                               (87,559,832)     (78,909,360)     (72,788,258)     (392,769)   (1,372,214)
  Other assets and liabilities
    denominated in foreign currencies           426,096         (109,161)         (57,873)       (2,524)         (117)
                                          -------------    -------------    -------------   -----------   -----------
      Net unrealized appreciation
        (depreciation)                      (87,133,736)     (79,018,521)     (72,846,131)     (395,293)   (1,372,331)
                                          -------------    -------------    -------------   -----------   -----------
NET GAIN (LOSS) ON INVESTMENTS             (124,646,534)    (115,662,860)    (156,069,218)   (1,172,561)   (1,941,901)
                                          -------------    -------------    -------------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $(124,263,765)   $(116,246,261)   $(156,338,642)  $(1,187,122)  $(1,848,712)
                                          -------------    -------------    -------------   -----------   -----------
                                          -------------    -------------    -------------   -----------   -----------
   * Foreign taxes withheld.              $     325,795    $     159,489    $     407,425   $     1,170   $    22,257
                                          -------------    -------------    -------------   -----------   -----------

                                            LARGE CAP       MID CAP        SMALL CAP
                                             GROWTH          GROWTH          GROWTH
INVESTMENT INCOME
Dividends, net of foreign taxes*          $    255,890   $      93,329   $     162,959
Interest                                       185,873         321,581       1,189,405
Securities lending                             151,796         216,159       1,148,148
                                          ------------   -------------   -------------
  Total Income                                 593,559         631,069       2,500,512
                                          ------------   -------------   -------------
EXPENSE
Advisory fee                                   950,406       1,488,089       2,265,448
Accounting and administration fees              81,705         108,918         114,931
Custodian fees                                  38,301          55,817         123,616
Transfer agent fees and expenses                48,581          66,163          63,888
                                               178,539              66          12,005
Administrative services                        126,721         198,413         226,537
Professional fees                               25,282          30,761          31,369
Shareholder reporting                           31,814          36,859          36,579
Registration fees                               23,890          35,058          26,010
Trustees' fees and expenses                      2,144           3,138           4,171
Interest and credit facility fee                 2,408           5,253          18,885
Insurance                                        5,960           9,162          10,579
Miscellaneous                                   34,473          10,209          13,383
                                          ------------   -------------   -------------
    Total Expenses                           1,550,224       2,047,906       2,947,401
Expenses (reimbursed)/recouped                (102,507)        (59,800)       (268,911)
                                          ------------   -------------   -------------
  Net Expenses                               1,447,717       1,988,106       2,678,490
                                          ------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)                  (854,158)     (1,357,037)       (177,978)
                                          ------------   -------------   -------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain (loss) from:
  Securities                               (42,899,481)     (8,905,966)     (6,015,446)
  Foreign currency transactions                     --              --              --
                                          ------------   -------------   -------------
    Net realized gain (loss)               (42,899,481)     (8,905,966)     (6,015,446)
                                          ------------   -------------   -------------
Change in unrealized appreciation
  (depreciation) of:
  Investments                              (48,818,835)   (125,643,229)   (136,731,787)
  Other assets and liabilities
    denominated in foreign currencies               --              --              --
                                          ------------   -------------   -------------
      Net unrealized appreciation
        (depreciation)                     (48,818,835)   (125,643,229)   (136,731,787)
                                          ------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS             (91,718,316)   (134,549,195)   (142,747,233)
                                          ------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $(92,572,474)  $(135,906,232)  $(142,925,211)
                                          ------------   -------------   -------------
                                          ------------   -------------   -------------
   * Foreign taxes withheld.              $        983   $          --   $       5,008
                                          ------------   -------------   -------------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF OPERATIONS -- CONTINUED
YEAR ENDED MARCH 31, 2001

                                            MINI CAP                                 HIGH QUALITY   HIGH YIELD
                                             GROWTH         VALUE      CONVERTIBLE       BOND          BOND
INVESTMENT INCOME
Dividends, net of foreign taxes*          $     55,448   $  784,276   $  1,170,655   $    18,990   $       898
Interest                                       526,775       90,558      3,286,821     2,020,433     2,843,121
Securities lending                              90,997       27,406         30,129            --        27,406
                                          ------------   ----------   ------------   -----------   -----------
  Total Income                                 673,220      902,240      4,487,605     2,039,423     2,871,425
                                          ------------   ----------   ------------   -----------   -----------
EXPENSE
Advisory fee                                   912,184      329,218        987,269       126,725       149,675
Accounting and administration fees              48,483       57,899         72,409        57,829        54,636
Custodian fees                                  50,976       29,149         41,554        68,107        30,704
Transfer agent fees and expenses                30,370       27,204         40,641        22,782        16,460
Shareholder servicing fees                          --       22,442              1         9,996            --
Administrative services                         72,975       43,896        131,627        28,161        24,946
Professional fees                                8,584        6,294         24,563         3,983         3,606
Shareholder reporting                           12,315        5,635         23,431         3,882         4,012
Registration fees                               12,471       14,961          5,649         8,919        25,880
Trustees' fees and expenses                      2,176        1,034          3,089           622           371
Interest and credit facility fee                15,368        8,028          8,821         2,386         1,146
Insurance                                        6,392        6,111          6,618         4,326         2,822
Miscellaneous                                    9,273        2,165         16,936         4,978         6,844
                                          ------------   ----------   ------------   -----------   -----------
    Total Expenses                           1,181,567      554,036      1,362,608       342,696       321,102
Expenses (reimbursed)/recouped                 (29,311)     (84,561)       (37,474)     (202,761)     (132,670)
                                          ------------   ----------   ------------   -----------   -----------
  Net Expenses                               1,152,256      469,475      1,325,134       139,935       188,432
                                          ------------   ----------   ------------   -----------   -----------
NET INVESTMENT INCOME (LOSS)                  (479,036)     432,765      3,162,471     1,899,488     2,682,993
                                          ------------   ----------   ------------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain (loss) from:
  Securities                               (10,838,469)   2,174,568    (13,610,018)      899,581    (1,118,256)
  Foreign currency transactions                     --           --             --      (118,587)           --
                                          ------------   ----------   ------------   -----------   -----------
    Net realized gain (loss)               (10,838,469)   2,174,568    (13,610,018)      780,994    (1,118,256)
                                          ------------   ----------   ------------   -----------   -----------
Change in unrealized appreciation
  (depreciation) of:
  Investments                              (37,386,199)     867,460    (26,400,965)      690,923    (1,791,667)
  Other assets and liabilities
    denominated in foreign currencies               --           --             --        88,720            --
                                          ------------   ----------   ------------   -----------   -----------
      Net unrealized appreciation
        (depreciation)                     (37,386,199)     867,460    (26,400,965)      779,643    (1,791,667)
                                          ------------   ----------   ------------   -----------   -----------
NET GAIN (LOSS) ON INVESTMENTS             (48,224,668)   3,042,028    (40,010,983)    1,560,637    (2,909,923)
                                          ------------   ----------   ------------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $(48,703,704)  $3,474,793   $(36,848,512)  $ 3,460,125   $  (226,930)
                                          ------------   ----------   ------------   -----------   -----------
                                          ------------   ----------   ------------   -----------   -----------
   * Foreign taxes withheld.              $         --   $       --   $      6,331   $       180   $        --
                                          ------------   ----------   ------------   -----------   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31

                                                     WORLDWIDE GROWTH             GLOBAL BLUE CHIP
                                               --------------------------------------------------------
                                                 MARCH 31,      MARCH 31,     MARCH 31,     MARCH 31,
                                                   2001          2000(1)         2001          2000
                                               -------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                 $   (453,683)  $   (753,976)  $   (42,394)  $  (130,041)
  Net realized gain (loss)                      (15,097,837)    26,641,180    (1,302,951)    7,868,229
  Net unrealized appreciation (depreciation)    (69,148,280)    55,181,082    (7,289,569)    4,588,189
                                               ------------   ------------   -----------   -----------
    Net increase (decrease) in net assets
      from investment operations                (84,699,800)    81,068,286    (8,634,914)   12,326,377
                                               ------------   ------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Institutional Class                                  --             --            --            --
    Retirement Class                                     --             --            --            --
  From net realized gains
    Institutional Class                         (31,847,742)            --    (6,603,739)   (4,422,006)
    Retirement Class                                     --             --            --            --
                                               ------------   ------------   -----------   -----------
    Total distributions                         (31,847,742)            --    (6,603,739)   (4,422,006)
                                               ------------   ------------   -----------   -----------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Institutional Class                          14,287,630    146,406,133     7,254,756    10,550,201
    Retirement Class                                     --             --            --            --
  Distributions reinvested
    Institutional Class                          29,969,802             --     6,579,771     4,233,563
    Retirement Class                                     --             --            --            --
  Cost of shares redeemed
    Institutional Class                         (17,722,833)   (38,743,819)   (8,314,191)   (8,360,095)
    Retirement Class                                     --             --            --            --
                                               ------------   ------------   -----------   -----------
    Net increase (decrease) in net assets
      from share transactions                    26,534,599    107,662,314     5,520,336     6,423,669
                                               ------------   ------------   -----------   -----------
    Net Increase (Decrease) in Net Assets       (90,012,943)   188,730,600    (9,718,317)   14,328,040
NET ASSETS
  Beginning                                     188,730,600             --    24,741,612    10,413,572
                                               ------------   ------------   -----------   -----------
  Ending                                       $ 98,717,657   $188,730,600   $15,023,295   $24,741,612
                                               ------------   ------------   -----------   -----------
                                               ------------   ------------   -----------   -----------
Undistributed net investment income (loss),
  ending                                       $   (134,499)  $     (1,458)  $   (31,530)  $   (23,718)
                                               ------------   ------------   -----------   -----------
                                               ------------   ------------   -----------   -----------
INSTITUTIONAL CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                       466,191      5,947,950       306,893       379,085
  Distributions reinvested                        1,427,813             --       424,228       188,410
  Shares redeemed                                  (517,499)    (1,071,221)     (337,791)     (300,726)
                                               ------------   ------------   -----------   -----------
  Net Institutional Share Activity                1,376,505      4,876,729       393,330       266,769
                                               ------------   ------------   -----------   -----------
                                               ------------   ------------   -----------   -----------
RETIREMENT CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                            --             --            --            --
  Distributions reinvested                               --             --            --            --
  Shares redeemed                                        --             --            --            --
                                               ------------   ------------   -----------   -----------
                                               ------------   ------------   -----------   -----------
  Net Retirement Share Activity                          --             --            --            --
                                               ------------   ------------   -----------   -----------
                                               ------------   ------------   -----------   -----------

------------------------------

(1)  Commenced operations on 5/7/99.
(2)  Commenced operations on 9/1/99.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                     GLOBAL TECHNOLOGY              GLOBAL HEALTH CARE
                                               ------------------------------------------------------------
                                                 MARCH 31,       MARCH 31,       MARCH 31,      MARCH 31,
                                                    2001            2000           2001          2000(2)
                                               --------------  --------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                 $  (2,307,587)  $  (1,472,131)  $   (697,670)  $   (188,133)
  Net realized gain (loss)                      (137,353,441)     95,422,851     (7,918,651)    17,760,882
  Net unrealized appreciation (depreciation)     (94,988,004)     54,283,446         70,873      2,864,271
                                               -------------   -------------   ------------   ------------
    Net increase (decrease) in net assets
      from investment operations                (234,649,032)    148,234,166     (8,545,448)    20,437,020
                                               -------------   -------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Institutional Class                                   --              --       (430,374)        (9,347)
    Retirement Class                                      --              --             --             --
  From net realized gains
    Institutional Class                          (84,888,493)    (15,053,000)   (33,272,179)            --
    Retirement Class                                      --              --             --             --
                                               -------------   -------------   ------------   ------------
    Total distributions                          (84,888,493)    (15,053,000)   (33,702,553)        (9,347)
                                               -------------   -------------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Institutional Class                          144,554,156     395,262,091     93,676,769    145,842,989
    Retirement Class                                      --              --             --             --
  Distributions reinvested
    Institutional Class                           77,255,233      11,464,659     31,461,902          8,402
    Retirement Class                                      --              --             --             --
  Cost of shares redeemed
    Institutional Class                         (231,968,534)   (158,683,863)  (120,142,113)   (40,923,812)
    Retirement Class                                      --              --             --             --
                                               -------------   -------------   ------------   ------------
    Net increase (decrease) in net assets
      from share transactions                    (10,159,145)    248,042,887      4,996,558    104,927,579
                                               -------------   -------------   ------------   ------------
    Net Increase (Decrease) in Net Assets       (329,696,670)    381,224,053    (37,251,443)   125,355,252
NET ASSETS
  Beginning                                      405,318,461      24,094,408    125,355,252             --
                                               -------------   -------------   ------------   ------------
  Ending                                       $  75,621,791   $ 405,318,461   $ 88,103,809   $125,355,252
                                               -------------   -------------   ------------   ------------
                                               -------------   -------------   ------------   ------------
Undistributed net investment income (loss),
  ending                                       $    (303,117)  $    (314,873)  $    (39,559)  $    350,427
                                               -------------   -------------   ------------   ------------
                                               -------------   -------------   ------------   ------------
INSTITUTIONAL CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                      1,915,463       3,436,245      2,850,177      5,339,519
  Distributions reinvested                         1,944,017         135,503      1,100,836            455
  Shares redeemed                                 (3,381,429)     (1,194,324)    (4,172,706)    (1,284,521)
                                               -------------   -------------   ------------   ------------
  Net Institutional Share Activity                   478,051       2,377,424       (221,693)     4,055,453
                                               -------------   -------------   ------------   ------------
                                               -------------   -------------   ------------   ------------
RETIREMENT CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                             --              --             --             --
  Distributions reinvested                                --              --             --             --
  Shares redeemed                                         --              --             --             --
                                               -------------   -------------   ------------   ------------
                                               -------------   -------------   ------------   ------------
  Net Retirement Share Activity                           --              --             --             --
                                               -------------   -------------   ------------   ------------
                                               -------------   -------------   ------------   ------------

                                                 INTERNATIONAL CORE GROWTH    INTERNATIONAL SMALL CAP GROWTH
                                               --------------------------------------------------------------
                                                 MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
                                                    2001          2000(1)          2001           2000(1)
                                               --------------  -------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                 $     382,769   $   (682,702)  $    (583,401)   $   (958,516)
  Net realized gain (loss)                       (37,512,798)    15,715,326     (36,644,339)     53,440,757
  Net unrealized appreciation (depreciation)     (87,133,736)    65,683,982     (79,018,521)     63,919,524
                                               -------------   ------------   -------------    ------------
    Net increase (decrease) in net assets
      from investment operations                (124,263,765)    80,716,606    (116,246,261)    116,401,765
                                               -------------   ------------   -------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Institutional Class                                   --       (145,725)       (744,987)             --
    Retirement Class                                      --         (1,855)             --              --
  From net realized gains
    Institutional Class                          (15,150,877)            --     (50,655,699)       (778,916)
    Retirement Class                                (752,869)            --              --              --
                                               -------------   ------------   -------------    ------------
    Total distributions                          (15,903,746)      (147,580)    (51,400,686)       (778,916)
                                               -------------   ------------   -------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Institutional Class                          142,156,768    284,041,615     158,311,493     233,012,381
    Retirement Class                              11,270,449     25,716,559              --              --
  Distributions reinvested
    Institutional Class                           14,272,439        124,755      48,355,407         712,206
    Retirement Class                                 752,866          1,855              --              --
  Cost of shares redeemed
    Institutional Class                         (110,988,555)   (56,751,676)   (115,244,595)    (79,188,631)
    Retirement Class                              (9,585,072)   (14,594,931)             --              --
                                               -------------   ------------   -------------    ------------
    Net increase (decrease) in net assets
      from share transactions                     47,878,895    238,538,177      91,422,305     154,535,956
                                               -------------   ------------   -------------    ------------
    Net Increase (Decrease) in Net Assets        (92,288,616)   319,107,203     (76,224,642)    270,158,805
NET ASSETS
  Beginning                                      319,107,203             --     270,158,805              --
                                               -------------   ------------   -------------    ------------
  Ending                                       $ 226,818,587   $319,107,203   $ 193,934,163    $270,158,805
                                               -------------   ------------   -------------    ------------
                                               -------------   ------------   -------------    ------------
Undistributed net investment income (loss),
  ending                                       $    (632,531)  $   (529,318)  $  (1,506,115)   $ (1,195,825)
                                               -------------   ------------   -------------    ------------
                                               -------------   ------------   -------------    ------------
INSTITUTIONAL CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                      5,159,851     11,515,928       4,036,220       6,870,154
  Distributions reinvested                           623,251          3,880       1,681,927          20,147
  Shares redeemed                                 (4,078,696)    (1,999,682)     (3,039,703)     (1,612,710)
                                               -------------   ------------   -------------    ------------
  Net Institutional Share Activity                 1,704,406      9,520,126       2,678,444       5,277,591
                                               -------------   ------------   -------------    ------------
                                               -------------   ------------   -------------    ------------
RETIREMENT CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                        444,114        964,480              --              --
  Distributions reinvested                            32,977             58              --              --
  Shares redeemed                                   (379,931)      (475,521)             --              --
                                               -------------   ------------   -------------    ------------
                                               -------------   ------------   -------------    ------------
  Net Retirement Share Activity                       97,160        489,017              --              --
                                               -------------   ------------   -------------    ------------
                                               -------------   ------------   -------------    ------------

------------------------------

(1)  Commenced operations on 5/7/99.
(2)  Commenced operations on 9/1/99.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED
YEARS ENDED MARCH 31

                                                    EMERGING COUNTRIES               PACIFIC RIM
                                               ---------------------------------------------------------
                                                 MARCH 31,       MARCH 31,     MARCH 31,     MARCH 31,
                                                    2001          2000(1)         2001          2000
                                               --------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                 $    (269,424)  $ (1,228,652)  $   (14,561)  $   (13,932)
  Net realized gain (loss)                       (83,223,087)    24,972,913      (777,268)    1,611,435
  Net unrealized appreciation (depreciation)     (72,846,131)    66,497,503      (395,293)      161,024
                                               -------------   ------------   -----------   -----------
    Net increase (decrease) in net assets
      from investment operations                (156,338,642)    90,241,764    (1,187,122)    1,758,527
                                               -------------   ------------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Institutional Class                                   --             --            --            --
    Retirement Class                                      --             --            --            --
  From net realized gains
    Institutional Class                          (25,023,559)            --    (1,220,733)     (290,076)
    Retirement Class                                     (16)            --            --            --
                                               -------------   ------------   -----------   -----------
    Total distributions                          (25,023,575)            --    (1,220,733)     (290,076)
                                               -------------   ------------   -----------   -----------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Institutional Class                          103,833,938    235,356,729     2,008,237     3,053,456
    Retirement Class                                      --            438            --            --
  Distributions reinvested
    Institutional Class                           19,117,400             --     1,220,230       275,340
    Retirement Class                                      11             --            --            --
  Cost of shares redeemed
    Institutional Class                         (101,135,654)   (25,513,624)   (2,615,270)   (2,075,329)
    Retirement Class                                    (376)            --            --            --
                                               -------------   ------------   -----------   -----------
    Net increase (decrease) in net assets
      from share transactions                     21,815,319    209,843,543       613,197     1,253,467
                                               -------------   ------------   -----------   -----------
    Net Increase (Decrease) in Net Assets       (159,546,898)   300,085,307    (1,794,658)    2,721,918
NET ASSETS
  Beginning                                      300,085,307             --     3,820,782     1,098,864
                                               -------------   ------------   -----------   -----------
  Ending                                       $ 140,538,409   $300,085,307   $ 2,026,124   $ 3,820,782
                                               -------------   ------------   -----------   -----------
                                               -------------   ------------   -----------   -----------
Undistributed net investment income (loss),
  ending                                       $  (1,384,524)  $   (864,040)  $   (21,444)  $    (8,934)
                                               -------------   ------------   -----------   -----------
                                               -------------   ------------   -----------   -----------
INSTITUTIONAL CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                      5,711,129     13,836,324       162,746       141,141
  Distributions reinvested                         1,481,002             --       143,556        14,607
  Shares redeemed                                 (7,306,545)    (1,170,179)     (164,197)      (94,720)
                                               -------------   ------------   -----------   -----------
  Net Institutional Share Activity                  (114,414)    12,666,145       142,105        61,028
                                               -------------   ------------   -----------   -----------
                                               -------------   ------------   -----------   -----------
RETIREMENT CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                             --             28            --            --
  Distributions reinvested                                 1             --            --            --
  Shares redeemed                                        (19)            --            --            --
                                               -------------   ------------   -----------   -----------
                                               -------------   ------------   -----------   -----------
  Net Retirement Share Activity                          (18)            28            --            --
                                               -------------   ------------   -----------   -----------
                                               -------------   ------------   -----------   -----------

------------------------------

(1)  Commenced operations on 5/7/99.
(2)  Commenced operations on 9/1/99.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                     LATIN AMERICA               LARGE CAP GROWTH
                                               --------------------------------------------------------
                                                MARCH 31,     MARCH 31,      MARCH 31,      MARCH 31,
                                                   2001          2000          2001          2000(1)
                                               ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                 $    93,189   $     7,695   $   (854,158)  $   (283,832)
  Net realized gain (loss)                        (569,570)    1,514,153    (42,899,481)     3,926,863
  Net unrealized appreciation (depreciation)    (1,372,331)      590,929    (48,818,835)    30,533,124
                                               -----------   -----------   ------------   ------------
    Net increase (decrease) in net assets
      from investment operations                (1,848,712)    2,112,777    (92,572,474)    34,176,155
                                               -----------   -----------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Institutional Class                                 --            --             --             --
    Retirement Class                                    --            --             --             --
  From net realized gains
    Institutional Class                         (1,295,408)           --     (1,761,359)            --
    Retirement Class                                    --            --     (1,881,665)            --
                                               -----------   -----------   ------------   ------------
    Total distributions                         (1,295,408)           --     (3,643,024)            --
                                               -----------   -----------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Institutional Class                            645,370     3,619,962     78,838,035     33,199,870
    Retirement Class                                    --            --     15,963,489     64,848,074
  Distributions reinvested
    Institutional Class                          1,295,388            --      1,736,727             --
    Retirement Class                                    --            --      1,881,664             --
  Cost of shares redeemed
    Institutional Class                            (84,802)   (2,230,193)   (11,273,172)    (4,706,518)
    Retirement Class                                    --            --    (10,085,690)    (5,750,425)
                                               -----------   -----------   ------------   ------------
    Net increase (decrease) in net assets
      from share transactions                    1,855,956     1,389,769     77,061,053     87,591,001
                                               -----------   -----------   ------------   ------------
    Net Increase (Decrease) in Net Assets       (1,288,164)    3,502,546    (19,154,445)   121,767,156
NET ASSETS
  Beginning                                      5,276,875     1,774,329    121,767,156             --
                                               -----------   -----------   ------------   ------------
  Ending                                       $ 3,988,711   $ 5,276,875   $102,612,711   $121,767,156
                                               -----------   -----------   ------------   ------------
                                               -----------   -----------   ------------   ------------
Undistributed net investment income (loss),
  ending                                       $    92,350   $    (6,720)  $         --   $         --
                                               -----------   -----------   ------------   ------------
                                               -----------   -----------   ------------   ------------
INSTITUTIONAL CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                       58,790       269,455      2,184,005        891,596
  Distributions reinvested                         129,023            --         51,735             --
  Shares redeemed                                   (6,540)     (167,405)      (305,310)      (129,801)
                                               -----------   -----------   ------------   ------------
  Net Institutional Share Activity                 181,273       102,050      1,930,430        761,795
                                               -----------   -----------   ------------   ------------
                                               -----------   -----------   ------------   ------------
RETIREMENT CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                           --            --        398,128      1,826,395
  Distributions reinvested                              --            --         56,236             --
  Shares redeemed                                       --            --       (284,235)      (143,113)
                                               -----------   -----------   ------------   ------------
                                               -----------   -----------   ------------   ------------
  Net Retirement Share Activity                         --            --        170,129      1,683,282
                                               -----------   -----------   ------------   ------------
                                               -----------   -----------   ------------   ------------

                                                      MID CAP GROWTH                 SMALL CAP GROWTH
                                               -------------------------------------------------------------
                                                 MARCH 31,       MARCH 31,      MARCH 31,       MARCH 31,
                                                    2001          2000(1)          2001          2000(1)
                                               --------------  -------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                 $  (1,357,037)  $   (935,954)  $    (177,978)  $  (1,401,740)
  Net realized gain (loss)                        (8,905,966)    18,056,987      (6,015,446)     38,511,301
  Net unrealized appreciation (depreciation)    (125,643,229)   122,864,215    (136,731,787)    120,080,481
                                               -------------   ------------   -------------   -------------
    Net increase (decrease) in net assets
      from investment operations                (135,906,232)   139,985,248    (142,925,211)    157,190,042
                                               -------------   ------------   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Institutional Class                                   --             --              --              --
    Retirement Class                                      --             --              --              --
  From net realized gains
    Institutional Class                          (47,068,553)            --     (56,521,457)     (4,096,925)
    Retirement Class                                  (4,414)            --      (1,261,403)        (59,712)
                                               -------------   ------------   -------------   -------------
    Total distributions                          (47,072,967)            --     (57,782,860)     (4,156,637)
                                               -------------   ------------   -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Institutional Class                           51,243,192    164,024,433      60,119,891     229,057,661
    Retirement Class                                  96,328         15,448       2,475,041       4,632,423
  Distributions reinvested
    Institutional Class                           47,048,348             --      53,894,052       3,913,443
    Retirement Class                                   4,395             --       1,261,386          59,711
  Cost of shares redeemed
    Institutional Class                          (53,781,088)   (51,633,673)    (56,296,713)   (107,190,111)
    Retirement Class                                  (2,960)            --      (1,563,937)     (1,089,181)
                                               -------------   ------------   -------------   -------------
    Net increase (decrease) in net assets
      from share transactions                     44,608,215    112,406,208      59,889,720     129,383,946
                                               -------------   ------------   -------------   -------------
    Net Increase (Decrease) in Net Assets       (138,370,984)   252,391,456    (140,818,351)    282,417,351
NET ASSETS
  Beginning                                      252,391,456             --     282,417,351              --
                                               -------------   ------------   -------------   -------------
  Ending                                       $ 114,020,472   $252,391,456   $ 141,599,000   $ 282,417,351
                                               -------------   ------------   -------------   -------------
                                               -------------   ------------   -------------   -------------
Undistributed net investment income (loss),
  ending                                       $          --   $         --   $          --   $          --
                                               -------------   ------------   -------------   -------------
                                               -------------   ------------   -------------   -------------
INSTITUTIONAL CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                      1,980,576      7,728,872       3,775,176      15,406,294
  Distributions reinvested                         2,468,434             --       4,509,963         199,564
  Shares redeemed                                 (2,151,099)    (1,648,958)     (4,099,594)     (5,374,314)
                                               -------------   ------------   -------------   -------------
  Net Institutional Share Activity                 2,297,911      6,079,914       4,185,545      10,231,544
                                               -------------   ------------   -------------   -------------
                                               -------------   ------------   -------------   -------------
RETIREMENT CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                          5,652            345         149,154         275,474
  Distributions reinvested                               231             --         105,732           3,045
  Shares redeemed                                     (1,186)            --         (96,964)        (61,809)
                                               -------------   ------------   -------------   -------------
                                               -------------   ------------   -------------   -------------
  Net Retirement Share Activity                        4,697            345         157,922         216,710
                                               -------------   ------------   -------------   -------------
                                               -------------   ------------   -------------   -------------

------------------------------

(1)  Commenced operations on 5/7/99.
(2)  Commenced operations on 9/1/99.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED
YEARS ENDED MARCH 31

                                                     MINI CAP GROWTH                    VALUE
                                               ---------------------------------------------------------
                                                 MARCH 31,      MARCH 31,     MARCH 31,      MARCH 31,
                                                   2001           2000           2001         2000(1)
                                               -------------  -------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                 $   (479,036)  $   (927,783)  $   432,765   $    302,320
  Net realized gain (loss)                      (10,838,469)    42,644,433     2,174,568     (1,851,668)
  Net unrealized appreciation (depreciation)    (37,386,199)    22,774,301       867,460        (72,647)
                                               ------------   ------------   -----------   ------------
    Net increase (decrease) in net assets
      from investment operations                (48,703,704)    64,490,951     3,474,793     (1,621,995)
                                               ------------   ------------   -----------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Institutional Class                                  --             --      (313,234)      (180,191)
    Retirement Class                                     --             --       (62,811)       (36,526)
  From net realized gains
    Institutional Class                         (36,129,782)   (12,874,595)           --             --
    Retirement Class                                     --             --            --             --
                                               ------------   ------------   -----------   ------------
    Total distributions                         (36,129,782)   (12,874,595)     (376,045)      (216,717)
                                               ------------   ------------   -----------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Institutional Class                          60,321,895     54,433,243    29,000,778     39,557,331
    Retirement Class                                     --             --     3,196,109     10,605,176
  Distributions reinvested
    Institutional Class                          35,745,891     11,152,871       296,619        162,222
    Retirement Class                                     --             --        62,789         36,526
  Cost of shares redeemed
    Institutional Class                         (55,645,629)   (78,574,475)   (8,267,939)   (14,894,948)
    Retirement Class                                     --             --    (1,762,417)    (2,742,281)
                                               ------------   ------------   -----------   ------------
    Net increase (decrease) in net assets
      from share transactions                    40,422,157    (12,988,361)   22,525,939     32,724,026
                                               ------------   ------------   -----------   ------------
    Net Increase (Decrease) in Net Assets       (44,411,329)    38,627,995    25,624,687     30,885,314
NET ASSETS
  Beginning                                      92,221,035     53,593,040    30,885,314             --
                                               ------------   ------------   -----------   ------------
  Ending                                       $ 47,809,706   $ 92,221,035   $56,510,001   $ 30,885,314
                                               ------------   ------------   -----------   ------------
                                               ------------   ------------   -----------   ------------
Undistributed net investment income (loss),
  ending                                       $         --   $         --   $   126,744   $     85,603
                                               ------------   ------------   -----------   ------------
                                               ------------   ------------   -----------   ------------
INSTITUTIONAL CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                     2,405,798      1,627,656     1,288,327      1,756,417
  Distributions reinvested                        3,229,079        434,640        12,785          7,193
  Shares redeemed                                (2,520,551)    (2,542,833)     (374,348)      (697,277)
                                               ------------   ------------   -----------   ------------
  Net Institutional Share Activity                3,114,326       (480,537)      926,764      1,066,333
                                               ------------   ------------   -----------   ------------
                                               ------------   ------------   -----------   ------------
RETIREMENT CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                            --             --       141,616        480,770
  Distributions reinvested                               --             --         2,707          1,620
  Shares redeemed                                        --             --       (78,013)      (128,165)
                                               ------------   ------------   -----------   ------------
                                               ------------   ------------   -----------   ------------
  Net Retirement Share Activity                          --             --        66,310        354,225
                                               ------------   ------------   -----------   ------------
                                               ------------   ------------   -----------   ------------

------------------------------

(1)  Commenced operations on 5/7/99.
(2)  Commenced operations on 9/1/99.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                       CONVERTIBLE                HIGH QUALITY BOND            HIGH YIELD BOND
                                               -------------------------------------------------------------------------------------
                                                 MARCH 31,      MARCH 31,      MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
                                                   2001          2000(1)         2001         2000(1)         2001        2000(1)
                                               -------------  -------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                 $  3,162,471   $  1,126,144   $  1,899,488   $ 1,251,519   $ 2,682,993   $ 1,423,836
  Net realized gain (loss)                      (13,610,018)     7,088,413        780,994      (495,907)   (1,118,256)           55
  Net unrealized appreciation (depreciation)    (26,400,965)    17,762,770        779,643      (424,384)   (1,791,667)     (678,740)
                                               ------------   ------------   ------------   -----------   -----------   -----------
    Net increase (decrease) in net assets
      from investment operations                (36,848,512)    25,977,327      3,460,125       331,228      (226,930)      745,151
                                               ------------   ------------   ------------   -----------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Institutional Class                          (3,162,709)    (1,117,941)    (1,642,926)   (1,094,677)   (2,685,171)   (1,398,556)
    Retirement Class                                     --             --       (265,529)     (149,889)          (11)           --
  From net realized gains
    Institutional Class                          (7,494,913)            --             --            --            --            --
    Retirement Class                                     --             --             --            --            --            --
                                               ------------   ------------   ------------   -----------   -----------   -----------
    Total distributions                         (10,657,622)    (1,117,941)    (1,908,455)   (1,244,566)   (2,685,182)   (1,398,556)
                                               ------------   ------------   ------------   -----------   -----------   -----------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Institutional Class                          60,542,842    143,946,204     40,650,134    24,431,234    29,075,385    24,021,970
    Retirement Class                                     --             --      2,405,349     3,758,674           163            --
  Distributions reinvested
    Institutional Class                          10,143,668        670,389      1,625,989     1,093,702     2,064,335       953,475
    Retirement Class                                     --             --        265,526       149,887             8            --
  Cost of shares redeemed
    Institutional Class                         (11,009,514)   (54,820,892)   (16,622,039)   (4,797,271)   (7,157,415)   (2,770,396)
    Retirement Class                                     --             --       (650,293)   (1,003,663)           --            --
                                               ------------   ------------   ------------   -----------   -----------   -----------
    Net increase (decrease) in net assets
      from share transactions                    59,676,996     89,795,701     27,674,666    23,632,563    23,982,476    22,205,049
                                               ------------   ------------   ------------   -----------   -----------   -----------
    Net Increase (Decrease) in Net Assets        12,170,862    114,655,087     29,226,336    22,719,225    21,070,364    21,551,644
NET ASSETS
  Beginning                                     114,655,087             --     22,719,225            --    21,551,644            --
                                               ------------   ------------   ------------   -----------   -----------   -----------
  Ending                                       $126,825,949   $114,655,087   $ 51,945,561   $22,719,225   $42,622,008   $21,551,644
                                               ------------   ------------   ------------   -----------   -----------   -----------
                                               ------------   ------------   ------------   -----------   -----------   -----------
Undistributed net investment income (loss),
  ending                                       $      3,007   $      3,263   $   (102,924)  $    15,863   $    29,784   $    25,280
                                               ------------   ------------   ------------   -----------   -----------   -----------
                                               ------------   ------------   ------------   -----------   -----------   -----------
INSTITUTIONAL CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                     2,052,902      5,721,713      3,262,887     1,950,011     2,581,278     1,951,452
  Distributions reinvested                          389,717         37,603        131,187        90,095       183,708        78,264
  Shares redeemed                                  (367,869)    (2,353,847)    (1,354,886)     (395,420)     (628,397)     (226,907)
                                               ------------   ------------   ------------   -----------   -----------   -----------
  Net Institutional Share Activity                2,074,750      3,405,469      2,039,188     1,644,686     2,136,589     1,802,809
                                               ------------   ------------   ------------   -----------   -----------   -----------
                                               ------------   ------------   ------------   -----------   -----------   -----------
RETIREMENT CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                            --             --        195,161       303,597            14            --
  Distributions reinvested                               --             --         21,553        10,619            --            --
  Shares redeemed                                        --             --        (52,831)      (82,441)           --            --
                                               ------------   ------------   ------------   -----------   -----------   -----------
                                               ------------   ------------   ------------   -----------   -----------   -----------
  Net Retirement Share Activity                          --             --        163,883       231,775            14            --
                                               ------------   ------------   ------------   -----------   -----------   -----------
                                               ------------   ------------   ------------   -----------   -----------   -----------

------------------------------

(1)  Commenced operations on 5/7/99.
(2)  Commenced operations on 9/1/99.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

NOTE A -- ORGANIZATION

  Nicholas-Applegate Institutional Funds (formerly Nicholas-Applegate Investment Trust) (the "Trust") is an open-end management investment company. The Trust was established as a Delaware business trust on December 17, 1992 and consists of seventeen separate portfolios (collectively the "Funds" and each a "Fund"). Each Fund's investment objectives, strategies and risks are discussed in the Funds' current prospectuses. All of the Funds offer Institutional shares ("Class I") and eight Funds offer Retirement shares ("Class R"). Class I and Class R shares have no sales charge or distribution fee, but Class R shares have a shareholder servicing fee. The seventeen Funds offering Class I shares are covered in this report with each Fund's operations accounted for separately.

REORGANIZATION

  On May 7, 1999, the Trust was renamed Nicholas-Applegate Institutional Funds to be the successor entity to the institutional assets of Nicholas-Applegate Mutual Funds (NAMF). On that date, substantially all of the institutional assets of the single-class series of NAMF were transferred to the renamed Trust in a tax-free exchange for Class I shares of the corresponding Funds of the Trust, which for accounting purposes is treated as a continuation of the portfolios. Concurrently, substantially all institutional shareholders of the multi-class series of NAMF exchanged their shares for corresponding Class I shares of the respective Funds of the Trust, which has been accounted for as a taxable exchange and a commencement of operations of those Funds.

  The investment objectives, policies and limitations of the Funds of the Trust were identical in every respect to the corresponding portfolios of the NAMF. The investment management fees and expense limitations are also identical. The Trust is authorized to issue an unlimited number of shares.

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

  Significant accounting policies consistently followed by the Funds in preparing these financial statements are described below. The policies conform with accounting principles generally accepted in the United States.

SECURITY VALUATIONS

  The Funds value equity securities traded on national or international exchanges and market systems at the last sales price reported by the security's primary market at the time of daily valuation. If a last sales price is not available, these securities are valued at the mean between last reported bid and ask prices. Debt securities are valued at bid prices obtained from independent pricing services or from one or more dealers making markets in the securities. Security prices quoted in a foreign currency are translated using the current U.S. dollar exchange rate. Short-term securities maturing within 60 days are valued at amortized cost which approximates market value. When market quotations for securities are not readily available, a fair value is determined by the Investment Adviser in accordance with procedures established by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Security transactions are accounted for as of trade date. Realized gains and losses from security transactions are determined on an identified-cost basis.

  Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when the information becomes available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted and amortized on the same basis as used for federal tax reporting.

FOREIGN CURRENCY TRANSACTIONS

  At each net asset valuation date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

exchange rate. Security transactions, income and expenses are converted at the prevailing exchange rate on the day of the event. The effect of changes in exchange rates on securities denominated in a foreign currency is included with the net realized and unrealized gain or loss of the associated security. Other foreign currency gains or losses are reported separately.

  Certain Funds may use forward foreign currency contracts to reduce their exposure to currency fluctuations of their foreign securities. These contracts are commitments to purchase or sell a foreign currency at a specified rate on a future date. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation of investments. The contract commitment is fully collateralized by cash or securities of the Fund. Foreign denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory and market risk. Evaluating and monitoring such risk exposure is a part of the Funds' management strategy.

FUTURES CONTRACTS

  Each Fund may enter into futures contracts involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS CONTRACTS

  The Funds may: (a) buy call options on foreign currency in anticipation of an increase in the value of the underlying asset; (b) buy put options on foreign currency, portfolio securities, and futures in anticipation of a decrease in the value of the underlying asset; and (c) write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

EQUITY-LINKED SECURITIES

  Certain Funds may purchase equity-linked securities, also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker or custodian equal to the change in the value of the underlying security. The primary risk is default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties

--------------------------------------------------------------------------------

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NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

SECURITIES LENDING

  Each Fund may temporarily loan securities up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower fully collateralizes the loans with cash. The risk associated with portfolio lending is that the borrower may not provide additional collateral when required or return the securities when due.

  The market value of securities on loan and the related collateral at March 31, 2001 were:

                                          MARKET VALUE   COLLATERAL
FUND                                       (IN 000'S)    (IN 000'S)
----                                      ------------   -----------
Worldwide Growth........................    $23,312         $23,849
Global Blue Chip........................      2,933           2,985
Global Technology.......................     21,596          22,565
International Core Growth...............     35,697          37,041
International Small Cap Growth..........     41,302          44,071
Emerging Countries......................     21,566          23,242
Pacific Rim.............................         70              86
Latin America...........................        493             508
Large Cap Growth........................     31,009          31,500
Mid Cap Growth..........................     29,706          30,645
Small Cap Growth........................     42,875          44,319
Mini Cap Growth.........................     12,035          12,276
Global Health Care......................     15,181          15,525
Value...................................      6,003           6,150
Convertible.............................      1,858           2,073

CREDIT FACILITY

  The Trust has a $30 million credit facility available to fund temporary or emergency borrowing. Each Fund pays its pro-rata share of an annual commitment fee plus interest on its specific borrowings. On December 26, 2000 Emerging Countries Fund borrowed $23,000,000 for 9 days at a weighted average interest rate of 7.08%. This was the only use of the credit facility during the period presented.

FEDERAL INCOME TAXES

  The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. A Fund investing in foreign securities records any foreign taxes on income and gains on such investments in accordance with the applicable tax rules. The Funds' tax accounting treatment of loss deferrals, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.

  Capital loss carryforwards may be used to offset current or future capital gains until expiration. The following table reflects the capital loss carryforwards as of March 31, 2001.

                                        CAPITAL LOSS
                                        CARRYFORWARD   EXPIRATION
FUND                                     (IN 000'S)       DATE
----                                    ------------   ----------
Global Technology.....................     52,122      3/31/2009
International Core Growth.............     15,094      3/31/2009
International Small Cap Growth........      5,844      3/31/2009
Emerging Countries....................     33,556      3/31/2009
Pacific Rim...........................        406      3/31/2009
Latin America.........................        318      3/31/2009
Large Cap Growth......................      4,810      3/31/2009
Convertible...........................      3,628      3/31/2009
High Yield Bond.......................        197      3/31/2009

DISTRIBUTIONS TO SHAREHOLDERS

  The Funds record distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Funds' capital accounts are periodically reclassified to reflect income and gains available

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

for distribution under income tax regulations. The Funds make income and capital gain distributions at least annually. Funds with income objectives make distributions either quarterly or monthly in accordance with the prospectuses.

FUND EXPENSES AND MULTI-CLASS ALLOCATIONS

  Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Each share offered by a Fund has equal rights to assets but incurs certain Class specific expenses. The Funds allocate income, gains and losses, both realized and unrealized, and expenses, except for Class specific expenses, based on the relative net assets of each share class.

USE OF ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

NICHOLAS-APPLEGATE SOUTHEAST ASIA FUND, LTD.

  The Emerging Countries Fund, Global Technology Fund, and International Small Cap Growth Fund invest in the Indian and certain other Southeast Asia stock markets through Nicholas-Applegate Southeast Asia Fund Ltd., a limited life company incorporated under the laws of Mauritius (the "Mauritius Subsidiary"). The Mauritius Subsidiary is entitled to benefit from the double taxation treaty between India and Mauritius, and invests in India in what the Investment Adviser considers to be the most efficient way currently available. The Mauritius Subsidiary may also be utilized to invest in other Southeast Asia markets where deemed appropriate or advisable by the Investment Adviser. Each Fund holds a 100% interest in a separate class of securities issued by the Mauritius Subsidiary, represented by a separate, underlying portfolio of securities. The accounts of the Mauritius Subsidiary are reflected in the Funds using consolidation accounting principles.

NOTE C -- TRANSACTIONS WITH AFFILIATES

  Nicholas-Applegate Capital Management, as the Investment Adviser of the Funds, receives the following annual fees payable monthly based on the average daily net assets of each Fund.

Mini Cap Growth, Emerging Countries
  and Latin America.................   1.25%
Small Cap Growth, International Core
  Growth, International Small Cap
  Growth, Pacific Rim, Worldwide
  Growth, Global Technology and
  Global Healthcare.................   1.00%
Global Blue Chip....................   0.80%
Large Cap Growth, Value, Mid Cap
  Growth, and Convertible...........   0.75%
High Yield Bond.....................   0.60%
High Quality Bond...................   0.45%

  The fees are reduced on Mid Cap Growth, Convertible, High Quality Bond, International Core Growth, International Small Cap Growth, Worldwide Growth, Large Cap Growth and Value when the average net assets exceed $500 million. For High Quality Bond Fund, the Investment Adviser has entered into an agreement with Criterion Investment Management LLC ("the Subadviser"). The agreement states that the Subadviser will receive a fee paid by the Investment Adviser at an annualized rate of 0.25% of the Fund's daily net assets.

  Under an Administrative Services agreement the Investment Adviser provides operational support services to the Funds at an annual fee on average daily net assets of 0.10%.

  The Investment Adviser has agreed to limit the Fund's expenses to certain levels through March 31, 2001. Expenses reimbursed by the Investment Adviser prior to July 24, 1998 may be recouped from the Funds within five years of that date. Expenses

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

reimbursed by the Investment Adviser from July 24, 1998 through May 7, 1999 may be recouped from the Funds within five years after the year in which they are reimbursed. Any expenses reimbursed after May 7, 1999 may be recouped within three years after the year in which they are reimbursed. The Investment Adviser will recover such reimbursements to the extent of the differences between a Fund's actual expenses (exclusive of interest expense, taxes, brokerage, and the costs of establishing and maintaining The Mauritius Subsidiary) when they fall below the limit, and the voluntary limit.

                                   EXPENSE LIMIT
                             --------------------------   UNREIMBURSED
                             INSTITUTIONAL   RETIREMENT    AMOUNTS AT
FUND                             CLASS         CLASS         3/31/01
----                         -------------   ----------   -------------
Worldwide Growth                 1.35%            --       $  318,824
Global Blue Chip...........      1.20%            --          349,800
Global Technology..........      1.40%            --                0
Global Health Care.........      1.40%            --                0
International Core
 Growth....................      1.40%         1.65%           17,426
International Small Cap
 Growth....................      1.40%            --          591,429
Emerging Countries.........      1.65%         1.90%        1,115,354
Pacific Rim................      1.40%            --          416,268
Latin America..............      1.65%            --          312,298
Large Cap Growth...........      1.00%         1.25%          241,864
Mid Cap Growth.............      1.00%         1.25%        1,009,944
Small Cap Growth...........      1.17%         1.42%        1,919,961
Mini Cap Growth............      1.56%            --          619,878
Value......................      1.00%         1.25%          396,507
Convertible................      1.00%            --          708,630
High Quality Bond..........      0.45%         0.70%          811,847
High Yield Bond............      0.75%         1.00%          261,301

  Certain officers of the Trust are also officers of the Investment Adviser and Distributor. The Trustees who are not affiliated with the Investment Adviser receive annual compensation of approximately $18,000 each from the Trust.

NOTE D -- INVESTMENT TRANSACTIONS

  The following table presents purchases and sales of securities, excluding short-term investments, during the year ended March 31, 2001 to indicate the volume of transactions in each Fund. The tax cost of securities held at March 31, 2001, and the related gross and net unrealized appreciation and depreciation, provide aggregate information on a tax basis against which future gains and losses on these investments are measured for distribution purposes.

                                                                                                    NET
                                                                   GROSS           GROSS         UNREALIZED
                                                                 UNREALIZED     UNREALIZED      APPRECIATION
                       PURCHASES      SALES        TAX COST     APPRECIATION   DEPRECIATION    (DEPRECIATION)
FUND                   (IN 000'S)   (IN 000'S)    (IN 000'S)     (IN 000'S)     (IN 000'S)       (IN 000'S)
----                   ----------   ----------   ------------   ------------   -------------   --------------
Worldwide Growth.....   $296,855    $  302,198   $    114,279     $ 2,680        $(19,876)        $(17,196)
Global Blue Chip.....     86,808        87,584         16,084         741          (2,128)          (1,387)
Global Technology....    990,963     1,084,800        115,714         796         (41,182)         (40,386)
Global Health Care...    902,635       927,870         95,350       6,189         (13,147)          (6,958)
International Core
 Growth..............    664,186       628,512        251,621       6,619         (30,675)         (24,056)
International Small
 Cap Growth..........    419,948       366,242        210,751      12,955         (29,963)         (17,008)
Emerging Countries...    556,763       555,828        156,498       6,241         (20,649)         (14,408)
Pacific Rim..........     27,513        27,960          2,076          95            (210)            (115)
Latin America........     21,439        20,612          4,661          66            (705)            (639)
Large Cap Growth.....    268,823       196,494        125,183       1,790         (25,864)         (24,074)
Mid Cap Growth.......    357,292       360,485        114,394      16,607         (19,642)          (3,035)
Small Cap Growth.....    256,752       258,680        158,798      14,159         (31,902)         (17,743)
Mini Cap Growth......     83,112        83,483         48,873       8,497          (9,086)            (589)
Value................     73,565        51,708         63,330       3,745          (3,558)             187
Convertible..........    197,436       149,189        136,505       7,678         (17,191)          (9,513)
High Quality Bond....    298,729       274,256         54,251         665            (390)             275
High Yield Bond......     55,105        31,546         43,599         563          (3,042)          (2,479)

  Gains and losses resulting from redemptions-in-kind are included in the realized gain/loss from securities and foreign currency transactions. During the period, International Core Growth had a redemption-in-kind valued at $705,280.

NOTE E -- FINANCIAL INSTRUMENTS

  During the year, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

FORWARDS
  When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.

  At March 31, 2001, High Quality Bond had outstanding forward contracts for the purchase and sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, or the date an offsetting position, if any, has been entered into.

                                                                  NET
                                                               UNREALIZED
                                                   MARKET    APPRECIATION/
                          LOCAL      SETTLEMENT    VALUE     (DEPRECIATION)
                        CURRENCY        DATE        US$           US$
                       -----------   ----------   --------   --------------
HIGH QUALITY BOND
To Buy:
European Euro........      200,000    5/15/01     $176,872      $(7,442)
JPY..................   20,000,000    5/15/01      160,565       (3,750)

To Sell:
European Euro........     (900,000)   5/15/01     (795,925)      45,575
JPY..................  (40,000,000)   5/15/01     (321,132)      18,892
                                                                -------
Net equity in foreign
 currency exchange
 contracts...........                                           $53,275
                                                                =======

OPTIONS

  Transactions in options written during the year ended March 31, 2001, were as follows:

                                     HIGH QUALITY BOND FUND
                                  ----------------------------
                                  NUMBER OF       PREMIUMS
                                  CONTRACTS    PAID/(RECEIVED)
                                  ----------   ---------------
Options outstanding at March 31,
 2000...........................         --        $    --
Options written.................   (650,000)        (6,046)
Options terminated in closing
 purchase.......................         --             --
                                   --------        -------
Options outstanding at March 31,
 2001...........................   (650,000)       $(6,046)
                                   ========        =======

  At March 31, 2001, the following securities included in the accompanying schedule of investments, were deposited in a segregated custodian account as collateral for the options contracts.

                                         PRINCIPAL   VALUE AT
                                          AMOUNT     3/31/2001
                                         ---------   ---------
United States Treasury Notes, 6.500%,
 5/31/01...............................  $150,000    $150,446
                                                     --------
Total collateral for options
 contracts.............................              $150,446
                                                     ========

NOTE F -- SUPPLEMENTAL PROXY INFORMATION (UNAUDITED)

1. The Nicholas-Applegate Institutional Funds held a special meeting of the shareholders of the Global Health Care Fund on April 7, 2000. Shareholders approved the proposal to amend the Fund's fundamental investment policy with respect to diversification of the Fund's portfolio securities as described in the proxy statement mailed to shareholders of record as of February 9, 2000 on February 24, 2000.

FUND                                    FOR       AGAINST    ABSTAIN
----                                 ----------   --------   --------
GLOBAL HEALTH CARE FUND............   2,076,750         0          0

2. The Nicholas-Applegate Institutional Funds held a meeting of the shareholders on January 12, 2001. Shareholders approved the investment advisory agreement between the Funds and

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   Nicholas-Applegate Capital Management as described in the proxy statement mailed to shareholders of record as of November 10, 2000 on November 27, 2000.

FUND                                    FOR       AGAINST    ABSTAIN
----                                 ----------   --------   --------
Worldwide Growth...................   4,193,316         0          0
Global Blue Chip...................     664,360         0          0
Global Technology..................   1,212,175    18,311      5,943
Global Health Care.................   2,873,705    21,259      9,533
International Core Growth..........   6,828,174     2,652     38,345
International Small Cap Growth.....   4,784,327         0          0
Emerging Countries.................  12,009,300    36,877        312
Pacific Rim........................     101,409         0          0
Latin America......................     248,926         0          0
Large Cap Growth...................   1,792,026     4,412      6,364
Mid Cap Growth.....................   4,755,071         3          0
Small Cap Growth...................   6,690,522         0          0
Mini Cap Growth....................   1,696,237     2,528     17,994
Value..............................   1,658,735         0     11,297
Convertible........................   2,840,782         0          0
High Quality Bond..................   1,964,122         0          0
High Yield Bond....................   1,339,062         0          0

3. The Nicholas-Applegate Institutional Funds held a meeting of the shareholders on January 12, 2001. Shareholders approved the new subadvisory agreement between Nicholas-Applegate Capital Management and Criterion Management on behalf of the High Quality Bond and Short Intermediate Funds as described in the proxy statement mailed to shareholders of record as of November 10, 2000 on November 27, 2000.

FUND                                    FOR       AGAINST    ABSTAIN
----                                 ----------   --------   --------
High Quality Bond..................   1,964,122         0          0

NOTE G -- ADDITIONAL FEDERAL TAX INFORMATION (UNAUDITED)

  The amounts which represent income derived from sources within, and taxes paid to foreign countries or possessions of the United States are as follows:

                                            FOREIGN
                                             SOURCE        FTC
FUND:                                       INCOME:      TOTAL:
-----                                      ----------   ---------
Worldwide Growth.........................  $ 848,193    $137,723
Global Blue Chip.........................          0           0
Global Technology........................          0           0
Global Health Care.......................          0           0
International Core Growth................  2,943,020     474,432
International Small Cap Growth...........  1,444,129     177,162
Emerging Countries.......................  3,009,610     189,052
Pacific Rim..............................     18,263       1,662
Latin America............................    141,169       9,516
Large Cap Growth.........................          0           0
Mid Cap Growth...........................          0           0
Small Cap Growth.........................          0           0
Mini Cap Growth..........................          0           0
Value....................................          0           0
Convertible..............................          0           0
High Quality.............................          0           0
High Yield...............................          0           0

  The percentage of ordinary dividends paid by the Funds during the year ended 3/31/01, which qualify for the Dividends Received Deduction available to corporate shareholders was:

FUND:                                                 PERCENTAGE:
-----                                                 -----------
Worldwide Growth....................................     0.49%
Global Blue Chip....................................     0.84%
Global Technology...................................     0.02%
Global Health Care..................................     2.97%
International Core Growth...........................     0.03%
International Small Cap Growth......................        0%
Emerging Countries..................................        0%
Pacific Rim.........................................        0%
Latin America.......................................        0%
Large Cap Growth....................................     6.82%
Mid Cap Growth......................................     0.50%
Small Cap Growth....................................     4.53%
Mini Cap Growth.....................................     2.90%
Value...............................................    72.08%
Convertible.........................................    34.16%
High Quality........................................     0.82%
High Yield..........................................     0.03%

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

  The Funds hereby designate the following approximate amounts as capital gains distributions for the purpose of the Dividends Paid Deduction:

FUND:                                                   AMOUNTS:
-----                                                  ----------
Worldwide Growth.....................................  $5,688,864
Global Blue Chip.....................................   1,411,567
Global Technology....................................   1,126,035
Global Health Care...................................           0
International Core Growth............................           0
International Small Cap Growth.......................           0
Emerging Countries...................................           0
Pacific Rim..........................................     225,506
Latin America........................................      73,186
Large Cap Growth.....................................           0
Mid Cap Growth.......................................  28,719,608
Small Cap Growth.....................................  20,965,623
Mini Cap Growth......................................   8,418,366
Value................................................           0
Convertible..........................................           0
High Quality.........................................           0
High Yield...........................................           0

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
------------------------------------------------------------------------
ERNST & YOUNG LLP
725 SOUTH FIGUEROA STREET
LOS ANGELES, CALIFORNIA 90017
PHONE: 213 977 3200

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

  We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the following series of Nicholas-Applegate Institutional Funds: Worldwide Growth Fund, Global Blue Chip Fund, Global Technology Fund, Global Health Care Fund, International Core Growth Fund, International Small Cap Growth Fund, Emerging Countries Fund, Pacific Rim Fund, Latin America Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Mini Cap Growth Fund, Value Fund, Convertible Fund, High Quality Bond Fund and High Yield Bond Fund (collectively the "Funds") as of March 31, 2001, and the related statements of operations, the statements of changes in net assets and the financial highlights for the respective periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series of Nicholas-Applegate Institutional Funds, named above, as of March 31, 2001, the results of their operations, changes in their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
May 4, 2001

--------------------------------------------------------------------------------

               TRUSTEES OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                               Arthur E. Nicholas
                                 Walter E. Auch
                               Darlene T. DeRemer
                                George F. Keane

                                    OFFICERS

                         John J.P. McDonnell, PRESIDENT
                         E. Blake Moore, Jr., SECRETARY
                   Charles H. Field, Jr., ASSISTANT SECRETARY
                          C. William Maher, TREASURER

                               INVESTMENT ADVISER

                     Nicholas-Applegate Capital Management

                                  DISTRIBUTOR

                         Nicholas-Applegate Securities

                                   CUSTODIAN

                 Brown Brothers Harriman & Co., Private Bankers

                                 TRANSFER AGENT

                       State Street Bank & Trust Company

     NICHOLAS APPLEGATE-R-

    I N S T I T U T I O N A L    F U N D S


    600 WEST BROADWAY
    SAN DIEGO, CALIFORNIA 92101
    800 - 551 - 8643
    NICHOLAS-APPLEGATE SECURITIES, DISTRIBUTOR












                                                                SEMIANN900INST

                                       NICHOLAS|APPLEGATE-REGISTERED TRADEMARK-
                                                 INSTITUTIONAL FUNDS






                               ANNUAL REPORT
                             RETIREMENT SHARES
                              MARCH 31, 2001

LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDER:

This fiscal year proved to be one of the most challenging periods for investors in global equity markets. Major indices in the United States fell sharply following several years of record-breaking advances. Overseas, equities also sustained losses in both developed and emerging countries.

  A confluence of factors contributed to the downturn, with higher interest rates at the top of the list. Central banks worldwide raised interest rates 129 times in 2000. This tight monetary policy combined with rising fuel costs slowed global economic activity and cut into corporate profits. Dimming growth prospects for technology stocks and weakness in the euro currency added to selling pressure.

  The environment was particularly difficult for growth stock investors, since technology and other high-growth issues led the market's decline. Against a backdrop of downside price volatility, many investors' appetite for risk decreased. As a result, they bid prices of stocks with high earnings growth, high valuations and high levels of market sensitivity lower.

  At Nicholas-Applegate, we appreciate the seriousness of this situation. Market conditions, such as these, are troubling for even the most disciplined investor. Still, we hope you will not be overly discouraged by these developments. There are signs of improvement in the global investment landscape.

  In response to the slowdown in global economic activity, central banks worldwide began easing monetary policy in late 2000. In the United States, the Federal Reserve aggressively lowered interest rates during the first quarter of 2001, starting with a surprise rate cut in January. The combination of falling interest rates, continued subdued inflation and unprecedented equity market volatility propelled US bond prices higher during the fiscal year.

  While recent stock market conditions have tested investors' resolve, we are optimistic about the prospects for US and international equities going forward. Attractive valuations, easier monetary policy, and more favorable earnings comparisons in late 2001 and into 2002 offer the potential for stock prices to climb higher. Investor expectations that reflect more normal rates of return could also drive a recovery in equities.

  A look at performance over the last half-century shows stock markets have often rebounded sharply off lows to reach new highs. It is imperative to note that investors who missed the first three months of these market recoveries typically lost out on some of the best opportunities for capital appreciation. This underscores the importance of staying fully invested and of following a carefully designed asset allocation plan.

  Since Nicholas-Applegate was founded in 1984, the markets have experienced periods of volatility, spanning both peaks and valleys. Regardless of the environment, we have adhered to our proven investment philosophy and process at all times. Over the long term, we believe that our style of investing will continue to reward shareholders.

  On behalf of everyone at Nicholas-Applegate, we appreciate your confidence and thank you for your participation in the Nicholas-Applegate Institutional Funds.

Best Regards,

/s/ Arthur E. Nicholas

Arthur E. Nicholas
Chairman

--------------------------------------------------------------------------------

TABLE OF CONTENTS
------------------------------------------------------------------------

                                                                           PAGE
The Funds' Review and Outlook, Performance and Schedule of Investments
  International Core Growth.............................................     1
  Emerging Countries....................................................     6
  Large Cap Growth......................................................    11
  Mid Cap Growth........................................................    14
  Small Cap Growth......................................................    18
  Value.................................................................    25
  High Quality Bond.....................................................    29
  High Yield Bond.......................................................    36
The Funds':
  Financial Highlights..................................................    42
  Statement of Assets and Liabilities...................................    44
  Statement of Operations...............................................    46
  Statement of Changes in Net Assets....................................    48
  Notes to Financial Statements.........................................    51
  Report of Independent Auditors........................................    58

------------------------
This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a currently effective prospectus for Nicholas-Applegate Institutional Funds Retirement Shares. Distributor: Nicholas-Applegate Securities.

INTERNATIONAL CORE GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: LORETTA J. MORRIS, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Director of Quantitative Research and Portfolio Management; CHRISTOPHER ANGIOLETTI, Portfolio Manager; MELISA GRIGOLITE, Portfolio Manager; PEDRO V. MARCAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; JON BORCHARDT, Investment Analyst; CHRISTOPHER A. HERRERA, Investment Analyst; DAVID LOPEZ, Investment Analyst; ERIC SAGMEISTER, Investment Analyst; ROLF SCHILD, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The International Core Growth Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations corresponding to the top 75% of publicly traded companies as measured by stock market capitalizations within each country.

  MARKET OVERVIEW: Developed non-US equities were unable to sustain their impressive gains of the prior 12 months. International exchanges traded lower during the fiscal year ended March 31, 2001 due to:

  - The impact of slowing global economic growth on corporate profits, particularly among technology and telecommunications companies

  - High energy prices and the implications for inflation

  - Persistent concerns about non-performing Japanese bank loans along with political turmoil and economic uncertainty in Japan

  In response to deteriorating economic and financial market conditions, central banks worldwide began aggressively easing monetary policy near the end of 2000. While the European Central Bank refrained from easing due to inflation concerns, it signaled the potential for future rate cuts.

  PERFORMANCE: After posting a 61.3% gain last period,the Fund lost 36.2% during the 12 months ended March 31, 2001. The MSCI EAFE Index dropped 25.9% during the fiscal year.

  PORTFOLIO SPECIFICS: Growth stocks were out of favor this period. This hurt the Fund's performance versus its style-neutral benchmark, since the Fund's holdings are concentrated in growth stocks. Stock selection in the United Kingdom, Japan and in the technology sector also negatively impacted relative results. On a favorable note, stock selection among pharmaceutical firms helped returns, and names such as Biovail, Teva Pharmaceutical and AstraZeneca were top-performing holdings. Select energy stocks, including Anderson Exploration, also favorably affected relative performance, as did an underweight in the poorly performing telephone utilities industry.

  MARKET OUTLOOK: As 2001 continues to unfold, the outlook for international equity investing is promising. Current easier monetary policy on behalf of central banks worldwide provides a firm foundation for stocks' recovery. The slowdown in European economic growth is likely to be much less pronounced than in other parts of the world. In Japan, deregulation is reshaping key industries, and many companies are implementing cost-cutting restructuring measures.

  Against this positive backdrop, we are confident that strict adherence to our investment process will lead us to international companies with accelerating earnings growth.

--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL CORE GROWTH FUND RETIREMENT SHARES WITH THE MSCI EAFE INDEX.

                                                         ANNUALIZED TOTAL RETURNS
                                                              As of 3/31/01                       SINCE
                           1 YEAR                                                                INCEPTION
                           -36.17%                                                                13.07%

[CHART]

              INTERNATIONAL CORE GROWTH
          FUND RETIREMENT SHARES = $421,707  MSCI EAFE INDEX = $286,342
12/27/96                           $250,000                    $250,000
12/96                              $252,490                    $249,475
1/97                               $274,481                    $240,743
2/97                               $277,178                    $244,692
3/97                               $282,365                    $245,572
4/97                               $286,307                    $246,874
5/97                               $312,863                    $262,945
6/97                               $330,705                    $277,434
7/97                               $351,867                    $281,928
8/97                               $333,402                    $260,868
9/97                               $357,884                    $275,477
10/97                              $328,216                    $254,293
11/97                              $324,481                    $251,699
12/97                              $328,838                    $253,889
1/98                               $340,871                    $265,491
2/98                               $364,108                    $282,528
3/98                               $385,685                    $291,230
4/98                               $396,888                    $293,536
5/98                               $406,639                    $292,113
6/98                               $411,203                    $294,333
7/98                               $429,461                    $297,305
8/98                               $367,842                    $260,469
9/98                               $350,207                    $252,473
10/98                              $356,639                    $278,781
11/98                              $378,008                    $293,054
12/98                              $398,755                    $304,601
1/99                               $414,108                    $303,687
2/99                               $396,888                    $296,459
3/99                               $409,544                    $308,821
4/99                               $424,274                    $321,329
5/99                               $408,091                    $304,780
6/99                               $440,249                    $316,664
7/99                               $454,357                    $326,069
8/99                               $461,411                    $327,259
9/99                               $468,257                    $330,554
10/99                              $498,963                    $342,950
11/99                              $563,485                    $354,866
12/99                              $672,482                    $386,716
1/00                               $624,552                    $362,144
2/00                               $700,286                    $371,893
3/00                               $660,655                    $386,309
4/00                               $606,085                    $365,980
5/00                               $573,716                    $357,042
6/00                               $604,425                    $371,002
7/00                               $577,658                    $355,448
8/00                               $600,690                    $358,533
9/00                               $561,889                    $341,076
10/00                              $526,200                    $333,019
11/00                              $500,185                    $320,530
12/00                              $516,277                    $331,923
1/01                               $500,405                    $332,033
2/01                               $458,301                    $307,210
3/31/01                            $421,707                    $286,342

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE") over the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Nicholas-Applegate Institutional Funds' Class R shares were first available on May 21, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged MSCI EAFE Index includes approximately 1,000 companies representing the stock markets of 20 countries in Europe, Australia, New Zealand and the Far East. The average company has a market capitalization of over $3 billion. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
COMMON STOCK -- 92.8%
-------------------------------------------------------------------
BERMUDA -- 1.3%
  Johnson Electric Holdings, Ltd.*......      853,000  $  1,350,713
  XL Capital, Ltd. Cl. A................       22,100     1,681,147
                                                       ------------
                                                          3,031,860
                                                       ------------
CANADA -- 7.2%
  Alberta Energy Co., Ltd...............       61,700     2,739,000
  Anderson Exploration, Ltd.*...........      128,400     2,911,140
  Bombardier, Inc. Cl. B................      187,000     2,588,975
  Celestica, Inc.*......................       12,300       339,234
  Manulife Financial Corp...............       80,700     2,130,480
  Precision Drilling Corp.*.............       67,300     2,400,591
  Suncor Energy, Inc....................       68,300     1,758,467
  Talisman Energy, Inc.*................       41,400     1,503,648
                                                       ------------
                                                         16,371,535
                                                       ------------
CAYMAN ISLANDS -- 1.2%
  Transocean Sedco Forex, Inc...........       64,700     2,804,745
                                                       ------------
DENMARK -- 1.4%
  Novo Nordisk AS Cl. B.................       15,900     3,236,641
                                                       ------------
FINLAND -- 0.6%
  Nokia OYJ -- ADR*.....................       53,100     1,274,400
                                                       ------------
FRANCE -- 9.9%
  Accor S.A.............................       43,000     1,617,411
  Alcatel S.A. Cl. A....................       59,500     1,801,482
  Assurances Generales de France........       36,200     2,137,654
  Aventis S.A...........................       43,200     3,356,796
  Lafarge S.A...........................       17,000     1,502,800
  PSA Peugeot Citroen...................        7,200     1,826,698
  Schneider Electric S.A................       37,200     2,170,397
  Total Fina Elf S.A....................       27,107     3,678,257
  Vivendi Environment...................       59,800     2,624,658
  Vivendi Universal S.A.................       28,900     1,758,952
                                                       ------------
                                                         22,475,105
                                                       ------------
GERMANY -- 6.7%
  Bayerische Motoren Werke AG...........       34,700     1,073,618
  Deutsche Bank AG......................       20,200     1,542,828
  Deutsche Telekom AG...................       64,600     1,524,741
  Dresdner Bank AG......................       73,400     3,315,654
  E.On AG...............................       48,600     2,319,970
  Ergo Versicherungs Gruppe AG..........       15,100     2,242,531
  Infineon Technologies AG..............       31,100     1,168,427
  Munchener Ruckversicherung-
    Gesellschaft AG*....................        6,800     2,037,797
                                                       ------------
                                                         15,225,566
                                                       ------------
HONG KONG -- 2.4%
  Cheung Kong (Holdings), Ltd...........      241,000     2,526,108
                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------

HONG KONG (CONTINUED)
  Citic Pacific, Ltd....................      447,000  $  1,292,413
  Hutchison Whampoa, Ltd................      158,600     1,662,410
                                                       ------------
                                                          5,480,931
                                                       ------------
IRELAND -- 2.2%
  Allied Irish Banks PLC................      267,400     2,713,661
  CRH PLC...............................       66,100     1,016,724
  Elan Corp. PLC -- ADR*................       25,800     1,348,050
                                                       ------------
                                                          5,078,435
                                                       ------------
ISRAEL -- 1.4%
  Check Point Software Technologies,
    Ltd.*...............................       31,200     1,482,000
  Teva Pharmaceutical Industries,
    Ltd. -- ADR.........................       31,400     1,715,225
                                                       ------------
                                                          3,197,225
                                                       ------------
ITALY -- 6.4%
  Alleanza Assicurazioni................      183,200     2,301,293
  Autostrade -- Concessioni e
    Costruzioni Autostrade SpA..........      153,500       944,430
  Banca Nazionale del Lavoro............      613,600     1,925,600
  Edison SpA............................      202,200     1,864,308
  ENI SpA...............................      379,300     2,481,229
  Finmeccanica SpA*.....................    1,123,000     1,125,758
  Riunione Adriatica di Sicurta SpA.....      194,200     2,386,252
  Telecom Italia SpA....................      139,500     1,405,825
                                                       ------------
                                                         14,434,695
                                                       ------------
JAPAN -- 10.7%
  Asahi Glass Co., Ltd..................      172,000     1,207,788
  Daikin Industries, Ltd................       99,000     1,587,855
  Fast Retailing Co., Ltd...............        9,500     1,576,763
  Fuji Photo Film Co., Ltd..............       47,000     1,740,185
  Itochu Techno-Science Corp............        7,200       672,199
  Japan Air Lines Co., Ltd..............      344,000     1,301,117
  Marui Co., Ltd........................       58,000       800,670
  Mitsui Fudosan Co., Ltd...............      142,000     1,367,651
  Murata Manufacturing Co., Ltd.........        8,500       706,072
  Nikon Corp............................       96,000     1,088,541
  Nintendo Co., Ltd.....................        4,300       703,742
  Nippon Steel Corp.....................    1,221,000     2,026,556
  Nissan Motor Co., Ltd.*...............      275,000     1,733,562
  Pioneer Corp..........................       65,000     1,628,631
  Sony Corp.............................       33,900     2,407,517
  Takeda Chemical Industries, Ltd.......       49,000     2,365,544
  Toray Industries, Inc.................      321,000     1,293,529
                                                       ------------
                                                         24,207,922
                                                       ------------
MEXICO -- 0.6%
  Telefonos de Mexico S.A. Series L --
    ADR.................................       45,200     1,425,608
                                                       ------------
NETHERLANDS -- 4.2%
  Akzo Nobel N.V........................       44,100     1,830,707

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
COMMON STOCK (Continued)
-------------------------------------------------------------------
NETHERLANDS (CONTINUED)
  ING Groep N.V.........................       35,700  $  2,335,351
  Koninklijke Ahold N.V.................       60,900     1,893,936
  QIAGEN N.V.*..........................       50,000     1,082,900
  STMicroelectronics N.V................       71,500     2,443,155
                                                       ------------
                                                          9,586,049
                                                       ------------
NETHERLANDS ANTILLES -- 1.1%
  Schlumberger, Ltd.....................       43,200     2,488,752
                                                       ------------
PORTUGAL -- 1.6%
  Electricidade De Portugal S.A.........      541,500     1,436,058
  Portugal Telecom, SGPS, S.A...........      250,900     2,151,417
                                                       ------------
                                                          3,587,475
                                                       ------------
SINGAPORE -- 0.3%
  Flextronics International, Ltd.*......       48,800       732,000
                                                       ------------
SPAIN -- 1.7%
  Corporacion Mapfre, Compania
    Internacional de Reaseguros, S.A....       40,100       825,948
  Iberdrola S.A.........................       94,900     1,348,977
  Telefonica S.A. -- BDR*...............        1,898        30,537
  Telefonica S.A.*......................       94,900     1,526,827
                                                       ------------
                                                          3,732,289
                                                       ------------
SWEDEN -- 3.0%
  Electrolux AB Cl. B...................      101,500     1,347,497
  Nordea AB.............................      176,200     1,075,692
  Svenska Handelsbanken AB Cl. A........      208,000     2,993,168
  Telefonaktiebolaget LM Ericsson AB --
    ADR Cl. B...........................      233,400     1,305,593
                                                       ------------
                                                          6,721,950
                                                       ------------
SWITZERLAND -- 5.2%
  ABB, Ltd..............................       26,000     1,898,030
  Nestle AG.............................        1,410     2,954,792
  Novartis AG...........................        1,500     2,354,287
  Serono S.A. -- ADR*...................      114,500     2,312,900
  Swiss Reinsurance Registered..........          568     1,148,505
  Syngenta AG*..........................       23,700     1,222,074
                                                       ------------
                                                         11,890,588
                                                       ------------
TAIWAN -- 0.5%
  United Microelectronics Corp. --
    ADR*................................      127,500     1,193,400
                                                       ------------
UNITED KINGDOM -- 21.9%
  Amdocs, Ltd.*.........................       33,800     1,619,020
  Anglo American PLC....................       29,400     1,676,040
  AstraZeneca Group PLC.................       60,500     2,889,930
  BAA PLC...............................      160,200     1,417,733
  Barclays PLC..........................       60,800     1,897,277
  Billiton PLC..........................      471,500     2,134,931
  BP Amoco PLC..........................      290,000     2,399,461
                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)
  British Telecommunications PLC........      360,700  $  2,615,225
  Centrica PLC..........................      795,900     2,681,634
  CMG PLC...............................      153,800     1,310,805
  COLT Telecom Group PLC*...............      134,200     1,402,273
  Compass Group PLC*....................      213,600     1,524,395
  Corus Group PLC*......................    2,441,500     2,169,349
  Diageo PLC............................      282,600     2,840,431
  Dixons Group PLC......................      733,600     2,901,932
  Energis PLC*..........................      423,400     1,679,375
  GlaxoSmithKline PLC*..................       66,800     1,748,328
  Hanson PLC............................      162,000       936,775
  Marks & Spencer PLC...................      260,300       984,348
  National Grid Group PLC...............      318,300     2,461,661
  Reckitt Benckiser PLC.................      223,400     2,852,018
  Royal Bank of Scotland Group PLC......      140,400     3,191,599
  Shell Transport & Trading Co. PLC.....      286,900     2,218,820
  Vodafone Group PLC....................      762,100     2,091,038
                                                       ------------
                                                         49,644,398
                                                       ------------
UNITED STATES -- 1.3%
  Santa Fe International Corp...........       86,900     2,824,250
                                                       ------------
TOTAL COMMON STOCK
  (Cost: $230,691,763)...............................   210,645,819
                                                       ------------
-------------------------------------------------------------------
PREFERRED STOCK -- 1.3%
-------------------------------------------------------------------
BRAZIL -- 0.5%
  Embratel Participacoes S.A. -- ADR....       39,500       367,350
  Tele Norte Leste Participacoes
    S.A. -- ADR*........................       43,723       711,810
                                                       ------------
                                                          1,079,160
                                                       ------------
GERMANY -- 0.8%
  SAP AG................................       15,500     1,782,630
                                                       ------------
TOTAL PREFERRED STOCK
  (Cost: $4,249,188).................................     2,861,790
                                                       ------------

                                           PRINCIPAL
                                            AMOUNT
-------------------------------------------------------------------
TIME DEPOSIT -- 6.2%
-------------------------------------------------------------------
  Morgan Guaranty London
    4.690%, 04/02/01
    (Cost: $14,058,118).................  $14,058,118    14,058,118
                                                       ------------

TOTAL INVESTMENTS -- 100.3%
  (COST: $248,999,069)...............................   227,565,727
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)......      (747,140)
                                                       ------------
NET ASSETS -- 100.0%.................................  $226,818,587
                                                       ------------
                                                       ------------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2001
------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Aerospace/Defense...............        0.5%
Airlines........................        0.6
Airport
  Development/Maintenance.......        0.6
Application Software............        0.8
Audio/Video Equipment...........        1.8
Auto-Cars/Light Trucks..........        2.0
Banking.........................        6.3
Biotechnology...................        0.5
Building Materials..............        2.8
Chemicals.......................        1.9
Computer Services...............        0.6
Computers.......................        0.3
Diversified Financial
  Services......................        3.0
Diversified Manufacturing.......        1.1
Diversified Minerals............        1.7
Diversified Operations..........        2.9
Drugs/Pharmaceuticals...........        9.4
Electric........................        4.2
Electronic
  Components/Semiconductors.....        3.5
Electronics.....................        0.3
Food............................        3.2
Hospitality.....................        0.7

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Housewares......................        1.9%
Insurance.......................        7.4
Internet Security...............        0.7
Machinery.......................        0.9
Metals..........................        1.0
Oil & Gas Producers.............       14.3
Photo Equipment & Supplies......        1.2
Power Equipment & Supplies......        1.0
Public Thoroughfares............        0.4
Real Estate Development.........        1.7
Recycling.......................        1.2
Retail -- Apparel...............        0.7
Retail -- Consumer
  Electronics...................        1.3
Retail -- Department Stores.....        0.8
Retail -- Food..................        0.8
Telecommunications..............        7.5
Telecommunications Equipment....        2.6
Time Deposit....................        6.2
Liabilities in Excess of Other
  Assets........................       (0.3)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: PEDRO V. MARCAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Director of Quantitative Research and Portfolio Management; JASON CAMPBELL, Portfolio Manager; JESSICA GONCALVES, Portfolio Manager; REBECCA HAGSTROM, CFA, Investment Analyst; THEODORA JAMISON, Investment Analyst; JOHN CASARIETTI, Investment Analyst; ANDREW PARMET, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Emerging Countries Fund seeks to maximize long-term capital appreciation through investments in companies located in developing countries around the world.

  MARKET OVERVIEW: After climbing higher in 1999 and the first quarter of 2000, emerging market equities retrenched during the fiscal year ended March 31, 2001.

  Worries over the impact of slowing economic growth in the United States, Europe and Japan sent stock prices lower across export-dependent countries in Asia, Latin America and the Europe, Middle East and Africa (EMEA) region. In response to decelerating global economic activity, central banks worldwide made 46 interest-rate cuts as of March 31, 2001 in a cycle of monetary easing that began in late 2000.

  Uncertainties brought on by higher oil prices and the slowdown in global technology spending also weighed on investor sentiment, as did several local developments. In Taiwan, political gridlock raised concern over bad loans in the banking sector. The Turkish government decided to float the lira currency following a surge in short-term interest rates. And in Argentina, fears that officials might devalue the country's peso chilled the markets, although appointment of a new economic minister calmed investors' nerves.

  PERFORMANCE: After advancing 75.9% during the prior 12 months, during the fiscal year ended March 31, 2001, the Emerging Countries Fund declined 47.0%. The MSCI Emerging Markets Free Index fell 36.0% this period.

  PORTFOLIO SPECIFICS: Investors favored value stocks over growth stocks this period. This negatively affected performance relative to the style-neutral benchmark, since the Fund's holdings are concentrated in stocks of rapidly growing companies. Stock selection in Brazil and in the technology sector also hurt relative returns.

  On the positive side, stock selection in the health care and financial services sectors helped relative results. An underweight in Turkey, the worst performing emerging country, also benefited the portfolio.

  Based on our bottom-up research, we decreased exposure to the technology sector and the EMEA region during the fiscal year as we identified better investment candidates elsewhere.

  MARKET OUTLOOK: While we are closely monitoring the impact of slowing global economic growth on the Fund's holdings, we remain encouraged about the investment prospects in emerging countries:

  - Governments in many developing countries are making unprecedented strides in deregulating, consolidating and privatizing industries

  - Companies are implementing restructuring measures designed to improve profitability and enhance shareholder value

  - Central banks worldwide have adopted more accommodative monetary policy

  Most importantly, our bottom-up stock selection process continues to uncover companies with strong fundamentals for the Emerging Countries Fund.

--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN EMERGING COUNTRIES FUND RETIREMENT SHARES WITH THE MSCI EMERGING MARKETS FREE INDEX.

                                                        ANNUALIZED TOTAL RETURNS
                                                              As of 3/31/01                       SINCE
                           1 YEAR                                5 YEARS                        INCEPTION
                           -47.01%                               -0.11%                           1.77%

[CHART]

            EMERGING COUNTRIES FUND
          RETIREMENT SHARES = $279,460  MSCI EMF INDEX = $169,637
11/28/94                      $250,000                   $250,000
11/94                         $251,783                   $254,738
12/94                         $236,854                   $234,359
1/95                          $217,692                   $209,517
2/95                          $215,463                   $204,070
3/95                          $218,137                   $205,294
4/95                          $230,838                   $214,512
5/95                          $248,440                   $225,924
6/95                          $251,114                   $226,602
7/95                          $267,825                   $231,677
8/95                          $266,266                   $226,210
9/95                          $266,488                   $225,147
10/95                         $253,565                   $216,524
11/95                         $247,995                   $212,669
12/95                         $252,897                   $222,112
1/96                          $275,847                   $237,904
2/96                          $279,857                   $234,121
3/96                          $280,971                   $235,948
4/96                          $298,797                   $245,386
5/96                          $309,046                   $244,281
6/96                          $309,492                   $245,796
7/96                          $297,683                   $229,008
8/96                          $310,383                   $234,871
9/96                          $315,954                   $236,914
10/96                         $307,709                   $230,588
11/96                         $319,742                   $234,462
12/96                         $323,084                   $235,517
1/97                          $346,925                   $251,580
2/97                          $357,620                   $262,347
3/97                          $351,604                   $255,447
4/97                          $354,501                   $255,907
5/97                          $375,668                   $263,226
6/97                          $404,189                   $277,309
7/97                          $423,574                   $281,441
8/97                          $391,043                   $245,641
9/97                          $418,895                   $252,446
10/97                         $352,050                   $211,019
11/97                         $342,023                   $203,317
12/97                         $354,724                   $208,217
1/98                          $334,225                   $191,887
2/98                          $360,963                   $211,916
3/98                          $381,462                   $221,113
4/98                          $393,717                   $218,705
5/98                          $352,718                   $188,734
6/98                          $328,431                   $168,936
7/98                          $343,360                   $174,291
8/98                          $242,870                   $123,903
9/98                          $243,093                   $131,762
10/98                         $263,369                   $145,637
11/98                         $276,961                   $157,750
12/98                         $278,743                   $155,462
1/99                          $287,210                   $152,955
2/99                          $281,417                   $154,443
3/99                          $299,911                   $174,799
4/99                          $333,779                   $196,425
5/99                          $332,219                   $195,282
6/99                          $374,777                   $217,444
7/99                          $366,533                   $211,530
8/99                          $366,310                   $213,455
9/99                          $360,963                   $206,223
10/99                         $367,424                   $210,613
11/99                         $408,422                   $229,498
12/99                         $499,109                   $258,686
1/00                          $491,979                   $260,227
2/00                          $542,558                   $263,664
3/00                          $527,406                   $264,951
4/00                          $453,877                   $239,835
5/00                          $430,258                   $229,921
6/00                          $455,214                   $238,020
7/00                          $425,579                   $225,778
8/00                          $436,943                   $226,889
9/00                          $394,608                   $207,078
10/00                         $361,408                   $192,064
11/00                         $313,858                   $175,271
12/00                         $322,898                   $179,503
1/01                          $343,738                   $204,078
2/01                          $310,594                   $188,063
3/31/01                       $279,460                   $169,637

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI EMF") for the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Nicholas-Applegate Institutional Funds' Class R shares were first available on May 21, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged MSCI EMF Index is composed of approximately 900 companies which represent the stock markets of 25 countries, including South Korea, Brazil and South Africa. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------

EMERGING COUNTRIES FUND

                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
COMMON STOCK AND EQUIVALENTS -- 81.8%
-------------------------------------------------------------------
BERMUDA -- 1.0%
  Hong Kong Land Holdings, Ltd..........      258,000  $    554,700
  Li & Fung, Ltd.*......................      536,000       828,131
                                                       ------------
                                                          1,382,831
                                                       ------------
BRAZIL -- 2.3%
  Companhia Siderurgica Nacional S.A....    7,741,306       167,508
  Petroleo Brasileiro S.A. -- ADR*......      128,700     3,063,060
                                                       ------------
                                                          3,230,568
                                                       ------------
CHILE -- 0.4%
  Empresa Nacional de Electricidad
    S.A. -- ADR.........................       52,400       602,600
                                                       ------------
CROATIA -- 0.7%
  Pliva D.D. -- GDR Reg S...............       88,900       964,565
                                                       ------------
CZECH REPUBLIC -- 0.6%
  Komercni Banka A.S.*..................       35,200       892,379
                                                       ------------
GREECE -- 1.0%
  Alpha Bank A.E........................       54,600     1,406,483
                                                       ------------
HONG KONG -- 7.8%
  Cheung Kong (Holdings), Ltd...........      298,000     3,123,570
  China Mobile (Hong Kong), Ltd.*.......    1,149,000     5,082,604
  CNOOC, Ltd. -- ADR*...................        9,000       158,400
  Denway Motors, Ltd.*..................    2,473,000       618,309
  Shanghai Industrial Holdings, Ltd.....    1,207,000     1,965,433
                                                       ------------
                                                         10,948,316
                                                       ------------
HUNGARY -- 0.9%
  Gedeon Richter Rt.....................       24,000     1,252,527
                                                       ------------
INDIA -- 6.5%
  Hindustan Lever, Ltd..................    1,122,100     5,264,544
  Reliance Industries, Ltd..............      468,000     3,923,672
                                                       ------------
                                                          9,188,216
                                                       ------------
INDONESIA -- 0.2%
  PT Telekomunikasi Indonesia...........    1,471,000       342,421
                                                       ------------
ISRAEL -- 3.9%
  Check Point Software Technologies
    Ltd.*...............................       62,200     2,954,500
  RADWARE, Ltd.*........................       27,900       315,619
  Taro Pharmaceuticals Industries,
    Ltd.*...............................       10,500       460,031
  Teva Pharmaceutical Industries,
    Ltd. -- ADR.........................       30,800     1,682,450
                                                       ------------
                                                          5,412,600
                                                       ------------
MALAYSIA -- 5.0%
  Malayan Banking Berhad................      488,000     1,618,105
  Tenaga Nasional Berhad................    1,757,000     5,455,947
                                                       ------------
                                                          7,074,052
                                                       ------------
MEXICO -- 15.9%
  America Movil S.A. de C.V. -- Ser
    L*..................................      685,600       498,224
  America Movil S.A. de C.V. -- Ser
    L*..................................       78,000     1,142,700
                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------

MEXICO (CONTINUED)
  Coca-Cola Femsa S.A. Ser L. -- ADR....       95,700  $  1,832,655
  Consorcio ARA S.A. de C.V.*...........       10,500        13,049
  Corporacion Interamericana de
    Entretenimiento S.A. Cl. B*.........    1,242,400     4,694,820
  Grupo Financiero Banamex Accival
    S.A.*...............................    2,090,400     3,632,607
  Grupo Financiero BBVA Bancomer
    S.A. -- Ser O*......................    2,946,500     1,979,849
  Grupo Televisa S.A. -- GDR 144A*......       10,000       334,100
  Telefonos de Mexico S.A. Cl. L --
    ADR*................................       75,100     2,368,654
  Tubos de Acero de Mexico S.A. -- ADR..       33,300       364,635
  TV Azteca S.A. de C.V. -- ADR.........      427,100     3,160,540
  Wal-Mart de Mexico S.A. -- Ser C......      782,600     1,660,810
  Wal-Mart de Mexico S.A. -- Ser V*.....      274,000       634,860
                                                       ------------
                                                         22,317,503
                                                       ------------
PHILIPPINES -- 0.3%
  Philippine Long Distance Telephone
    Co. -- ADR..........................       29,100       417,585
                                                       ------------
POLAND -- 0.9%
  Telekomunikacja Polska S.A............      228,200     1,222,351
                                                       ------------
REPUBLIC OF CHINA -- 5.2%
  Beijing Datang Power Generation Co.,
    Ltd.................................    4,354,000     1,395,647
  China Southern Airlines Co., Ltd. --
    Ser H*..............................    3,264,000       889,316
  China Unicom, Ltd. -- ADR*............      128,000     1,382,400
  CNOOC, Ltd.*..........................      590,000       521,973
  Huaneng Power International, Inc. --
    Ser H...............................      706,000       377,927
  PetroChina Co., Ltd. -- Ser H*........   11,111,700     1,980,352
  Qingling Motor Co., Ltd. -- Ser H.....    2,034,000       352,072
  Yanzhou Coal Mining Co., Ltd. --
    Ser H*..............................    1,080,000       408,501
                                                       ------------
                                                          7,308,188
                                                       ------------
RUSSIAN FEDERATION -- 2.6%
  AO Mosenergo..........................      159,700       533,398
  Mobile Telesystems -- ADR*............       31,700       824,200
  RAO Unified Energy System (UES) --
    ADR.................................       79,000       790,000
  Surgutneftegaz -- ADR.................      143,700     1,533,998
                                                       ------------
                                                          3,681,596
                                                       ------------
SINGAPORE -- 2.9%
  Datacraft Asia, Ltd...................      537,320     2,611,375
  DBS Group Holdings, Ltd...............      168,000     1,516,699
                                                       ------------
                                                          4,128,074
                                                       ------------
SOUTH KOREA -- 10.1%
  H&CB (Housing & Commercial Bank)*.....       18,304       291,544
  Hyundai Motor Co., Ltd................      145,220     1,876,622
  Kookmin Bank..........................       50,760       518,660
  Kookmin Credit CD Co., Ltd............       21,400       479,128
  Korea Telecom Corp....................       30,440     1,283,008
  Pohang Iron & Steel Co., Ltd..........       22,590     1,527,498
  Samsung Electronics...................       29,867     4,667,420

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
COMMON STOCK AND EQUIVALENTS (Continued)
-------------------------------------------------------------------
SOUTH KOREA (CONTINUED)
  Samsung Fire & Marine Insurance*......       29,410  $    678,352
  Samsung Heavy Industries Co., Ltd.*...      158,970       713,036
  Samsung SDI Co., Ltd..................        7,920       321,322
  SK Telecom Co., Ltd.*.................       13,710     1,884,996
                                                       ------------
                                                         14,241,586
                                                       ------------
SOUTH AFRICA -- 4.3%
  ABSA Group, Ltd.......................      255,700     1,024,709
  BoE, Ltd..............................    1,684,100       885,146
  Gold Fields, Ltd......................       61,500       239,549
  Impala Platinum Holdings, Ltd.........       73,700     2,622,268
  Murray & Roberts Holdings, Ltd.*......       14,200         8,775
  Profurn, Ltd.*........................    2,269,200       430,607
  Steinhoff International Holdings,
    Ltd.*...............................      955,700       727,807
  Super Group, Ltd.*....................       32,700        30,618
                                                       ------------
                                                          5,969,479
                                                       ------------
TAIWAN -- 7.7%
  Acer, Inc. -- GDR*....................       31,900       118,030
  Acer, Inc.*...........................    1,251,000       925,609
  Ambit Microsystems Corp.*.............      135,000       760,448
  Asustek Computer, Inc.*...............      217,000     1,123,240
  China Development Industrial Bank*....    1,241,000     1,273,402
  Compal Electronics, Inc.*.............      498,000       864,307
  Hon Hai Precision Industry Co.,
    Ltd.*...............................      295,000     1,805,435
  Quanta Computer, Inc.*................      118,000       423,963
  Taiwan Semiconductor Manufacturing
    Co., Ltd.*..........................      792,000     2,134,186
  United Microelectronics Corp.*........      830,000     1,339,423
                                                       ------------
                                                         10,768,043
                                                       ------------
THAILAND -- 0.5%
  Thai Farmers Bank Public Company,
    Ltd.*...............................    1,232,000       636,604
                                                       ------------
UNITED KINGDOM -- 1.1%
  Dimension Data Holding PLC*...........      394,860     1,602,106
                                                       ------------
TOTAL COMMON STOCK AND EQUIVALENTS
  (Cost: $119,666,059)...............................
                                                        114,990,673
                                                       ------------
-------------------------------------------------------------------
PREFERRED STOCK -- 5.9%
-------------------------------------------------------------------
BRAZIL -- 4.9%
  Aracruz Celulose S.A. Cl. B...........       30,100       397,320
  Banco Itau S.A.*......................    9,940,000       770,660
  Brasil Telecom Participacoes S.A. --
    ADR.................................       16,000       626,400
  Centrais Eletricas Brasileiras
    S.A. -- Eletrobras Cl. B*...........   78,984,112     1,457,579
  Companhia Vale Do Rio Doce (CVRD) --
    ADR.................................       19,500       479,700
  Companhia Vale Do Rio Doce Cl. A......       24,500       599,216
  Embratel Participacoes S.A............       61,200       569,160
  Tele Centro Oeste Celular
    Participacoes S. A. -- ADR..........        8,100        65,529
                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------

BRAZIL (CONTINUED)
  Tele Norte Leste Participacoes S.
    A. -- ADR*..........................      111,677  $  1,818,102
  Telemig Celular Participacoes S.A.....        3,800       152,190
                                                       ------------
                                                          6,935,856
                                                       ------------
THAILAND -- 1.0%
  Siam Commercial BankPublic Co.,
    Ltd.*...............................    2,615,300     1,380,451
                                                       ------------
TOTAL PREFERRED STOCK
  (Cost: $9,278,843).................................
                                                          8,316,307
                                                       ------------
-------------------------------------------------------------------
WARRANTS -- 5.0%
-------------------------------------------------------------------
TAIWAN -- 5.0%
  Credit Suisse FB Labuan Asustek
    Com., Inc. -- Wts 02/01/04..........      195,000     1,010,100
  Compal Electronics, Inc. -- Wts
    02/16/04............................      598,000     1,040,520
  Formosa Chemicals & Fibre Corp. --
    Wts 03/15/04........................      655,000       556,750
  Formosa Plastic Corp. -- Wts
    03/15/04............................      406,000       552,160
  Quanta Computer, Inc. -- Wts
    03/19/04............................      116,700       418,953
  TMSC -- Wts 01/26/04..................      738,000     1,985,220
  United Microelectronics -- Wts
    01/26/04............................      668,000     1,075,480
  Winbond Electronics Corp. -- Wts
    03/19/04............................      326,700       408,375
                                                       ------------
TOTAL WARRANTS
  (Cost: $7,746,933).................................
                                                          7,047,558
                                                       ------------

                                           PRINCIPAL
                                            AMOUNT
-------------------------------------------------------------------
TIME DEPOSIT -- 8.4%
-------------------------------------------------------------------
  Chase Manhattan Bank NY
    4.690%, 04/02/01
    (Cost: $11,216,953).................  $11,216,953    11,216,953
  Brown Brothers Harriman & Co.
    (Grand Cayman)
    4.690%, 04/02/2001
    (Cost: $518,214)....................  $   518,214       518,214
                                                       ------------
TOTAL TIME DEPOSIT
  (Cost: $11,735,167)................................
                                                         11,735,167
                                                       ------------

TOTAL INVESTMENTS -- 101.1%
  (Cost: $148,427,002)...............................   142,089,705
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1%)......    (1,551,296)
                                                       ------------
NET ASSETS -- 100.0%.................................  $140,538,409
                                                       ------------
                                                       ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 2001
------------------------------------------------------------------------

EMERGING COUNTRIES FUND

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Airlines........................        0.6%
Auto-Cars/Light Trucks..........        2.0
Banking & Investments...........        8.6
Beverages -- Non-Alcoholic......        1.3
Building Materials..............        0.0
Chemicals.......................        3.6
Computer Software...............        1.1
Computers.......................        2.5
Distribution/Wholesale..........        0.6
Diversified Financial
  Services......................        8.0
Diversified Minerals............        0.8
Diversified Operations..........        1.4
Drugs/Pharmaceuticals...........        3.1
Electric........................        7.6
Electronic
  Components/Semiconductors.....        8.4
Entertainment...................        3.6
Housewares......................        4.3

                                  PERCENTAGE OF
INDUSTRY                           NET ASSETS
--------                          -------------
Insurance.......................        0.5%
Internet Security...............        2.3
Metals..........................        3.8
Oil & Gas Producers.............        5.2
Paper & Related Products........        0.3
Real Estate Development.........        2.6
Retail -- Discount..............        1.6
Retail -- Home Furnishings......        0.3
Shipbuilding....................        0.5
Telecommunications..............       14.0
Telecommunications Equipment....        1.9
Television......................        2.2
Transportation..................        0.0
Time Deposit....................        8.4
Liabilities in Excess of Other
  Assets                               (1.1)
                                      -----
NET ASSETS......................      100.0%
                                      =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: ANDREW B. GALLAGHER, Portfolio Manager; WILLIAM H. CHENOWETH, CFA, Portfolio Manager; MICHAEL CARROLL, Portfolio Manager; KENNETH H. LEE, Portfolio Manager; TRISHA C. SCHUSTER, CFA, Portfolio Manager; EVAN LUNDQUIST, Portfolio Manager; THOMAS J. SMITH, CFA, Investment Analyst; LIANNE NELSON, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Large Cap Growth Fund seeks to maximize long-term capital appreciation by investing primarily in stocks from a universe of large US companies with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index at time of purchase.

  MARKET OVERVIEW: Following several years of unprecedented gains, prices of US large-cap stocks declined during the volatile 12 months ended March 31, 2001. A number of factors contributed:

  - Higher interest rates resulting from six interest rate increases by the Federal Reserve between June 1999 and May 2000

  - Surging oil and natural gas prices

  - Concerns over valuations of technology stocks

  Higher interest rates and energy costs took their toll on US GDP growth, which cooled dramatically during the second half of 2000. Slower consumer and business spending and higher energy and borrowing costs cut into corporate profits. As companies reported earnings, stock prices tumbled. Technology and growth-oriented issues were hard hit, as investors favored defensive stocks with high dividend yields and low P/E ratios.

  On a positive note, the Federal Reserve lowered rates in the first quarter of 2001 to spur economic growth.

  PERFORMANCE: After climbing 85.0% the prior 12 months, the Fund lost 53.4% this fiscal year versus a 42.7% drop in the Russell 1000 Growth Index. For the 3 years ended March 31, 2001, the Fund advanced 12.2% on an annualized basis compared to a 0.5% decline in the benchmark.

  PORTFOLIO SPECIFICS: Stock selection in the technology sector was the main reason the Fund lagged its benchmark this period. An overweight in energy and utilities helped performance. Stock selection among commercial/industrial services companies was also a positive.

  During the period, on a stock-by-stock basis, we decreased the Fund's technology exposure by 23.9%. We increased holdings across a broad range of sectors where we identified better opportunities.

  MARKET OUTLOOK: We are optimistic about prospects for US large-cap growth stocks due to:

  - Current easier monetary policy from the Federal Reserve, a favorable interest rate environment and potential tax cuts on the horizon

  - More favorable earnings comparisons in late 2001 and into 2002

  - Historical tendency for equity prices to rebound to new highs following major declines

  Over the long term, we are confident that our proven investment approach will lead us to fundamentally strong companies poised to materially outperform.

--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN LARGE CAP GROWTH FUND RETIREMENT SHARES WITH THE RUSSELL 1000 GROWTH INDEX.

                                                        ANNUALIZED TOTAL RETURNS
                                                             As of 3/31/01                       SINCE
                           1 YEAR                                                              INCEPTION
                           -53.35%                                                              22.78%

[CHART]

             LARGE CAP GROWTH FUND           RUSSELL 1000
          RETIREMENT SHARES = $598,962  GROWTH INDEX = $364,044
12/27/96                      $250,000                 $250,000
12/96                         $247,420                 $246,185
1/97                          $272,446                 $263,452
2/97                          $267,802                 $261,661
3/97                          $260,062                 $247,500
4/97                          $269,866                 $263,933
5/97                          $300,052                 $282,982
6/97                          $311,146                 $294,301
7/97                          $349,845                 $320,317
8/97                          $341,847                 $301,578
9/97                          $359,133                 $316,419
10/97                         $358,617                 $304,712
11/97                         $354,231                 $317,653
12/97                         $360,423                 $321,210
1/98                          $365,583                 $330,815
2/98                          $399,123                 $355,699
3/98                          $423,633                 $369,877
4/98                          $437,049                 $374,996
5/98                          $425,955                 $364,353
6/98                          $456,656                 $386,670
7/98                          $446,852                 $384,110
8/98                          $372,291                 $326,455
9/98                          $418,473                 $351,534
10/98                         $449,690                 $379,797
11/98                         $492,518                 $408,699
12/98                         $577,915                 $445,564
1/99                          $642,931                 $471,719
2/99                          $629,257                 $450,161
3/99                          $694,014                 $473,885
4/99                          $730,134                 $474,501
5/99                          $735,294                 $459,934
6/99                          $766,254                 $492,129
7/99                          $755,934                 $476,479
8/99                          $751,290                 $484,246
9/99                          $765,480                 $474,077
10/99                         $820,691                 $509,870
11/99                         $915,119                 $536,842
12/99                       $1,131,321                 $592,673
1/00                        $1,082,301                 $564,877
2/00                        $1,240,196                 $592,499
3/00                        $1,283,282                 $634,922
4/00                        $1,184,727                 $604,713
5/00                        $1,109,133                 $574,235
6/00                        $1,226,006                 $617,762
7/00                        $1,171,569                 $592,001
8/00                        $1,324,045                 $645,578
9/00                        $1,208,978                 $584,506
10/00                       $1,085,139                 $556,859
11/00                         $876,102                 $474,778
12/00                         $858,016                 $459,775
1/01                          $836,207                 $492,035
2/01                          $692,052                 $408,488
3/31/01                       $598,962                 $364,044

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Russell 1000 Growth Index for the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Nicholas-Applegate Institutional Funds' Class R shares were first available on May 21, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Russell Growth 1000 Index measures the stock performance of 1000 of the largest U.S. companies. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                           NUMBER
                                          OF SHARES     VALUE
-----------------------------------------------------------------
COMMON STOCK -- 97.8%
-----------------------------------------------------------------
APPLICATIONS SOFTWARE -- 2.0%
  Microsoft Corp.*......................    37,600   $  2,056,250
                                                     ------------
BANKING -- 3.9%
  Citigroup, Inc........................    88,800      3,994,224
                                                     ------------
BIOTECHNOLOGY -- 3.1%
  Amgen, Inc.*..........................    53,700      3,232,069
                                                     ------------
BROADCASTING -- 11.3%
  Adelphia Communications Corp.
    Cl. A*..............................    85,700      3,470,850
  AOL Time Warner, Inc.*................    90,600      3,637,590
  Viacom, Inc. Cl. A*...................   101,300      4,507,850
                                                     ------------
                                                       11,616,290
                                                     ------------
COMPUTER SOFTWARE -- 2.0%
  Veritas Software Corp.*...............    44,450      2,055,368
                                                     ------------
COMPUTERS -- 5.1%
  Dell Computer Corp.*..................   134,900      3,465,244
  EMC Corp.*............................    59,400      1,746,360
                                                     ------------
                                                        5,211,604
                                                     ------------
DIVERSIFIED MANUFACTURE OPERATION -- 8.6%
  General Electric Co...................   129,100      5,404,126
  Tyco International, Ltd...............    79,500      3,436,785
                                                     ------------
                                                        8,840,911
                                                     ------------
DRUGS/PHARMACEUTICALS -- 4.4%
  Pfizer, Inc...........................   109,100      4,467,645
                                                     ------------
ELECTRIC -- UTILITIES -- 4.8%
  AES Corp.*............................    98,900      4,941,044
                                                     ------------
ELECTRONICS COMPONENTS/SEMICONDUCTORS -- 1.8%
  Micron Technology, Inc.*..............    43,500      1,806,555
                                                     ------------
FINANCE -- 3.0%
  Freddie Mac...........................    47,600      3,085,908
                                                     ------------
INSURANCE -- 2.7%
  American International Group, Inc.....    34,400      2,769,200
                                                     ------------
INTERNET SECURITY -- 2.4%
  Check Point Software Technologies,
    Ltd.*...............................    51,850      2,462,875
                                                     ------------
LEISURE/GAMING -- 4.5%
  MGM Mirage, Inc.*.....................   182,000      4,568,200
                                                     ------------
NETWORKING PRODUCTS -- 2.0%
  Juniper Networks, Inc.*...............    55,300      2,099,188
                                                     ------------
OIL & GAS PRODUCERS -- 9.6%
  Apache Corp...........................    52,600      3,030,286
                                           NUMBER
                                          OF SHARES     VALUE
-----------------------------------------------------------------

OIL & GAS PRODUCERS (CONTINUED)
  Enron Corp............................    79,300   $  4,607,330
  Williams Companies, Inc...............    52,800      2,262,480
                                                     ------------
                                                        9,900,096
                                                     ------------
OIL FIELD SERVICES -- 2.9%
  Weatherford International, Inc.*......    59,400      2,931,390
                                                     ------------
RETAIL-APPAREL -- 1.9%
  The Gap, Inc..........................    80,800      1,916,576
                                                     ------------
RETAIL-BUILDING PRODUCTS -- 2.7%
  Home Depot, Inc.......................    64,000      2,758,400
                                                     ------------
RETAIL-DISCOUNT -- 0.8%
  Costco Wholesale Corp.*...............    22,000        863,500
                                                     ------------
SEMICONDUCTOR EQUIPMENT -- 1.7%
  Applied Materials, Inc.*..............    41,000      1,783,500
                                                     ------------
TELECOMMUNICATIONS -- 11.0%
  Qwest Communications
    International, Inc.*................   131,200      4,598,560
  Sprint Corp. (PCS Group)*.............   153,300      2,912,700
  WorldCom, Inc.*.......................   200,500      3,746,844
                                                     ------------
                                                       11,258,104
                                                     ------------
TELECOMMUNICATIONS EQUIPMENT -- 5.6%
  Ciena Corp.*..........................    64,800      2,697,300
  QUALCOMM, Inc.*.......................    53,300      3,018,112
                                                     ------------
                                                        5,715,412
                                                     ------------
TOTAL COMMON STOCK -- 97.8%
  (Cost: $118,620,020).............................   100,334,309
                                                     ------------

                                          PRINCIPAL
                                           AMOUNT
-----------------------------------------------------------------
TIME DEPOSIT -- 0.7%
-----------------------------------------------------------------
  Brown Brothers Harriman & Co. (Grand
    Cayman) 4.690%, 04/02/01
    (Cost: $774,661)....................  $774,661        774,661
                                                     ------------

TOTAL INVESTMENTS -- 98.5%
  (Cost: $119,394,681).............................   101,108,970
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.5%......     1,503,741
                                                     ------------
NET ASSETS -- 100.0%...............................  $102,612,711
                                                     ------------
                                                     ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

MID CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: WILLIAM H. CHENOWETH, CFA, Portfolio Manager; ANDREW B. GALLAGHER, Portfolio Manager; KENNETH H. LEE, CFA, Portfolio Manager; TRISHA C. SCHUSTER, CFA, Portfolio Manager; EVAN LUNDQUIST, Portfolio Manager; MICHAEL CARROLL, Portfolio Manager; THOMAS J. SMITH, CFA, Investment Analyst; LIANNE NELSON, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Mid Cap Growth Fund seeks to maximize long-term capital appreciation through investments in US securities with market capitalizations corresponding to the middle 90% of the Russell Midcap Growth Index at the time of purchase.

  MARKET OVERVIEW: In the spring of 2000, equity prices began a descent that evolved into one of the most tumultuous 12-month periods in US stock market history.

  After several years of record-breaking returns, equity prices tumbled as higher interest rates and soaring energy costs dampened GDP growth and corporate profitability. In an effort to stimulate economic growth, the Federal Reserve cut interest rates three times during the first quarter of 2001.

  The investment environment was particularly difficult for growth stocks. Against a backdrop of uncertainty and extreme volatility, investors sought out defensive issues with stable earnings and low P/E ratios. High-priced technology stocks were at the forefront of the market's decline amid a cascade of sales and profit warnings from the sector's bellwether companies.

  PERFORMANCE: After gaining 116.2% during the prior fiscal year, the Fund lost 54.0% from April 1, 2000 through March 31, 2001. During the 12 months ended March 31, 2001, the Russell Midcap Growth Index slid 45.4%. The Fund advanced 5.0% (annualized) during the three years ended March 31, 2001, outdistancing its benchmark, which was up 1.8%.

  PORTFOLIO SPECIFICS: Based on our company-specific research, we identify stocks with the brightest earnings prospects for the Fund, many of which command premium valuations as a result. As the market sold off this period, investors' aversion to risk increased, and stocks with above-average valuations, many of which exhibited strong fundamentals, suffered the brunt of the decline. This hurt the Fund's performance relative to its benchmark.

  On a favorable note, being overweight energy and utility companies, two of the market's best-performing sectors, helped relative results. Within the energy sector, stock selection in the contract drilling industry also contributed.

  Examples of top-performing holdings this period are Calpine, the nation's fastest-growing independent power company, and Kohl's, a retail chain selling moderately priced apparel and home products.

  MARKET OUTLOOK: Following a difficult 12 months, our outlook for mid-cap growth stocks is positive due to:

  - Attractive valuations

  - More realistic investor expectations

  - Easier earnings comparisons in late 2001 and into 2002

  Regardless of environment, we are optimistic that consistent application of our bottom-up investment process will uncover mid-cap companies with the strong fundamentals and the best prospects to outperform.

--------------------------------------------------------------------------------

MID CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN MID CAP GROWTH FUND RETIREMENT SHARES WITH THE RUSSELL MID CAP GROWTH INDEX.

                             ANNUALIZED TOTAL RETURNS
                                   As of 3/31/01
                           1 YEAR           5 YEARS   10 YEARS
                           -54.03%          10.78%     13.69%

[CHART]

              MID CAP GROWTH FUND             RUSSELL MID CAP
         RETIREMENT SHARES = $2,926,762  GROWTH INDEX = $1,681,976
9/30/85                        $250,000                   $250,000
10/85                          $263,804                        n/a
11/85                          $289,877                        n/a
12/85                          $311,350                        n/a
1/86                           $325,153                   $254,808
2/86                           $352,761                   $277,271
3/86                           $388,037                   $293,919
4/86                           $386,503                   $297,128
5/86                           $420,245                   $315,779
6/86                           $437,117                   $320,667
7/86                           $414,110                   $295,149
8/86                           $435,583                   $308,539
9/86                           $388,037                   $282,971
10/86                          $426,380                   $300,054
11/86                          $426,380                   $302,871
12/86                          $414,110                   $293,876
1/87                           $478,528                   $334,695
2/87                           $503,067                   $359,630
3/87                           $507,669                   $364,485
4/87                           $501,534                   $355,009
5/87                           $504,601                   $357,298
6/87                           $521,472                   $371,923
7/87                           $558,282                   $388,849
8/87                           $576,687                   $404,893
9/87                           $567,485                   $395,949
10/87                          $409,509                   $287,174
11/87                          $374,233                   $267,198
12/87                          $426,380                   $301,984
1/88                           $412,577                   $305,043
2/88                           $443,252                   $330,063
3/88                           $437,117                   $331,555
4/88                           $441,718                   $333,428
5/88                           $444,785                   $327,527
6/88                           $486,196                   $352,278
7/88                           $467,791                   $338,944
8/88                           $449,387                   $326,034
9/88                           $475,460                   $338,932
10/88                          $480,061                   $336,884
11/88                          $463,190                   $328,776
12/88                          $480,061                   $341,013
1/89                           $509,202                   $361,112
2/89                           $496,933                   $358,151
3/89                           $506,135                   $362,538
4/89                           $532,209                   $383,188
5/89                           $564,417                   $403,547
6/89                           $536,810                   $398,140
7/89                           $598,160                   $429,334
8/89                           $619,632                   $445,953
9/89                           $631,902                   $445,797
10/89                          $613,497                   $427,212
11/89                          $634,969                   $437,324
12/89                          $641,104                   $448,380
1/90                           $602,761                   $406,828
2/90                           $628,834                   $415,193
3/90                           $648,773                   $432,593
4/90                           $633,436                   $420,628
5/90                           $736,196                   $463,885
6/90                           $745,399                   $469,614
7/90                           $720,859                   $454,643
8/90                           $661,043                   $401,772
9/90                           $611,963                   $374,556
10/90                          $598,160                   $367,556
11/90                          $636,503                   $406,895
12/90                          $644,172                   $425,364
1/91                           $707,055                   $457,271
2/91                           $773,006                   $497,529
3/91                           $811,350                   $523,530
4/91                           $791,411                   $518,871
5/91                           $828,221                   $545,105
6/91                           $774,540                   $515,397
7/91                           $832,822                   $541,398
8/91                           $872,699                   $558,317
9/91                           $874,233                   $557,675
10/91                          $900,307                   $570,189
11/91                          $860,429                   $551,384
12/91                        $1,000,000                   $625,419
1/92                         $1,007,669                   $630,985
2/92                         $1,023,006                   $632,348
3/92                           $972,393                   $606,371
4/92                           $944,785                   $594,765
5/92                           $934,049                   $595,925
6/92                           $904,908                   $578,196
7/92                           $938,650                   $603,972
8/92                           $914,110                   $596,066
9/92                           $949,387                   $609,126
10/92                        $1,003,067                   $627,473
11/92                        $1,081,288                   $667,123
12/92                        $1,131,902                   $679,905
1/93                         $1,164,110                   $687,921
2/93                         $1,148,773                   $666,740
3/93                         $1,203,988                   $686,049
4/93                         $1,173,313                   $657,873
5/93                         $1,250,000                   $688,918
6/93                         $1,280,675                   $686,086
7/93                         $1,294,479                   $683,925
8/93                         $1,365,031                   $723,688
9/93                         $1,381,902                   $732,351
10/93                        $1,378,834                   $744,149
11/93                        $1,323,620                   $726,840
12/93                        $1,352,761                   $756,008
1/94                         $1,374,233                   $775,460
2/94                         $1,346,626                   $768,776
3/94                         $1,256,135                   $732,543
4/94                         $1,266,871                   $730,756
5/94                         $1,245,399                   $731,823
6/94                         $1,184,049                   $700,340
7/94                         $1,203,988                   $719,739
8/94                         $1,263,804                   $762,672
9/94                         $1,240,798                   $750,095
10/94                        $1,257,669                   $763,057
11/94                        $1,179,448                   $729,406
12/94                        $1,207,055                   $739,632
1/95                         $1,184,049                   $748,523
2/95                         $1,251,534                   $788,352
3/95                         $1,294,479                   $819,618
4/95                         $1,319,018                   $826,494
5/95                         $1,338,957                   $846,867
6/95                         $1,438,650                   $885,408
7/95                         $1,553,681                   $941,127
8/95                         $1,587,423                   $951,432
9/95                         $1,619,632                   $972,611
10/95                        $1,602,761                   $948,033
11/95                        $1,633,436                   $990,505
12/95                        $1,668,712                   $991,040
1/96                         $1,687,117                 $1,008,542
2/96                         $1,754,601                 $1,046,665
3/96                         $1,754,601                 $1,054,913
4/96                         $1,868,098                 $1,105,875
5/96                         $1,943,252                 $1,128,435
6/96                         $1,895,706                 $1,094,357
7/96                         $1,751,534                 $1,009,434
8/96                         $1,832,822                 $1,064,004
9/96                         $1,947,853                 $1,131,590
10/96                        $1,921,779                 $1,118,350
11/96                        $1,986,196                 $1,184,221
12/96                        $1,938,650                 $1,164,279
1/97                         $2,019,939                 $1,215,798
2/97                         $1,888,037                 $1,189,051
3/97                         $1,780,675                 $1,121,858
4/97                         $1,782,209                 $1,149,343
5/97                         $1,934,049                 $1,252,336
6/97                         $2,007,669                 $1,287,025
7/97                         $2,211,656                 $1,410,194
8/97                         $2,177,914                 $1,396,374
9/97                         $2,320,552                 $1,467,030
10/97                        $2,184,049                 $1,393,532
11/97                        $2,184,049                 $1,408,178
12/97                        $2,256,135                 $1,426,667
1/98                         $2,199,387                 $1,400,987
2/98                         $2,409,509                 $1,532,708
3/98                         $2,530,675                 $1,596,959
4/98                         $2,500,000                 $1,618,646
5/98                         $2,354,294                 $1,552,071
6/98                         $2,501,534                 $1,595,979
7/98                         $2,391,104                 $1,527,608
8/98                         $1,875,767                 $1,235,987
9/98                         $2,059,816                 $1,329,477
10/98                        $2,111,963                 $1,427,327
11/98                        $2,253,067                 $1,523,671
12/98                        $2,579,755                 $1,681,524
1/99                         $2,845,092                 $1,731,970
2/99                         $2,608,896                 $1,647,276
3/99                         $2,930,982                 $1,739,030
4/99                         $3,046,012                 $1,818,329
5/99                         $2,915,644                 $1,794,873
6/99                         $3,148,773                 $1,920,155
7/99                         $3,101,227                 $1,859,094
8/99                         $3,154,908                 $1,839,759
9/99                         $3,151,840                 $1,824,121
10/99                        $3,524,540                 $1,965,126
11/99                        $3,976,994                 $2,168,713
12/99                        $5,154,908                 $2,544,334
1/00                         $5,185,583                 $2,543,825
2/00                         $7,130,368                 $3,078,537
3/00                         $6,365,031                 $3,081,616
4/00                         $5,446,319                 $2,782,484
5/00                         $4,865,031                 $2,579,640
6/00                         $5,720,859                 $2,853,350
7/00                         $5,406,442                 $2,672,724
8/00                         $6,325,153                 $3,075,771
9/00                         $6,240,798                 $2,925,365
10/00                        $5,368,098                 $2,725,270
11/00                        $4,000,842                 $2,133,069
12/00                        $4,436,513                 $2,245,482
1/01                         $4,358,869                 $2,373,472
2/01                         $3,457,332                 $1,962,861
3/31/01                      $2,926,762                 $1,681,976

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Russell Mid Cap Growth Index for the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception. The Nicholas-Applegate Institutional Funds' Class R shares were first available on May 21, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Russell Mid Cap Growth Index measures the stock performance of the 800 smallest companies in the Russell 1000 Index. The average market capitalization is $4 billion. The Index incepted on 12/31/85. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------

MID CAP GROWTH FUND

                                           NUMBER
                                          OF SHARES     VALUE
-----------------------------------------------------------------
COMMON STOCK -- 97.0%
-----------------------------------------------------------------
APPLICATIONS SOFTWARE -- 1.9%
  Mercury Interactive Corp.*............    33,200   $  1,390,250
  Peregrine Systems, Inc.*..............    38,800        756,600
                                                     ------------
                                                        2,146,850
                                                     ------------
AUTOMOBILES -- 1.4%
  Harley-Davidson, Inc..................    43,200      1,639,440
                                                     ------------
BANKING -- 1.1%
  Countrywide Credit
    Industries, Inc.....................    24,300      1,199,205
                                                     ------------
BIOTECHNOLOGY -- 7.1%
  Applied Biosystems Group -- Applera
    Corp................................    27,700        768,675
  Aviron*...............................    20,500        852,031
  Biogen, Inc.*.........................    23,000      1,456,187
  Enzon, Inc.*..........................    15,600        741,000
  Genzyme Corp.-General Division*.......    13,500      1,219,455
  Icos Corp.*...........................    36,800      1,748,000
  Invitrogen Corp.*.....................    13,800        756,930
  Protein Design Labs, Inc.*............    13,000        578,500
                                                     ------------
                                                        8,120,778
                                                     ------------
BROADCASTING -- 2.2%
  Charter Communications, Inc. Cl. A*...    70,800      1,601,850
  Univision Communications Inc. Cl.
    A*..................................    22,900        873,864
                                                     ------------
                                                        2,475,714
                                                     ------------
BUILDING MATERIALS -- 1.6%
  Shaw Group, Inc.*.....................    38,200      1,784,322
                                                     ------------
COMMERCIAL SERVICES-FINANCE -- 1.2%
  Concord EFS, Inc.*....................    32,700      1,322,306
                                                     ------------
COMPUTER SERVICES -- 1.6%
  Brocade Communications
    Systems, Inc.*......................    40,700        850,223
  SunGard Data Systems, Inc.*...........    20,600      1,014,138
                                                     ------------
                                                        1,864,361
                                                     ------------
COMPUTER SOFTWARE -- 1.7%
  BMC Software, Inc.*...................    33,700        724,550
  Citrix Systems, Inc.*.................    54,500      1,151,312
                                                     ------------
                                                        1,875,862
                                                     ------------
CONTRACT DRILLING -- 1.6%
  Noble Drilling Corp.*.................    38,600      1,781,776
                                                     ------------
DIVERSIFIED FINANCIAL SERVICES -- 7.7%
  Bear Stearns Co., Inc.................    23,200      1,061,168
  Capital One Financial Corp............    38,000      2,109,000
  Investors Financial Services Corp.....    11,000        644,875
  Northern Trust Corp...................    20,100      1,256,250
  Providian Financial Corp..............    51,500      2,526,075
  USA Education, Inc....................    15,500      1,126,075
                                                     ------------
                                                        8,723,443
                                                     ------------
DRUGS/PHARMACEUTICALS -- 12.0%
  Allergan, Inc.........................    34,400      2,550,760
                                           NUMBER
                                          OF SHARES     VALUE
-----------------------------------------------------------------

DRUGS/PHARMACEUTICALS (CONTINUED)
  Alza Corp.*...........................    30,400   $  1,231,200
  Forest Laboratories, Inc.*............    42,000      2,488,080
  IDEC Pharmaceuticals Corp.*...........    50,700      2,028,000
  Inhale Therapeutic Systems, Inc.*.....    26,100        557,888
  King Pharmaceuticals, Inc.*...........    39,700      1,617,775
  MedImmune, Inc.*......................    28,800      1,033,200
  Millennium Pharmaceuticals, Inc.*.....    36,900      1,123,974
  PRAECIS Pharmaceuticals, Inc.*........    31,000        618,063
  Vertex Pharmaceutical, Inc.*..........    13,400        490,775
                                                     ------------
                                                       13,739,715
                                                     ------------
ELECTRIC -- 4.8%
  Calpine Corp.*........................    65,000      3,579,550
  NRG Energy, Inc.*.....................    51,500      1,874,600
                                                     ------------
                                                        5,454,150
                                                     ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 10.3%
  Altera Corp.*.........................    32,400        694,575
  Applied Micro Circuits Corp.*.........    32,400        534,600
  Cirrus Logic, Inc.*...................    39,300        587,044
  Credence Systems Corp.*...............    34,700        711,350
  Integrated Device
    Technology, Inc.*...................    31,000        917,910
  KLA-Tencor Corp.*.....................    40,600      1,598,625
  Lam Reserach Corp.*...................    50,200      1,192,250
  National Semiconductor Corp.*.........    23,700        633,975
  Novellus Systems, Inc.*...............    20,500        831,531
  NVIDIA Corp.*.........................    21,000      1,363,360
  Sanmina Corp.*........................    57,600      1,126,800
  Vitesse Semiconductor Corp.*..........    36,700        873,919
  Xilinx, Inc.*.........................    18,900        663,863
                                                     ------------
                                                       11,729,802
                                                     ------------
ENTERPRISE SOFTWARE -- 1.5%
  Micromuse, Inc.*......................    14,200        536,618
  PeopleSoft, Inc.*.....................    52,200      1,223,438
                                                     ------------
                                                        1,760,056
                                                     ------------
HEALTH CARE -- 4.3%
  Advance PCS*..........................    21,300      1,155,857
  First Health Group Corp.*.............    25,900      1,136,362
  UnitedHealth Group, Inc...............    22,400      1,327,424
  Wellpoint Health Networks, Inc.*......    13,600      1,296,216
                                                     ------------
                                                        4,915,859
                                                     ------------
INSTRUMENTS -- 1.1%
  Waters Corporation*...................    27,700      1,286,665
                                                     ------------
INSURANCE -- 1.9%
  Fidelity National Financial, Inc......    26,900        720,113
  First American Corp...................    25,700        668,200
  W R Berkley Corp......................    17,400        784,087
                                                     ------------
                                                        2,172,400
                                                     ------------
MEDICAL-SUPPLIES/EQUIPMENT -- 0.7%
  MiniMed, Inc.*........................    28,800        837,000
                                                     ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------
MID CAP GROWTH FUND

                                           NUMBER
                                          OF SHARES     VALUE
-----------------------------------------------------------------
COMMON STOCK (Continued)
-----------------------------------------------------------------
MEDICAL-HOSPITAL -- 1.0%
  Community Health Systems*.............    39,700   $  1,131,450
                                                     ------------
OIL & GAS SERVICES -- 11.6%
  Baker Hughes, Inc.....................    44,500      1,615,795
  BJ Services Co.*......................    24,900      1,772,880
  ENSCO International, Inc..............    46,800      1,638,000
  Global Marine, Inc.*..................    32,400        829,440
  Nabors Industries, Inc.*..............    27,100      1,404,864
  National-Oilwell, Inc.*...............    50,400      1,745,352
  Rowan Companies, Inc.*................    63,600      1,749,000
  Smith International, Inc.*............    15,800      1,109,160
  UTI Energy Corp.*.....................    45,100      1,364,275
                                                     ------------
                                                       13,228,766
                                                     ------------
PIPELINES -- 1.9%
  Dynegy, Inc. Cl. A....................    42,400      2,162,824
                                                     ------------
RETAIL-APPAREL -- 2.4%
  Abercrombie & Fitch Co. Cl. A*........    35,900      1,173,930
  American Eagle Outfitters, Inc.*......    52,200      1,500,750
                                                     ------------
                                                        2,674,680
                                                     ------------
RETAIL-BUILDING PRODUCTS -- 2.1%
  Lowe's Companies, Inc.................    40,600      2,373,070
                                                     ------------
RETAIL-CONSUMER ELECTRONICS -- 0.8%
  Best Buy Co., Inc.*...................    26,200        942,152
                                                     ------------
RETAIL-DEPARTMENT STORE -- 2.4%
  Kohl's Corp.*.........................    45,000      2,776,050
                                                     ------------
RETAIL-RESTAURANTS -- 1.8%
  Starbucks Corp.*......................    48,500      2,058,219
                                                     ------------
TELECOMMUNICATIONS -- 3.9%
  Allegiance Telecom, Inc.*.............    33,400        492,650
                                           NUMBER
                                          OF SHARES     VALUE
-----------------------------------------------------------------

TELECOMMUNICATIONS (CONTINUED)
  Crown Castle International Corp.*.....    97,200   $  1,439,775
  Level 3 Communications, Inc.*.........    30,900        536,888
  McLeodUSA, Inc.*......................   108,300        937,466
  Time Warner Telecom, Inc. Cl. A*......    16,300        592,913
  XO Communications, Inc. Cl. A*........    66,500        465,500
                                                     ------------
                                                        4,465,192
                                                     ------------
TELECOMMUNICATIONS EQUIPMENT -- 3.0%
  Comverse Technology, Inc.*............    29,500      1,737,255
  Symbol Technologies, Inc..............    23,200        809,680
  Sonus Networks, Inc.*.................    47,200        941,786
                                                     ------------
                                                        3,488,721
                                                     ------------
TELECOMMUNICATIONS SERVICES -- 0.4%
  Metromedia Fiber Network, Inc. Cl.
    A*..................................    85,800        470,184
                                                     ------------
TOTAL COMMON STOCK
  (Cost: $113,380,026).............................   110,601,012
                                                     ------------

                                          PRINCIPAL
                                           AMOUNT
-----------------------------------------------------------------
TIME DEPOSIT -- 0.7%
-----------------------------------------------------------------
  Brown Brothers Harriman & Co. (Grand
    Cayman)
    4.690%, 04/02/01
    (Cost: $757,533)....................  $757,533        757,533
                                                     ------------

TOTAL INVESTMENTS -- 97.7%
  (Cost: $114,137,559).............................   111,358,545
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.3%......     2,661,927
                                                     ------------
NET ASSETS -- 100.0%...............................  $114,020,472
                                                     ------------
                                                     ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: THOMAS BLEAKLEY, Portfolio Manager; JOHN C. MCCRAW, PORTFOLIO MANAGER; TRAVIS T. PRENTICE, Portfolio Manager; JOHN MAZUR, Portfolio Manager; MICHAEL P. GIGGIE, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Small Cap Growth Fund seeks to maximize long-term capital appreciation through investments primarily in US companies with market capitalizations corresponding to the middle 90% of the Russell 2000 Growth Index at time of purchase.

  MARKET OVERVIEW: In sharp contrast to the historic gains of the late 1990s and the first quarter of 2000, US stock prices declined during the fiscal year ended March 31, 2001. Several factors contributed to the market's downturn, including:

  - Higher interest rates, which dampened US economic activity

  - Rising oil and natural gas prices

  - Changing expectations for technology companies, as many reported earnings disappointments

  Small-cap growth equities were impacted by the same factors affecting the overall stock market. However, higher interest rates hit small-cap issues especially hard, since emerging companies typically have a more difficult time raising capital than larger firms do.

  Within the universe of US growth stocks, small-cap issues were the best-performing capitalization segment this fiscal year. They performed particularly well versus their larger-cap brethren during the first quarter of 2001 -- a period when the Federal Reserve cut interest rates three times.

  PERFORMANCE: After posting a 103.5% advance last fiscal year, during the 12 months ended March 31, 2001, the Fund lost 49.7%. The Russell 2000 Growth Index fell 39.8% this period.

  PORTFOLIO SPECIFICS: Being overweight the energy sector (a relatively strong performer) helped returns versus the benchmark, as did stock selection in the leisure/gaming, apparel and biotechnology industries. Top-performing holdings this period included Anchor Gaming, a diversified global gaming company; The Timberland Company, a sportswear manufacturer; and Millennium Pharmaceuticals, a drug discovery firm.

  An overweight in technology stocks and issue selection within the technology sector detracted from relative performance. On a company-by-company basis, we decreased the Fund's technology exposure this period. As of March 31, 2001, 23.7% of the Fund's holdings were technology companies, in line with the Russell 2000 Growth Index.

  MARKET OUTLOOK: Several factors set the stage for small-cap growth stocks to rebound, namely:

  - The positive impact of lower interest rates on the equity market, especially small-cap issues

  - Historically low valuations of small-cap growth stocks relative to the broader equity market

  - Expectations that merger and acquisition activity will accelerate

  Throughout, we remain focused on finding and investing in small, rapidly growing companies with the strongest fundamentals.

--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN SMALL CAP GROWTH FUND RETIREMENT SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

                                                        ANNUALIZED TOTAL RETURNS
                                                              As of 3/31/01                      SINCE
                           1 YEAR                                5 YEARS                        INCEPTION
                           -49.67%                                7.29%                          9.58%

[CHART]

            SMALL CAP GROWTH FUND           RUSSELL 2000
         RETIREMENT SHARES = $496,438  GROWTH INDEX = $392,457
10/1/93                      $250,000                 $250,000
10/93                        $250,358                 $257,230
11/93                        $237,106                 $246,825
12/93                        $249,642                 $256,565
1/94                         $256,805                 $263,395
2/94                         $255,014                 $262,236
3/94                         $234,241                 $246,126
4/94                         $234,957                 $246,503
5/94                         $228,510                 $240,979
6/94                         $216,691                 $230,682
7/94                         $222,063                 $233,969
8/94                         $236,748                 $251,138
9/94                         $239,613                 $252,190
10/94                        $242,837                 $254,876
11/94                        $230,301                 $244,564
12/94                        $239,971                 $250,325
1/95                         $229,585                 $245,226
2/95                         $241,762                 $256,558
3/95                         $253,582                 $264,052
4/95                         $257,880                 $268,024
5/95                         $259,670                 $271,535
6/95                         $282,593                 $290,246
7/95                         $309,814                 $312,868
8/95                         $310,530                 $316,729
9/95                         $316,977                 $323,250
10/95                        $304,441                 $307,350
11/95                        $317,693                 $320,965
12/95                        $324,499                 $328,078
1/96                         $319,842                 $325,361
2/96                         $339,183                 $340,198
3/96                         $349,212                 $346,923
4/96                         $385,387                 $373,557
5/96                         $406,877                 $392,720
6/96                         $381,805                 $367,193
7/96                         $337,751                 $322,359
8/96                         $367,837                 $346,223
9/96                         $392,192                 $364,054
10/96                        $375,000                 $348,363
11/96                        $378,582                 $358,048
12/96                        $384,312                 $365,030
1/97                         $388,968                 $373,863
2/97                         $347,063                 $351,282
3/97                         $328,080                 $326,492
4/97                         $323,066                 $322,705
5/97                         $374,284                 $371,207
6/97                         $401,146                 $383,791
7/97                         $429,799                 $403,441
8/97                         $438,037                 $415,544
9/97                         $478,868                 $448,705
10/97                        $444,842                 $421,738
11/97                        $427,650                 $411,683
12/97                        $429,083                 $411,914
1/98                         $419,054                 $406,436
2/98                         $456,304                 $442,320
3/98                         $481,734                 $460,875
4/98                         $481,375                 $463,700
5/98                         $443,410                 $430,012
6/98                         $459,885                 $434,407
7/98                         $420,487                 $398,134
8/98                         $318,410                 $306,245
9/98                         $351,361                 $337,925
10/98                        $356,017                 $354,902
11/98                        $393,266                 $382,442
12/98                        $445,917                 $417,053
1/99                         $489,971                 $435,821
2/99                         $437,679                 $395,943
3/99                         $484,599                 $410,039
4/99                         $512,894                 $446,245
5/99                         $492,479                 $446,959
6/99                         $554,083                 $470,514
7/99                         $556,232                 $455,975
8/99                         $551,576                 $438,921
9/99                         $567,335                 $447,392
10/99                        $621,418                 $458,846
11/99                        $702,604                 $507,346
12/99                        $860,845                 $596,791
1/00                         $840,062                 $591,241
2/00                       $1,130,292                 $728,822
3/00                         $986,271                 $652,223
4/00                         $846,625                 $586,368
5/00                         $743,441                 $535,002
6/00                         $895,848                 $604,125
7/00                         $801,778                 $552,351
8/00                         $918,818                 $610,458
9/00                         $864,491                 $580,119
10/00                        $772,610                 $533,013
11/00                        $595,205                 $436,218
12/00                        $647,708                 $462,914
1/01                         $658,625                 $500,287
2/01                         $548,940                 $431,698
3/31/01                      $496,438                 $392,457

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Russell 2000 Growth Index for the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Nicholas-Applegate Institutional Funds' Class R shares were first available on May 21, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Russell 2000 Growth Index is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Growth Index, which comprises the 3,000 largest U.S. securities. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------

SMALL CAP GROWTH FUND

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK -- 92.6%
----------------------------------------------------------------
ADVERTISING -- 0.6%
  Getty Images, Inc.*.................      16,900  $    272,512
  R H Donnelley Corp.*................      19,600       568,400
                                                    ------------
                                                         840,912
                                                    ------------
AEROSPACE/DEFENSE -- 0.1%
  REMEC, Inc.*........................      22,150       221,500
                                                    ------------
AIRLINES -- 1.3%
  Atlantic Coast Airlines
    Holdings, Inc.*...................      37,200       781,200
  Frontier Airlines, Inc.*............      38,850       473,484
  SkyWest, Inc........................      24,700       574,275
                                                    ------------
                                                       1,828,959
                                                    ------------
APPAREL/FOOTWEAR -- 1.2%
  Reebok International, Ltd.*.........      10,700       266,002
  Timberland Co. Cl. A*...............      19,900     1,010,920
  Wolverine World Wide, Inc...........      32,500       473,850
                                                    ------------
                                                       1,750,772
                                                    ------------
APPAREL MANUFACTURERS -- 2.2%
  Columbia Sportswear Co.*............      14,800       673,169
  Nautica Enterprises, Inc.*..........      41,400       742,612
  Quiksilver, Inc.*...................      27,300       724,815
  Tommy Hilfiger Corp.*...............      71,800       922,630
                                                    ------------
                                                       3,063,226
                                                    ------------
APPLICATIONS SOFTWARE -- 2.7%
  Actuate Corp.*......................      36,600       349,988
  BARRA, Inc.*........................      12,800       691,200
  Embarcadero Technologies, Inc.*.....      11,700       194,513
  HNC Software, Inc.*.................      11,600       203,725
  Interwoven, Inc.*...................      35,100       353,194
  IONA Technologies PLC -- ADR.*......       9,300       306,900
  MatrixOne, Inc.*....................      20,500       349,781
  National Instruments Corp.*.........       9,850       321,356
  Netegrity, Inc.*....................      10,050       247,481
  OpenTV Corp.*.......................      25,846       245,537
  Portal Software, Inc.*..............      70,400       594,000
                                                    ------------
                                                       3,857,675
                                                    ------------
ATHLETIC EQUIPMENT -- 0.2%
  Direct Focus, Inc.*.................      10,950       273,750
                                                    ------------
AUTO-TRUCKS -- 0.4%
  Oshkosh Truck Co....................      16,500       585,750
                                                    ------------
BANKING -- 0.3%
  Provident Bankshares Corp...........      18,800       420,650
                                                    ------------
BEVERAGES-ALCOHOLIC -- 1.2%
  Constellation Brands, Inc.
    Cl. A*............................      24,200     1,736,350
                                                    ------------
BIOTECHNOLOGY -- 2.8%
  Acacia Research Corp.*..............       7,700        50,531
  Alexion Pharmaceuticals, Inc.*......       1,600        36,500
  Aviron*.............................      19,100       793,844
  CuraGen Corp.*......................      30,100       705,469
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

BIOTECHNOLOGY (CONTINUED)
  Enzon, Inc.*........................      15,200  $    722,000
  Immunomedics, Inc.*.................      10,200        98,175
  Invitrogen Corp.*...................      10,000       548,500
  Large Scale Biology Corp.*..........       4,800        22,800
  Myriad Genetics, Inc.*..............      11,600       470,525
  Sangamo BioSciences, Inc.*..........      11,200       120,400
  XOMA, Ltd.*.........................      49,400       355,833
                                                    ------------
                                                       3,924,577
                                                    ------------
BROADCASTING -- 1.0%
  Citadel Communications Corp.*.......       8,100       201,487
  Emmis Communications Corp.
    Cl. A*............................      18,900       478,406
  Radio One, Inc. Cl. D*..............      27,300       419,738
  SBS Broadcasting S.A.*..............      17,100       331,312
                                                    ------------
                                                       1,430,943
                                                    ------------
BUILDING & CONSTRUCTION PRODUCTS -- 0.2%
  Simpson Manufacturing Co., Inc.*....       5,500       271,150
                                                    ------------
BUILDING-MOBILE HOME/MANUFACTURED HOUSES -- 0.1%
  Monaco Coach Corp.*.................      10,100       181,396
                                                    ------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.5%
  M.D.C. Holdings, Inc.*..............      16,940       666,589
                                                    ------------
CASINO SERVICES -- 1.8%
  Anchor Gaming*......................      36,200     2,217,250
  Argosy Gaming Corp.*................      15,200       396,720
                                                    ------------
                                                       2,613,970
                                                    ------------
CERAMIC PRODUCTS -- 0.2%
  Dal-Tile International, Inc.*.......      15,000       225,750
                                                    ------------
CHEMICALS -- 0.9%
  Cabot Microelectronics Corp.*.......      16,400       721,600
  Georgia Gulf Corp...................      33,200       578,012
                                                    ------------
                                                       1,299,612
                                                    ------------
COAL -- 1.4%
  CONSOL Energy, Inc..................      22,900       790,050
  Massey Energy Co....................      48,700     1,164,904
                                                    ------------
                                                       1,954,954
                                                    ------------
COMMUNICATIONS SOFTWARE -- 0.1%
  Pumatech, Inc.*.....................      33,000       123,750
                                                    ------------
COMPUTER SERVICES -- 1.6%
  Affiliated Computer Services, Inc.
    Cl. A*............................      14,200       921,580
  Aspen Technology, Inc.*.............      37,500       895,312
  Carreker Corp.*.....................      20,500       389,500
  Manhattan Associates, Inc.*.........       3,500        54,469
                                                    ------------
                                                       2,260,861
                                                    ------------
COMPUTER SOFTWARE -- 0.3%
  Numerical Technologies, Inc.*.......      22,600       223,175
  Precise Software Solutions, Ltd.*...      17,000       257,125
                                                    ------------
                                                         480,300
                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
COMPUTERS -- 0.5%
  Mentor Graphics Corp.*..............      26,000  $    536,250
  SONICblue, Inc.*....................      30,300       143,925
                                                    ------------
                                                         680,175
                                                    ------------
CONSUMER SERVICES -- 0.3%
  Western Gas Resources, Inc..........      14,400       464,400
                                                    ------------
DATA PROCESSING/MANAGEMENT SOFTWARE -- 1.1%
  Documentum, Inc.*...................      15,500       170,500
  eFunds Corp.*.......................      26,500       510,125
  FileNET Corp.*......................      27,400       429,838
  Reynolds & Reynolds Co. Cl. A.......      22,800       438,900
                                                    ------------
                                                       1,549,363
                                                    ------------
DIRECT MARKETING -- 0.4%
  ADVO, Inc.*.........................      17,100       630,990
                                                    ------------
DISTRIBUTION/WHOLESALE -- 1.8%
  Fleming Co., Inc....................      26,100       664,245
  Owens & Minor, Inc..................      14,900       246,297
  Performance Food Group Co.*.........      14,500       761,250
  Tech Data Corp.*....................      30,200       890,900
                                                    ------------
                                                       2,562,692
                                                    ------------
DRILLING -- 2.7%
  Marine Drilling Co., Inc.*..........      43,600     1,161,940
  Patterson Energy, Inc.*.............       8,100       256,162
  Precision Drilling Corp.*...........      13,700       488,679
  Pride International, Inc.*..........      48,600     1,154,736
  UTI Energy Corp.*...................      25,900       783,475
                                                    ------------
                                                       3,844,992
                                                    ------------
DRUGS/PHARMACEUTICALS -- 2.8%
  CIMA Labs, Inc.*....................       7,100       441,087
  Cubist Pharmaceuticals, Inc.*.......       6,000       147,000
  ImmunoGen, Inc.*....................      40,000       535,000
  Medicis Pharmaceutical Corp.
    Cl. A*............................      13,100       587,142
  OSI Pharmaceuticals, Inc.*..........      20,000       792,500
  Priority Healthcare Corp. Cl. B*....      15,400       581,350
  SICOR, Inc.*........................      27,100       377,706
  Taro Pharmaceuticals Industries,
    Ltd.*.............................      11,600       508,225
                                                    ------------
                                                       3,970,010
                                                    ------------
EDUCATIONAL SOFTWARE -- 0.3%
  Advantage Learning
    Systems, Inc.*....................      15,500       447,562
                                                    ------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS -- 5.5%
  AstroPower, Inc.*...................      18,700       561,000
  Cirrus Logic, Inc.*.................      25,600       382,400
  DSP Group, Inc.*....................      27,100       420,050
  Elantec Semiconductor, Inc.*........      16,000       425,000
  EMCORE Corp.*.......................       9,700       243,106
  Exar Corp.*.........................      13,000       255,125
  Fairchild Semiconductor
    International Cl. A*..............       7,600       101,232
  GlobalSpan, Inc.*...................      18,900       413,438
  Integrated Circuit
    Systems, Inc.*....................      11,900       190,400
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

ELECTRONIC COMPONENTS/SEMICONDUCTORS (CONTINUED)
  Integrated Silicon
    Solution, Inc.*...................       8,900  $    115,700
  International Rectifier Corp.*......       3,500       141,750
  LTX Corp.*..........................      28,900       540,069
  Marvell Technology Group, Ltd.*.....      11,752       141,758
  MEMC Electronic Materials, Inc.*....      16,700       116,065
  Micrel, Inc.*.......................      11,000       307,312
  Microsemi Corp.*....................      16,400       459,200
  MIPS Technologies, Inc. Cl. A*......      24,800       616,900
  Pixelworks, Inc.*...................      22,200       222,000
  Power Integrations, Inc.*...........      27,000       465,750
  Semtech Corp.*......................      40,600     1,195,163
  Tripath Technology, Inc.*...........      15,600       118,950
  Ultratech Stepper, Inc.*............      13,200       325,050
                                                    ------------
                                                       7,757,418
                                                    ------------
ELECTRONICS -- 1.5%
  Active Power, Inc.*.................      19,000       385,938
  Amphenol Corp. Cl. A*...............      15,500       488,250
  Convera Corp.*......................       7,600        65,550
  DDi Corp.*..........................      23,900       403,313
  Harman International
    Industries, Inc...................      19,300       493,887
  Molecular Devices Corp.*............       6,600       300,300
                                                    ------------
                                                       2,137,238
                                                    ------------
ENGINEERING -- 0.4%
  Jacobs Engineering Group, Inc.*.....       9,800       568,400
                                                    ------------
ENTERPRISE SOFTWARE -- 0.5%
  JDA Software Group, Inc.*...........      22,300       255,056
  Manugistics Group, Inc.*............      25,200       461,475
                                                    ------------
                                                         716,531
                                                    ------------
ENTERTAINMENT SOFTWARE -- 0.6%
  Activision, Inc.*...................      16,300       396,294
  THQ, Inc.*..........................      13,000       494,000
                                                    ------------
                                                         890,294
                                                    ------------
E-SERVICES/CONSULTING -- 0.4%
  I-many, Inc.*.......................       7,600        86,450
  Intranet Solutions, Inc.*...........      10,100       241,769
  Saba Software, Inc.*................      10,100        54,287
  Webtrends Corp.*....................      21,700       195,300
                                                    ------------
                                                         577,806
                                                    ------------
FINANCE -- 2.0%
  AmericCredit Corp.*.................      38,200     1,238,826
  Doral Financial Corp................      19,600       588,000
  Investment Technology
    Group, Inc.*......................      12,600       645,120
  Metris Companies, Inc...............      15,500       322,090
                                                    ------------
                                                       2,794,036
                                                    ------------
FOOD -- 0.7%
  Michael Foods, Inc..................       5,100       152,362
  Smithfield Foods, Inc.*.............      11,300       367,250
  Whole Foods Market, Inc.*...........      11,700       492,863
                                                    ------------
                                                       1,012,475
                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
GOLF -- 0.3%
  Callaway Golf Co....................      22,200  $    493,062
                                                    ------------
HAZARDOUS WASTE DISPOSAL -- 0.4%
  Stericycle, Inc.*...................      13,100       584,588
                                                    ------------
HEALTH CARE -- 0.4%
  Caremark Rx, Inc....................      39,700       517,688
                                                    ------------
INSTRUMENTS-SCIENTIFIC -- 0.4%
  Varian, Inc.*.......................      20,500       524,031
                                                    ------------
INSURANCE -- 1.1%
  Fidelity National
    Financial, Inc....................      20,500       548,785
  First American Corp.................      22,400       582,400
  HCC Insurance Holdings, Inc.........      17,100       452,295
                                                    ------------
                                                       1,583,480
                                                    ------------
INTERNET INFRASTURE EQUIPMENT -- 0.9%
  Avocent Corp.*......................      34,000       741,625
  Centillium Communications, Inc.*....      20,600       503,413
                                                    ------------
                                                       1,245,038
                                                    ------------
INTERNET SECURITY -- 0.5%
  SonicWall, Inc.*....................      18,700       227,906
  Symantec Corp.*.....................       9,400       393,038
  WatchGuard Technologies, Inc.*......      15,400       127,050
                                                    ------------
                                                         747,994
                                                    ------------
INTERNET SOFTWARE -- 0.4%
  Retek, Inc.*........................      11,926       224,358
  Verity, Inc.*.......................      16,300       369,806
                                                    ------------
                                                         594,164
                                                    ------------
INVESTMENT COMPANIES -- 1.0%
  American Capital Strategies, Ltd....      20,700       526,556
  SEI Investments, Co.*...............      27,500       857,656
                                                    ------------
                                                       1,384,212
                                                    ------------
LASER SYSTEM/COMPONENTS -- 1.8%
  Coherent, Inc.*.....................      22,000       781,000
  Cymer, Inc.*........................      31,000       670,530
  Electro Scientific
    Industries, Inc.*.................      37,500     1,052,344
                                                    ------------
                                                       2,503,874
                                                    ------------
LEISURE & RECREATIONAL PRODUCTS -- 0.3%
  WMS Industries, Inc.*...............      26,200       471,600
                                                    ------------
MACHINERY-DIVERSIFIED -- 1.2%
  Brooks Automation, Inc.*............      23,200       922,200
  National-Oilwell, Inc.*.............      21,000       727,230
  Semitool, Inc.*.....................      11,100        99,900
                                                    ------------
                                                       1,749,330
                                                    ------------
MEDICAL-GENERIC DRUGS -- 0.3%
  Barr Laboratories, Inc.*............       7,800       445,926
                                                    ------------
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

MEDICAL-HMO -- 0.7%
  Coventry Health Care, Inc.*.........         900  $     14,906
  Mid Atlantic Medical
    Services, Inc.*...................      20,800       422,240
  Oxford Health Plans, Inc.*..........      22,000       588,500
                                                    ------------
                                                       1,025,646
                                                    ------------
MEDICAL-HOSPITALS -- 0.4%
  LifePoint Hospitals, Inc.*..........       3,300       117,975
  Triad Hospitals, Inc.*..............      16,800       474,600
                                                    ------------
                                                         592,575
                                                    ------------
MEDICAL-INSTRUMENTS -- 1.3%
  ESC Medical Systems, Ltd.*..........      25,700       618,406
  ResMed, Inc.*.......................      12,500       505,000
  Varian Medical Systems, Inc.*.......      11,900       723,520
                                                    ------------
                                                       1,846,926
                                                    ------------
MEDICAL-LABORATORY & TESTING SERVICES -- 0.6%
  Covance, Inc.*......................      19,800       254,430
  IMPATH, Inc.*.......................      13,200       612,150
                                                    ------------
                                                         866,580
                                                    ------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.5%
  Apria Healthcare Group, Inc.*.......      30,500       737,490
                                                    ------------
MEDICAL-SUPPLIES/EQUIPMENT -- 0.3%
  Respironics, Inc.*..................      14,600       445,300
                                                    ------------
MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 0.8%
  Amerisource Health Corp.*...........      22,600     1,108,530
                                                    ------------
NETWORKING PRODUCTS -- 1.1%
  Aeroflex, Inc.*.....................      39,300       405,281
  Anixter International, Inc.*........      29,100       701,310
  Computer Network Technology
    Corp.*............................      22,100       245,862
  Ixia*...............................      19,000       243,437
                                                    ------------
                                                       1,595,890
                                                    ------------
OIL & GAS PRODUCERS -- 4.3%
  Atwood Oceanics, Inc.*..............       6,800       278,256
  Barrett Resources Corp.*............       9,400       564,470
  Chesapeake Energy Corp.*............      59,600       527,460
  Cross Timbers Oil Co................      29,000       717,750
  Encore Acquisition Co.*.............       8,100       102,870
  Evergreen Resources, Inc.*..........       6,400       241,984
  Forest Oil Corp.*...................      15,600       466,440
  Louis Dreyfus Naturak Gas Corp.*....      26,400       976,800
  Newfield Exploration Co*............      12,900       450,210
  Stone Energy Corp.*.................      13,900       684,853
  Swift Energy Corp.*.................       9,800       313,992
  Unit Corp.*.........................       7,700       127,435
  Vintage Petroleum, Inc..............      30,700       624,745
                                                    ------------
                                                       6,077,265
                                                    ------------
OIL & GAS SERVICES -- 2.9%
  Cal Dive International, Inc.*.......      30,100       763,788
  Global Industries, Ltd.*............      75,100     1,093,644
  Hanover Compressor Holdings Co.*....      13,000       412,100
  Seitel, Inc.*.......................      23,700       440,820

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
OIL & GAS SERVICES (CONTINUED)
  Varco International, Inc.*..........      31,666  $    653,903
  Veritas DGC, Inc.*..................      22,600       722,070
                                                    ------------
                                                       4,086,325
                                                    ------------
OIL FIELD MACHINE & EQUIPMENT -- 0.5%
  Hydril Co.*.........................      16,100       368,288
  Universal Compression
    Holdings, Inc.*...................       9,300       325,500
                                                    ------------
                                                         693,788
                                                    ------------
OPTICAL RECOGNITION SOFTWARE -- 0.2%
  Optimal Robotics Corp.*.............      11,100       289,294
                                                    ------------
OPTICAL SUPPLIES -- 0.2%
  Oakley, Inc.*.......................      18,000       319,860
                                                    ------------
OTHER COMMERCIAL SERVICES -- 0.8%
  NOVA Corp.*.........................      22,000       405,680
  On Assignment, Inc.*................      16,000       334,000
  Plexus Corp.*.......................      14,300       366,437
                                                    ------------
                                                       1,106,117
                                                    ------------
PHARMACY SERVICES -- 2.3%
  AdvancePCS*.........................      19,200     1,041,900
  Albany Molecular Research, Inc.*....      18,300       640,500
  Alkermes, Inc.*.....................       9,500       208,406
  Omnicare, Inc.......................      13,200       283,140
  Pharmaceutical Product
    Development, Inc.*................      14,200       598,175
  Syncor International Corp.*.........      13,200       425,700
                                                    ------------
                                                       3,197,821
                                                    ------------
PHOTO EQUIPMENT & SUPPLIES -- 0.1%
  Concord Camera Corp.*...............      24,300       171,619
                                                    ------------
PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.4%
  RehabCare Group, Inc.*..............      13,200       543,840
                                                    ------------
PRECIOUS METALS -- 0.3%
  Stillwater Mining Co.*..............      14,000       378,700
                                                    ------------
PUBLISHING -- 0.3%
  Scholastic Corp.*...................      10,300       371,444
                                                    ------------
RECREATIONAL PRODUCTS -- 0.3%
  Winnebago Industries, Inc...........      20,700       366,390
                                                    ------------
RENTAL AUTO/EQUIPMENT -- 0.6%
  Rent-A-Center, Inc.*................      18,400       845,250
                                                    ------------
RETAIL-APPAREL/SHOE -- 4.1%
  Abercrombie & Fitch Co. Cl. A*......      39,100     1,278,570
  American Eagle Outfitters, Inc.*....      84,000     2,415,000
  Bebe Stores, Inc.*..................      25,600       566,400
  Charlotte Russe Holding, Inc.*......       9,600       285,600
  Footstar, Inc.*.....................      13,100       525,965
  Genesco, Inc.*......................       8,800       241,120
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

RETAIL-APPAREL/SHOE (CONTINUED)
  Ross Stores, Inc....................       2,600  $     48,750
  Wet Seal, Inc. Cl. A*...............      14,800       379,250
                                                    ------------
                                                       5,740,655
                                                    ------------
RETAIL-AUTOMOBILE -- 0.0%
  Sonic Automotive, Inc.*.............       5,900        46,020
                                                    ------------
RETAIL-COMPUTER EQUIPMENT -- 1.0%
  CDW Computer Centers, Inc.*.........      20,900       647,900
  Insight Enterprises, Inc.*..........      38,550       814,369
                                                    ------------
                                                       1,462,269
                                                    ------------
RETAIL-DEPARTMENT STORE -- 0.4%
  Dillards, Inc. Cl. A................      26,000       570,440
                                                    ------------
RETAIL-DRUG STORE -- 0.4%
  Duane Reade, Inc.*..................      14,700       510,090
                                                    ------------
RETAIL-ELECTRONICS -- 0.2%
  InterTan, Inc.*.....................      17,000       215,050
                                                    ------------
RETAIL-HOME FURNISHINGS -- 0.9%
  Cost Plus, Inc.*....................      36,800       848,700
  Pier 1 Imports, Inc.................      29,700       386,100
                                                    ------------
                                                       1,234,800
                                                    ------------
RETAIL-MAIL ORDER -- 0.8%
  Williams-Somona, Inc.*..............      43,300     1,136,625
                                                    ------------
RETAIL-RESTAURANTS -- 1.6%
  AFC Enterprises, Inc.*..............       9,600       184,800
  California Pizza Kitchen. Inc.*.....       6,800       192,950
  Jack in the Box, Inc.*..............      31,700       949,415
  RARE Hospitality
    International, Inc.*..............      23,100       574,612
  Ruby Tuesday, Inc...................      17,600       345,136
                                                    ------------
                                                       2,246,913
                                                    ------------
RETAIL-SUNGLASSES -- 0.2%
  Sunglass Hut
    International, Inc.*..............      18,600       212,738
                                                    ------------
SCHOOLS -- 1.8%
  Career Education Corp.*.............      13,100       658,275
  Corinthian Colleges, Inc.*..........      23,400       941,850
  Edison Schools, Inc.*...............      20,200       409,050
  Education Management Corp.*.........      17,400       567,675
                                                    ------------
                                                       2,576,850
                                                    ------------
SEMICONDUCTOR-EQUIPMENT -- 3.5%
  Credence Systems Corp.*.............      49,100     1,006,550
  DuPont Photomasks, Inc.*............       9,600       421,238
  Kent Electronics Corp.*.............      33,400       601,200
  Kulicke & Soffa
    Industries, Inc.*.................      19,600       265,825
  Photronics, Inc.*...................       9,500       234,531
  PRI Automation, Inc.*...............      18,400       315,100
  Rudolph Technologies, Inc.*.........      19,600       679,875
  Therma-Wave, Inc.*..................      11,800       148,975

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
SEMICONDUCTOR-EQUIPMENT (CONTINUED)
  Varian Semiconductor Equipment
    Associates, Inc.*.................      25,900  $    827,181
  Vecco Instruments, Inc.*............       9,800       407,313
                                                    ------------
                                                       4,907,788
                                                    ------------
STEEL PIPE & TUBE -- 0.5%
  Maverick Tube Corp.*................       5,200       107,120
  Shaw Group, Inc.*...................      12,400       579,204
                                                    ------------
                                                         686,324
                                                    ------------
TELECOMMUNICATIONS -- 1.3%
  Alamosa Holdings, Inc.*.............      17,900       189,069
  Dobson Communications Corp.
    Cl. A*............................      22,400       371,000
  Focal Communications Corp.*.........      34,800       327,336
  Liberty Satellite &
    Technology, Inc.*.................       9,400        15,862
  MasTec, Inc.*.......................      26,150       353,286
  Price Communications Corp.*.........      19,700       339,037
  US Unwired, Inc.*...................      28,900       195,075
                                                    ------------
                                                       1,790,665
                                                    ------------
TELECOMMUNICATIONS EQUIPMENT -- 1.5%
  Acterna Corp.*......................      18,000       108,000
  CommScope, Inc.*....................      26,300       438,684
  Digital Lightwave, Inc.*............      20,500       361,313
  DMC Stratex Networks, Inc.*.........      32,500       269,750
  International FiberCom, Inc.*.......      43,300       167,788
  Peco II, Inc.*......................       3,700        44,862
  SBA Communications Corp.*...........      15,900       251,419
  TeleCorp PCS, Inc.*.................      29,000       436,813
  ViaSat, Inc.*.......................       4,900        74,113
                                                    ------------
                                                       2,152,742
                                                    ------------
THERAPEUTICS -- 2.1%
  Abgenix, Inc.*......................       8,800       208,450
  Cell Therapeutics, Inc.*............      37,400       670,863
  Corvas International, Inc.*.........       1,800        16,200
  NeoPharm, Inc.*.....................      25,600       545,600
  NPS Pharmaceuticals, Inc.*..........      24,600       516,600
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

THERAPEUTICS (CONTINUED)
  Pharmacyclics, Inc.*................      13,200  $    297,000
  Titan Pharmaceuticals, Inc.*........      19,500       432,900
  Trimeris, Inc.*.....................      10,800       324,000
                                                    ------------
                                                       3,011,613
                                                    ------------
TRANSPORTATION-MARINE -- 0.8%
  Knightsbridge Tankers, Ltd.*........      20,500       500,969
  Teekay Shipping Corp................      14,600       621,960
                                                    ------------
                                                       1,122,929
                                                    ------------
TRANSPORTATION-SERVICES -- 0.8%
  Expeditors International Of
    Washington, Inc...................      13,400       675,863
  Offshore Logistics, Inc.*...........      16,300       404,444
                                                    ------------
                                                       1,080,307
                                                    ------------
TRANSPORTATION-TRUCKS -- 0.2%
  Forward Air Corp.*..................       9,250       302,359
                                                    ------------
TOTAL COMMON STOCK -- 92.6%
  (Cost: $147,787,898)............................
                                                     131,136,592
                                                    ------------

                                        PRINCIPAL
                                          AMOUNT
----------------------------------------------------------------
TIME DEPOSIT -- 7.0%
----------------------------------------------------------------
  Brown Brothers Harriman & Co. (Grand
    Cayman)
    4.690%, 04/02/01
    (Cost: $9,918,071)................  $9,918,071     9,918,071
                                                    ------------

TOTAL INVESTMENTS -- 99.6%
  (Cost: $157,705,969)............................   141,054,663
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%.....       544,337
                                                    ------------
NET ASSETS -- 100.0%..............................  $141,599,000
                                                    ------------
                                                    ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: MARK STUCKELMAN, Portfolio Manager; KELLY KO, CFA, Portfolio Manager; JOHN J. KANE, Portfolio Manager; LARRY SPEIDELL, CFA, Director of Quantitative Research and Portfolio Management; JOHN GRAVES, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The Value Fund seeks long-term capital appreciation through investments in a diversified portfolio comprised predominantly of US companies with larger market capitalizations that in the opinion of the Investment Adviser are undervalued relative to other market measures.

  MARKET OVERVIEW: Broad US equity indices declined during the 12 months ended March 31, 2001, with the S&P 500 Index and Russell 3000 Index showing double-digit losses. Slowing economic activity and corporate profits, highlighted by high inventories and weakening demand in a number of technology and telecommunications industries, sent stock prices generally lower. In an effort to boost GDP growth, the Federal Reserve cut interest rates a total of 1.5% on three separate occasions during the first quarter of 2001.

  However, US value indices posted gains this period, as investors refocused on companies with modest valuations that would be early beneficiaries of lower interest rates. As a result, value stocks were one of the top-performing asset classes this period.

  A number of positive developments contributed to value stocks' solid performance. Utilities advanced amid higher energy prices, industry deregulation and consolidation. Life insurance companies also got a boost from consolidation, and property/casualty insurers benefited from improved pricing. Finally, health care service providers gained as a result of more favorable Medicare reimbursement legislation.

  PERFORMANCE: From April 1, 2000 through March 31, 2001, the Fund gained 8.3%. This compared favorably to the Russell 1000 Value Index, up 0.3%, and the S&P 500 Index, down 21.7%.

  PORTFOLIO SPECIFICS: The Fund outperformed its S&P 500 Index benchmark this period primarily due to stock selection in the health care, financial services and utilities sectors.

  HealthSouth, Tenet Healthcare, Washington Mutual, Excelon and Allegheny Energy were among the best-performing holdings this period. Other major contributors to the Fund's strong results included Boeing and United Technologies.

  Based on our company-specific research, we did not make any significant changes to the Fund's industry weights during the fiscal year.

  MARKET OUTLOOK: Many factors point to strong performance by value stocks in the future, namely:

  - Attractive valuations despite recent strong relative performance

  - Expectations that lower energy prices and a weaker dollar will benefit value-oriented industries such as transportation, manufacturing and basic materials

  - Economic recovery driven by current easier monetary environment

  We are confident that our research-intensive approach will continue to lead us to undervalued, financially strong companies poised to benefit from change.

--------------------------------------------------------------------------------

VALUE FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN VALUE FUND RETIREMENT SHARES WITH THE S&P 500 INDEX AND THE RUSSELL 1000 VALUE INDEX.

                                                         ANNUALIZED TOTAL RETURNS
                                                               As of 3/31/01                       SINCE
                           1 YEAR                                                                 INCEPTION
                            8.31%                                                                  18.94%

[CHART]

                  VALUE FUND
         RETIREMENT SHARES = $586,614  S&P 500 INDEX = $477,988  RUSSELL 1000 VALUE INDEX = $484,667
4/30/96                      $250,000                  $250,000                             $250,000
5/96                         $256,696                  $256,450                             $253,125
6/96                         $263,641                  $257,425                             $253,328
7/96                         $257,440                  $246,046                             $243,752
8/96                         $264,633                  $251,235                             $250,723
9/96                         $278,522                  $265,375                             $260,689
10/96                        $288,194                  $272,694                             $270,778
11/96                        $311,260                  $293,307                             $290,409
12/96                        $310,268                  $287,497                             $286,704
1/97                         $326,637                  $305,459                             $300,603
2/97                         $330,605                  $307,854                             $305,022
3/97                         $316,220                  $295,204                             $294,053
4/97                         $332,589                  $312,828                             $306,404
5/97                         $357,391                  $331,873                             $323,519
6/97                         $368,800                  $346,741                             $337,398
7/97                         $411,706                  $374,331                             $362,771
8/97                         $402,034                  $353,361                             $349,856
9/97                         $427,331                  $372,715                             $371,001
10/97                        $410,714                  $360,266                             $360,650
11/97                        $424,355                  $376,943                             $376,595
12/97                        $434,772                  $373,415                             $387,588
1/98                         $432,788                  $387,655                             $382,084
2/98                         $467,758                  $415,613                             $407,806
3/98                         $497,768                  $436,897                             $432,747
4/98                         $500,496                  $441,292                             $435,642
5/98                         $498,264                  $433,706                             $429,182
6/98                         $509,177                  $451,323                             $434,684
7/98                         $499,256                  $446,517                             $427,012
8/98                         $421,875                  $381,959                             $363,472
9/98                         $445,685                  $406,428                             $384,336
10/98                        $477,183                  $439,503                             $414,122
11/98                        $499,752                  $466,141                             $433,420
12/98                        $521,081                  $493,000                             $448,156
1/99                         $527,530                  $513,618                             $451,741
2/99                         $509,177                  $497,654                             $445,372
3/99                         $518,601                  $517,565                             $454,591
4/99                         $559,028                  $537,595                             $497,050
5/99                         $550,595                  $524,903                             $491,582
6/99                         $565,972                  $554,035                             $505,838
7/99                         $554,563                  $536,749                             $491,017
8/99                         $534,722                  $534,065                             $472,800
9/99                         $512,897                  $519,426                             $456,252
10/99                        $548,611                  $552,296                             $482,532
11/99                        $527,034                  $563,507                             $478,768
12/99                        $566,245                  $596,698                             $481,067
1/00                         $530,870                  $566,744                             $465,384
2/00                         $488,022                  $556,015                             $430,806
3/00                         $541,582                  $610,393                             $483,364
4/00                         $541,582                  $592,027                             $477,738
5/00                         $540,585                  $579,878                             $482,754
6/00                         $516,421                  $594,172                             $460,692
7/00                         $534,357                  $584,903                             $466,451
8/00                         $564,002                  $621,232                             $492,385
9/00                         $572,223                  $588,437                             $496,915
10/00                        $601,121                  $585,948                             $509,139
11/00                        $577,084                  $539,752                             $490,250
12/00                        $608,935                  $542,391                             $514,812
1/01                         $618,215                  $561,635                             $516,768
2/01                         $604,922                  $510,425                             $502,402
3/31/01                      $586,614                  $477,988                             $484,667

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the S&P 500 Index and the Russell 1000 Value Index for the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Nicholas-Applegate Institutional Funds' Class R shares were first available on May 21, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged S&P 500 Index contains 500 industrial, transportation, utility and financial companies. The Index is considered to be generally representative of the U.S. stock market. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. In future reports, the Fund will compare its performance to the Russell 1000 Value Index as its composition more accurately reflects the market in which the Fund invests. The unmanaged indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------

VALUE FUND

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK -- 98.9%
-----------------------------------------------------------------
AEROSPACE/DEFENSE -- 4.6%
  Boeing Co.............................      12,000  $   668,520
  Honeywell International, Inc..........      15,200      620,160
  Textron, Inc..........................       8,800      500,192
  United Technologies Corp..............      10,800      791,640
                                                      -----------
                                                        2,580,512
                                                      -----------
AIRLINES -- 2.5%
  AMR Corp..............................      20,000      702,400
  Delta Air Lines, Inc..................      17,600      695,200
                                                      -----------
                                                        1,397,600
                                                      -----------
AUTO MANUFACTURER -- 2.0%
  Ford Motor Co.........................      20,440      574,773
  General Motors Corp...................      10,600      549,610
                                                      -----------
                                                        1,124,383
                                                      -----------
AUTOMOTIVE & TRANSPORT EQUIPMENT -- 0.7%
  TRW, Inc..............................      11,800      401,200
                                                      -----------
BEVERAGES-NON-ALCOHOLIC -- 1.4%
  PepsiCo, Inc..........................      18,600      817,470
                                                      -----------
BROADCASTING -- 2.7%
  AT&T Corp. -- Liberty Media Corp. Cl.
    A. *................................      45,800      641,200
  Fox Entertainment Group
    Cl. A. *............................      45,200      885,920
                                                      -----------
                                                        1,527,120
                                                      -----------
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
CHEMICALS -- 1.2%
  Dow Chemical Co.......................      21,200      669,284
                                                      -----------
COMMERCIAL SERVICES -- 1.4%
  Cendant Corp. *.......................      54,600      796,614
                                                      -----------
COMPUTERS -- 1.8%
  Hewlett-Packard Co....................       8,600      268,922
  International Business Machines
    Corp................................       8,000      769,440
                                                      -----------
                                                        1,038,362
                                                      -----------
COSMETICS & TOILETRIES -- 2.9%
  Kimberly-Clark Corp...................       9,400      637,602
  Proctor & Gamble Co...................      15,600      976,560
                                                      -----------
                                                        1,614,162
                                                      -----------
DIVERSIFIED FINANCIAL SERVICES -- 6.0%
  A.G. Edwards, Inc.....................       8,400      310,800
  American Express Co...................      16,800      693,840
  Freddie Mac...........................       6,500      421,395
  Goldman Sachs Group, Inc..............       8,000      680,800
  Lehman Brothers Holdings, Inc.........       8,000      501,600
  Merrill Lynch & Co, Inc...............       9,200      509,680
  Morgan Stanley Dean Witter & Co.......       5,600      299,600
                                                      -----------
                                                        3,417,715
                                                      -----------
DIVERSIFIED MANUFACTURING -- 1.3%
  General Electric Co...................      18,200      761,852
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VALUE FUND

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
DRUGS/PHARMACEUTICALS -- 5.2%
  Abbott Laboratories...................      16,200  $   764,478
  Johnson & Johnson.....................      15,300    1,338,291
  Merck & Co., Inc......................      10,800      819,720
                                                      -----------
                                                        2,922,489
                                                      -----------
ELECTRIC -- 1.9%
  Allegheny Energy, Inc.................      14,800      684,648
  Energy East Corp......................      23,400      405,990
                                                      -----------
                                                        1,090,638
                                                      -----------
ELECTRONIC COMPONENTS -- 1.2%
  Intel Corp............................      26,600      699,913
                                                      -----------
HEALTH PRODUCTS AND SERVICES -- 1.2%
  Baxter International, Inc.............       7,000      658,980
                                                      -----------
HOSPITALS -- 0.8%
  Healthsouth Corp. *...................      33,200      427,948
                                                      -----------
INSURANCE -- 9.6%
  Allstate Corp.........................      16,200      679,428
  American International Group, Inc.....      18,862    1,518,391
  Chubb Corp............................      10,400      753,376
  Jefferson-Pilot Corp..................       8,800      597,432
  Lincoln National Corp.................      13,600      577,592
  PMI Group, Inc........................      11,200      727,776
  Torchmark Corp........................      14,800      574,684
                                                      -----------
                                                        5,428,679
                                                      -----------
MACHINERY -- 3.0%
  Caterpillar, Inc......................      16,600      736,708
  Deere & Co............................      26,000      944,840
                                                      -----------
                                                        1,681,548
                                                      -----------
MEDIA -- 2.4%
  Viacom, Inc.-Cl B *...................      15,800      694,726
  Walt Disney Co........................      23,200      663,520
                                                      -----------
                                                        1,358,246
                                                      -----------
METALS -- 1.6%
  Alcoa, Inc............................      25,876      930,242
                                                      -----------
MONEY CENTER BANKS -- 11.7%
  Bank of America Corp..................      15,100      826,725
  Bank of New York Co., Inc.............      16,400      807,536
  Citigroup, Inc........................      55,233    2,484,380
  Fannie Mae............................       9,200      732,320
  First Union Corp......................      27,000      891,000
  J.P. Morgan Chase.....................      19,460      873,754
                                                      -----------
                                                        6,615,715
                                                      -----------
OIL & GAS PRODUCERS -- 11.6%
  Conoco, Inc. Cl. B....................      30,400      858,800
  Exxon Mobil Corp......................      31,605    2,560,005
  Phillips Petroleum Co.................      12,400      682,620
  Praxair...............................      16,000      714,400
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------

COMMON STOCK (Continued)
-----------------------------------------------------------------
OIL & GAS PRODUCERS (CONTINUED)
  USX-Marathon Group....................      32,800  $   883,960
  Xcel Energy Inc.......................      29,200      879,212
                                                      -----------
                                                        6,578,997
                                                      -----------
PUBLISHING -- 1.1%
  Dow Jones & Co........................      11,400      596,790
                                                      -----------
REGIONAL/COMMERCIAL BANKS -- 6.0%
  FleetBoston Financial Corp............      18,900      713,475
  Mellon Financial Corp.................      15,200      615,904
  U.S. Bancorp..........................      47,600    1,104,320
  Washington Mutual, Inc................      16,800      919,800
                                                      -----------
                                                        3,353,499
                                                      -----------
RETAIL- DEPARTMENT STORES -- 2.1%
  Federated Department Stores, Inc. *...      16,800      698,040
  Sears Roebuck & Co....................      14,600      514,942
                                                      -----------
                                                        1,212,982
                                                      -----------
TELECOMMUNICATIONS -- 9.2%
  AT&T Corp.............................      22,400      477,120
  BellSouth Corp........................      22,000      900,240
  SBC Communications, Inc...............      34,600    1,544,198
  Sprint Corp...........................      14,000      307,860
  Verizon Communications................      28,238    1,392,133
  Worldcom, Inc.........................      29,800      556,888
                                                      -----------
                                                        5,178,439
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
TOBACCO -- 1.8%
  Philip Morris Co., Inc................      21,200  $ 1,005,940
                                                      -----------
TOTAL COMMON STOCK
  (Cost: $55,092,506)...............................   55,887,319
                                                      -----------

                                          PRINCIPAL
                                            AMOUNT
-----------------------------------------------------------------
TIME DEPOSIT -- 13.5%
-----------------------------------------------------------------
  Brown Brothers Harriman & Co. (Grand
    Cayman)
    4.690%, 04/02/01
    (Cost: $7,630,479)..................  $7,630,479    7,630,479
                                                      -----------

TOTAL INVESTMENTS -- 112.4%
  (Cost: $62,722,985)..............................    63,517,798
LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.4)%...    (7,007,797)
                                                      -----------
NET ASSETS -- 100.0%...............................   $56,510,001
                                                      -----------
                                                      -----------
---------------

* Non-income producing securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH QUALITY BOND FUND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: CRITERION INVESTMENT MANAGEMENT, SUB ADVISORS:
FRED S. ROBERTSON, III, Chief Investment Officer, Fixed Income;
JAMES E. KELLERMAN, Portfolio Manager; MALCOM S. DAY, CFA, Portfolio Manager.

  GOAL: The High Quality Bond Fund seeks to maximize long-term total return from a portfolio utilizing multiple sectors of the bond market including a broad range of investment-grade issues, as well as, on an opportunistic basis, developed country international bonds and below-investment grade corporate issues.

  MARKET OVERVIEW: The series of six interest-rate increases made by the Federal Reserve between June 1999 and May 2000 took their toll on the US economy. The Fed raised rates as a result of above-trend-line GDP growth, tight labor markets and fears of inflation. By late 2000, however, data pointed to a sharper-than-expected slowdown in economic activity -- from robust 8.3% growth during the fourth quarter of 1999 to a meager 1.0% one year later.

  With inflation in check and the impact of the US slowdown rippling across the world, the Federal Reserve reversed course. In an effort to engineer a "soft landing" -- slower, but positive GDP growth -- the Central Bank began aggressively easing monetary policy. The Federal Reserve surprised the financial markets with a 50-basis point interest-rate cut in early January 2001 and quickly followed up with two additional half-point cuts later in the first quarter.

  The shift from tighter to easier monetary policy resulted in divergent Treasury market performance during the fiscal year. Early in the period, prices of Treasury securities fell due to rising interest rates. Later, amid evidence that the economy had cooled, Treasuries posted strong gains.

  Prices of non-Treasury securities fell throughout much of the period, as investors' perception of credit and prepayment risk increased. These fears subsided when the Federal Reserve began cutting rates, and performance of non-Treasuries subsequently improved.

  PERFORMANCE: The Fund gained 11.8% during the 12-month period ended March 31, 2001 compared to the Lehman Aggregate Bond Index, which was up 12.5%.

  PORTFOLIO SPECIFICS: The Fund slightly trailed its benchmark this period. Underperformance was mainly concentrated in the second quarter of 2000 when a highly inverted yield curve and tighter monetary policy adversely affected the Funds' holdings relative to the benchmark. For the remainder of the fiscal year, an overweight in non-Treasury sectors and longer-than-benchmark duration positively impacted relative results. Market yields fell, the curve became less inverted, and spreads of non-Treasury securities narrowed as the economy slowed and the Federal Reserve moved to easing.

  MARKET OUTLOOK: While there is a possibility that the US economy could slip into a recession, we expect economic activity to follow a path of slower but still moderate growth. Housing and consumer spending remain firm, and consumer sentiment is beginning to improve. Weakness in equity prices, rising business inventories, falling capital spending and benign inflation should allow the Federal Reserve to continue cutting interest rates, though at a more gradual pace.

  After a slow start in 2001, expectations are for a pick-up in nominal GDP growth, which bodes well for credit-sensitive issues such as corporate bonds and asset-backed securities. In this environment, interest-rate-sensitive bonds, such as longer-maturity Treasury securities, should underperform the broad fixed income market. As a result, we have reduced the Fund's duration and maintained its overweight in corporate securities.

--------------------------------------------------------------------------------

HIGH QUALITY BOND FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN HIGH QUALITY BOND FUND RETIREMENT SHARES WITH THE LEHMAN AGGREGATE BOND INDEX.

                                                         ANNUALIZED TOTAL RETURNS
                                                               As of 3/31/01                       SINCE
                           1 YEAR                                 5 YEARS                         INCEPTION
                           11.78%                                  7.51%                           7.75%

[CHART]

           HIGH QUALITY BOND     LEHMAN AGGREGATE
         FUND RETIREMENT SHARES     BOND INDEX
8/31/95             $250,000.00       $250,000.00
09/95               $257,944.92       $252,425.00
10/95               $262,182.20       $255,706.53
11/95               $267,213.98       $259,542.12
12/95               $272,245.76       $263,175.71
01/96               $271,980.93       $264,912.67
02/96               $265,889.83       $260,303.19
03/96               $264,036.02       $258,481.07
04/96               $262,711.86       $257,033.58
05/96               $262,182.20       $256,519.51
06/96               $265,625.00       $259,956.87
07/96               $266,419.49       $260,658.75
08/96               $265,360.17       $260,215.63
09/96               $270,921.61       $264,743.39
10/96               $276,747.88       $270,620.69
11/96               $281,779.66       $275,248.30
12/96               $279,396.19       $272,688.49
01/97               $279,396.19       $273,533.83
02/97               $281,514.83       $274,217.66
03/97               $278,072.03       $271,173.85
04/97               $282,044.49       $275,241.45
05/97               $284,957.63       $277,856.25
06/97               $288,665.25       $281,162.74
07/97               $296,345.34       $288,754.13
08/97               $293,167.37       $286,299.72
09/97               $298,463.98       $290,536.96
10/97               $302,171.61       $294,749.74
11/97               $304,025.42       $296,105.59
12/97               $306,673.73       $299,096.26
01/98               $311,440.68       $302,924.69
02/98               $312,235.17       $302,682.35
03/98               $314,088.98       $303,711.47
04/98               $315,413.14       $305,290.77
05/98               $318,326.27       $308,191.03
06/98               $319,650.42       $310,810.66
07/98               $320,709.75       $311,463.36
08/98               $322,563.56       $316,540.21
09/98               $329,449.15       $323,947.25
10/98               $325,211.86       $322,230.33
11/98               $331,567.80       $324,067.04
12/98               $333,951.27       $325,039.25
01/99               $337,394.07       $327,347.02
02/99               $331,567.80       $321,618.45
03/99               $334,216.10       $323,387.35
04/99               $336,864.41       $324,422.19
05/99               $333,421.61       $321,567.28
06/99               $331,039.30       $320,538.26
07/99               $329,169.02       $319,192.00
08/99               $327,565.93       $319,032.40
09/99               $331,510.89       $322,733.18
10/99               $332,596.92       $323,927.29
11/99               $333,954.46       $323,894.90
12/99               $333,010.52       $322,340.21
01/00               $331,907.83       $321,276.48
02/00               $335,491.56       $325,163.93
03/00               $339,312.82       $329,456.09
04/00               $337,073.13       $328,500.67
05/00               $336,233.25       $328,336.42
06/00               $342,532.38       $335,165.82
07/00               $345,379.70       $338,215.83
08/00               $351,074.34       $343,119.95
09/00               $352,524.19       $345,281.61
10/00               $352,234.53       $347,560.47
11/00               $357,448.52       $353,260.46
12/00               $367,734.17       $359,831.11
01/01               $375,670.88       $365,696.35
02/01               $379,198.31       $368,877.91
3/31/01             $379,267.34       $370,722.30

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Lehman Aggregate Bond Index for the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Nicholas-Applegate Institutional Funds' Class R shares were first available on May 21, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Lehman Aggregate Bond Index consists of securities from the Lehman Brothers Government/ Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested income and dividends. One cannot invest directly in an index.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------
HIGH QUALITY BOND FUND

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS -- 42.7%
-----------------------------------------------------------------
AEROSPACE/DEFENSE -- 0.4%
  Raytheon Co.
    6.400%, 12/15/18....................  $   40,000  $    33,724
  Raytheon Co. Cl. B
    6.500%, 07/15/05....................     175,000      175,123
                                                      -----------
                                                          208,847
                                                      -----------
AIRLINES -- 5.1%
  Air 2 Us 144A A
    8.027%, 10/01/20....................     244,840      261,004
  America West Airlines 2000 1 G
    8.057%, 07/02/20....................     168,362      183,472
  Continental Airlines, Inc. 2002 2 A1
    7.707%, 04/02/21....................     270,000      290,922
  Delta Airlines 2000 1 A2
    7.570%, 11/18/10....................     320,000      344,579
  Northwest Airlines 1999 2A
    7.575%, 03/01/19....................     480,401      507,041
  United Airlines 2000 2 A2
    7.186%, 04/01/11....................     340,000      349,350
  United Airlines A2
    7.730%, 01/01/12....................     130,000      138,776
  US Air, Inc.
    7.076%, 03/20/21....................      90,000       92,055
  US Air, Inc. 2000 3 G
    7.890%, 03/01/19....................     460,000      488,934
                                                      -----------
                                                        2,656,133
                                                      -----------
AUTOMOBILE MANUFACTURER -- 0.1%
  Daimler Chrysler NA Holding
    7.200%, 09/01/09....................      75,000       74,375
                                                      -----------
BROADCASTING -- 0.6%
  Clear Channel Communications
    7.650%, 09/15/10....................      90,000       94,731
  Viacom, Inc. 144A
    7.700%, 07/30/10....................     100,000      108,274
  Viacom, Inc.
    7.700%, 07/30/10....................     100,000      108,547
                                                      -----------
                                                          311,552
                                                      -----------
CASINO/HOTELS -- 0.9%
  Harrahs Operating Co.
    7.500%, 01/15/09....................     120,000      119,592
  Hollywood Casino Corp.
    11.250%, 05/01/07...................     140,000      148,400
  Mirage Resorts
    6.750%, 08/01/07....................     200,000      194,864
                                                      -----------
                                                          462,856
                                                      -----------
CHEMICALS -- 0.6%
  International Specialty
    Products, Inc.
    9.000%, 10/15/03....................     280,000      260,400
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

CHEMICALS (CONTINUED)
  International Specialty
    Products, Inc.
    9.750%, 02/15/02....................  $   40,000  $    38,000
                                                      -----------
                                                          298,400
                                                      -----------
CONSTRUCTION PRODUCTS -- 0.4%
  Associated Materials, Inc.
    9.250%, 03/01/08....................     200,000      190,000
                                                      -----------
DIVERSIFIED FINANCIAL SERVICES -- 2.4%
  ACME Intermediate Holdings Cl. B
    0.000% (until 09/30/02, thereafter
    12.000% to maturity), 09/30/05#.....     100,000       68,000
  Bank of America Corp.
    7.400%, 01/15/11....................     100,000      105,223
  Bank of America Corp.
    7.800%, 02/15/10....................     100,000      107,326
  Citigroup, Inc.
    7.250%, 10/01/10....................      80,000       84,298
  Ford Motor Credit Co.
    7.375%, 10/28/09....................     150,000      155,196
  Goldman Sachs Group
    6.875%, 01/15/11....................      70,000       70,944
  Household Finance Corp.
    7.875%, 03/01/07....................      30,000       32,414
  Keycorp
    6.750%, 03/15/06....................     140,000      142,552
  Nisource, Inc. 144A
    7.625%, 11/15/05....................      80,000       85,046
  RBF Finance Co.
    11.000%, 03/15/06...................     100,000      124,270
  RBF Finance Co.
    11.375%, 03/15/09...................     100,000      122,517
  Verizon Global 144A
    7.250%, 12/01/10....................     150,000      156,945
                                                      -----------
                                                        1,254,731
                                                      -----------
DRILLING -- 0.4%
  Northern National Gas 144A
    7.000%, 06/01/11....................     200,000      204,750
                                                      -----------
DRILLING SERVICES -- 0.3%
  Parker Drilling Co.
    9.750%, 11/15/06....................     140,000      144,200
                                                      -----------
DRUGS/PHARMACEUTICALS -- 0.9%
  American Home Products Corp. 144A
    6.250%, 03/15/06....................     375,000      378,300
  Warner Chilcott, Inc. 144A
    12.625%, 02/15/08...................     100,000      107,375
                                                      -----------
                                                          485,675
                                                      -----------
ELECTRIC -- 5.6%
  Duke Energy
    7.300%, 12/01/10....................     160,000      167,216
  Duke Energy Corp.
    7.375%, 03/01/10....................     100,000      106,749

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH QUALITY BOND FUND

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS (Continued)
-----------------------------------------------------------------
ELECTRIC (CONTINUED)
  FPL Group Capital
    7.625%, 09/15/06....................  $  125,000  $   133,187
  General Electric Cap. Disc.
    0.000%, 04/16/01....................   2,400,000    2,394,803
  Progress Energy
    6.750%, 03/01/06....................      90,000       92,363
                                                      -----------
                                                        2,894,318
                                                      -----------
HEALTH CARE -- 0.6%
  Abbey Health Care Group
    9.500%, 11/01/02....................     320,000      321,200
                                                      -----------
INSURANCE -- 0.7%
  Hartford Financial Service Group
    7.900%, 06/15/10....................     135,000      149,063
  Lumbermens Mutual Casualty 144A
    8.300%, 12/01/37....................      60,000       49,288
  Principal Life 144A
    6.125%, 03/01/06....................     170,000      172,615
                                                      -----------
                                                          370,966
                                                      -----------
MACHINERY & EQUIPMENT -- 0.4%
  Flowserve Corp.
    12.250%, 08/15/10...................     200,000      211,250
                                                      -----------
MEDIA -- 0.3%
  Time Warner, Inc.
    7.250%, 10/15/17....................     180,000      179,283
                                                      -----------
MEDICAL-DRUGS -- 2.9%
  Schering Corp. Disc.
    0.000%, 04/02/01....................   1,500,000    1,499,656
                                                      -----------
MEDICAL-HOSPITALS -- 0.9%
  Iasis Healthcare Corp.
    13.000%, 10/15/09...................     330,000      353,100
  Quoram Health
    8.750%, 11/01/05....................     100,000      100,500
                                                      -----------
                                                          453,600
                                                      -----------
METALS -- 0.6%
  California Steel Industries
    8.500%, 04/01/09....................      30,000       27,600
  Century Aluminum Co. 144A
    11.750%, 04/15/08...................     145,000      147,900
  Scotia Pacific Co. LLC
    6.550%, 07/20/28#...................     146,061      142,409
                                                      -----------
                                                          317,909
                                                      -----------
MISCELLANEOUS MANUFACTURING -- 0.7%
  DI Industries, Inc.
    8.875%, 07/01/07#...................     170,000      171,700
  International Wire Group
    11.750%, 06/01/05...................      90,000       90,000
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

MISCELLANEOUS MANUFACTURING (CONTINUED)
  International Wire Group
    11.750%, 06/01/05...................  $  125,000  $   125,000
                                                      -----------
                                                          386,700
                                                      -----------
OIL & GAS EXPLORATION -- 0.2%
  Burlington Resources, Inc.
    6.680%, 02/15/11....................      80,000       81,752
                                                      -----------
OIL & GAS MACHINERY -- 0.4%
  Grant Prideco, Inc. 144A
    9.625%, 12/01/07....................     180,000      189,000
                                                      -----------
OIL & GAS PRODUCERS -- 4.9%
  Tesoro Petroleum Corp. 144A
    9.000%, 07/01/08....................     280,000      284,900
  Williams Cos. 144A
    7.500%, 01/15/31....................     175,000      173,696
  Wisconsin Gas Comp. Disc.
    0.000%, 04/09/01....................   1,700,000    1,697,872
  Yosemite 144A
    8.250%, 11/15/04....................     370,000      386,652
                                                      -----------
                                                        2,543,120
                                                      -----------
OIL FIELD SERVICES -- 0.2%
  Petroleum Geo
    7.125%, 03/30/28....................     140,000      107,702
                                                      -----------
PACKAGING & CONTAINERS -- 0.5%
  Four M Corp. Cl. B 144A
    12.000%, 06/01/06...................     280,000      275,800
                                                      -----------
PAPER & RELATED PRODUCTS -- 0.1%
  Westvaco Corp.
    7.950%, 02/15/31....................      60,000       57,416
                                                      -----------
PIPELINES -- 0.2%
  Sonat, Inc.
    7.625%, 07/15/11....................     110,000      116,676
                                                      -----------
REGIONAL/COMMERCIAL BANKS -- 0.4%
  Union Planters Corp.
    7.750%, 03/01/11....................     200,000      205,492
                                                      -----------
RENTAL AUTO/EQUIPMENT -- 0.2%
  Hertz Corp.
    7.625%, 08/15/07....................     110,000      115,038
                                                      -----------
RETAIL-BUILDING PRODUCTS -- 0.5%
  Lowe's Companies, Inc.
    8.250%, 06/01/10....................      60,000       66,138
  Lowe's Companies, Inc.
    7.500%, 12/15/05....................     175,000      185,439
                                                      -----------
                                                          251,577
                                                      -----------
RETAIL-DISCOUNT -- 2.7%
  Wal-Mart Stores Disc.
    0.000%, 04/17/01....................   1,400,000    1,396,874
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS (Continued)
-----------------------------------------------------------------
TELECOMMUNICATIONS -- 6.6%
  AT&T Wireless Group 144A
    7.875%, 03/01/11....................  $  240,000  $   240,012
  Broadwing Communications Ser B
    12.500%, 08/15/09#..................     230,000      236,900
  Deutsche Telecom
    8.000%, 06/15/10....................     160,000      162,536
  Frontiervision Operating
    11.000%, 10/15/06...................      90,000       92,700
  Global Crossing, Ltd.
    9.625%, 05/15/08....................     280,000      263,900
  Microcell Telecommunications, Inc.
    Cl. B 144A
    0.000% (Until 06/01/04, Thereafter
    12.000% to Maturity), 06/01/09#.....     120,000       73,200
  NTL Incorporated, Inc.
    0.000% (until 02/01/01 thereafter
    11.500% to maturity), 02/01/06......     164,000      145,960
  Olympus Communications Corp.
    10.625%, 11/15/06...................     130,000      132,600
  Price Communications Wireless, Inc.
    144A
    9.125%, 12/15/06....................      80,000       82,200
  Qwest Cap 144A
    7.900%, 08/15/10....................     160,000      169,494
  SBC Communications, Inc.
    6.250%, 03/15/11....................     380,000      377,135
  Sprint Capital Corp.
    7.125%, 01/30/06....................     150,000      151,220
  Sprint Capital Corp.
    7.625%, 01/30/11....................      90,000       90,551
  TeleCorp PCS, Inc. 144A
    0.000% (until 04/15/04 thereafter
    11.625% to maturity), 04/15/09......     290,000      192,850
  TeleCorp PCS, Inc.
    10.625%, 07/15/10...................     180,000      172,350
  Tritel PCS, Inc.
    0.000% (until 05/15/04 thereafter
    12.750% to maturity), 05/15/09......     550,000      360,250
  Triton PCS Holdings, Inc. 144A
    0.000% (until 05/01/03 thereafter
    11.000% to maturity), 05/01/08......     430,000      332,175
  Western Wireless Corp.
    10.500%, 02/01/07...................      60,000       61,200
  Western Wireless Corp.
    10.500%, 06/01/06...................      20,000       20,400
  Worldcom, Inc.
    6.950%, 08/15/28....................      60,000       51,486
                                                      -----------
                                                        3,409,119
                                                      -----------
TELECOMMUNICATIONS SERVICES -- 0.0%
  Asia Global Crossing, Ltd. Cl. A 144A
    13.375%, 10/15/10...................      20,000       19,750
                                                      -----------
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

TRANSPORTATION-MARITIME -- 0.4%
  Trans Ocean
    6.625%, 04/15/11....................  $  200,000  $   200,748
                                                      -----------
WIRELESS EQUIPMENT -- 0.6%
  Motorola, Inc.
    7.625%, 11/15/10....................     300,000      294,972
                                                      -----------
TOTAL CORPORATE BONDS
  (Cost: $21,969,969)...............................   22,191,437
                                                      -----------
-----------------------------------------------------------------
FOREIGN CORPORATE BONDS -- 4.3%
-----------------------------------------------------------------
CANADA -- 0.7%
  360 Networks, Inc. 144A
    13.000%, 05/01/08...................     140,000       53,200
  Repap New Brunswick, Inc.
    10.625%, 04/15/05...................     160,000      164,256
  Teleglobe, Inc.
    7.200%, 07/20/09....................     130,000      129,085
                                                      -----------
                                                          346,541
                                                      -----------
CHILE -- 0.6%
  Celulosa Arauco
    8.625%, 08/15/10....................     100,000      104,584
  Chilgener S.A.
    6.500%, 01/15/06....................     120,000      113,974
  Empresa Nacional de Electricidad
    8.125%, 02/01/97....................     120,000       96,325
                                                      -----------
                                                          314,883
                                                      -----------
MEXICO -- 0.5%
  Pemex Finance, Ltd.
    6.300%, 05/15/10....................     170,000      164,850
  Pemex Project 144A
    9.125%, 10/13/10....................      70,000       70,525
                                                      -----------
                                                          235,375
                                                      -----------
UNITED KINGDOM -- 2.2%
  Amvescap PLC 144A
    6.600%, 05/15/05....................     110,000      111,289
  Diamond Cable Co.
    0.000% (Until 04/30/01, Thereafter
    13.250% To Maturity), 09/30/04#.....     200,000      195,000
  Energis PLC 144A
    9.750%, 06/15/09....................     270,000      253,800
  ONO Finance PLC
    13.000%, 05/01/09...................     320,000      249,600
  Telewest Fin Reg S
    6.000% 07/07/05.....................     350,000      276,500
  United Utilities PLC
    6.875%, 08/15/28....................      90,000       75,864
                                                      -----------
                                                        1,162,053
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH QUALITY BOND FUND

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
FOREIGN CORPORATE BONDS (Continued)
-----------------------------------------------------------------
VENEZUELA -- 0.3%
  Cerro Negro Finance, Ltd. 144A
    7.330%, 12/01/09....................  $  165,000  $   150,848
                                                      -----------
TOTAL FOREIGN CORPORATE BONDS
  (Cost: $2,239,573)................................    2,209,700
                                                      -----------
-----------------------------------------------------------------
US TREASURY OBLIGATIONS -- 32.5%
-----------------------------------------------------------------
US TREASURY BONDS -- 7.7%
  8.875%, 08/15/17......................   1,750,000    2,376,168
  8.500%, 02/15/20......................     250,000      334,453
  8.000%, 11/15/21......................     975,000    1,257,594
                                                      -----------
                                                        3,968,215
                                                      -----------
US TREASURY NOTES -- 22.8%
  6.500%, 05/31/01+.....................     150,000      150,445
  7.500%, 02/15/05......................   4,635,000    5,113,702
  6.500%, 08/15/05......................   2,610,000    2,806,977
  6.500%, 02/15/10......................   3,430,000    3,789,087
                                                      -----------
                                                       11,860,211
                                                      -----------
US TREASURY STRIPS -- 2.0%
  0.000%, 02/15/15......................   2,190,000    1,001,509
  0.000%, 11/15/23......................     200,000       54,396
                                                      -----------
                                                        1,055,905
                                                      -----------
TOTAL US TREASURY OBLIGATIONS
  (Cost: $16,747,611)...............................   16,884,331
                                                      -----------
-----------------------------------------------------------------
AGENCY OBLIGATIONS -- 16.5%
-----------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 9.6%
  Fannie Mae 15 YR TBA
    6.000%, 12/31/28....................   1,080,000    1,077,981
  Fannie Mae 15 YR TBA
    6.500%, 08/01/13....................     360,000      364,277
  Fannie Mae 30 YR TBA
    6.500%, 02/01/29....................   2,500,000    2,489,850
  Pool #3235821
    6.000%, 07/01/29....................     341,873      333,969
  Pool #573919
    7.000%, 03/01/16....................     359,965      367,949
  Pool #570589
    7.500%, 02/01/31....................     359,964      367,837
  Pool #380032
    10.000%, 10/01/03...................       9,861       10,338
                                                      -----------
                                                        5,012,201
                                                      -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 6.9%
  Pool #780734
    6.500%, 03/15/28....................      36,649       36,672
  Pool #483898
    6.500%, 08/15/28....................     679,180      679,391
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
  Pool #537038
    6.500%, 03/15/31....................  $  710,000  $   709,773
  Pool #457935
    7.000%, 12/15/28....................      28,374       28,830
  Pool #433606
    7.000%, 02/15/28....................      69,028       70,139
  Pool #483360
    7.000%, 07/15/29....................      60,882       61,855
  Pool #515483
    7.000%, 09/15/30....................     898,745      912,992
  Pool #436164
    7.500%, 01/15/28....................     388,154      398,359
  Pool #458876
    7.500%, 04/15/28....................     319,434      327,832
  Pool #537967
    8.000%, 07/15/30....................     337,496      348,789
  Pool #299705
    8.500%, 02/15/21....................       3,963        4,159
  Pool #064054
    11.500%, 02/15/13...................         240          251
  Pool #68958
    11.500%, 07/15/13...................         630          702
                                                      -----------
                                                        3,579,744
                                                      -----------
TOTAL AGENCY OBLIGATIONS
  (Cost: $8,532,489)................................    8,591,945
                                                      -----------
-----------------------------------------------------------------
FOREIGN GOVERNMENT BONDS -- 3.0%
-----------------------------------------------------------------
GERMANY -- 3.0%
  Federal Republic of Germany
    7.375%, 01/03/05
    (Cost: $1,654,427)..................   1,600,000    1,557,072
                                                      -----------
-----------------------------------------------------------------
CMO'S AND ASSET-BACKED SECURITIES -- 5.9%
-----------------------------------------------------------------
ELECTRIC -- 4.9%
  Commonwealth Edison Transitional
    Funding Trust
    5.440%, 03/25/07....................     275,000      276,719
  Commonwealth Edison Transitional
    Funding Trust
    5.630%, 06/25/09....................     175,000      174,725
  Connecticut 2001 A3
    5.73%, 03/30/09.....................     475,000      477,078
  Connecticut 2001-1 A2
    5.360%, 03/30/07....................     400,000      401,125
  Illinois Power Special Purpose Trust
    1998 A6
    5.540%, 06/25/09....................      25,000       24,828
  Peco Energy 1999-A A4
    5.800%, 03/01/07....................     545,000      552,663
  Peco Energy 1999-A A6
    6.050%, 03/01/09....................     560,000      568,921

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CMO'S AND ASSET-BACKED SECURITIES (Continued)
-----------------------------------------------------------------
ELECTRIC (CONTINUED)
  PP&L Transition Bond Company 1999-1 A7
    7.050%, 06/25/09....................  $   50,000  $    52,875
                                                      -----------
                                                        2,528,934
                                                      -----------
MORTGAGE-COMMERCIAL -- 1.0%
  Global Franchise Trust 1998 A1 144A
    6.349%, 04/10/20....................     196,371      198,426
  GMAC
    6.750%, 01/15/06....................     250,000      255,570
  GMAC
    7.250%, 03/02/11....................      60,000       61,389
                                                      -----------
                                                          515,385
                                                      -----------
TOTAL CMO'S AND ASSET-BACKED SECURITIES
  (Cost: $3,029,509)................................    3,044,319
                                                      -----------
                                          CONTRACTS
-----------------------------------------------------------------
PURCHASED OPTIONS -- 0.0%
-----------------------------------------------------------------
  Call Option EUR/USD April
    .9005, 04/19/01.....................     650,000        1,839
                                                      -----------
TOTAL PURCHASED OPTIONS
  (Cost: $10,025)...................................        1,839
                                                      -----------

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
TIME DEPOSIT -- 0.1%
-----------------------------------------------------------------
  Brown Brothers Harriman & Co.
    (Grand Cayman)
    4.690%, 04/02/01
    (Cost: $44,987).....................  $   44,987  $    44,987
                                                      -----------
TOTAL INVESTMENTS -- 105.0%
  (Cost: $54,228,590)...............................   54,525,630
                                                      -----------

                                          CONTRACTS
-----------------------------------------------------------------
SECURITIES SOLD SHORT -- 0.0%
-----------------------------------------------------------------
WRITTEN OPTIONS
  Put Option EUR/USD April
    .9500, 04/21/01.....................    (650,000)           0
                                                      -----------
TOTAL WRITTEN OPTIONS
  (Cost: $6,046)....................................            0
                                                      -----------

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS -- 105.0%
  (COST: $54,222,544)..............................    54,525,630
LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.0%)....    (2,580,069)
                                                      -----------
NET ASSETS -- 100.0%...............................   $51,945,561
                                                      -----------
                                                      -----------
---------------

  #  Illiquid Security
  + Securities or a portion thereof, with an aggregate market value of $150,445 has been segregated to collateralize forward exchange currency contracts.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH YIELD BOND RETIREMENT SHARES
------------------------------------------------------------------------

  MANAGEMENT TEAM: DOUGLAS G. FORSYTH, CFA, Portfolio Manager; WILLIAM STICKNEY, Portfolio Manager; MICHAEL E. YEE, Portfolio Manager; JUSTIN KASS, Investment Analyst.

  CHIEF INVESTMENT OFFICER: CATHERINE SOMHEGYI NICHOLAS

  GOAL: The High Yield Bond Fund seeks to deliver total return via high current income and long-term capital appreciation from a diversified portfolio consisting primarily of lower-rated US corporate fixed income securities.

  MARKET OVERVIEW: In contrast to the declines registered by most major equity indices this period, prices of high yield bonds climbed higher during the fiscal year ended March 31, 2001.

  In the spring of 2000, the high yield market was essentially flat, characterized by minimal new issue volume and light secondary trading. In June, amid a cascade of new deals, high yield prices rallied. The upturn was short lived, however, and the market drifted lower throughout much of the remainder of the year. Losses were the result of tight monetary policy and the subsequent inversion of the treasury yield curve, a lack of market liquidity, and extreme stock market volatility. More stringent bank credit standards that put pressure on the sector's less-worthy credits also weighed on investor sentiment.

  In early 2001, the market rebounded in response to interest-rate cuts by the Federal Reserve, a pick-up in new issuance, improved liquidity and strong cash flows into high yield bond mutual funds. Mutual fund inflows during the first two months of 2001 exceeded the total net intake in 1999, the last full year of positive flows.

  PERFORMANCE: During the 12 months ended March 31, 2001, the Fund gained 0.6%, while the Salomon Smith Barney High Yield Index advanced 2.7% and the
C.S. First Boston High Yield Index advanced 0.89%. The Lipper High Yield Index declined 5.2% during the same period.

  PORTFOLIO SPECIFICS: Sharp downside volatility in the equity market had an unfavorable impact on performance this period. Amid turbulent stock market conditions, equity investors tended to ignore companies' fundamental characteristics. The lack of focus on fundamentals spilled over into the high yield bond market. Bonds of issuers with strong balance sheets and accelerating cash flow -- the types of securities the Fund owns -- weren't necessarily the market's top performers.

  On a positive note, through consistent application of our research-intensive investment process, we avoided holding securities of poorly financed, cash-flow-negative companies. The Fund benefited from credit upgrades of numerous issuers including Jack in the Box, a fast-food restaurant chain, and Flextronics, a global outsourcer of electronics manufacturing services.

  MARKET OUTLOOK: Looking ahead, several positive factors set the stage for prices of high yield bonds to climb higher, including:

  - Current accommodative monetary policy by the Fed

  - Ongoing strong cash flows into mutual Funds

  - Stability in the stock market following a period of unprecedented volatility

  Ultimately, however, company-specific fundamentals will drive the Fund's performance. As a result, we continue to apply our proven investment philosophy and process centered on rigorous credit analysis.

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND RETIREMENT SHARES
------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN HIGH YIELD BOND FUND RETIREMENT SHARES WITH THE CS FIRST BOSTON HIGH YIELD INDEX AND THE SALOMON SMITH BARNEY HIGH YIELD INDEX.

                                                         ANNUALIZED TOTAL RETURNS
                                                              As of 3/31/01                        SINCE
                           1 YEAR                                                                INCEPTION
                            0.58%                                                                  9.67%

[CHART]

             HIGH YIELD BOND FUND            CS FIRST BOSTON           SALOMAN SMITH BARNEY
         RETIREMENT SHARES = $384,630  HIGH YIELD INDEX = $312,339  HIGH YIELD INDEX = $320,535
7/31/96                      $250,000                     $250,000                     $250,000
8/96                         $256,605                     $252,725                     $252,600
9/96                         $265,522                     $257,072                     $258,511
10/96                        $268,494                     $259,231                     $261,484
11/96                        $273,448                     $263,275                     $266,504
12/96                        $277,741                     $268,409                     $268,610
1/97                         $283,025                     $270,369                     $270,631
2/97                         $289,300                     $275,451                     $275,236
3/97                         $284,016                     $272,366                     $272,397
4/97                         $285,337                     $274,790                     $274,342
5/97                         $297,556                     $280,314                     $279,886
6/97                         $304,822                     $284,126                     $284,609
7/97                         $314,069                     $290,150                     $291,128
8/97                         $317,371                     $291,716                     $291,861
9/97                         $330,251                     $297,492                     $296,962
10/97                        $331,242                     $297,463                     $299,347
11/97                        $334,875                     $299,575                     $300,868
12/97                        $336,526                     $302,301                     $304,017
1/98                         $347,754                     $307,440                     $310,897
2/98                         $351,717                     $309,838                     $313,000
3/98                         $355,680                     $311,387                     $316,379
4/98                         $358,653                     $313,722                     $318,098
5/98                         $359,643                     $314,664                     $318,946
6/98                         $361,625                     $315,324                     $319,658
7/98                         $364,597                     $317,532                     $322,214
8/98                         $344,452                     $295,971                     $300,615
9/98                         $336,196                     $295,942                     $304,322
10/98                        $327,609                     $290,052                     $300,136
11/98                        $347,424                     $304,758                     $315,203
12/98                        $350,727                     $304,057                     $314,975
1/99                         $358,653                     $306,915                     $319,693
2/99                         $357,992                     $306,271                     $317,007
3/99                         $360,634                     $309,058                     $319,688
4/99                         $371,202                     $315,888                     $326,383
5/99                         $367,239                     $312,476                     $321,254
6/99                         $369,221                     $312,633                     $320,533
7/99                         $371,532                     $312,789                     $321,229
8/99                         $368,560                     $310,005                     $317,407
9/99                         $368,230                     $307,618                     $315,010
10/99                        $368,890                     $306,111                     $312,859
11/99                        $376,816                     $310,274                     $317,761
12/99                        $383,421                     $314,028                     $320,433
1/00                         $383,421                     $312,772                     $317,783
2/00                         $387,054                     $314,711                     $318,540
3/00                         $382,431                     $309,991                     $312,060
4/00                         $385,403                     $309,526                     $313,299
5/00                         $381,440                     $304,573                     $308,942
6/00                         $391,017                     $311,396                     $315,879
7/00                         $393,329                     $314,323                     $319,309
8/00                         $393,423                     $316,429                     $321,687
9/00                         $386,850                     $313,518                     $318,237
10/00                        $376,863                     $303,767                     $308,816
11/00                        $360,291                     $291,799                     $296,188
12/00                        $369,686                     $297,664                     $302,243
1/01                         $391,691                     $315,494                     $322,614
2/01                         $396,336                     $318,680                     $326,466
3/31/01                      $384,630                     $312,339                     $320,535

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the CS First Boston High Yield Index and the Salomon Smith Barney High Yield Index ("SSBHY") for the periods indicated. The Fund's Class R shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class R shares. The Nicholas-Applegate Institutional Funds' Class R shares were first available on July 24, 2000. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The unmanaged CS First Boston High Yield Index includes over 180 U.S. domestic issues with an average maturity range of seven to ten years and with a minimum issue size of $100 million. The SSBHY Index captures the performance of below investment-grade debt securities issued by corporations domiciled in the US and Canada. The Index includes cash-pay and deferred-interest securities. In future reports, the Fund will compare its performance to the SSBHY Index as its composition more accurately reflects the market in which the Fund invests. The unmanaged indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested income and dividends. One cannot invest directly in an index.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001
------------------------------------------------------------------------

HIGH YIELD BOND FUND

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS -- 87.6%
-----------------------------------------------------------------
AIRLINES -- 1.3%
  Atlas Air, Inc.
    10.750%, 08/01/2005.................  $  524,000  $   547,580
                                                      -----------
APPAREL -- 0.8%
  Phillips Van-Heusen 144A
    9.500%, 05/01/08....................     310,000      317,750
                                                      -----------
APPLIANCES -- 1.7%
  Salton, Inc.
    10.750%, 12/15/05...................     750,000      714,375
                                                      -----------
BROADCASTING -- 4.3%
  CD Radio, Inc.
    14.500%, 05/15/09...................     850,000      510,000
  Crown Castle Intl Corp.
    10.750%, 08/01/11...................     840,000      867,300
  United International Holdings
    0.000% (until 02/15/03, thereafter
    10.750% to maturity), 02/15/08......     960,000      460,800
                                                      -----------
                                                        1,838,100
                                                      -----------
BUILDING & CONSTRUCTION -- 4.5%
  Nortek, Inc.
    9.875%, 03/01/04....................     575,000      577,875
  Ryland Group, Inc.
    9.750%, 09/01/10....................     770,000      804,650
  Standard-Pacific Corp.
    9.500%, 09/15/10....................     530,000      532,650
                                                      -----------
                                                        1,915,175
                                                      -----------
BUSINESS SERVICES -- 1.3%
  Iron Mountain, Inc.
    8.625%, 04/01/13....................     315,000      317,756
  Iron Mountain, Inc. 144A
    8.750%, 09/30/09....................     225,000      227,813
                                                      -----------
                                                          545,569
                                                      -----------
CASINO/HOTELS -- 4.8%
  Anchor Gaming
    9.875%, 10/15/08....................     765,000      812,813
  Argosy Gaming Co. 144A
    10.750%, 06/01/09...................     250,000      268,750
  Argosy Gaming Co.
    10.750%, 06/01/09...................     250,000      268,750
  Autotote Corp. 144A Rt. Cl. A
    12.500%, 08/15/10...................     355,000      305,300
  Prime Hospitality Corp. 144A Ser. B
    9.750%, 04/01/07....................      70,000       70,700
  Venetian Casino
    12.250%, 11/15/04...................     305,000      314,913
                                                      -----------
                                                        2,041,226
                                                      -----------
DIVERSIFIED FINANCIAL SERVICES -- 3.7%
  ACME Intermediate Holdings Cl. B
    0.000% (until 09/30/01, thereafter
    12.000% to maturity), 09/30/05......     400,000      272,000
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
  Metris Cos., Inc. 144A
    10.125%, 07/15/06...................  $  730,000  $   664,300
  Sovereign Bancorp., Inc.
    8.125%, 03/15/04....................     650,000      656,746
                                                      -----------
                                                        1,593,046
                                                      -----------
DRUGS/PHARMACEUTICALS -- 3.7%
  AdvancePCS 144A
    8.500%, 04/01/08....................     750,000      761,250
  Omnicare, Inc. 144A
    8.125%, 03/15/11....................     405,000      413,100
  Twin Laboratories, Inc.
    10.250%, 05/15/06...................      40,000       20,400
  Warner Chilcott, Inc. 144A
    12.625%, 02/15/08...................     350,000      375,813
                                                      -----------
                                                        1,570,563
                                                      -----------
ELECTRIC -- 4.0%
  AES Corp.
    9.500%, 06/01/09....................     800,000      844,000
  Calpine Corp.
    8.625%, 08/15/10....................     840,000      868,963
                                                      -----------
                                                        1,712,963
                                                      -----------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.8%
  Hadco Corp. 144A
    9.500%, 06/15/08#...................     350,000      336,875
                                                      -----------
ENTERTAINMENT -- 3.5%
  Alliance Atlantis
    Communications, Inc. 13.000%,
    12/15/09............................     300,000      321,375
  Alliance Atlantis
    Communications, Inc. Class B 144A
    13.000%, 12/15/09...................     500,000      535,625
  Ascent Entertainment Group, Inc.
    0.000% (until 12/15/02, thereafter
    11.875% to maturity), 12/15/04......     755,000      653,075
                                                      -----------
                                                        1,510,075
                                                      -----------
FUNERAL SERVICES -- 0.8%
  Stewart Enterprises, Inc. Cl. A
    6.400%, 05/01/03....................     400,000      342,230
                                                      -----------
HEALTH CARE -- 2.3%
  Abbey Healthcare Group, Inc.
    9.500%, 11/01/02#...................     325,000      326,219
  Triad Hospitals Holdings, Inc. 144A
    Ser. B
    11.000%, 05/15/09...................     575,000      632,500
                                                      -----------
                                                          958,719
                                                      -----------
INTERNET SOFTWARE -- 1.2%
  Exodus Communications
    11.250%, 07/01/08...................     635,000      508,000
                                                      -----------
OIL & GAS PRODUCTION -- 0.5%
  Stone Energy Corp.
    8.750%, 09/15/07....................     220,000      223,300
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS (Continued)
-----------------------------------------------------------------
PUBLISHING -- 1.3%
  American Lawyer Media, Inc.
    9.750%, 12/15/07....................  $  625,000  $   570,312
                                                      -----------
RACETRACKS -- 1.6%
  Penn National Gaming, Inc. 144A
    11.125%, 03/01/08...................     690,000      688,275
                                                      -----------
RECREATIONAL CENTERS -- 2.0%
  Bally Total Fitness Holdings
    9.875%, 10/15/07....................     885,000      869,512
                                                      -----------
RENTAL AUTO/EQUIPMENT -- 3.7%
  Rent-A-Center, Inc. 144A
    11.000%, 08/15/08...................     600,000      606,000
  United Rentals, Inc. 144A Ser. B
    9.000%, 04/01/09....................     210,000      186,900
  United Rentals, Inc.
    9.500%, 06/01/08....................     840,000      764,400
                                                      -----------
                                                        1,557,300
                                                      -----------
RESORTS/THEME PARKS -- 1.8%
  Premier Parks, Inc.
    9.750%, 06/15/07....................     750,000      770,625
                                                      -----------
RETAIL-ARTS & CRAFTS -- 0.9%
  Michaels Stores, Inc.
    10.875%, 06/15/06#..................     365,000      383,250
                                                      -----------
RETAIL-AUTO PARTS -- 0.3%
  Advance Stores Co., Inc.
    10.250%, 04/15/08...................     140,000      130,200
                                                      -----------
RETAIL-AUTOMOBILE -- 1.5%
  Sonic Automotive, Inc. 144A Ser. B
    11.000%, 08/01/08...................     675,000      627,750
                                                      -----------
RETAIL-DISCOUNT -- 1.5%
  Tuesday Morning Corp.
    11.000%, 12/15/07...................     734,000      645,920
                                                      -----------
RETAIL-FOOD -- 3.6%
  Fleming Co., Inc. 144A
    10.500%, 12/01/04...................     215,000      218,225
  Fleming Co., Inc. 144A
    10.625%, 07/31/07...................     290,000      292,900
  Fleming Co., Inc.
    10.625%, 04/16/01...................   1,000,000    1,017,500
                                                      -----------
                                                        1,528,625
                                                      -----------
RETAIL-INTERNET -- 0.9%
  Amazon.com, Inc. 144A
    0.000% (until 05/01/03, thereafter
    10.000% to maturity), 05/01/08......     675,000      391,500
                                                      -----------
RETAIL-MUSIC STORES -- 3.2%
  Musicland, Inc.
    9.875%, 03/15/08....................     960,000    1,012,061
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

RETAIL-MUSIC STORES (CONTINUED)
  Musicland Stores Corp.
    9.000%, 06/15/03#...................  $  355,000  $   355,000
                                                      -----------
                                                        1,367,061
                                                      -----------
RETAIL-RESTAURANT -- 1.5%
  Foodmaker, Inc.
    8.375%, 04/15/08....................     670,000      648,225
                                                      -----------
RETAIL-VIDEO RENTAL -- 0.3%
  Hollywood Entertainment Corp.
    10.625%, 08/15/04...................     175,000      112,000
                                                      -----------
TELECOMMUNICATIONS -- 8.3%
  International Cabletel, Inc. Ser. A
    12.750%, 04/15/05...................     325,000      308,750
  McLeodUSA, Inc. 144A Cl. A
    9.500%, 11/01/08....................     340,000      305,150
  Metromedia Fiber Network 144A Ser. B
    10.000%, 11/15/08...................     580,000      481,400
  NTL Communications Corp. 144A
    11.875%, 10/01/10...................     745,000      674,225
  Pac-West Telecomm, Inc.
    13.500%, 02/01/09#..................     590,000      501,500
  Spectrasite Holdings, Inc.
    0.000% (until 04/15/04, thereafter
    11.250% to maturity), 04/15/09......   1,000,000      457,500
  Triton PCS, Inc. 144A
    9.375%, 02/01/11....................     605,000      583,825
  Winstar Communications, Inc. 144A
    12.750%, 04/15/10...................     782,000      203,320
                                                      -----------
                                                        3,515,670
                                                      -----------
TELECOMMUNICATIONS EQUIPMENT -- 3.4%
  American Tower Corp. Class A 144A
    9.375%, 02/01/09....................     680,000      651,100
  Echostar DBS Corp.
    9.375%, 02/01/09....................     650,000      651,625
  Northeast Optic Network
    12.750%, 08/15/08...................     320,000      144,000
                                                      -----------
                                                        1,446,725
                                                      -----------
TELEPHONE -- 6.3%
  Nextel Communications, Inc. 144A
    0.000% (until 10/31/02, thereafter
    9.750% to maturity), 10/31/07.......     960,000      669,600
  Nextel Communications, Inc. 144A
    9.375%,11/15/09.....................     535,000      454,750
  Nextlink Communications, Inc. 144A
    12.500%, 04/15/06...................     230,000      166,750
  Nextlink Communications, Inc.
    10.750%, 06/01/09...................     860,000      507,400
  Time Warner Telecom, Inc.
    Class A 144A
    10.125%, 02/01/11...................     910,000      910,000
                                                      -----------
                                                        2,708,500
                                                      -----------
TELEVISION -- 5.4%
  Century Comm Corp. Class A
    9.750%, 02/15/02....................     170,000      171,700

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS (Continued)
-----------------------------------------------------------------
TELEVISION (CONTINUED)
  Charter Comm.
    10.250%, 01/15/10...................  $  840,000  $   877,800
  FrontierVision Operating Partners, L.P
    11.000%, 10/15/06...................     800,000      828,000
  LodgeNet Entertainment Corp. 144A
    10.250%, 12/15/06...................     431,000      435,310
                                                      -----------
                                                        2,312,810
                                                      -----------
WASTE DISPOSAL -- 0.9%
  Stericycle, Inc.
    12.375%, 11/15/09...................     355,000      372,750
                                                      -----------
TOTAL CORPORATE BONDS
  (Cost: $39,337,551)...............................
                                                       37,322,556
                                                      -----------
-----------------------------------------------------------------
FOREIGN CORPORATE BONDS -- 8.4%
-----------------------------------------------------------------
AUSTRALIA -- 0.1%
  Bulong Operations 144A
    12.500%, 12/15/08...................     180,000       61,425
                                                      -----------
BERMUDA -- 1.6%
  Global Crossing Holding 144A
    8.700%, 08/01/07....................     750,000      686,250
                                                      -----------
CANADA -- 2.6%
  Celestica International 144A
    10.500%, 12/31/06...................     350,000      362,250
  Intrawest Corp. 144A
    10.500%, 02/01/10...................     695,000      724,537
                                                      -----------
                                                        1,086,787
                                                      -----------
NETHERLANDS -- 1.2%
  United Pan-Europe Communications NV
    144A Ser. B
    11.500%, 02/01/10...................     340,000      231,200
-----------------------------------------------------------------

NETHERLANDS (CONTINUED)
  Versatel Telecommunications
    11.875%, 07/15/09...................  $  500,000  $   295,000
                                                      -----------
                                                          526,200
                                                      -----------
SINGAPORE -- 1.9%
  Flextronics International, Ltd. 144A
    9.875%, 07/01/10....................     850,000      820,250
                                                      -----------
UNITED KINGDOM -- 1.0%
  Energis PLC 144A
    9.750%, 06/15/09....................     430,000      413,875
                                                      -----------
TOTAL FOREIGN CORPORATE BONDS
  (Cost: $4,053,147)................................
                                                        3,594,787
                                                      -----------

                                            NUMBER
                                          OF SHARES
-----------------------------------------------------------------
PREFERRED STOCK -- 0.0%
-----------------------------------------------------------------
TELECOMMUNICATIONS -- 0.0%
  XO Communications, Inc. Ser. E
    (Cost: $7,448)#.....................         189       10,395
                                                      -----------

                                          PRINCIPAL
                                            AMOUNT
-----------------------------------------------------------------
TIME DEPOSIT -- 0.5%
-----------------------------------------------------------------
  Brown Brothers Harriman & Co.
    (Grand Cayman)
    4.690%, 04/02/01
    (Cost: $191,767)....................  $  191,767      191,767
                                                      -----------

TOTAL INVESTMENTS -- 96.5%
  (Cost: $43,589,913)..............................    41,119,505
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.5%......     1,502,503
                                                      -----------
NET ASSETS -- 100.0%...............................   $42,622,008
                                                      -----------
                                                      -----------
---------------

  #  Illiquid Security

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                      (This page intentionally left blank)

--------------------------------------------------------------------------------

Nicholas-Applegate Institutional Funds
Financial Highlights

For a share outstanding during the period indicated

                                                                            DISTRIBUTIONS FROM:
                                                                         -------------------------
                           NET ASSET        NET          NET REALIZED       NET           NET       NET ASSET
                            VALUE,       INVESTMENT     AND UNREALIZED   INVESTMENT    REALIZED      VALUE,
                           BEGINNING  INCOME (LOSS)(1)  GAINS (LOSS)(1)    INCOME    CAPITAL GAINS   ENDING
-------------------------------------------------------------------------------------------------------------
                                         INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the year ended
    3/31/01                 $31.84         $(0.03)          $(11.26)       $   --       $(1.42)      $19.13
  6/1/99 (commenced) to
    3/31/00                  20.01          (0.20)            12.03            --           --        31.84
EMERGING COUNTRIES
  For the year ended
    03/31/01                $23.67         $(0.07)          $(10.84)       $   --       $(1.63)      $11.13
  6/1/99 (commenced) to
    3/31/00                  15.26          (0.17)             8.58            --           --        23.67

                                              U.S. EQUITY FUNDS
LARGE CAP GROWTH
  For the year ended
    3/31/01                 $49.77         $(0.32)          $(25.90)       $   --       $(1.03)      $22.52
  6/1/99 (commenced) to
    3/31/00                  28.61          (0.21)            21.37            --           --        49.77
MID CAP GROWTH
  For the year ended
    3/31/01                 $41.51         $(0.18)          $(20.03)       $   --       $(7.73)      $13.57
  6/1/99 (commenced) to
    3/31/00                  18.94          (0.09)            22.66            --           --        41.51
SMALL CAP GROWTH
  For the year ended
    3/31/01                 $27.05         $(0.06)          $(12.36)       $   --       $(5.08)      $ 9.55
  6/1/99 (commenced) to
    3/31/00                  13.86          (0.15)            13.69            --        (0.35)       27.05
VALUE
  For the year ended
    3/31/01                 $21.74         $ 0.18           $  1.63        $(0.16)      $   --       $23.39
  6/1/99 (commenced) to
    3/31/00                  22.33           0.12             (0.71)           --           --        21.74

                                           U.S. FIXED INCOME FUNDS
HIGH QUALITY BOND
  For the year ended
    3/31/01                 $12.12         $ 0.81           $  0.57        $(0.75)      $   --       $12.75
  6/1/99 (commenced) to
    3/31/00                  12.66           0.65             (0.51)        (0.68)          --        12.12
HIGH YIELD BOND
  8/15/00 (commenced) to
    3/31/01                 $   --         $ 0.81           $ 10.83        $(0.81)      $   --       $10.83

----------------------------------

(1) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)  Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4) This calculation includes expenses not part of the expense reimbursement calculation.
(5)  Actual amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                 RATIOS TO AVERAGE NET ASSETS (3)
                                      ------------------------------------------------------
                                                                   EXPENSE                     FUND'S
                                           NET                 (REIMBURSEMENTS)               PORTFOLIO  NET ASSETS
                             TOTAL     INVESTMENT     TOTAL    ----------------      NET      TURNOVER     ENDING
                           RETURN(2)  INCOME (LOSS)  EXPENSES     RECOUPMENT     EXPENSES(4)    RATE     (IN 000'S)
-------------------------------------------------------------------------------------------------------------------
                                            INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the year ended
    3/31/01                 (36.17%)       (0.13%)     1.58%           0.08%         1.66%       234%     $11,216
  6/1/99 (commenced) to
    3/31/00                  59.14%        (0.82%)     1.61%           0.04%         1.65%       158%      15,571
EMERGING COUNTRIES
  For the year ended
    03/31/01                (47.01%)       (0.40%)     1.91%           0.10%         2.01%       244%     $   117(5)
  6/1/99 (commenced) to
    3/31/00                  55.11%        (1.26%)     1.99%          (0.05%)        1.94%       178%           1(5)

                                                 U.S. EQUITY FUNDS
LARGE CAP GROWTH
  For the year ended
    3/31/01                 (53.35%)       (0.80%)     1.32%          (0.07%)        1.25%       160%     $41,730
  6/1/99 (commenced) to
    3/31/00                  73.98%        (0.69%)     1.42%          (0.15%)        1.27%       154%      83,785
MID CAP GROWTH
  For the year ended
    3/31/01                 (54.03%)       (0.86%)     1.34%          (0.09%)        1.25%       186%     $68,406
  6/1/99 (commenced) to
    3/31/00                 119.11%        (0.73%)     1.23%          (0.21%)        1.02%       115%          14
SMALL CAP GROWTH
  For the year ended
    3/31/01                 (49.67%)       (0.32%)     1.55%          (0.12%)        1.43%       120%     $ 3,577
  6/1/99 (commenced) to
    3/31/00                  98.68%        (0.91%)     1.62%          (0.20%)        1.42%        88%       5,861
VALUE
  For the year ended
    3/31/01                   8.31%         0.78%      1.47%          (0.20%)        1.27%       120%     $ 9,838
  6/1/99 (commenced) to
    3/31/00                  (2.21%)        0.70%      1.52%          (0.26%)        1.26%       140%       7,700

                                              U.S. FIXED INCOME FUNDS
HIGH QUALITY BOND
  For the year ended
    3/31/01                  11.78%         6.58%      1.45%          (0.73%)        0.72%       992%     $ 5,043
  6/1/99 (commenced) to
    3/31/00                   1.20%         6.47%      1.39%          (0.69%)        0.70%       162%       2,810
HIGH YIELD BOND
  8/15/00 (commenced) to
    3/31/01                   0.58%        11.29%      1.49%          (0.46%)        1.03%       132%     $   157(5)

----------------------------------

(1) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2)  Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4) This calculation includes expenses not part of the expense reimbursement calculation.
(5)  Actual amount.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001

                                                    INTERNATIONAL    EMERGING       LARGE CAP
                                                     CORE GROWTH     COUNTRIES       GROWTH
ASSETS
Investments, at value*                              $227,565,727   $142,089,705   $101,108,970
Foreign currencies, at value**                                --      1,075,348             --
Cash collateral received for securities loaned        37,041,163     23,241,800     31,500,100
Receivables:
  Investment securities sold                           2,036,465         34,585      2,183,935
  Capital shares sold                                  7,535,976        681,681      2,318,812
  Dividends                                              484,848        896,226         20,674
  Interest                                                    --              6             --
  From investment advisor                                  6,478         10,553         19,535
Unrealized gain on forward currency contracts                 --             --             --
Other assets                                              80,577         92,768         46,402
                                                    ------------   ------------   ------------
    Total Assets                                     274,751,234    168,122,672    137,198,428
                                                    ------------   ------------   ------------
LIABILITIES
Payables:
  Bank overdraft                                    $     88,548   $         --   $         --
  Investments purchased                                2,852,306      3,341,779        649,694
  Capital shares redeemed                              7,565,986        656,966      2,269,473
  Collateral on securities loaned                     37,041,163     23,241,800     31,500,100
  Dividends                                                   --             --             --
  To investment advisor                                  199,947        157,960         64,811
Other liabilities                                        184,697        185,758        101,639
                                                    ------------   ------------   ------------
    Total Liabilities                                 47,932,647     27,584,263     34,585,717
                                                    ------------   ------------   ------------
NET ASSETS                                          $226,818,587   $140,538,409   $102,612,711
                                                    ------------   ------------   ------------
                                                    ------------   ------------   ------------

   * Investments, at cost                           $248,999,069   $148,427,002   $119,394,681
                                                    ------------   ------------   ------------
                                                    ------------   ------------   ------------
  ** Foreign currencies, at cost                    $    (88,545)  $  1,075,655   $         --
                                                    ------------   ------------   ------------
                                                    ------------   ------------   ------------
NET ASSETS CONSIST OF:
Paid-in capital                                     $286,270,186   $227,162,393   $163,797,902
Undistributed net investment income (loss)              (632,531)    (1,384,524)            --
Accumulated net realized gain (loss) on
  investments and foreign currencies                 (37,369,314)   (78,890,832)   (42,899,480)
Net unrealized appreciation (depreciation) of
  investments and of other assets
  and liabilities denominated in foreign
  currencies                                         (21,449,754)    (6,348,628)   (18,285,711)
                                                    ------------   ------------   ------------
Net assets applicable to all shares outstanding     $226,818,587   $140,538,409   $102,612,711
                                                    ------------   ------------   ------------
                                                    ------------   ------------   ------------
Net Assets of Retirement Shares                     $ 11,216,297   $        117   $ 41,730,463
Net Assets of Institutional Shares                   215,602,290    140,538,292     60,882,248
                                                    ------------   ------------   ------------
                                                    ------------   ------------   ------------
Retirement Shares outstanding                            586,177             10      1,853,411
Institutional Shares outstanding                      11,224,532     12,551,731      2,692,225
                                                    ------------   ------------   ------------
                                                    ------------   ------------   ------------
Net Asset Value -- Retirement Share                 $      19.13   $      11.13   $      22.52
Net Asset Value -- Institutional Share              $      19.21   $      11.20   $      22.61
                                                    ------------   ------------   ------------
                                                    ------------   ------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                       MID CAP       SMALL CAP                  HIGH QUALITY   HIGH YIELD
                                                       GROWTH         GROWTH         VALUE          BOND          BOND
ASSETS
Investments, at value*                              $111,358,545   $141,054,663   $63,517,798   $54,525,630   $41,119,505
Foreign currencies, at value**                                --             --            --            --            --
Cash collateral received for securities loaned        30,644,700     44,318,650     6,149,700            --            --
Receivables:
  Investment securities sold                           2,864,047      2,039,314            --     1,609,657       905,528
  Capital shares sold                                    128,868        540,303       194,593       673,151         5,787
  Dividends                                               11,710         15,748        66,555            --            --
  Interest                                                    --             --            --       591,643     1,100,767
  From investment advisor                                 18,806         21,222        11,467        32,324        21,667
Unrealized gain on forward currency contracts                 --             --            --        53,275            --
Other assets                                              64,425         70,588        20,814        28,464        20,065
                                                    ------------   ------------   -----------   -----------   -----------
    Total Assets                                     145,091,101    188,060,488    69,960,927    57,514,144    43,173,319
                                                    ------------   ------------   -----------   -----------   -----------
LIABILITIES
Payables:
  Bank overdraft                                    $         --   $         --   $        --   $        --   $        --
  Investments purchased                                  229,402      1,442,195     7,055,094     5,484,972       492,869
  Capital shares redeemed                                     --        446,254       171,912        16,682         2,462
  Collateral on securities loaned                     30,644,700     44,318,650     6,149,700            --            --
  Dividends                                                   --             --            --           827            --
  To investment advisor                                   78,816        123,337        32,308        19,036        22,042
Other liabilities                                        117,711        131,052        41,912        47,066        33,938
                                                    ------------   ------------   -----------   -----------   -----------
    Total Liabilities                                 31,070,629     46,461,488    13,450,926     5,568,583       551,311
                                                    ------------   ------------   -----------   -----------   -----------
NET ASSETS                                          $114,020,472   $141,599,000   $56,510,001   $51,945,561   $42,622,008
                                                    ------------   ------------   -----------   -----------   -----------
                                                    ------------   ------------   -----------   -----------   -----------

   * Investments, at cost                           $114,137,559   $157,705,969   $62,722,985   $54,222,544   $43,589,913
                                                    ------------   ------------   -----------   -----------   -----------
                                                    ------------   ------------   -----------   -----------   -----------
  ** Foreign currencies, at cost                    $         --   $         --   $        --   $        (2)  $        --
                                                    ------------   ------------   -----------   -----------   -----------
                                                    ------------   ------------   -----------   -----------   -----------
NET ASSETS CONSIST OF:
Paid-in capital                                     $154,673,055   $189,273,666   $55,265,544   $51,298,462   $46,187,525
Undistributed net investment income (loss)                    --             --       126,744      (102,924)       29,784
Accumulated net realized gain (loss) on
  investments and foreign currencies                 (37,873,569)   (31,023,360)      322,900       394,764    (1,124,894)
Net unrealized appreciation (depreciation) of
  investments and of other assets
  and liabilities denominated in foreign
  currencies                                          (2,779,014)   (16,651,306)      794,813       355,259    (2,470,407)
                                                    ------------   ------------   -----------   -----------   -----------
Net assets applicable to all shares outstanding     $114,020,472   $141,599,000   $56,510,001   $51,945,561   $42,622,008
                                                    ------------   ------------   -----------   -----------   -----------
                                                    ------------   ------------   -----------   -----------   -----------
Net Assets of Retirement Shares                     $     68,407   $  3,577,132   $ 9,837,592   $ 5,043,336   $       157
Net Assets of Institutional Shares                   113,952,065    138,021,868    46,672,409    46,902,225    42,621,851
                                                    ------------   ------------   -----------   -----------   -----------
                                                    ------------   ------------   -----------   -----------   -----------
Retirement Shares outstanding                              5,042        374,632       420,535       395,658            14
Institutional Shares outstanding                       8,377,825     14,417,089     1,993,097     3,683,874     3,939,398
                                                    ------------   ------------   -----------   -----------   -----------
                                                    ------------   ------------   -----------   -----------   -----------
Net Asset Value -- Retirement Share                 $      13.57   $       9.55   $     23.39   $     12.75   $     10.83
Net Asset Value -- Institutional Share              $      13.60   $       9.57   $     23.42   $     12.73   $     10.82
                                                    ------------   ------------   -----------   -----------   -----------
                                                    ------------   ------------   -----------   -----------   -----------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2001

                                                    INTERNATIONAL      EMERGING       LARGE CAP
                                                     CORE GROWTH      COUNTRIES        GROWTH
INVESTMENT INCOME
Dividends, net of foreign taxes*                    $   2,583,827   $   2,619,107   $    255,890
Interest                                                1,197,009         608,918        185,873
Securities lending                                        667,525         557,147        151,796
                                                    -------------   -------------   ------------
  Total Income                                          4,448,361       3,785,172        593,559
                                                    -------------   -------------   ------------
EXPENSE
Advisory fee                                            2,878,718       2,955,195        950,406
Accounting and administration fees                        128,542         115,631         81,705
Custodian fees                                            255,534         476,135         38,301
Transfer agent fees and expenses                           75,555          62,157         48,581
Shareholder servicing fees                                 34,223              --        178,539
Administrative services                                   287,872         240,591        126,721
Professional fees                                          48,892          52,501         25,282
Shareholder reporting                                      53,618          45,100         31,814
Registration fees                                          24,199          30,604         23,890
Trustees' fees and expenses                                 4,604           3,479          2,144
Interest and credit facility fee                            3,167          45,139          2,408
Insurance                                                  13,021          10,967          5,960
Miscellaneous                                              38,853         110,883         34,473
                                                    -------------   -------------   ------------
    Total Expenses                                      3,846,798       4,148,382      1,550,224
Expenses (reimbursed)/recouped                            218,794         (93,786)      (102,507)
                                                    -------------   -------------   ------------
  Net Expenses                                          4,065,592       4,054,596      1,447,717
                                                    -------------   -------------   ------------
NET INVESTMENT INCOME (LOSS)                              382,769        (269,424)      (854,158)
                                                    -------------   -------------   ------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain (loss) from:
  Securities                                          (35,688,066)    (81,417,500)   (42,899,481)
  Foreign currency transactions                        (1,824,732)     (1,805,587)            --
                                                    -------------   -------------   ------------
    Net realized gain (loss)                          (37,512,798)    (83,223,087)   (42,899,481)
                                                    -------------   -------------   ------------
Change in unrealized appreciation (depreciation)
  of:
  Investments                                         (87,559,832)    (72,788,258)   (48,818,835)
  Other assets and liabilities denominated in
    foreign currencies                                    426,096         (57,873)            --
                                                    -------------   -------------   ------------
      Net unrealized appreciation (depreciation)      (87,133,736)    (72,846,131)   (48,818,835)
                                                    -------------   -------------   ------------
NET GAIN (LOSS) ON INVESTMENTS                       (124,646,534)   (156,069,218)   (91,718,316)
                                                    -------------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                   $(124,263,765)  $(156,338,642)  $(92,572,474)
                                                    -------------   -------------   ------------
                                                    -------------   -------------   ------------
   * Foreign taxes withheld.                        $     325,795   $     407,425   $        983
                                                    -------------   -------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                       MID CAP        SMALL CAP                  HIGH QUALITY   HIGH YIELD
                                                        GROWTH          GROWTH         VALUE         BOND          BOND
INVESTMENT INCOME
Dividends, net of foreign taxes*                    $      93,329   $     162,959   $  784,276   $    18,990   $       898
Interest                                                  321,581       1,189,405       90,558     2,020,433     2,843,121
Securities lending                                        216,159       1,148,148       27,406            --        27,406
                                                    -------------   -------------   ----------   -----------   -----------
  Total Income                                            631,069       2,500,512      902,240     2,039,423     2,871,425
                                                    -------------   -------------   ----------   -----------   -----------
EXPENSE
Advisory fee                                            1,488,089       2,265,448      329,218       126,725       149,675
Accounting and administration fees                        108,918         114,931       57,899        57,829        54,636
Custodian fees                                             55,817         123,616       29,149        68,107        30,704
Transfer agent fees and expenses                           66,163          63,888       27,204        22,782        16,460
                                                               66          12,005       22,442         9,996            --
Administrative services                                   198,413         226,537       43,896        28,161        24,946
Professional fees                                          30,761          31,369        6,294         3,983         3,606
Shareholder reporting                                      36,859          36,579        5,635         3,882         4,012
Registration fees                                          35,058          26,010       14,961         8,919        25,880
Trustees' fees and expenses                                 3,138           4,171        1,034           622           371
Interest and credit facility fee                            5,253          18,885        8,028         2,386         1,146
Insurance                                                   9,162          10,579        6,111         4,326         2,822
Miscellaneous                                              10,209          13,383        2,165         4,978         6,844
                                                    -------------   -------------   ----------   -----------   -----------
    Total Expenses                                      2,047,906       2,947,401      554,036       342,696       321,102
Expenses (reimbursed)/recouped                            (59,800)       (268,911)     (84,561)     (202,761)     (132,670)
                                                    -------------   -------------   ----------   -----------   -----------
  Net Expenses                                          1,988,106       2,678,490      469,475       139,935       188,432
                                                    -------------   -------------   ----------   -----------   -----------
NET INVESTMENT INCOME (LOSS)                           (1,357,037)       (177,978)     432,765     1,899,488     2,682,993
                                                    -------------   -------------   ----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain (loss) from:
  Securities                                           (8,905,966)     (6,015,446)   2,174,568       899,581    (1,118,256)
  Foreign currency transactions                                --              --           --      (118,587)           --
                                                    -------------   -------------   ----------   -----------   -----------
    Net realized gain (loss)                           (8,905,966)     (6,015,446)   2,174,568       780,994    (1,118,256)
                                                    -------------   -------------   ----------   -----------   -----------
Change in unrealized appreciation (depreciation)
  of:
  Investments                                        (125,643,229)   (136,731,787)     867,460       690,923    (1,791,667)
  Other assets and liabilities denominated in
    foreign currencies                                         --              --           --        88,720            --
                                                    -------------   -------------   ----------   -----------   -----------
      Net unrealized appreciation (depreciation)     (125,643,229)   (136,731,787)     867,460       779,643    (1,791,667)
                                                    -------------   -------------   ----------   -----------   -----------
NET GAIN (LOSS) ON INVESTMENTS                       (134,549,195)   (142,747,233)   3,042,028     1,560,637    (2,909,923)
                                                    -------------   -------------   ----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                   $(135,906,232)  $(142,925,211)  $3,474,793   $ 3,460,125   $  (226,930)
                                                    -------------   -------------   ----------   -----------   -----------
                                                    -------------   -------------   ----------   -----------   -----------
   * Foreign taxes withheld.                        $          --   $       5,008   $       --   $       180   $        --
                                                    -------------   -------------   ----------   -----------   -----------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31

                                                      INTERNATIONAL CORE GROWTH         EMERGING COUNTRIES
                                                    ------------------------------------------------------------
                                                      MARCH 31,       MARCH 31,      MARCH 31,       MARCH 31,
                                                         2001          2000(1)          2001          2000(1)
                                                    --------------  -------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                      $     382,769   $   (682,702)  $    (269,424)  $ (1,228,652)
  Net realized gain (loss)                            (37,512,798)    15,715,326     (83,223,087)    24,972,913
  Net unrealized appreciation (depreciation)          (87,133,736)    65,683,982     (72,846,131)    66,497,503
                                                    -------------   ------------   -------------   ------------
    Net increase (decrease) in net assets from
      investment operations                          (124,263,765)    80,716,606    (156,338,642)    90,241,764
                                                    -------------   ------------   -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Retirement Class                                           --         (1,855)             --             --
    Institutional Class                                        --       (145,725)             --             --
  From net realized gains
    Retirement Class                                     (752,869)            --             (16)            --
    Institutional Class                               (15,150,877)            --     (25,023,559)            --
                                                    -------------   ------------   -------------   ------------
    Total distributions                               (15,903,746)      (147,580)    (25,023,575)            --
                                                    -------------   ------------   -------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Retirement Class                                   11,270,449     25,716,559              --            438
    Institutional Class                               142,156,768    284,041,615     103,833,938    235,356,729
  Distributions reinvested
    Retirement Class                                      752,866          1,855              11             --
    Institutional Class                                14,272,439        124,755      19,117,400             --
  Cost of shares redeemed
    Retirement Class                                   (9,585,072)   (14,594,931)           (376)            --
    Institutional Class                              (110,988,555)   (56,751,676)   (101,135,654)   (25,513,624)
                                                    -------------   ------------   -------------   ------------
    Net increase (decrease) in net assets from
      share transactions                               47,878,895    238,538,177      21,815,319    209,843,543
                                                    -------------   ------------   -------------   ------------
    Net Increase (Decrease) in Net Assets             (92,288,616)   319,107,203    (159,546,898)   300,085,307
NET ASSETS
  Beginning                                           319,107,203             --     300,085,307             --
                                                    -------------   ------------   -------------   ------------
  Ending                                            $ 226,818,587   $319,107,203   $ 140,538,409   $300,085,307
                                                    -------------   ------------   -------------   ------------
                                                    -------------   ------------   -------------   ------------
Undistributed net investment income (loss), ending  $    (632,531)  $   (529,318)  $  (1,384,524)  $   (864,040)
                                                    -------------   ------------   -------------   ------------
                                                    -------------   ------------   -------------   ------------
RETIREMENT CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                             444,114        964,480              --             28
  Distributions reinvested                                 32,977             58               1             --
  Shares redeemed                                        (379,931)      (475,521)            (19)            --
                                                    -------------   ------------   -------------   ------------
                                                    -------------   ------------   -------------   ------------
  Net Retirement Share Activity                            97,160        489,017             (18)            28
                                                    -------------   ------------   -------------   ------------
                                                    -------------   ------------   -------------   ------------
INSTITUTIONAL CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                           5,159,851     11,515,928       5,711,129     13,836,324
  Distributions reinvested                                623,251          3,880       1,481,002             --
  Shares redeemed                                      (4,078,696)    (1,999,682)     (7,306,545)    (1,170,179)
                                                    -------------   ------------   -------------   ------------
  Net Institutional Share Activity                      1,704,406      9,520,126        (114,414)    12,666,145
                                                    -------------   ------------   -------------   ------------
                                                    -------------   ------------   -------------   ------------

------------------------------

(1)  Commenced operations on 5/7/99.
(2)  Commenced operations on 9/1/99.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                          LARGE CAP GROWTH               MID CAP GROWTH
                                                    -----------------------------------------------------------
                                                      MARCH 31,      MARCH 31,      MARCH 31,       MARCH 31,
                                                        2001          2000(1)          2001          2000(1)
                                                    -------------  -------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                      $   (854,158)  $   (283,832)  $  (1,357,037)  $   (935,954)
  Net realized gain (loss)                           (42,899,481)     3,926,863      (8,905,966)    18,056,987
  Net unrealized appreciation (depreciation)         (48,818,835)    30,533,124    (125,643,229)   122,864,215
                                                    ------------   ------------   -------------   ------------
    Net increase (decrease) in net assets from
      investment operations                          (92,572,474)    34,176,155    (135,906,232)   139,985,248
                                                    ------------   ------------   -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Retirement Class                                          --             --              --             --
    Institutional Class                                       --             --              --             --
  From net realized gains
    Retirement Class                                  (1,881,665)            --          (4,414)            --
    Institutional Class                               (1,761,359)            --     (47,068,553)            --
                                                    ------------   ------------   -------------   ------------
    Total distributions                               (3,643,024)            --     (47,072,967)            --
                                                    ------------   ------------   -------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Retirement Class                                  15,963,489     64,848,074          96,328         15,448
    Institutional Class                               78,838,035     33,199,870      51,243,192    164,024,433
  Distributions reinvested
    Retirement Class                                   1,881,664             --           4,395             --
    Institutional Class                                1,736,727             --      47,048,348             --
  Cost of shares redeemed
    Retirement Class                                 (10,085,690)    (5,750,425)         (2,960)            --
    Institutional Class                              (11,273,172)    (4,706,518)    (53,781,088)   (51,633,673)
                                                    ------------   ------------   -------------   ------------
    Net increase (decrease) in net assets from
      share transactions                              77,061,053     87,591,001      44,608,215    112,406,208
                                                    ------------   ------------   -------------   ------------
    Net Increase (Decrease) in Net Assets            (19,154,445)   121,767,156    (138,370,984)   252,391,456
NET ASSETS
  Beginning                                          121,767,156             --     252,391,456             --
                                                    ------------   ------------   -------------   ------------
  Ending                                            $102,612,711   $121,767,156   $ 114,020,472   $252,391,456
                                                    ------------   ------------   -------------   ------------
                                                    ------------   ------------   -------------   ------------
Undistributed net investment income (loss), ending  $         --   $         --   $          --   $         --
                                                    ------------   ------------   -------------   ------------
                                                    ------------   ------------   -------------   ------------
RETIREMENT CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                            398,128      1,826,395           5,652            345
  Distributions reinvested                                56,236             --             231             --
  Shares redeemed                                       (284,235)      (143,113)         (1,186)            --
                                                    ------------   ------------   -------------   ------------
                                                    ------------   ------------   -------------   ------------
  Net Retirement Share Activity                          170,129      1,683,282           4,697            345
                                                    ------------   ------------   -------------   ------------
                                                    ------------   ------------   -------------   ------------
INSTITUTIONAL CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                          2,184,005        891,596       1,980,576      7,728,872
  Distributions reinvested                                51,735             --       2,468,434             --
  Shares redeemed                                       (305,310)      (129,801)     (2,151,099)    (1,648,958)
                                                    ------------   ------------   -------------   ------------
  Net Institutional Share Activity                     1,930,430        761,795       2,297,911      6,079,914
                                                    ------------   ------------   -------------   ------------
                                                    ------------   ------------   -------------   ------------

                                                           SMALL CAP GROWTH                    VALUE
                                                    -----------------------------------------------------------
                                                      MARCH 31,       MARCH 31,      MARCH 31,      MARCH 31,
                                                         2001          2000(1)          2001         2000(1)
                                                    --------------  --------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                      $    (177,978)  $  (1,401,740)  $   432,765   $    302,320
  Net realized gain (loss)                             (6,015,446)     38,511,301     2,174,568     (1,851,668)
  Net unrealized appreciation (depreciation)         (136,731,787)    120,080,481       867,460        (72,647)
                                                    -------------   -------------   -----------   ------------
    Net increase (decrease) in net assets from
      investment operations                          (142,925,211)    157,190,042     3,474,793     (1,621,995)
                                                    -------------   -------------   -----------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Retirement Class                                           --              --       (62,811)       (36,526)
    Institutional Class                                        --              --      (313,234)      (180,191)
  From net realized gains
    Retirement Class                                   (1,261,403)        (59,712)           --             --
    Institutional Class                               (56,521,457)     (4,096,925)           --             --
                                                    -------------   -------------   -----------   ------------
    Total distributions                               (57,782,860)     (4,156,637)     (376,045)      (216,717)
                                                    -------------   -------------   -----------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Retirement Class                                    2,475,041       4,632,423     3,196,109     10,605,176
    Institutional Class                                60,119,891     229,057,661    29,000,778     39,557,331
  Distributions reinvested
    Retirement Class                                    1,261,386          59,711        62,789         36,526
    Institutional Class                                53,894,052       3,913,443       296,619        162,222
  Cost of shares redeemed
    Retirement Class                                   (1,563,937)     (1,089,181)   (1,762,417)    (2,742,281)
    Institutional Class                               (56,296,713)   (107,190,111)   (8,267,939)   (14,894,948)
                                                    -------------   -------------   -----------   ------------
    Net increase (decrease) in net assets from
      share transactions                               59,889,720     129,383,946    22,525,939     32,724,026
                                                    -------------   -------------   -----------   ------------
    Net Increase (Decrease) in Net Assets            (140,818,351)    282,417,351    25,624,687     30,885,314
NET ASSETS
  Beginning                                           282,417,351              --    30,885,314             --
                                                    -------------   -------------   -----------   ------------
  Ending                                            $ 141,599,000   $ 282,417,351   $56,510,001   $ 30,885,314
                                                    -------------   -------------   -----------   ------------
                                                    -------------   -------------   -----------   ------------
Undistributed net investment income (loss), ending  $          --   $          --   $   126,744   $     85,603
                                                    -------------   -------------   -----------   ------------
                                                    -------------   -------------   -----------   ------------
RETIREMENT CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                             149,154         275,474       141,616        480,770
  Distributions reinvested                                105,732           3,045         2,707          1,620
  Shares redeemed                                         (96,964)        (61,809)      (78,013)      (128,165)
                                                    -------------   -------------   -----------   ------------
                                                    -------------   -------------   -----------   ------------
  Net Retirement Share Activity                           157,922         216,710        66,310        354,225
                                                    -------------   -------------   -----------   ------------
                                                    -------------   -------------   -----------   ------------
INSTITUTIONAL CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                           3,775,176      15,406,294     1,288,327      1,756,417
  Distributions reinvested                              4,509,963         199,564        12,785          7,193
  Shares redeemed                                      (4,099,594)     (5,374,314)     (374,348)      (697,277)
                                                    -------------   -------------   -----------   ------------
  Net Institutional Share Activity                      4,185,545      10,231,544       926,764      1,066,333
                                                    -------------   -------------   -----------   ------------
                                                    -------------   -------------   -----------   ------------

------------------------------

(1)  Commenced operations on 5/7/99.
(2)  Commenced operations on 9/1/99.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS -- CONTINUED
YEARS ENDED MARCH 31

                                                         HIGH QUALITY BOND            HIGH YIELD BOND
                                                    -------------------------------------------------------
                                                      MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
                                                        2001         2000(1)         2001        2000(1)
                                                    -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                      $  1,899,488   $ 1,251,519   $ 2,682,993   $ 1,423,836
  Net realized gain (loss)                               780,994      (495,907)   (1,118,256)           55
  Net unrealized appreciation (depreciation)             779,643      (424,384)   (1,791,667)     (678,740)
                                                    ------------   -----------   -----------   -----------
    Net increase (decrease) in net assets from
      investment operations                            3,460,125       331,228      (226,930)      745,151
                                                    ------------   -----------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Retirement Class                                    (265,529)     (149,889)          (11)           --
    Institutional Class                               (1,642,926)   (1,094,677)   (2,685,171)   (1,398,556)
  From net realized gains
    Retirement Class                                          --            --            --            --
    Institutional Class                                       --            --            --            --
                                                    ------------   -----------   -----------   -----------
    Total distributions                               (1,908,455)   (1,244,566)   (2,685,182)   (1,398,556)
                                                    ------------   -----------   -----------   -----------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    Retirement Class                                   2,405,349     3,758,674           163            --
    Institutional Class                               40,650,134    24,431,234    29,075,385    24,021,970
  Distributions reinvested
    Retirement Class                                     265,526       149,887             8            --
    Institutional Class                                1,625,989     1,093,702     2,064,335       953,475
  Cost of shares redeemed
    Retirement Class                                    (650,293)   (1,003,663)           --            --
    Institutional Class                              (16,622,039)   (4,797,271)   (7,157,415)   (2,770,396)
                                                    ------------   -----------   -----------   -----------
    Net increase (decrease) in net assets from
      share transactions                              27,674,666    23,632,563    23,982,476    22,205,049
                                                    ------------   -----------   -----------   -----------
    Net Increase (Decrease) in Net Assets             29,226,336    22,719,225    21,070,364    21,551,644
NET ASSETS
  Beginning                                           22,719,225            --    21,551,644            --
                                                    ------------   -----------   -----------   -----------
  Ending                                            $ 51,945,561   $22,719,225   $42,622,008   $21,551,644
                                                    ------------   -----------   -----------   -----------
                                                    ------------   -----------   -----------   -----------
Undistributed net investment income (loss), ending  $   (102,924)  $    15,863   $    29,784   $    25,280
                                                    ------------   -----------   -----------   -----------
                                                    ------------   -----------   -----------   -----------
RETIREMENT CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                            195,161       303,597            14            --
  Distributions reinvested                                21,553        10,619            --            --
  Shares redeemed                                        (52,831)      (82,441)           --            --
                                                    ------------   -----------   -----------   -----------
                                                    ------------   -----------   -----------   -----------
  Net Retirement Share Activity                          163,883       231,775            14            --
                                                    ------------   -----------   -----------   -----------
                                                    ------------   -----------   -----------   -----------
INSTITUTIONAL CLASS -- CAPITAL SHARE ACTIVITY
  Shares sold                                          3,262,887     1,950,011     2,581,278     1,951,452
  Distributions reinvested                               131,187        90,095       183,708        78,264
  Shares redeemed                                     (1,354,886)     (395,420)     (628,397)     (226,907)
                                                    ------------   -----------   -----------   -----------
  Net Institutional Share Activity                     2,039,188     1,644,686     2,136,589     1,802,809
                                                    ------------   -----------   -----------   -----------
                                                    ------------   -----------   -----------   -----------

------------------------------

(1)  Commenced operations on 5/7/99.
(2)  Commenced operations on 9/1/99.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

NOTE A -- ORGANIZATION

  Nicholas-Applegate Institutional Funds (formerly Nicholas-Applegate Investment Trust) (the "Trust") is an open-end management investment company. The Trust was established as a Delaware business trust on December 17, 1992 and consists of seventeen separate portfolios (collectively the "Funds" and each a "Fund"). Each Fund's investment objectives, strategies and risks are discussed in the Funds' current prospectuses. All of the Funds offer Institutional shares ("Class I") and eight Funds offer Retirement shares ("Class R"). The Class R shares have no sales charge and distribution fees but have a shareholder servicing fee. The eight Funds offering Class R shares are covered in this report with each Fund's operations accounted for separately.

REORGANIZATION

  On May 7, 1999, the Trust was renamed Nicholas-Applegate Institutional Funds to be the successor entity to the institutional assets of Nicholas-Applegate Mutual Funds (NAMF). On that date, substantially all of the institutional assets of the single-class series of NAMF were transferred to the renamed Trust in a tax-free exchange for Class I shares of the corresponding Funds of the Trust, which for accounting purposes is treated as a continuation of the portfolios. Concurrently, substantially all institutional shareholders of the multi-class series of NAMF exchanged their shares for corresponding Class I shares of the respective Funds of the Trust, which has been accounted for as a taxable exchange and a commencement of operations of those Funds.

  The investment objectives, policies and limitations of the Funds of the Trust are identical in every respect to the corresponding portfolios of the NAMF. The investment management fees and expense limitations are also identical. The Trust is authorized to issue an unlimited number of shares. Class R shares were first available on May 21, 1999.

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

  Significant accounting policies consistently followed by the Funds in preparing these financial statements are described below. The policies conform with accounting principles generally accepted in the United States.

SECURITY VALUATIONS

  The Funds value equity securities traded on national or international exchanges and market systems at the last sales price reported by the security's primary market at the time of daily valuation. If a last sales price is not available, these securities are valued at the mean between last reported bid and ask prices. Debt securities are valued at bid prices obtained from independent pricing services or from one or more dealers making markets in the securities. Security prices quoted in a foreign currency are translated using the current U.S. dollar exchange rate. Short-term securities maturing within 60 days are valued at amortized cost which approximates market value. When market quotations for securities are not readily available, a fair value is determined by the Investment Adviser in accordance with procedures established by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Security transactions are accounted for as of trade date. Realized gains and losses from security transactions are determined on an identified-cost basis.

  Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when the information becomes available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted and amortized on the same basis as used for federal tax reporting.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSACTIONS

  At each net asset valuation date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted at the prevailing exchange rate on the day of the event. The effect of changes in exchange rates on securities denominated in a foreign currency is included with the net realized and unrealized gain or loss of the associated security. Other foreign currency gains or losses are reported separately.

  Certain Funds may use forward foreign currency contracts to reduce their exposure to currency fluctuations of their foreign securities. These contracts are commitments to purchase or sell a foreign currency at a specified rate on a future date. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation of investments. The contract commitment is fully collateralized by cash or securities of the Fund. Foreign denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory and market risk. Evaluating and monitoring such risk exposure is a part of the Funds' management strategy.

FUTURES CONTRACTS

  Each Fund may enter into futures contracts involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS CONTRACTS

  The Funds may: (a) buy call options on foreign currency in anticipation of an increase in the value of the underlying asset; (b) buy put options on foreign currency, portfolio securities, and futures in anticipation of a decrease in the value of the underlying asset; and (c) write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

EQUITY-LINKED SECURITIES

  Certain Funds may purchase equity-linked securities, also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund to indirectly participate in the securities market of a country from which the Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker or custodian equal to the change in the value of the underlying security. The primary risk is default by the other party to the transaction. In the event of insolvency of the other

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

SECURITIES LENDING

  Each Fund may temporarily loan securities up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower fully collateralizes the loans with cash. The risk associated with portfolio lending is that the borrower may not provide additional collateral when required or return the securities when due.

  The market value of securities on loan and the related collateral at March 31, 2001 were:

                                            MARKET VALUE   COLLATERAL
FUND                                         (IN 000'S)    (IN 000'S)
----                                        ------------   -----------
International Core Growth.................    $ 35,697      $ 37,041
Emerging Countries........................      21,566        23,242
Large Cap Growth..........................      31,009        31,500
Mid Cap Growth............................      29,706        30,645
Small Cap Growth..........................      42,875        44,319
Value.....................................       6,003         6,150

CREDIT FACILITY

  The Trust has a $30 million credit facility available to fund temporary or emergency borrowing. Each Fund pays its pro-rata share of an annual commitment fee plus interest on its specific borrowings. On December 26, 2000, the Emerging Countries Fund borrowed $23,000,000 for 9 days at a weighted average interest rate of 7.08%. This was the only use of the credit facility during the period presented.

FEDERAL INCOME TAXES

  The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. A Fund investing in foreign securities records any foreign taxes on income and gains on such investments in accordance with the applicable tax rules. The Funds' tax accounting treatment of loss deferrals, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.

  Capital loss carryforwards may be used to offset current or future capital gains until expiration. The following table reflects capital loss carryforwards as of March 31, 2001.

                                           CAPITAL LOSS
                                           CARRYFORWARD   EXPIRATION
FUND                                        (IN 000'S)       DATE
----                                       ------------   ----------
International Core Growth................    $15,094      3/31/2009
Emerging Countries.......................     33,556      3/31/2009
Large Cap Growth.........................      4,810      3/31/2009
High Yield Bond..........................        197      3/31/2009

DISTRIBUTIONS TO SHAREHOLDERS

  The Funds record distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Funds' capital accounts are periodically reclassified to reflect income and gains available for distribution under income tax regulations. The Funds make income and capital gain distributions at least annually. Funds with income objectives make distributions either quarterly or monthly in accordance with the prospectuses.

FUND EXPENSES AND MULTI-CLASS ALLOCATIONS

  Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Each share offered by a Fund has equal

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

rights to assets but incurs certain Class specific expenses. The Funds allocate income, gains and losses, both realized and unrealized, and expenses, except for Class specific expenses, based on the relative net assets of each share class.

USE OF ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

NICHOLAS-APPLEGATE SOUTHEAST ASIA FUND, LTD.

  The Emerging Countries Fund invests in the Indian and certain other Southeast Asia stock markets through Nicholas-Applegate Southeast Asia Fund Ltd., a limited life company incorporated under the laws of Mauritius (the "Mauritius Subsidiary"). The Mauritius Subsidiary is entitled to benefit from the double taxation treaty between India and Mauritius, and invests in India in what the Investment Adviser considers to be the most efficient way currently available. The Mauritius Subsidiary may also be utilized to invest in other Southeast Asia markets where deemed appropriate or advisable by the Investment Adviser. The Fund holds a 100% interest in a separate class of securities issued by the Mauritius Subsidiary, represented by a separate, underlying portfolio of securities. The accounts of the Mauritius Subsidiary are reflected in the Fund using consolidation accounting principles.

NOTE C -- TRANSACTIONS WITH AFFILIATES

  Nicholas-Applegate Capital Management, as the Investment Adviser of the Funds, receives the following annual fees payable monthly based on the average daily net assets of each Fund.

Emerging Countries..................   1.25%
Small Cap Growth and International
  Core Growth.......................   1.00%
Large Cap Growth, Value and Mid Cap
  Growth............................   0.75%
High Quality Bond...................   0.45%
High Yield Bond.....................   0.60%

  The fees are reduced on Mid Cap Growth, High Quality Bond, International Core Growth, Large Cap Growth and Value when the average net assets exceed $500 million.

  Under an Administrative Services agreement the Investment Adviser provides operational support services to the Funds at an annual fee on average daily net assets of 0.10%. For High Quality Bond Fund, the Investment Adviser has entered into an agreement with Criterion Investment Management LLC, ("the subadviser"). The agreement states that the subadviser will receive a fee paid by the Investment Adviser at an annualized rate of 0.25% of each of the Fund's daily net assets.

  The Investment Adviser has agreed to limit the Fund's expenses to certain levels through March 31, 2001. Expenses reimbursed by the Investment Adviser prior to July 24, 1998 may be recouped from the Funds within five years of that date. Expenses reimbursed by the Investment Adviser from July 24, 1998 through May 7, 1999 may be recouped from the Funds within five years after the year in which they are reimbursed. Any expenses reimbursed after May 7, 1999 may be recouped within three years after the year in which they are reimbursed. The Investment Adviser will recover such reimbursements to the extent of the differences between a Fund's actual expenses (exclusive of interest expense, taxes,

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

brokerage, and the costs of establishing and maintaining the Mauritius Subsidiary) when they fall below the limit, and the voluntary limit.

                                     EXPENSE LIMIT
                               --------------------------   UNREIMBURSED
                               INSTITUTIONAL   RETIREMENT      AMOUNTS
FUND                               CLASS         CLASS       AT 3/31/01
----                           -------------   ----------   -------------
International Core Growth....      1.40%         1.65%       $   17,426
Emerging Countries...........      1.65%         1.90%        1,115,354
Large Cap Growth.............      1.00%         1.25%          241,864
Mid Cap Growth...............      1.00%         1.25%        1,009,944
Small Cap Growth.............      1.17%         1.42%        1,919,961
Value........................      1.00%         1.25%          396,507
High Quality Bond............      0.45%         0.70%          811,847
High Yield Bond..............      0.75%         1.00%          261,301

  The Class R shares have a shareholder servicing agreement with the Distributor. The shareholder servicing plan is a compensation plan, which compensates the Distributor for expenses in connection with non-distribution shareholder services provided by the Distributor to other financial institutions. The Retirement Class pays an annual fee on its average daily net assets of up to 0.25% under the shareholder servicing agreement.

  Certain officers of the Trust are also officers of the Investment Adviser and Distributor. The Trustees who are not affiliated with the Investment Adviser receive annual compensation of approximately $18,000 each from the Trust.

NOTE D -- INVESTMENT TRANSACTIONS

  The following table presents purchases and sales of securities, excluding short-term investments, during the six-month ended March 31, 2001 to indicate the volume of transactions in each Fund. The tax cost of securities held at March 31, 2001, and the related gross and net unrealized appreciation and depreciation, provide aggregate information on a tax basis against which future gains and losses on these investments are measured for distribution purposes.

                                                                                                 NET
                                                                GROSS           GROSS         UNREALIZED
                                                              UNREALIZED     UNREALIZED      APPRECIATION
                      PURCHASES      SALES       TAX COST    APPRECIATION   DEPRECIATION    (DEPRECIATION)
FUND                  (IN 000'S)   (IN 000'S)   (IN 000'S)    (IN 000'S)     (IN 000'S)       (IN 000'S)
----                  ----------   ----------   ----------   ------------   -------------   --------------
International Core
 Growth..............  $664,186     $628,512     $251,621      $ 6,619        $(30,675)        $(24,056)
Emerging Countries...   556,763      555,828      156,498        6,241         (20,649)         (14,408)
Large Cap Growth.....   268,823      196,494      125,183        1,790         (25,864)         (24,074)
Mid Cap Growth.......   357,292      360,485      114,394       16,607         (19,642)          (3,035)
Small Cap Growth.....   256,752      258,680      158,798       14,159         (31,902)         (17,743)
Value................    73,565       51,708       63,330        3,745          (3,558)             187
High Quality Bond....   298,729      274,256       54,251          665            (390)             275
High Yield Bond......    55,105       31,546       43,599          563          (3,042)          (2,479)

  Gains and losses resulting from redemptions-in-kind are included in the realized gain/loss from securities and foreign currency transaction. During the period, International Core Growth had a redemption-in-kind valued at $705,280

NOTE E -- FINANCIAL INSTRUMENTS

  During the year, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

FORWARDS

  When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.

  At March 31, 2001, High Quality Bond Fund had outstanding forward contracts for the purchase and sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

net equity, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, or the date an offsetting position, if any, has been entered into.

                                                                   NET
                                                                UNREALIZED
                                                   MARKET     APPRECIATION/
                          LOCAL      SETTLEMENT     VALUE     (DEPRECIATION)
                        CURRENCY        DATE         US$           US$
                       -----------   ----------   ---------   --------------
HIGH QUALITY BOND
To Buy:
European Euro........      200,000    5/15/01     $ 176,872      $(7,442)
JPY..................   20,000,000    5/15/01       160,565       (3,750)
To Sell:
European Euro........     (900,000)   5/15/01      (795,925)      45,575
JPY..................  (40,000,000)   5/15/01      (321,132)      18,892
                                                                 -------
Net equity in foreign
 currency exchange
 contracts...........                                            $53,275
                                                                 =======

OPTIONS

  Transactions in options written during the year ended March 31, 2001, were as follows:

                                      HIGH QUALITY BOND FUND
                                   ----------------------------
                                   NUMBER OF       PREMIUMS
                                   CONTRACTS    PAID/(RECEIVED)
                                   ----------   ---------------
Options outstanding at March 31,
 2000............................         --        $    --
Options written..................   (650,000)        (6,046)
Options terminated in closing
 purchase........................         --             --
                                    --------        -------
Options outstanding at March 31,
 2001............................   (650,000)       $(6,046)
                                    ========        =======

  At March 31, 2001, the following securities included in the accompanying schedule of investments, were deposited in a segregated custodian account as collateral for the options contracts.

                                         PRINCIPAL    VALUE AT
                                          AMOUNT     3/31/2001
                                         ---------   ----------
United States Treasury Notes, 6.500%,
 5/31/01...............................  $150,000     $150,446
                                                      --------
Total collateral for options
 contracts.............................               $150,446
                                                      ========

NOTE F -- SUPPLEMENTAL PROXY INFORMATION (UNAUDITED)

1. The Nicholas-Applegate Institutional Funds held a meeting of the shareholders on January 12, 2001. Shareholders approved the investment advisory agreement between the Funds and Nicholas-Applegate Capital Management as described in the proxy statement mailed to shareholders of record as of November 10, 2000 on November 27, 2000.

FUND                                 FOR       AGAINST    ABSTAIN
----                              ----------   --------   --------
International Core Growth.......   6,828,174     2,652     38,345
Emerging Countries..............  12,009,300    36,877        312
Large Cap Growth................   1,792,026     4,412      6,364
Mid Cap Growth..................   4,755,071         3          0
Small Cap Growth................   6,690,522         0          0
Value...........................   1,658,735         0     11,297
High Quality Bond...............   1,964,122         0          0
High Yield Bond.................   1,339,062         0          0

2. The Nicholas-Applegate Institutional Funds held a meeting of the shareholders on January 12, 2001. Shareholders approved the new subadvisory agreement between Nicholas-Applegate Capital Management and Criterion Management on behalf of the High Quality Bond and Short Intermediate Funds as described in the proxy statement mailed to shareholders of record as of November 10, 2000 on November 27, 2000.

FUND                                 FOR       AGAINST    ABSTAIN
----                              ----------   --------   --------
High Quality Bond...............   1,964,122         0          0

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

NOTE G -- ADDITIONAL FEDERAL TAX INFORMATION (UNAUDITED)

  The amounts which represent income derived from sources within, and taxes paid to foreign countries or possessions of the United States are as follows:

                                         FOREIGN
                                          SOURCE
FUND:                                    INCOME:     FTC TOTAL:
-----                                   ----------   ----------
International Core Growth.............  $2,943,020    $474,432
Emerging Countries....................   3,009,610     189,052
Large Cap Growth......................           0           0
Mid Cap Growth........................           0           0
Small Cap Growth......................           0           0
Value.................................           0           0
High Quality..........................           0           0
High Yield............................           0           0

  The percentage of ordinary dividends paid by the Funds during the year ended 3/31/01, which qualify for the Dividends Received Deduction available to corporate shareholders was:

FUND:                              PERCENTAGE:
-----                              -----------
International Core Growth........     0.03%
Emerging Countries...............     0.00%
Large Cap Growth.................     6.82%
Mid Cap Growth...................     0.50%
Small Cap Growth.................     4.53%
Value............................    72.08%
High Quality.....................     0.82%
High Yield.......................     0.03%

  The Funds hereby designate the following approximate amounts as capital gains distributions for the purpose of the Dividends Paid Deduction:

FUND:                               AMOUNTS:
-----                              -----------
International Core Growth........  $         0
Emerging Countries...............            0
Large Cap Growth.................            0
Mid Cap Growth...................   28,719,608
Small Cap Growth.................   20,965,623
Value............................            0
High Quality.....................            0
High Yield.......................            0

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
------------------------------------------------------------------------
[LOGO]
ERNST & YOUNG LLP
//725 SOUTH FIGUEROA STREET
LOS ANGELES, CALIFORNIA 90017
//PHONE: 213 977 3200

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

  We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the following series of Nicholas-Applegate Institutional Funds: International Core Growth Fund, Emerging Countries Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Value Fund, High Quality Bond Fund and High Yield Bond Fund (collectively the "Funds") as of March 31, 2001, and the related statements of operations, the statements of changes in net assets and the financial highlights for the respective periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series of Nicholas-Applegate Institutional Funds, named above, as of March 31, 2001, the results of their operations, changes in their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP
May 4, 2001

--------------------------------------------------------------------------------

               TRUSTEES OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                               Arthur E. Nicholas
                                 Walter E. Auch
                               Darlene T. DeRemer
                                George F. Keane

                                    OFFICERS

                         John J.P. McDonnell, PRESIDENT
                         E. Blake Moore, Jr., SECRETARY
                   Charles H. Field, Jr., ASSISTANT SECRETARY
                          C. William Maher, TREASURER

                               INVESTMENT ADVISER

                     Nicholas-Applegate Capital Management

                                  DISTRIBUTOR

                         Nicholas-Applegate Securities

                                   CUSTODIAN

                 Brown Brothers Harriman & Co., Private Bankers

                                 TRANSFER AGENT

                       State Street Bank & Trust Company

NICHOLAS|APPLEGATE-REGISTERED TRADEMARK-

I N S T I T U T I O N A L   F U N D S


600 West Broadway
San Diego, California 92101
800 - 551 - 8643
Nicholas-Applegate Securities, Distributor






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